UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2017

Item 1.

Reports to Stockholders

Fidelity® Government Income Fund Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of February 28, 2017

	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.0
0.01 - 0.99%	1.9	7.9
1 - 1.99%	31.8	26.9
2 - 2.99%	22.1	16.8
3 - 3.99%	22.4	23.2
4 - 4.99%	12.8	15.0
5 - 5.99%	8.3	8.6
6 - 6.99%	0.6	0.4
7 - 7.99%	0.5	0.1
8% and above	0.0	0.4

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*,**
Mortgage Securities	24.8%
CMOs and Other Mortgage Related Securities	24.1%
U.S. Treasury Obligations	44.8%
U.S. Government Agency Obligations***	2.7%
Foreign Government & Government Agency Obligations	4.3%
Short-Term Investments and Net Other Assets (Liabilities)†	(0.7)%

 * Foreign investments - 4.3%

 ** Futures and Swaps - 5.7%

 *** Includes NCUA Guaranteed Notes

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2016*,**
Mortgage Securities	31.5%
CMOs and Other Mortgage Related Securities	22.1%
U.S. Treasury Obligations	44.9%
U.S. Government Agency Obligations***	3.1%
Foreign Government & Government Agency Obligations	3.3%
Short-Term Investments and Net Other Assets (Liabilities)†	(4.9)%

 * Foreign investments - 3.3%

 ** Futures and Swaps - 1.1%

 *** Includes NCUA Guaranteed Notes

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 47.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.8%
Fannie Mae:
0.875% 8/2/19	$131	$129
1% 2/26/19	326	324
1.125% 12/14/18	240	240
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	754	791
Series 2002-20K Class 1, 5.08% 11/1/22	1,213	1,283
Series 2004-20H Class 1, 5.17% 8/1/24	484	509
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,191
5.25% 9/15/39	2,807	3,550
5.375% 4/1/56	3,438	4,438
		34,455
U.S. Treasury Inflation-Protected Obligations - 0.5%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46	23,359	24,139
U.S. Treasury Obligations - 44.3%
U.S. Treasury Bonds:
2.5% 2/15/46	30,232	27,382
2.875% 8/15/45	112,441	110,179
2.875% 11/15/46	18,519	18,172
3% 11/15/44	29,032	29,167
3% 11/15/45	40,000	40,169
3% 2/15/47	7,000	7,048
3.625% 2/15/44	45,031	50,648
4.375% 5/15/40	3,000	3,755
4.75% 2/15/37	72,700	95,672
5% 5/15/37 (a)(b)	39,142	53,105
U.S. Treasury Notes:
0.75% 7/15/19	12,074	11,907
0.875% 6/15/19	26,866	26,594
1.125% 1/31/19	58,397	58,288
1.125% 7/31/21	29,606	28,697
1.125% 9/30/21	119,876	115,943
1.25% 10/31/21	40,000	38,872
1.375% 2/28/19	43,570	43,691
1.375% 12/15/19	46,112	46,011
1.375% 3/31/20	93,656	93,213
1.375% 4/30/20	4,172	4,148
1.375% 8/31/20	5,000	4,955
1.375% 1/31/21	27,500	27,111
1.375% 4/30/21	20,000	19,662
1.375% 5/31/21	20,000	19,641
1.5% 10/31/19	5,655	5,666
1.5% 1/31/22	46,220	45,326
1.5% 8/15/26	11,629	10,769
1.625% 6/30/19	51,223	51,559
1.625% 12/31/19	35,368	35,524
1.625% 6/30/20	4,710	4,713
1.625% 7/31/20	30,000	30,000
1.75% 9/30/19	54,087	54,573
1.75% 10/31/20	18,000	18,045
1.75% 12/31/20	119,701	119,788
1.75% 2/28/22	3,773	3,740
1.875% 1/31/22	10,819	10,804
1.875% 2/28/22	30,000	29,968
2% 9/30/20	107,107	108,391
2% 12/31/21	32,945	33,094
2% 7/31/22	18,845	18,855
2% 2/15/25	37,274	36,473
2% 8/15/25 (a)	35,960	35,039
2% 11/15/26	74,817	72,374
2.125% 6/30/21	22,000	22,274
2.125% 12/31/21	2,000	2,020
2.125% 6/30/22	1,146	1,154
2.125% 2/29/24	84,321	83,965
2.125% 5/15/25	38,251	37,710
2.25% 7/31/21	26,021	26,463
2.25% 1/31/24	70,482	70,782
2.25% 2/15/27	15,000	14,854
		1,957,953
Other Government Related - 1.9%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1.1156% 12/7/20 (NCUA Guaranteed) (c)	3,074	3,070
Series 2011-R4 Class 1A, 1.1456% 3/6/20 (NCUA Guaranteed) (c)	985	985
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	77,990
		82,045
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,112,243)		2,098,592

U.S. Government Agency - Mortgage Securities - 3.4%
Fannie Mae - 2.0%
2.458% 2/1/44 (c)	505	520
2.459% 4/1/44 (c)	694	712
2.474% 12/1/34 (c)	155	160
2.511% 2/1/44 (c)	410	422
2.54% 6/1/42 (c)	286	297
2.546% 3/1/35 (c)	77	79
2.556% 5/1/44 (c)	774	796
2.563% 3/1/36 (c)	355	370
2.576% 1/1/44 (c)	729	750
2.608% 2/1/33 (c)	50	51
2.63% 4/1/44 (c)	1,762	1,814
2.632% 7/1/35 (c)	58	61
2.646% 5/1/44 (c)	1,338	1,382
2.654% 10/1/33 (c)	110	113
2.666% 10/1/33 (c)	49	51
2.69% 3/1/37 (c)	115	120
2.699% 2/1/42 (c)	1,607	1,665
2.715% 2/1/36 (c)	47	50
2.73% 7/1/34 (c)	92	95
2.772% 1/1/42 (c)	1,251	1,296
2.798% 10/1/33 (c)	102	108
2.802% 6/1/36 (c)	142	149
2.833% 3/1/35 (c)	66	69
2.915% 11/1/33 (c)	81	84
2.943% 9/1/41 (c)	161	167
2.946% 7/1/35 (c)	172	178
2.956% 11/1/36 (c)	71	74
2.973% 11/1/40 (c)	124	131
2.975% 10/1/41 (c)	90	95
2.977% 5/1/36 (c)	98	103
3.187% 3/1/40 (c)	1,452	1,539
3.241% 7/1/41 (c)	250	263
3.364% 10/1/41 (c)	143	149
3.55% 7/1/41 (c)	333	348
4% 5/1/29 to 2/1/42	53,440	56,384
4.5% 11/1/25 to 4/1/39	8,065	8,629
5% 7/1/35	7,262	8,009
5.5% 1/1/29	1,541	1,714
6.5% 3/1/22 to 5/1/27	271	305
9.5% 10/1/20	8	8
11.5% 1/15/21	1	1
		89,311
Freddie Mac - 0.6%
2.57% 3/1/35 (c)	288	296
2.936% 5/1/37 (c)	188	196
2.997% 2/1/36 (c)	19	20
3% 2/1/31	11,016	11,354
3.026% 10/1/41 (c)	2,473	2,572
3.066% 9/1/41 (c)	1,603	1,690
3.07% 7/1/35 (c)	748	797
3.099% 10/1/42 (c)	1,009	1,067
3.14% 3/1/33 (c)	7	7
3.198% 9/1/41 (c)	192	201
3.231% 4/1/41 (c)	157	163
3.282% 6/1/41 (c)	202	213
3.295% 7/1/36 (c)	275	293
3.392% 5/1/41 (c)	162	172
3.626% 5/1/41 (c)	226	238
3.665% 6/1/41 (c)	223	235
3.887% 10/1/35 (c)	138	147
4.5% 5/1/39 to 10/1/41	2,942	3,185
5.5% 7/1/29	31	34
6% 1/1/24	1,105	1,197
9.5% 6/1/18 to 8/1/21	8	9
		24,086
Ginnie Mae - 0.8%
4.3% 8/20/61 (d)	3,436	3,521
4.649% 2/20/62 (d)	2,754	2,861
4.682% 2/20/62 (d)	3,541	3,674
4.684% 1/20/62 (d)	20,735	21,471
5.47% 8/20/59 (d)	246	248
6% 6/15/36	4,272	4,946
		36,721
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $149,817)		150,118

Collateralized Mortgage Obligations - 17.0%
U.S. Government Agency - 17.0%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.7583% 8/25/31 (c)	101	102
Series 2002-49 Class FB, 1.3806% 11/18/31 (c)	89	90
Series 2002-60 Class FV, 1.7783% 4/25/32 (c)	37	38
Series 2002-75 Class FA, 1.7783% 11/25/32 (c)	76	77
Series 2010-15 Class FJ, 1.7083% 6/25/36 (c)	5,849	5,934
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	1,589	1,673
Series 2005-27 Class NE, 5.5% 5/25/34	632	639
Series 2005-64 Class PX, 5.5% 6/25/35	1,746	1,892
Series 2005-68 Class CZ, 5.5% 8/25/35	4,458	4,995
Series 2006-45 Class OP, 6/25/36 (e)	812	709
Series 2010-118 Class PB, 4.5% 10/25/40	6,956	7,381
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	902	960
Series 2004-91 Class Z, 5% 12/25/34	5,636	6,196
Series 2005-117 Class JN, 4.5% 1/25/36	567	600
Series 2005-14 Class ZB, 5% 3/25/35	1,712	1,879
Series 2006-72 Class CY, 6% 8/25/26	3,583	3,887
Series 2009-59 Class HB, 5% 8/25/39	2,474	2,714
Series 2010-97 Class CX, 4.5% 9/25/25	10,927	11,770
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	298	17
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	433	23
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	3,846	451
Series 2010-39 Class FG, 1.6983% 3/25/36 (c)	3,647	3,725
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	1,041	69
Series 2012-27 Class EZ, 4.25% 3/25/42	7,175	7,675
Series 2016-26 Class CG, 3% 5/25/46	23,324	23,842
Freddie Mac:
floater:
Series 2530 Class FE, 1.37% 2/15/32 (c)	51	51
Series 2630 Class FL, 1.27% 6/15/18 (c)	17	17
Series 2682 Class FB, 1.67% 10/15/33 (c)	3,157	3,202
Series 2711 Class FC, 1.67% 2/15/33 (c)	1,734	1,759
planned amortization class:
Series 1141 Class G, 9% 9/15/21	37	41
Series 2682 Class LD, 4.5% 10/15/33	732	774
Series 3415 Class PC, 5% 12/15/37	529	564
Series 3763 Class QA, 4% 4/15/34	803	811
Series 3840 Class VA, 4.5% 9/15/27	4,014	4,182
Series 3857 Class ZP, 5% 5/15/41	2,918	3,426
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	7,983	8,927
Series 2587 Class AD, 4.71% 3/15/33	3,052	3,230
Series 2773 Class HC, 4.5% 4/15/19	215	219
Series 2877 Class ZD, 5% 10/15/34	6,806	7,467
Series 3007 Class EW, 5.5% 7/15/25	5,516	5,940
Series 3745 Class KV, 4.5% 12/15/26	6,562	7,079
Series 3806 Class L, 3.5% 2/15/26	8,900	9,368
Series 3871 Class KB, 5.5% 6/15/41	13,870	16,181
Series 3889 Class DZ, 4% 1/15/41	34,107	34,983
Series 3843 Class PZ, 5% 4/15/41	2,496	2,890
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	8,104	8,534
Series 4341 Class ML, 3.5% 11/15/31	10,816	11,296
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1.2606% 1/20/38 (c)	264	265
Series 2008-73 Class FA, 1.6406% 8/20/38 (c)	2,012	2,034
Series 2008-83 Class FB, 1.6806% 9/20/38 (c)	1,808	1,845
Series 2009-108 Class CF, 1.37% 11/16/39 (c)	1,195	1,203
Series 2011-H20 Class FA, 1.1967% 9/20/61 (c)(d)	9,074	9,056
Series 2011-H21 Class FA, 1.2467% 10/20/61 (c)(d)	6,060	6,059
Series 2012-H01 Class FA, 1.3467% 11/20/61 (c)(d)	5,194	5,210
Series 2012-H03 Class FA, 1.4717% 1/20/62 (c)(d)	3,281	3,291
Series 2012-H06 Class FA, 1.2767% 1/20/62 (c)(d)	4,893	4,897
Series 2012-H07 Class FA, 1.2767% 3/20/62 (c)(d)	3,028	3,031
Series 2012-H21 Class DF, 1.2967% 5/20/61 (c)(d)	5,105	5,113
Series 2013-H19:
Class FC, 1.3717% 8/20/63 (c)(d)	1,153	1,153
Class FD, 1.3717% 8/20/63 (c)(d)	3,016	3,015
Series 2014-H02 Class FB, 1.4217% 12/20/63 (c)(d)	37,527	37,588
Series 2014-H03 Class FA, 1.3717% 1/20/64 (c)(d)	14,761	14,757
Series 2015-H07 Class FA, 0.3% 3/20/65 (c)(d)	17,166	17,112
Series 2015-H13 Class FL, 1.0517% 5/20/63 (c)(d)	19,538	19,515
Series 2015-H19 Class FA, 0.9717% 4/20/63 (c)(d)	18,838	18,797
Series 2016-H20 Class FM, 1.1717% 12/20/62 (c)(d)	16,468	16,462
planned amortization class Series 2010-31 Class BP, 5% 3/20/40	11,191	12,368
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,097
Series 2013-H06 Class HA, 1.65% 1/20/63 (d)	5,507	5,490
Series 2013-H26 Class HA, 3.5% 9/20/63 (d)	45,422	46,796
Series 2014-H12 Class KA, 2.75% 5/20/64 (d)	5,972	6,033
Series 2016-H02 Class FM, 1.2717% 9/20/62 (c)(d)	22,561	22,564
Series 2016-H04 Class FE, 1.4217% 11/20/65 (c)(d)	5,577	5,583
Series 2010-169 Class Z, 4.5% 12/20/40	6,674	7,146
Series 2010-H15 Class TP, 5.15% 8/20/60 (d)	14,962	15,652
Series 2010-H17 Class XP, 5.2976% 7/20/60 (c)(d)	17,939	18,662
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(d)	14,674	15,283
Series 2012-64 Class KI, 3.5% 11/20/36	1,466	116
Series 2013-124:
Class ES, 7.6259% 4/20/39 (c)(g)	5,682	6,015
Class ST, 7.7593% 8/20/39 (c)(g)	11,471	12,438
Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	15,070	15,228
Series 2015-H21:
Class HA, 2.5% 6/20/63 (d)	47,135	47,594
Class JA, 2.5% 6/20/65 (d)	5,588	5,643
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(d)	44,258	43,951
Series 2016-H13 Class FB, 1.18% 5/20/66 (c)(d)	26,613	26,557
Series 2017-H06 Class FA, 1.17% 8/20/66 (c)(d)	23,810	23,836
Series 2090-118 Class XZ, 5% 12/20/39	13,745	15,621
		752,355
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $756,772)		752,355

Commercial Mortgage Securities - 4.6%
FMPRE Multifamily Agency floater Series 2017-KT01 Class A, 1.09% 2/25/20 (c)	43,722	43,735
Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18	34,545	34,860
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	3,986
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	5,591	5,903
Series K027 Class A2, 2.637% 1/25/23	6,437	6,518
Series K029 Class A2, 3.32% 2/25/23 (c)	3,110	3,260
Series K034 Class A1, 2.669% 2/25/23	12,819	13,021
Series K709 Class A2, 2.086% 3/25/19	17,210	17,331
Series K710 Class A2, 1.883% 5/25/19	16,814	16,861
Series K713 Class A2, 2.313% 3/25/20	5,437	5,500
Series K717 Class A2, 2.991% 9/25/21	4,531	4,676
Series K032 Class A1, 3.016% 2/25/23	21,645	22,223
Series K504 Class A2, 2.566% 9/25/20 (c)	3,629	3,696
Series K724 Class A1, 2.776% 3/25/23	19,621	19,988
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $201,792)		201,558

Foreign Government and Government Agency Obligations - 4.3%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	85,814
5.5% 12/4/23	48	57
5.5% 4/26/24	6,065	7,236
Jordanian Kingdom:
2.503% 10/30/20	41,050	42,039
3% 6/30/25	19,267	19,757
Ukraine Government 1.471% 9/29/21	34,809	34,095
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $177,317)		188,998
	Shares	Value (000s)

Fixed-Income Funds - 22.7%
Fidelity Mortgage Backed Securities Central Fund (h)
(Cost $968,200)	9,301,310	1,003,983

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.60% (i)
(Cost $35,046)	35,039,068	35,046
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $4,401,187)		4,430,650
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(14,243)
NET ASSETS - 100%		$4,416,407

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4% 3/1/47
(Proceeds $3,997)	$(3,800)	$(3,993)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
658 CBOT 10-Year U.S. Treasury Note Contracts (United States)	June 2017	81,972	$600
600 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2017	129,844	214
85 CBOT Long Term U.S. Treasury Bond Contracts (United States)	June 2017	12,891	195
TOTAL FUTURES CONTRACTS			$1,009

The face value of futures purchased as a percentage of Net Assets is 5.1%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)(1)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
CME	Mar. 2027	USD 24,100	1.75%	3-month LIBOR	$130	$0	$130
CME	Mar. 2047	1,200	2.25%	3-month LIBOR	22	0	22

TOTAL INTEREST RATE SWAPS					$152	$0	$152

 (1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,837,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,050,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$133
Fidelity Mortgage Backed Securities Central Fund	17,896
Total	$18,029

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,224,994	$17,896	$207,900	$1,003,983	16.0%
Total	$1,224,994	$17,896	$207,900	$1,003,983

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,098,592	$--	$2,098,592	$--
U.S. Government Agency - Mortgage Securities	150,118	--	150,118	--
Collateralized Mortgage Obligations	752,355	--	752,355	--
Commercial Mortgage Securities	201,558	--	201,558	--
Foreign Government and Government Agency Obligations	188,998	--	188,998	--
Fixed-Income Funds	1,003,983	1,003,983	--	--
Money Market Funds	35,046	35,046	--	--
Total Investments in Securities:	$4,430,650	$1,039,029	$3,391,621	$--
Derivative Instruments:
Assets
Futures Contracts	$1,009	$1,009	$--	$--
Swaps	152	--	152	--
Total Assets	$1,161	$1,009	$152	$--
Total Derivative Instruments:	$1,161	$1,009	$152	$--
Other Financial Instruments:
TBA Sale Commitments	$(3,993)	$--	$(3,993)	$--
Total Other Financial Instruments:	$(3,993)	$--	$(3,993)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$1,009	$0
Swaps(b)	152	0
Total Interest Rate Risk	1,161	0
Total Value of Derivatives	$1,161	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,397,941)	$3,391,621
Fidelity Central Funds (cost $1,003,246)	1,039,029
Total Investments (cost $4,401,187)		$4,430,650
Cash		999
Receivable for investments sold		30,028
Receivable for TBA sale commitments		3,997
Receivable for fund shares sold		5,099
Interest receivable		12,682
Distributions receivable from Fidelity Central Funds		37
Receivable for daily variation margin for derivative instruments		31
Other receivables		53
Total assets		4,483,576
Liabilities
Payable for investments purchased	$52,476
TBA sale commitments, at value	3,993
Payable for fund shares redeemed	8,547
Distributions payable	243
Accrued management fee	1,143
Distribution and service plan fees payable	148
Other affiliated payables	567
Other payables and accrued expenses	52
Total liabilities		67,169
Net Assets		$4,416,407
Net Assets consist of:
Paid in capital		$4,467,322
Distributions in excess of net investment income		(5,151)
Accumulated undistributed net realized gain (loss) on investments		(76,392)
Net unrealized appreciation (depreciation) on investments		30,628
Net Assets		$4,416,407
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($220,544 ÷ 21,566 shares)		$10.23
Maximum offering price per share (100/96.00 of $10.23)		$10.66
Class T:
Net Asset Value and redemption price per share ($166,605 ÷ 16,294 shares)		$10.22
Maximum offering price per share (100/96.00 of $10.22)		$10.65
Class C:
Net Asset Value and offering price per share ($78,352 ÷ 7,663 shares)(a)		$10.22
Government Income:
Net Asset Value, offering price and redemption price per share ($3,479,347 ÷ 340,790 shares)		$10.21
Class I:
Net Asset Value, offering price and redemption price per share ($471,559 ÷ 46,116 shares)		$10.23

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2017 (Unaudited)
Investment Income
Interest		$34,252
Income from Fidelity Central Funds		18,029
Total income		52,281
Expenses
Management fee	$7,249
Transfer agent fees	2,615
Distribution and service plan fees	965
Fund wide operations fee	940
Independent trustees' fees and expenses	10
Miscellaneous	8
Total expenses before reductions	11,787
Expense reductions	(1)	11,786
Net investment income (loss)		40,495
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,525)
Fidelity Central Funds	(2,747)
Futures contracts	(3,788)
Swaps	(1,749)
Total net realized gain (loss)		(9,809)
Change in net unrealized appreciation (depreciation) on: Investment securities	(162,655)
Futures contracts	1,021
Swaps	(313)
Delayed delivery commitments	(28)
Total change in net unrealized appreciation (depreciation)		(161,975)
Net gain (loss)		(171,784)
Net increase (decrease) in net assets resulting from operations		$(131,289)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,495	$71,092
Net realized gain (loss)	(9,809)	16,993
Change in net unrealized appreciation (depreciation)	(161,975)	104,347
Net increase (decrease) in net assets resulting from operations	(131,289)	192,432
Distributions to shareholders from net investment income	(37,244)	(77,548)
Distributions to shareholders from net realized gain	(34,956)	(39,904)
Total distributions	(72,200)	(117,452)
Share transactions - net increase (decrease)	(321,438)	502,872
Total increase (decrease) in net assets	(524,927)	577,852
Net Assets
Beginning of period	4,941,334	4,363,482
End of period	$4,416,407	$4,941,334
Other Information
Distributions in excess of net investment income end of period	$(5,151)	$(8,402)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class A

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.50	$10.47	$10.20	$10.97	$10.90
Income from Investment Operations
Net investment income (loss)A	.076	.135	.126	.138	.105	.141
Net realized and unrealized gain (loss)	(.361)	.270	.048	.278	(.454)	.327
Total from investment operations	(.285)	.405	.174	.416	(.349)	.468
Distributions from net investment income	(.069)	(.150)	(.116)	(.139)	(.099)	(.135)
Distributions from net realized gain	(.076)	(.095)	(.028)	(.007)	(.322)	(.263)
Total distributions	(.145)	(.245)	(.144)	(.146)	(.421)	(.398)
Net asset value, end of period	$10.23	$10.66	$10.50	$10.47	$10.20	$10.97
Total ReturnB,C,D	(2.68)%	3.92%	1.67%	4.10%	(3.29)%	4.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.76%	.77%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.77%G	.76%	.77%	.77%	.77%	.77%
Expenses net of all reductions	.77%G	.76%	.77%	.77%	.77%	.77%
Net investment income (loss)	1.48%G	1.28%	1.20%	1.34%	.99%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$221	$261	$222	$246	$291	$380
Portfolio turnover rateH	182%G	93%	83%	131%	192%	222%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class T

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.50	$10.47	$10.20	$10.97	$10.90
Income from Investment Operations
Net investment income (loss)A	.076	.135	.127	.140	.107	.143
Net realized and unrealized gain (loss)	(.371)	.270	.048	.277	(.454)	.327
Total from investment operations	(.295)	.405	.175	.417	(.347)	.470
Distributions from net investment income	(.069)	(.150)	(.117)	(.140)	(.101)	(.137)
Distributions from net realized gain	(.076)	(.095)	(.028)	(.007)	(.322)	(.263)
Total distributions	(.145)	(.245)	(.145)	(.147)	(.423)	(.400)
Net asset value, end of period	$10.22	$10.66	$10.50	$10.47	$10.20	$10.97
Total ReturnB,C,D	(2.78)%	3.92%	1.68%	4.12%	(3.27)%	4.41%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.76%	.76%	.76%	.75%	.75%
Expenses net of fee waivers, if any	.77%G	.76%	.76%	.76%	.75%	.75%
Expenses net of all reductions	.77%G	.76%	.76%	.76%	.75%	.75%
Net investment income (loss)	1.48%G	1.28%	1.20%	1.36%	1.01%	1.32%
Supplemental Data
Net assets, end of period (in millions)	$167	$197	$181	$196	$228	$309
Portfolio turnover rateH	182%G	93%	83%	131%	192%	222%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class C

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.50	$10.47	$10.20	$10.96	$10.90
Income from Investment Operations
Net investment income (loss)A	.036	.053	.044	.059	.025	.060
Net realized and unrealized gain (loss)	(.371)	.270	.048	.278	(.443)	.318
Total from investment operations	(.335)	.323	.092	.337	(.418)	.378
Distributions from net investment income	(.029)	(.068)	(.034)	(.060)	(.020)	(.055)
Distributions from net realized gain	(.076)	(.095)	(.028)	(.007)	(.322)	(.263)
Total distributions	(.105)	(.163)	(.062)	(.067)	(.342)	(.318)
Net asset value, end of period	$10.22	$10.66	$10.50	$10.47	$10.20	$10.96
Total ReturnB,C,D	(3.15)%	3.12%	.88%	3.32%	(3.93)%	3.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.54%	1.55%	1.54%	1.52%	1.51%
Expenses net of fee waivers, if any	1.55%G	1.54%	1.55%	1.54%	1.52%	1.51%
Expenses net of all reductions	1.55%G	1.54%	1.55%	1.54%	1.52%	1.51%
Net investment income (loss)	.70%G	.50%	.42%	.57%	.24%	.56%
Supplemental Data
Net assets, end of period (in millions)	$78	$94	$54	$58	$73	$98
Portfolio turnover rateH	182%G	93%	83%	131%	192%	222%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.65	$10.48	$10.45	$10.18	$10.95	$10.88
Income from Investment Operations
Net investment income (loss)A	.092	.167	.159	.171	.138	.175
Net realized and unrealized gain (loss)	(.371)	.281	.048	.278	(.453)	.328
Total from investment operations	(.279)	.448	.207	.449	(.315)	.503
Distributions from net investment income	(.085)	(.183)	(.149)	(.172)	(.133)	(.170)
Distributions from net realized gain	(.076)	(.095)	(.028)	(.007)	(.322)	(.263)
Total distributions	(.161)	(.278)	(.177)	(.179)	(.455)	(.433)
Net asset value, end of period	$10.21	$10.65	$10.48	$10.45	$10.18	$10.95
Total ReturnB,C	(2.63)%	4.35%	1.99%	4.45%	(2.99)%	4.73%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.80%F	1.59%	1.51%	1.66%	1.31%	1.62%
Supplemental Data
Net assets, end of period (in millions)	$3,479	$3,896	$3,489	$3,157	$3,412	$4,313
Portfolio turnover rateG	182%F	93%	83%	131%	192%	222%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class I

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.50	$10.47	$10.20	$10.97	$10.90
Income from Investment Operations
Net investment income (loss)A	.090	.162	.154	.166	.133	.169
Net realized and unrealized gain (loss)	(.361)	.271	.048	.277	(.454)	.327
Total from investment operations	(.271)	.433	.202	.443	(.321)	.496
Distributions from net investment income	(.083)	(.178)	(.144)	(.166)	(.127)	(.163)
Distributions from net realized gain	(.076)	(.095)	(.028)	(.007)	(.322)	(.263)
Total distributions	(.159)	(.273)	(.172)	(.173)	(.449)	(.426)
Net asset value, end of period	$10.23	$10.66	$10.50	$10.47	$10.20	$10.97
Total ReturnB,C	(2.55)%	4.19%	1.94%	4.38%	(3.03)%	4.66%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.51%	.51%	.51%
Expenses net of all reductions	.50%F	.50%	.50%	.51%	.51%	.51%
Net investment income (loss)	1.75%F	1.54%	1.46%	1.61%	1.26%	1.56%
Supplemental Data
Net assets, end of period (in millions)	$472	$494	$412	$298	$296	$334
Portfolio turnover rateG	182%F	93%	83%	131%	192%	222%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

In March 2017, the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swap Agreements	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$38,179
Gross unrealized depreciation	(60,556)
Net unrealized appreciation (depreciation) on securities	$(22,377)
Tax cost	$4,453,027

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(3,788)	$1,021
Swaps	(1,749)	(313)
Totals	$(5,537)	$708

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $52,705 and $207,900, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$305	$5
Class T	-%	.25%	223	113
Class C	.75%	.25%	437	104
			$965	$222

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13
Class T	2
Class C(a)	7
$22

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income. FIIOC receives an asset-based fee of .10% of Government Income's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$199.16
Class T	144.16
Class C	81.19
Government Income	1,847.10
Class I	344.14
	$2,615

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $131.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016
From net investment income
Class A	$1,621	$3,406
Class T	1,185	2,723
Class B	–	26
Class C	242	480
Government Income	30,326	63,334
Class I	3,870	7,579
Total	$37,244	$77,548
From net realized gain
Class A	$1,831	$2,025
Class T	1,339	1,660
Class B	–	49
Class C	658	503
Government Income	27,600	31,846
Class I	3,528	3,821
Total	$34,956	$39,904

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016	Six months ended February 28, 2017	Year ended August 31, 2016
Class A
Shares sold	2,773	12,026	$28,771	$126,485
Reinvestment of distributions	320	498	3,316	5,224
Shares redeemed	(6,033)	(9,122)	(62,174)	(95,982)
Net increase (decrease)	(2,940)	3,402	$(30,087)	$35,727
Class T
Shares sold	2,310	6,849	$23,908	$71,986
Reinvestment of distributions	233	404	2,412	4,234
Shares redeemed	(4,681)	(6,031)	(48,530)	(63,433)
Net increase (decrease)	(2,138)	1,222	$(22,210)	$12,787
Class B
Shares sold	–	17	$–	$174
Reinvestment of distributions	–	6	–	62
Shares redeemed	–	(584)	–	(6,152)
Net increase (decrease)	–	(561)	$–	$(5,916)
Class C
Shares sold	748	5,790	$7,784	$60,776
Reinvestment of distributions	79	81	822	844
Shares redeemed	(1,982)	(2,223)	(20,375)	(23,431)
Net increase (decrease)	(1,155)	3,648	$(11,769)	$38,189
Government Income
Shares sold	46,977	91,465	$482,731	$961,380
Reinvestment of distributions	5,380	8,754	55,649	91,724
Shares redeemed	(77,472)	(67,217)	(793,996)	(705,341)
Net increase (decrease)	(25,115)	33,002	$(255,616)	$347,763
Class I
Shares sold	6,319	14,937	$65,183	$157,175
Reinvestment of distributions	692	1,055	7,163	11,077
Shares redeemed	(7,188)	(8,950)	(74,102)	(93,930)
Net increase (decrease)	(177)	7,042	$(1,756)	$74,322

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Class A	.77%
Actual		$1,000.00	$973.20	$3.77
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class T	.77%
Actual		$1,000.00	$972.20	$3.77
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class C	1.55%
Actual		$1,000.00	$968.50	$7.57
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Government Income	.45%
Actual		$1,000.00	$973.70	$2.20
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$974.50	$2.45
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Total Bond Fund Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	49.3%
AAA	1.4%
AA	1.3%
A	5.4%
BBB	21.7%
BB and Below	17.8%
Not Rated	1.0%
Short-Term Investments and Net Other Assets	2.1%

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	39.2%
AAA	2.0%
AA	2.1%
A	7.3%
BBB	23.2%
BB and Below	20.8%
Not Rated	1.0%
Equities	0.1%
Short-Term Investments and Net Other Assets	4.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*,**
Corporate Bonds	35.5%
U.S. Government and U.S. Government Agency Obligations	49.3%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	3.1%
Municipal Bonds	1.6%
Other Investments	7.7%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 11.4%

 ** Futures and Swaps - 0.0%

As of August 31, 2016*,**
Corporate Bonds	42.2%
U.S. Government and U.S. Government Agency Obligations	39.2%
Asset-Backed Securities	0.5%
CMOs and Other Mortgage Related Securities	4.5%
Municipal Bonds	1.8%
Stocks	0.1%
Other Investments	7.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.3%

 * Foreign investments - 11.7%

 ** Futures and Swaps - 0.1%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 28, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.5%
		Principal Amount(a)	Value
CONSUMER DISCRETIONARY - 3.9%
Auto Components - 0.1%
IHO Verwaltungs GmbH 4.125% 9/15/21 pay-in-kind (a)(b)(c)		$1,635,000	$1,651,841
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)		3,045,000	3,193,444
Metalsa SA de CV 4.9% 4/24/23 (b)		4,535,000	4,353,600
Tenedora Nemak SA de CV 5.5% 2/28/23(b)		3,485,000	3,554,700
Tenneco, Inc. 5% 7/15/26		2,746,000	2,752,865
Tupy Overseas SA 6.625% 7/17/24 (b)		530,000	524,700
ZF North America Capital, Inc. 4.75% 4/29/25 (b)		5,910,000	6,087,300
			22,118,450
Automobiles - 0.8%
General Motors Co.:
3.5% 10/2/18		9,215,000	9,426,162
5.2% 4/1/45		10,682,000	10,754,670
6.25% 10/2/43		1,543,000	1,758,594
6.6% 4/1/36		9,383,000	11,022,032
6.75% 4/1/46		15,744,000	19,130,251
General Motors Financial Co., Inc.:
2.625% 7/10/17		2,955,000	2,966,876
3.15% 1/15/20		27,252,000	27,773,658
3.2% 7/13/20		20,200,000	20,587,335
3.25% 5/15/18		4,810,000	4,890,264
3.5% 7/10/19		10,761,000	11,063,018
4% 1/15/25		18,085,000	18,220,909
4.2% 3/1/21		26,269,000	27,528,704
4.25% 5/15/23		5,420,000	5,618,047
4.375% 9/25/21		47,963,000	50,574,394
4.75% 8/15/17		5,050,000	5,123,584
			226,438,498
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,227,478
4.25% 6/15/23		8,466,000	9,049,316
The ServiceMaster Co. 5.125% 11/15/24 (b)		3,015,000	3,067,763
			13,344,557
Hotels, Restaurants & Leisure - 0.5%
Aramark Services, Inc.:
4.75% 6/1/26		6,175,000	6,190,438
5.125% 1/15/24		2,520,000	2,639,952
Carlson Travel, Inc.:
6.75% 12/15/23 (b)		765,000	801,338
9.5% 12/15/24 (b)		1,860,000	1,990,200
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,100,000	1,109,625
FelCor Lodging LP 5.625% 3/1/23		135,000	141,396
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26		880,000	920,700
Hilton Escrow Issuer LLC 4.25% 9/1/24 (b)		4,760,000	4,707,640
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (b)		1,380,000	1,455,900
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (b)		4,515,000	4,635,099
5.25% 6/1/26 (b)		1,790,000	1,850,413
McDonald's Corp.:
2.75% 12/9/20		3,638,000	3,702,465
3.7% 1/30/26		9,591,000	9,840,050
4.7% 12/9/35		4,951,000	5,258,492
MCE Finance Ltd. 5% 2/15/21 (b)		13,400,000	13,534,000
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26 (b)		9,220,000	8,966,450
NCL Corp. Ltd. 4.75% 12/15/21 (b)		6,770,000	6,905,400
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		540,000	551,475
Scientific Games Corp.:
6.625% 5/15/21		5,315,000	4,996,100
7% 1/1/22 (b)		2,740,000	2,914,675
7% 1/1/22 (b)		1,515,000	1,609,688
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		2,555,000	2,644,425
7.25% 11/30/21 (b)		4,925,000	5,257,438
Times Square Hotel Trust 8.528% 8/1/26 (b)		677,513	810,499
Wynn Macau Ltd. 5.25% 10/15/21 (b)		31,195,000	31,896,888
Yum! Brands, Inc. 5.35% 11/1/43		1,720,000	1,479,200
			126,809,946
Household Durables - 0.2%
CalAtlantic Group, Inc.:
5.25% 6/1/26		4,630,000	4,635,788
5.875% 11/15/24		1,775,000	1,903,688
Lennar Corp.:
4.125% 1/15/22		2,950,000	2,986,875
4.875% 12/15/23		1,435,000	1,481,638
M/I Homes, Inc. 6.75% 1/15/21		4,265,000	4,478,250
PulteGroup, Inc.:
4.25% 3/1/21		3,545,000	3,628,308
5% 1/15/27		2,625,000	2,622,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.5232% 7/15/21 (b)(c)		3,930,000	4,033,163
5.125% 7/15/23 (b)		5,170,000	5,357,413
5.75% 10/15/20		2,935,000	3,023,050
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		1,495,000	1,573,488
William Lyon Homes, Inc.:
5.75% 4/15/19		4,175,000	4,227,188
7% 8/15/22		12,090,000	12,573,600
			52,524,824
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc. 4.375% 11/15/26 (b)		3,830,000	3,796,488
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		1,520,000	1,607,096
6.375% 5/15/25		8,115,000	8,743,913
			14,147,497
Media - 2.0%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	5,682,151
6.15% 2/15/41		7,246,000	8,724,756
7.75% 12/1/45		3,932,000	5,572,018
Altice SA 7.75% 5/15/22 (b)		38,580,000	41,039,475
Altice U.S. Finance SA:
5.375% 7/15/23 (b)		2,560,000	2,668,800
5.5% 5/15/26 (b)		5,035,000	5,204,931
AMC Networks, Inc. 4.75% 12/15/22		1,675,000	1,691,750
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)		1,270,000	1,117,600
Cablevision SA 6.5% 6/15/21 (b)		1,545,000	1,624,181
Cablevision Systems Corp. 7.75% 4/15/18		2,110,000	2,215,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,130,000	1,176,613
5.125% 5/1/23 (b)		7,790,000	8,082,125
5.125% 5/1/27 (b)		5,655,000	5,874,131
5.5% 5/1/26 (b)		9,005,000	9,556,556
5.75% 2/15/26 (b)		3,370,000	3,605,900
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		20,419,000	21,453,957
4.908% 7/23/25		20,419,000	21,542,025
Clear Channel Communications, Inc. 9% 12/15/19		680,000	594,150
Columbus International, Inc. 7.375% 3/30/21 (b)		21,264,000	22,627,660
Comcast Corp. 6.45% 3/15/37		2,196,000	2,823,112
CSC Holdings LLC 6.75% 11/15/21		8,225,000	9,026,938
CSC Holdings, Inc. 5.5% 4/15/27 (b)		5,340,000	5,493,525
Discovery Communications LLC 6.35% 6/1/40		6,392,000	6,817,925
DISH DBS Corp. 5.125% 5/1/20		3,590,000	3,742,575
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,820,000	1,851,850
4.875% 4/11/22 (b)		565,000	584,775
5.307% 5/11/22 (Reg. S) (d)		640,000	643,200
Grupo Televisa SA de CV 6.625% 3/18/25		440,000	513,005
Lagardere S.C.A. 2.75% 4/13/23 (Reg. S)	EUR	2,500,000	2,784,662
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		520,000	509,600
MDC Partners, Inc. 6.5% 5/1/24 (b)		5,960,000	5,758,850
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		13,685,000	13,548,150
Myriad International Holding BV 5.5% 7/21/25 (b)		1,490,000	1,554,815
National CineMedia LLC 5.75% 8/15/26		2,475,000	2,524,500
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	12,713,486
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		4,470,858	3,461,422
Sirius XM Radio, Inc. 5.375% 7/15/26 (b)		2,310,000	2,356,200
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	2,650,000	2,996,250
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	21,032,440
4.5% 9/15/42		54,497,000	49,620,554
5.5% 9/1/41		12,973,000	13,413,213
5.85% 5/1/17		3,419,000	3,444,082
5.875% 11/15/40		16,544,000	17,942,746
6.55% 5/1/37		38,302,000	44,260,949
6.75% 7/1/18		13,763,000	14,610,636
7.3% 7/1/38		38,728,000	48,443,461
8.25% 4/1/19		24,391,000	27,269,772
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,339,954
6.2% 3/15/40		11,792,000	13,674,593
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		2,700,000	2,632,500
7.625% 9/18/20 (Reg S.)		1,575,000	1,452,150
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (b)		2,920,000	3,000,300
Univision Communications, Inc. 5.125% 5/15/23 (b)		3,000,000	3,000,000
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,489,500
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (b)		2,500,000	2,568,750
5.5% 8/15/26 (b)		7,295,000	7,476,573
VTR Finance BV 6.875% 1/15/24 (b)		2,680,000	2,840,800
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19		8,315,000	8,772,325
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		3,100,000	3,150,375
6% 1/15/27 (b)		5,605,000	5,626,019
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		4,540,000	4,596,750
			556,417,561
Multiline Retail - 0.1%
JC Penney Corp., Inc.:
5.65% 6/1/20		13,660,000	13,467,940
5.875% 7/1/23 (b)		4,084,000	4,091,658
7.4% 4/1/37		12,160,000	9,849,600
			27,409,198
Specialty Retail - 0.1%
Jaguar Land Rover PLC 2.75% 1/24/21 (Reg. S)	GBP	1,450,000	1,814,976
L Brands, Inc.:
5.625% 10/15/23		1,825,000	1,907,125
6.75% 7/1/36		5,950,000	5,719,914
6.875% 11/1/35		2,175,000	2,090,719
Sally Holdings LLC 5.625% 12/1/25		4,435,000	4,512,613
			16,045,347
Textiles, Apparel & Luxury Goods - 0.0%
Christian Dior SA 0.75% 6/24/21	EUR	1,100,000	1,181,755

TOTAL CONSUMER DISCRETIONARY			1,056,437,633

CONSUMER STAPLES - 2.2%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21		38,614,000	39,021,648
3.3% 2/1/23		41,589,000	42,458,252
4.7% 2/1/36		42,171,000	45,372,411
4.9% 2/1/46		45,032,000	49,476,343
Anheuser-Busch InBev Worldwide, Inc. 3.75% 1/15/22		10,217,000	10,758,501
Central American Bottling Corp. 5.75% 1/31/27 (b)		450,000	465,750
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,465,020
4.25% 5/1/23		5,205,000	5,461,294
6% 5/1/22		21,795,000	24,810,992
			220,290,211
Food & Staples Retailing - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)		4,430,000	4,438,306
6.625% 6/15/24 (b)		2,215,000	2,347,900
Albertsons, Inc.:
6.625% 6/1/28		705,000	639,788
7.45% 8/1/29		645,000	633,713
7.75% 6/15/26		765,000	763,088
8% 5/1/31		4,040,000	4,009,700
8.7% 5/1/30		560,000	575,400
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (b)		2,500,000	2,106,250
CVS Health Corp.:
2.8% 7/20/20		15,202,000	15,451,647
3.5% 7/20/22		8,944,000	9,205,013
4% 12/5/23		8,525,000	8,948,650
ESAL GmbH 6.25% 2/5/23 (b)		13,425,000	13,693,500
Minerva Luxembourg SA:
6.5% 9/20/26 (b)		1,500,000	1,488,750
7.75% 1/31/23 (Reg. S)		1,744,000	1,846,460
Tesco PLC:
5% 3/24/23	GBP	1,100,000	1,513,404
6.15% 11/15/37 (b)		14,035,000	14,288,584
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		5,155,000	4,227,100
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17		3,756,000	3,766,393
2.7% 11/18/19		8,473,000	8,595,232
3.3% 11/18/21		10,050,000	10,272,919
			108,811,797
Food Products - 0.2%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (b)		1,915,000	1,919,998
3.45% 6/1/23		3,115,000	2,893,056
4.5% 12/1/26 (b)		1,380,000	1,413,548
Gruma S.A.B. de CV:
4.875% 12/1/24 (b)		625,000	662,500
4.875% 12/1/24 (Reg. S)		800,000	848,000
JBS Investments GmbH:
7.25% 4/3/24 (b)		13,260,000	14,121,900
7.75% 10/28/20 (b)		4,010,000	4,240,575
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (b)		4,930,000	5,151,850
7.25% 6/1/21 (b)		2,730,000	2,811,900
8.25% 2/1/20 (b)		1,510,000	1,547,750
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		1,540,000	1,566,950
4.875% 11/1/26 (b)		1,555,000	1,579,103
MHP SA 8.25% 4/2/20 (b)		1,805,000	1,841,100
			40,598,230
Household Products - 0.0%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		6,750,000	6,969,375
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,574,532
4% 1/31/24		6,408,000	6,760,459
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (b)		19,975,000	20,023,579
2.05% 7/20/18 (b)		8,743,000	8,752,976
2.95% 7/21/20 (b)		20,000,000	20,240,440
3.75% 7/21/22 (b)		23,400,000	24,108,669
4.25% 7/21/25 (b)		18,467,000	19,174,101
Reynolds American, Inc.:
2.3% 6/12/18		7,358,000	7,407,976
3.25% 6/12/20		3,274,000	3,354,531
4% 6/12/22		11,386,000	11,962,576
4.45% 6/12/25		14,753,000	15,597,831
5.7% 8/15/35		4,237,000	4,914,818
5.85% 8/15/45		35,690,000	42,448,151
6.15% 9/15/43		4,511,000	5,481,862
7.25% 6/15/37		5,056,000	6,741,600
Vector Group Ltd. 6.125% 2/1/25 (b)		5,495,000	5,659,850
			212,203,951

TOTAL CONSUMER STAPLES			588,873,564

ENERGY - 7.0%
Energy Equipment & Services - 0.5%
Calfrac Holdings LP 7.5% 12/1/20 (b)		3,560,000	3,284,100
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		18,884,000	20,352,344
6.5% 4/1/20		738,000	821,228
Ensco PLC:
4.5% 10/1/24		2,990,000	2,571,400
5.2% 3/15/25		15,575,000	13,783,875
5.75% 10/1/44		7,801,000	6,084,780
8% 1/31/24 (b)		3,943,000	4,041,575
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	3,210,000
6% 10/1/22		995,000	992,513
Forbes Energy Services Ltd. 9% 6/15/19 (e)		8,236,000	5,518,120
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,780,000	3,798,900
FTS International, Inc.:
6.25% 5/1/22		1,780,000	1,682,100
8.4634% 6/15/20 (b)(c)		1,625,000	1,673,750
Halliburton Co.:
3.8% 11/15/25		9,790,000	10,056,582
4.85% 11/15/35		8,550,000	9,173,723
5% 11/15/45		11,714,000	12,723,513
Nabors Industries, Inc. 5.5% 1/15/23 (b)		2,412,000	2,488,883
Noble Holding International Ltd.:
4.625% 3/1/21		3,493,000	3,309,618
5.25% 3/16/18		1,187,000	1,194,419
7.2% 4/1/25 (c)		7,570,000	7,333,438
7.75% 1/15/24		5,390,000	5,271,151
8.2% 4/1/45 (c)		7,307,000	7,014,720
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,245,055
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		1,305,000	1,437,458
Summit Midstream Holdings LLC 5.75% 4/15/25		1,650,000	1,674,750
Transocean, Inc. 4.25% 10/15/17 (c)		1,000,000	1,005,900
Weatherford International Ltd.:
4.5% 4/15/22		2,685,000	2,567,531
8.25% 6/15/23		2,510,000	2,723,350
			137,034,776
Oil, Gas & Consumable Fuels - 6.5%
Afren PLC:
6.625% 12/9/20 (b)(e)		770,910	154
10.25% 4/8/19 (Reg. S) (e)		2,024,860	405
Anadarko Finance Co. 7.5% 5/1/31		29,585,000	37,976,134
Anadarko Petroleum Corp.:
4.85% 3/15/21		6,730,000	7,234,683
5.55% 3/15/26		13,807,000	15,504,295
6.45% 9/15/36		4,370,000	5,296,650
6.6% 3/15/46		22,460,000	28,130,723
Antero Resources Corp.:
5% 3/1/25 (b)		4,530,000	4,394,100
5.125% 12/1/22		8,335,000	8,376,675
5.625% 6/1/23 (Reg. S)		4,310,000	4,363,875
Antero Resources Finance Corp. 5.375% 11/1/21		3,675,000	3,757,688
BP Capital Markets PLC 4.742% 3/11/21		8,800,000	9,595,828
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	6,051,813
3.9% 2/1/25		24,997,000	25,401,701
5.85% 2/1/35		10,897,000	12,154,339
Cenovus Energy, Inc. 5.7% 10/15/19		16,926,000	18,205,199
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25 (b)		5,800,000	6,133,500
7% 6/30/24 (b)		4,155,000	4,653,600
Chesapeake Energy Corp.:
4.875% 4/15/22		3,735,000	3,346,560
5.75% 3/15/23		1,885,000	1,715,350
6.125% 2/15/21		3,895,000	3,758,675
8% 12/15/22 (b)		7,205,000	7,619,288
8% 1/15/25 (b)		2,960,000	2,937,800
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,780,000	1,931,300
Columbia Pipeline Group, Inc.:
2.45% 6/1/18		3,149,000	3,166,068
3.3% 6/1/20		15,490,000	15,784,403
4.5% 6/1/25		4,707,000	4,995,920
5.8% 6/1/45		5,906,000	7,020,639
Concho Resources, Inc. 4.375% 1/15/25		7,200,000	7,308,000
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,147,163
Continental Resources, Inc.:
3.8% 6/1/24		1,335,000	1,236,544
4.5% 4/15/23		3,920,000	3,841,600
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		6,110,000	6,171,100
DCP Midstream LLC:
4.75% 9/30/21 (b)		11,333,000	11,701,323
5.85% 5/21/43 (b)(c)		6,758,000	6,318,730
DCP Midstream Operating LP 3.875% 3/15/23		5,532,000	5,338,380
Duke Energy Field Services 6.45% 11/3/36 (b)		13,741,000	14,118,878
EDC Finance Ltd. 4.875% 4/17/20 (b)		2,920,000	2,971,830
El Paso Corp. 6.5% 9/15/20		16,140,000	18,157,339
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,172,441
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		9,045,000	9,282,041
Enable Midstream Partners LP:
2.4% 5/15/19 (c)		4,028,000	3,996,235
3.9% 5/15/24 (c)		4,249,000	4,159,818
Enbridge Energy Partners LP:
4.2% 9/15/21		13,331,000	13,922,270
4.375% 10/15/20		11,319,000	11,930,849
Enbridge, Inc.:
4.25% 12/1/26		7,730,000	7,985,368
5.5% 12/1/46		8,922,000	9,664,507
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		8,190,000	8,517,600
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	3,005,571
3.75% 2/15/25		9,982,000	10,154,160
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		1,625,000	1,706,575
Gibson Energy, Inc. 6.75% 7/15/21 (b)		1,935,000	2,007,563
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		5,165,000	5,061,700
7% 6/15/23		9,970,000	9,920,150
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		2,845,000	2,724,088
5.75% 10/1/25 (b)		2,135,000	2,118,988
Kinder Morgan Energy Partners LP:
3.5% 3/1/21		11,339,000	11,572,844
5.5% 3/1/44		42,953,000	44,653,853
6.55% 9/15/40		1,889,000	2,140,826
Kinder Morgan, Inc.:
5% 2/15/21 (b)		10,606,000	11,407,506
5.05% 2/15/46		4,854,000	4,836,744
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		1,045,000	1,055,450
7.875% 8/1/21 (b)		1,075,000	1,085,750
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,088,442
Motiva Enterprises LLC 5.75% 1/15/20 (b)		4,187,000	4,519,925
Nakilat, Inc. 6.067% 12/31/33 (b)		1,975,000	2,288,630
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25 (b)		2,685,000	2,678,288
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		2,980,000	2,901,149
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (b)(c)		565,000	634,919
10% 11/2/21 pay-in-kind (c)		1,204,000	1,352,995
Pan American Energy LLC 7.875% 5/7/21 (b)		2,858,000	3,087,755
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		1,420,000	1,434,200
5.375% 1/15/25 (b)		3,335,000	3,385,025
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,170,000	6,277,975
Pemex Project Funding Master Trust 6.625% 6/15/35		5,785,000	5,828,388
Petro-Canada 6.05% 5/15/18		3,850,000	4,044,075
Petrobras Global Finance BV:
4.375% 5/20/23		20,096,000	18,639,040
5.625% 5/20/43		18,504,000	14,756,940
6.125% 1/17/22		5,155,000	5,326,404
6.25% 3/17/24		21,380,000	21,722,080
7.375% 1/17/27		18,465,000	19,410,408
8.375% 5/23/21		59,450,000	66,304,585
8.75% 5/23/26		52,940,000	60,060,430
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		44,755,000	45,258,494
5.75% 1/20/20		4,470,000	4,689,030
6.875% 1/20/40		2,510,000	2,325,641
Petroleos de Venezuela SA:
5.375% 4/12/27		975,000	359,483
5.5% 4/12/37		655,000	239,075
6% 5/16/24 (b)		1,845,000	728,775
6% 11/15/26 (b)		2,385,000	902,484
8.5% 11/2/17 (b)		1,813,333	1,577,419
8.5% 10/27/20 (b)		730,000	593,490
9.75% 5/17/35 (b)		6,375,000	3,185,906
12.75% 2/17/22 (b)		270,000	183,195
Petroleos Mexicanos:
3.125% 1/23/19		1,776,000	1,793,760
3.5% 7/18/18		14,963,000	15,215,875
3.5% 7/23/20		13,960,000	14,082,150
3.5% 1/30/23		11,169,000	10,621,719
3.75% 2/21/24 (Reg. S)	EUR	4,200,000	4,520,672
4.5% 1/23/26		46,043,000	43,395,528
4.625% 9/21/23		80,440,000	80,600,076
4.875% 1/24/22		14,117,000	14,399,340
4.875% 1/18/24		13,872,000	13,924,714
5.125% 3/15/23 (Reg. S)	EUR	1,900,000	2,239,307
5.5% 1/21/21		12,189,000	12,880,726
5.5% 6/27/44		11,563,000	9,944,180
5.625% 1/23/46		35,710,000	31,024,848
6% 3/5/20		6,145,000	6,596,658
6.375% 2/4/21		785,000	853,491
6.375% 1/23/45		29,907,000	28,456,511
6.5% 3/13/27 (b)		57,927,000	61,561,919
6.5% 6/2/41		27,932,000	27,021,417
6.625% (b)(f)		4,285,000	4,215,369
6.75% 9/21/47		25,431,000	25,176,690
6.875% 8/4/26		41,910,000	45,922,883
8% 5/3/19		8,600,000	9,523,640
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	13,521,360
4.875% 11/15/44		34,230,000	35,576,129
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,318,078
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22		5,217,000	5,316,582
PT Pertamina Persero:
4.875% 5/3/22 (b)		595,000	628,695
5.25% 5/23/21 (b)		465,000	497,520
6.5% 5/27/41 (b)		1,500,000	1,657,188
Rice Energy, Inc.:
6.25% 5/1/22		12,725,000	13,003,423
7.25% 5/1/23		8,289,000	8,765,618
Sabine Pass Liquefaction LLC:
5.625% 3/1/25		7,415,000	8,137,963
5.75% 5/15/24		7,045,000	7,797,547
5.875% 6/30/26 (b)		3,800,000	4,262,384
Sinopec Group Overseas Development (2015) Ltd. 1% 4/28/22 (Reg. S)	EUR	2,675,000	2,881,717
SM Energy Co. 6.5% 11/15/21		3,345,000	3,420,263
Southwestern Energy Co.:
5.8% 1/23/20 (c)		38,142,000	37,760,580
6.7% 1/23/25 (c)		35,947,000	34,509,120
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	329,215
Spectra Energy Partners LP:
2.95% 9/25/18		1,960,000	1,985,609
4.6% 6/15/21		2,694,000	2,863,016
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20		1,445,000	1,455,838
6.375% 4/1/23		6,650,000	6,716,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (b)		1,210,000	1,258,400
5.25% 5/1/23		685,000	707,263
5.375% 2/1/27 (b)		1,210,000	1,261,425
6.75% 3/15/24		4,420,000	4,828,850
Teekay Corp. 8.5% 1/15/20		585,000	585,000
Teine Energy Ltd. 6.875% 9/30/22 (b)		6,310,000	6,562,400
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19		220,000	233,200
5.875% 10/1/20		255,000	262,969
6.125% 10/15/21		735,000	767,156
6.25% 10/15/22		430,000	460,100
The Williams Companies, Inc.:
3.7% 1/15/23		3,730,000	3,655,400
4.55% 6/24/24		55,117,000	55,943,755
5.75% 6/24/44		19,187,000	19,378,870
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		3,668,817	3,950,142
Western Gas Partners LP:
4.65% 7/1/26		4,876,000	5,099,901
5.375% 6/1/21		24,990,000	27,122,921
Whiting Petroleum Corp. 5% 3/15/19		2,595,000	2,617,706
Williams Partners LP:
3.6% 3/15/22		10,817,000	11,007,747
3.9% 1/15/25		26,667,000	26,769,695
4% 11/15/21		6,716,000	6,979,502
4% 9/15/25		3,000,000	3,037,338
4.125% 11/15/20		2,399,000	2,518,566
4.3% 3/4/24		40,932,000	42,368,468
4.5% 11/15/23		7,325,000	7,697,681
WPX Energy, Inc.:
5.25% 9/15/24		3,240,000	3,163,050
6% 1/15/22		2,480,000	2,532,700
7.5% 8/1/20		6,710,000	7,230,025
YPF SA:
8.5% 3/23/21 (b)		5,070,000	5,594,745
8.75% 4/4/24 (b)		5,455,000	6,016,865
8.875% 12/19/18 (Reg. S)		2,150,000	2,342,253
Zhaikmunai International BV 7.125% 11/13/19 (b)		3,365,000	3,290,970
			1,751,306,675

TOTAL ENERGY			1,888,341,451

FINANCIALS - 11.2%
Banks - 5.3%
Akbank T.A.S. 6.5% 3/9/18 (Reg. S)		3,100,000	3,191,698
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	1,600,000	1,763,655
Banco de Bogota SA 6.25% 5/12/26 (b)		690,000	723,465
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,295,000	1,307,277
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (e)	EUR	1,300,000	409,723
Banco Hipotecario SA 9.75% 11/30/20 (b)		5,205,000	5,856,250
Banco Macro SA 6.75% 11/4/26 (b)(c)		830,000	834,067
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		1,393,000	1,417,865
5.75% 9/26/23 (b)		10,130,000	10,636,500
6.369% 6/16/18 (b)		1,125,000	1,179,788
Bank of America Corp.:
2% 1/11/18		50,000,000	50,231,150
2.25% 4/21/20		66,694,000	66,707,405
2.6% 1/15/19		8,068,000	8,167,696
3.3% 1/11/23		901,000	906,944
3.5% 4/19/26		20,559,000	20,393,973
3.875% 8/1/25		22,129,000	22,617,011
3.95% 4/21/25		17,156,000	17,218,156
4.1% 7/24/23		11,481,000	12,018,265
4.2% 8/26/24		40,532,000	41,828,538
4.25% 10/22/26		14,724,000	15,005,979
5.65% 5/1/18		8,780,000	9,162,861
5.75% 12/1/17		21,955,000	22,642,148
5.875% 1/5/21		6,530,000	7,298,725
Bank of Ireland 4.25% 6/11/24 (Reg. S) (c)	EUR	1,550,000	1,711,858
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		905,000	859,750
Barclays Bank PLC 4.25% 1/12/22	GBP	4,000,000	5,743,736
Barclays PLC:
2.75% 11/8/19		12,249,000	12,344,322
3.125% 1/17/24 (Reg. S)	GBP	2,170,000	2,774,175
3.25% 1/12/21		21,116,000	21,321,923
4.375% 1/12/26		25,086,000	25,549,088
BBVA Bancomer SA:
7.25% 4/22/20 (b)		975,000	1,065,188
7.25% 4/22/20 (Reg. S)		3,300,000	3,605,250
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		500,000	501,750
Citigroup, Inc.:
1.8% 2/5/18		33,287,000	33,381,968
1.85% 11/24/17		33,365,000	33,484,113
2.4% 2/18/20		60,588,000	60,775,338
2.65% 10/26/20		20,000,000	20,118,780
4.05% 7/30/22		5,303,000	5,539,323
4.4% 6/10/25		40,790,000	41,895,042
4.45% 9/29/27		10,000,000	10,238,520
5.125% 12/12/18	GBP	1,875,000	2,490,642
5.5% 9/13/25		4,478,000	4,932,441
Citizens Bank NA 2.55% 5/13/21		6,564,000	6,547,124
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		15,987,000	16,430,176
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (c)	EUR	2,700,000	2,931,566
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		19,455,000	19,401,771
3.75% 3/26/25		19,450,000	19,150,081
3.8% 9/15/22		30,700,000	31,024,653
3.8% 6/9/23		36,648,000	36,682,449
Discover Bank:
4.2% 8/8/23		17,852,000	18,739,423
7% 4/15/20		2,030,000	2,257,721
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		1,640,000	1,693,740
Fifth Third Bancorp:
4.5% 6/1/18		798,000	824,557
8.25% 3/1/38		4,667,000	6,640,674
GTB Finance BV 6% 11/8/18 (b)		3,755,000	3,833,930
HBOS PLC 6.75% 5/21/18 (b)		6,067,000	6,382,947
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,303,010
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,135,202
HSBK BV:
7.25% 5/3/17 (b)		1,170,000	1,175,850
7.25% 5/3/17 (Reg. S)		250,000	251,250
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,279,118
Intesa Sanpaolo SpA:
5.71% 1/15/26 (b)		28,396,000	27,416,878
6.625% 9/13/23 (Reg. S)	EUR	4,150,000	5,186,704
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		1,850,000	1,875,438
5.5% 8/6/22 (b)		1,155,000	1,200,276
6.2% 12/21/21 (Reg. S)		980,000	1,054,774
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,592,869
2% 8/15/17		11,000,000	11,038,731
2.2% 10/22/19		7,268,000	7,307,262
2.25% 1/23/20		40,000,000	40,191,080
2.35% 1/28/19		6,857,000	6,930,788
2.95% 10/1/26		16,367,000	15,658,784
3.25% 9/23/22		18,423,000	18,794,684
3.875% 9/10/24		35,791,000	36,467,915
4.125% 12/15/26		34,529,000	35,376,100
4.25% 10/15/20		6,995,000	7,463,385
4.35% 8/15/21		20,267,000	21,723,691
4.5% 1/24/22		22,046,000	23,821,386
4.625% 5/10/21		6,879,000	7,428,687
4.95% 3/25/20		22,079,000	23,887,535
JSC BGEO Group 6% 7/26/23 (b)		1,960,000	1,986,950
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		790,000	853,579
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		1,000,000	1,061,110
Rabobank Nederland 4.375% 8/4/25		25,937,000	26,457,737
Regions Bank 6.45% 6/26/37		24,618,000	28,044,456
Regions Financial Corp. 3.2% 2/8/21		11,916,000	12,142,035
Royal Bank of Canada 4.65% 1/27/26		8,464,000	9,012,721
Royal Bank of Scotland Group PLC:
2.5% 3/22/23 (Reg. S)	EUR	2,850,000	3,114,005
3.625% 3/25/24 (Reg. S) (c)	EUR	3,730,000	4,034,861
4.8% 4/5/26		50,452,000	51,647,359
5.125% 5/28/24		64,006,000	64,783,865
6% 12/19/23		25,897,000	27,499,014
6.1% 6/10/23		31,961,000	33,926,346
6.125% 12/15/22		42,557,000	45,241,751
RSHB Capital SA 5.298% 12/27/17 (b)		775,000	791,239
SB Capital SA 5.5% 2/26/24 (b)(c)		1,360,000	1,404,268
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		800,000	844,942
Turkiye Halk Bankasi A/S:
3.875% 2/5/20 (b)		850,000	816,102
4.75% 6/4/19 (b)		980,000	977,864
4.875% 7/19/17 (b)		875,000	879,601
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (b)		415,000	425,176
5.5% 4/21/22 (b)		1,425,000	1,406,689
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		1,475,000	1,459,262
UniCredit Luxembourg 6% 10/31/17 (Reg. S)		2,300,000	2,351,711
UniCredit SpA 6.375% 5/2/23 (Reg. S) (c)		1,350,000	1,387,125
Wachovia Corp. 5.75% 6/15/17		2,933,000	2,971,543
Zenith Bank PLC 6.25% 4/22/19 (b)		5,095,000	5,101,827
			1,440,577,693
Capital Markets - 2.9%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		19,025,000	18,601,047
4.25% 2/15/24		14,661,000	15,096,051
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)		9,065,000	8,895,031
Credit Suisse AG 6% 2/15/18		18,058,000	18,762,388
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	1,250,000	1,474,661
Deutsche Bank AG:
1.5% 1/20/22	EUR	4,800,000	5,146,365
4.5% 4/1/25		80,571,000	77,159,624
5% 6/24/20	EUR	1,100,000	1,265,501
Deutsche Bank AG London Branch:
1.875% 2/13/18		37,777,000	37,771,371
2.85% 5/10/19		47,570,000	47,813,321
Goldman Sachs Group, Inc.:
1.25% 5/1/25 (Reg. S)	EUR	2,100,000	2,213,138
1.748% 9/15/17		42,024,000	42,119,184
2.55% 10/23/19		33,080,000	33,424,859
2.625% 1/31/19		50,400,000	51,017,904
2.9% 7/19/18		17,494,000	17,758,754
3.75% 5/22/25		20,000,000	20,289,200
4.75% 10/12/21	EUR	4,600,000	5,744,551
5.25% 7/27/21		17,105,000	18,808,042
5.95% 1/18/18		4,975,000	5,163,363
IntercontinentalExchange, Inc. 2.75% 12/1/20		6,489,000	6,600,289
Lazard Group LLC 4.25% 11/14/20		10,151,000	10,657,423
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	1,100,000	1,584,559
Morgan Stanley:
1% 12/2/22	EUR	2,350,000	2,530,574
1.875% 1/5/18		16,953,000	17,007,894
2.125% 4/25/18		12,586,000	12,654,304
2.375% 3/31/21 (Reg. S)	EUR	3,000,000	3,439,226
2.8% 6/16/20		30,000,000	30,376,980
3.125% 7/27/26		30,000,000	28,877,610
3.7% 10/23/24		24,714,000	25,241,174
4.875% 11/1/22		26,240,000	28,280,108
5% 11/24/25		3,189,000	3,438,865
5.5% 1/26/20		88,000,000	95,746,640
5.625% 9/23/19		12,714,000	13,772,695
5.75% 1/25/21		19,879,000	22,154,311
6.625% 4/1/18		16,118,000	16,947,029
MSCI, Inc. 5.25% 11/15/24 (b)		4,420,000	4,652,050
Thomson Reuters Corp. 3.85% 9/29/24		11,394,000	11,683,522
UBS AG Stamford Branch 1.375% 6/1/17		12,643,000	12,650,649
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		18,881,000	19,246,196
			796,066,453
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22		7,628,000	7,738,911
4.625% 7/1/22		2,685,000	2,859,847
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,638,493
Credito Real S.A.B. de CV:
7.25% 7/20/23 (b)		790,000	799,954
7.5% 3/13/19 (b)		1,465,000	1,516,275
Discover Financial Services:
3.85% 11/21/22		34,849,000	35,572,605
3.95% 11/6/24		14,738,000	14,825,529
5.2% 4/27/22		12,545,000	13,640,204
6.45% 6/12/17		10,366,000	10,500,571
Ford Motor Credit Co. LLC:
1.724% 12/6/17		18,742,000	18,749,872
2.24% 6/15/18		19,162,000	19,246,715
2.597% 11/4/19		52,209,000	52,756,464
2.875% 10/1/18		13,000,000	13,182,988
Hyundai Capital America:
2.125% 10/2/17 (b)		18,524,000	18,570,217
2.875% 8/9/18 (b)		5,276,000	5,332,622
Navient Corp.:
5% 10/26/20		300,000	301,410
5.875% 10/25/24		2,785,000	2,610,938
SLM Corp.:
4.875% 6/17/19		1,355,000	1,382,100
5.5% 1/15/19		725,000	748,563
5.5% 1/25/23		3,615,000	3,461,363
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,343,700
3% 8/15/19		4,907,000	4,982,126
3.75% 8/15/21		7,409,000	7,632,418
4.25% 8/15/24		7,458,000	7,719,097
			258,112,982
Diversified Financial Services - 0.6%
Brixmor Operating Partnership LP:
3.25% 9/15/23		25,518,000	25,075,697
3.85% 2/1/25		14,325,000	14,342,333
3.875% 8/15/22		21,027,000	21,565,607
4.125% 6/15/26		8,647,000	8,774,647
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,350,000	1,198,125
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)		1,430,000	1,530,100
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		12,570,000	12,774,263
5.875% 2/1/22		25,766,000	26,311,724
6% 8/1/20		3,260,000	3,390,433
6.25% 2/1/22 (b)		1,105,000	1,140,913
6.75% 2/1/24 (b)		2,000,000	2,075,000
ILFC E-Capital Trust I 4.67% 12/21/65 (b)(c)		11,760,000	11,054,400
ILFC E-Capital Trust II 4.92% 12/21/65 (b)(c)		6,710,000	6,282,238
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		7,550,000	7,955,813
MSCI, Inc. 4.75% 8/1/26 (b)		4,145,000	4,167,798
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		920,000	941,945
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)		2,080,000	2,087,800
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		6,270,000	7,147,800
Springleaf Financial Corp. 7.75% 10/1/21		2,495,000	2,660,294
TMK Capital SA 6.75% 4/3/20 (Reg. S)		560,000	593,040
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (b)(c)		5,390,000	5,555,096
			166,625,066
Insurance - 1.4%
AIA Group Ltd. 2.25% 3/11/19 (b)		2,566,000	2,570,626
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,495,592
3.3% 3/1/21		9,614,000	9,853,321
3.875% 1/15/35		19,041,000	17,801,183
4.875% 6/1/22		18,193,000	19,747,574
Aon Corp. 5% 9/30/20		3,854,000	4,172,984
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		1,750,000	1,874,688
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (c)	EUR	4,000,000	4,470,668
Credit Agricole Assurances SA 4.75% 9/27/48 (c)	EUR	1,500,000	1,619,523
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		2,000,000	2,060,190
Five Corners Funding Trust 4.419% 11/15/23 (b)		12,460,000	13,249,403
Great-West Life & Annuity Insurance Co. 3.5753% 5/16/46 (b)(c)		1,859,000	1,654,510
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,399,582
5.375% 3/15/17		194,000	194,284
Liberty Mutual Group, Inc. 5% 6/1/21 (b)		12,644,000	13,738,452
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,705,582
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)		30,523,000	29,249,001
MetLife, Inc.:
1.903% 12/15/17 (c)		2,987,000	2,994,969
3.048% 12/15/22 (c)		12,433,000	12,590,128
4.75% 2/8/21		4,032,000	4,376,131
Metropolitan Life Global Funding I 3% 1/10/23 (b)		7,896,000	7,946,724
Pacific Life Insurance Co. 9.25% 6/15/39 (b)		7,041,000	10,911,642
Pacific LifeCorp:
5.125% 1/30/43 (b)		33,774,000	35,544,366
6% 2/10/20 (b)		15,416,000	16,766,303
Pricoa Global Funding I 5.375% 5/15/45 (c)		17,492,000	18,279,140
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,633,925
6.2% 11/15/40		4,318,000	5,437,342
7.375% 6/15/19		3,230,000	3,618,123
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		18,083,000	19,838,606
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)		4,172,000	4,250,705
4.125% 11/1/24 (b)		6,048,000	6,230,045
Unum Group:
3.875% 11/5/25		21,587,000	21,488,693
4% 3/15/24		20,000,000	20,392,600
5.625% 9/15/20		8,386,000	9,201,740
5.75% 8/15/42		25,545,000	28,835,324
Zurich Insurance Co. Ltd. 3.5% 10/1/46 (c)	EUR	2,750,000	3,067,536
			386,261,205
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 5% 12/15/21 (b)		4,120,000	4,279,650
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		1,000,000	1,093,750

TOTAL FINANCIALS			3,053,016,799

HEALTH CARE - 1.5%
Biotechnology - 0.2%
AbbVie, Inc.:
2.9% 11/6/22		24,855,000	24,706,367
4.5% 5/14/35		23,238,000	23,299,976
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		3,150,000	3,039,750
			51,046,093
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19		3,954,000	4,013,235
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (b)		3,970,000	3,692,100
Teleflex, Inc. 4.875% 6/1/26		4,585,000	4,619,388
			12,324,723
Health Care Providers & Services - 0.6%
Aetna, Inc. 2.75% 11/15/22		2,010,000	2,011,988
DaVita HealthCare Partners, Inc.:
5% 5/1/25		8,485,000	8,537,522
5.75% 8/15/22		1,590,000	1,657,575
Envision Healthcare Corp. 6.25% 12/1/24 (b)		5,810,000	6,158,600
HCA Holdings, Inc.:
3.75% 3/15/19		18,722,000	19,190,050
4.25% 10/15/19		7,590,000	7,893,600
4.5% 2/15/27		8,225,000	8,204,438
4.75% 5/1/23		595,000	624,006
5% 3/15/24		6,375,000	6,717,656
5.25% 6/15/26		11,470,000	12,115,188
5.875% 3/15/22		715,000	789,181
5.875% 2/15/26		7,310,000	7,839,975
6.5% 2/15/20		30,303,000	33,266,330
HealthSouth Corp. 5.125% 3/15/23		4,745,000	4,745,000
Kindred Healthcare, Inc.:
8% 1/15/20		1,145,000	1,156,450
8.75% 1/15/23		6,025,000	5,851,781
Medco Health Solutions, Inc. 4.125% 9/15/20		7,486,000	7,850,314
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	500,000
5.5% 2/1/21		1,555,000	1,613,313
Tenet Healthcare Corp.:
4.4634% 6/15/20 (c)		2,550,000	2,581,875
6.75% 6/15/23		3,060,000	3,033,225
7.5% 1/1/22 (b)		775,000	838,938
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,495,108
			149,672,113
Health Care Technology - 0.0%
IMS Health, Inc. 5% 10/15/26 (b)		2,715,000	2,755,725
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19		1,959,000	1,977,942
4.15% 2/1/24		3,010,000	3,177,329
			5,155,271
Pharmaceuticals - 0.7%
Actavis Funding SCS:
3% 3/12/20		13,777,000	14,027,011
3.45% 3/15/22		48,347,000	49,385,349
Allergan PLC 1.875% 10/1/17		4,757,000	4,768,027
Bayer AG 2.375% 4/2/75 (Reg. S) (c)	EUR	2,080,000	2,159,481
Mylan N.V.:
2.25% 11/22/24 (Reg. S)	EUR	1,650,000	1,799,811
2.5% 6/7/19		16,423,000	16,426,810
3.15% 6/15/21		21,235,000	21,241,859
3.95% 6/15/26		11,126,000	10,866,319
Perrigo Co. PLC 2.3% 11/8/18		3,161,000	3,166,108
Perrigo Finance PLC:
3.5% 12/15/21		3,657,000	3,665,287
3.9% 12/15/24		5,449,000	5,441,519
4.9% 12/15/44		2,390,000	2,339,392
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21		15,311,000	14,741,814
2.8% 7/21/23		10,972,000	10,365,336
3.15% 10/1/26		13,048,000	12,076,485
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		2,455,000	2,200,294
5.625% 12/1/21 (b)		8,980,000	7,565,650
5.875% 5/15/23 (b)		4,765,000	3,877,519
6.125% 4/15/25 (b)		2,530,000	2,014,513
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,010,953
3.25% 2/1/23		4,892,000	4,947,554
3.45% 11/13/20		5,179,000	5,334,484
			200,421,575

TOTAL HEALTH CARE			421,375,500

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
Arconic, Inc. 5.125% 10/1/24		3,152,000	3,254,440
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		9,122,000	9,433,507
6.375% 6/1/19 (b)		8,071,000	8,830,150
TransDigm, Inc.:
5.5% 10/15/20		3,580,000	3,642,650
6% 7/15/22		420,000	431,332
6.375% 6/15/26		2,060,000	2,080,600
6.5% 5/15/25		1,355,000	1,387,181
6.5% 5/15/25 (b)		3,105,000	3,178,744
			32,238,604
Airlines - 0.1%
Air Canada:
6.625% 5/15/18 (b)		1,465,000	1,531,658
7.75% 4/15/21 (b)		1,470,000	1,650,075
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (b)		5,685,000	5,686,990
Allegiant Travel Co. 5.5% 7/15/19		4,985,000	5,134,550
American Airlines Group, Inc. 4.625% 3/1/20 (b)		2,670,000	2,713,388
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (b)		189,638	196,275
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		174,532	192,858
6.648% 3/15/19		515,944	517,827
6.9% 7/2/19		40,005	40,405
9.25% 5/10/17		781,935	789,754
U.S. Airways Group, Inc. 6.125% 6/1/18		895,000	933,038
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,734,363
Series 2013-1 Class B, 5.375% 5/15/23		293,009	302,532
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		246,270	251,196
8.36% 1/20/19		308,662	321,009
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19		544,022	573,181
United Continental Holdings, Inc.:
5% 2/1/24		2,165,000	2,156,881
6% 12/1/20		605,000	646,594
			25,372,574
Building Products - 0.1%
Building Materials Corp. of America:
5% 2/15/27 (b)		4,295,000	4,380,900
5.125% 2/15/21 (b)		4,870,000	5,076,975
5.375% 11/15/24 (b)		3,095,000	3,181,351
6% 10/15/25 (b)		3,630,000	3,856,875
Masco Corp.:
3.5% 4/1/21		1,913,000	1,951,069
4.375% 4/1/26		2,435,000	2,532,157
Shea Homes Ltd. Partnership/Corp. 5.875% 4/1/23 (b)		1,705,000	1,734,838
			22,714,165
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		2,035,000	2,080,788
APX Group, Inc.:
6.375% 12/1/19		8,817,000	9,070,489
7.875% 12/1/22		6,345,000	6,868,463
8.75% 12/1/20		10,732,000	11,107,620
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)		3,475,000	3,640,063
Cenveo Corp. 6% 8/1/19 (b)		325,000	276,250
Covanta Holding Corp. 5.875% 3/1/24		2,675,000	2,718,469
Garda World Security Corp.:
7.25% 11/15/21 (b)		8,485,000	8,124,388
7.25% 11/15/21 (b)		400,000	382,000
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		2,760,000	2,870,400
			47,138,930
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27 (b)		4,295,000	4,364,364
Cementos Progreso Trust 7.125% 11/6/23 (b)		920,000	978,779
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		5,725,000	2,690,750
			8,033,893
Electrical Equipment - 0.1%
General Cable Corp. 5.75% 10/1/22 (c)		2,955,000	2,895,900
Sensata Technologies BV 5% 10/1/25 (b)		2,825,000	2,867,375
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	3,540,000	4,031,982
			9,795,257
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		450,000	466,875
Machinery - 0.0%
Xerium Technologies, Inc. 9.5% 8/15/21		2,500,000	2,525,000
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		7,530,000	6,758,175
Multi Industry Transportation - 0.0%
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		1,945,000	1,998,488
Professional Services - 0.0%
IHS Markit Ltd. 4.75% 2/15/25 (b)		1,815,000	1,870,593
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	4,000,000	4,058,426
JSC Georgian Railway 7.75% 7/11/22 (b)		650,000	715,488
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		570,000	602,775
			5,376,689
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18		7,271,000	7,295,271
2.625% 9/4/18		16,438,000	16,596,265
3.375% 6/1/21		10,493,000	10,715,703
3.75% 2/1/22		26,396,000	27,240,540
3.875% 4/1/21		14,814,000	15,369,525
4.25% 9/15/24		12,030,000	12,475,724
4.75% 3/1/20		11,796,000	12,525,193
Aircastle Ltd.:
5% 4/1/23		1,285,000	1,354,069
5.125% 3/15/21		1,575,000	1,681,313
6.25% 12/1/19		830,000	904,700
FLY Leasing Ltd. 6.375% 10/15/21		6,000,000	6,240,000
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	1,950,000	2,492,872
United Rentals North America, Inc. 4.625% 7/15/23		938,000	962,866
			115,854,041
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
6.875% 2/1/27 (b)		1,960,000	2,028,992
10.75% 12/1/20 (b)		1,139,040	1,220,105
10.75% 12/1/20 (Reg. S)		63,840	68,383
Global Ports Finance PLC 6.872% 1/25/22 (b)		1,260,000	1,345,362
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,900,000	2,733,350
Heathrow Funding Ltd. 6% 3/20/20	GBP	3,300,000	4,663,164
			12,059,356

TOTAL INDUSTRIALS			292,202,640

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		3,735,000	3,926,606
8.625% 5/6/19 (Reg. S)		200,000	210,260
Lucent Technologies, Inc.:
6.45% 3/15/29		22,935,000	25,343,175
6.5% 1/15/28		6,207,000	6,889,770
			36,369,811
Electronic Equipment & Components - 0.0%
Belden, Inc. 5.25% 7/15/24 (b)		865,000	868,244
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (b)		2,245,000	2,562,106
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (b)		796,000	813,718
4.42% 6/15/21 (b)		2,400,000	2,518,442
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,263,346
6.55% 10/1/17		1,383,000	1,422,958
			10,448,814
Internet Software & Services - 0.0%
Alibaba Group Holding Ltd. 3.125% 11/28/21		3,250,000	3,298,269
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (b)		555,000	387,113
VeriSign, Inc. 5.25% 4/1/25		2,730,000	2,842,613
			6,527,995
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 5% 9/1/25		1,155,000	1,171,609
Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology, Inc.:
5.25% 8/1/23 (b)		1,730,000	1,745,138
5.25% 1/15/24 (b)		2,650,000	2,683,125
5.5% 2/1/25		1,675,000	1,729,438
5.625% 1/15/26 (b)		1,285,000	1,320,338
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (b)		9,955,000	10,334,286
4.625% 6/15/22 (b)		3,745,000	3,979,063
4.625% 6/1/23 (b)		2,480,000	2,641,200
Qorvo, Inc.:
6.75% 12/1/23		4,980,000	5,428,200
7% 12/1/25		5,885,000	6,502,925
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,025,000	3,259,438
Versum Materials, Inc. 5.5% 9/30/24 (b)		2,455,000	2,568,544
			42,191,695
Software - 0.1%
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)		3,195,000	3,474,563
Nuance Communications, Inc. 5.375% 8/15/20 (b)		1,939,000	1,976,772
Open Text Corp. 5.875% 6/1/26 (b)		11,080,000	11,634,000
Symantec Corp. 5% 4/15/25 (b)		1,980,000	2,032,359
			19,117,694
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (c)		7,872,000	8,223,863
NXP BV/NXP Funding LLC 3.875% 9/1/22 (b)		6,525,000	6,679,969
			14,903,832

TOTAL INFORMATION TECHNOLOGY			130,731,450

MATERIALS - 0.8%
Chemicals - 0.1%
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		1,560,000	1,637,688
5.75% 4/15/21 (b)		830,000	877,891
6.45% 2/3/24		680,000	734,400
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		3,605,000	3,713,150
OCP SA 5.625% 4/25/24 (b)		390,000	411,941
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,583,123
4.25% 11/15/20		3,653,000	3,887,523
			22,845,716
Construction Materials - 0.1%
CEMEX Finance LLC:
4.625% 6/15/24	EUR	200,000	224,303
6% 4/1/24 (b)		5,540,000	5,754,675
9.375% 10/12/22 (b)		985,000	1,069,956
CEMEX S.A.B. de CV:
4.375% 3/5/23 (Reg. S)	EUR	250,000	278,093
4.75% 1/11/22 (Reg. S)	EUR	1,675,000	1,852,679
5.7% 1/11/25 (b)		1,960,000	2,016,350
7.75% 4/16/26 (b)		4,100,000	4,592,000
Eagle Materials, Inc. 4.5% 8/1/26		5,780,000	5,751,100
U.S. Concrete, Inc. 6.375% 6/1/24 (b)		1,610,000	1,702,575
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		635,000	661,988
			23,903,719
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.9634% 12/15/19 (b)(c)		2,099,707	2,141,701
4.25% 9/15/22 (b)(g)		3,145,000	3,145,000
4.289% 5/15/21 (b)(c)		5,945,000	6,101,056
4.625% 5/15/23 (b)		6,305,000	6,415,338
6% 2/15/25 (b)(g)		9,765,000	10,033,538
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (b)		5,350,000	5,156,063
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		6,105,000	6,295,781
Sealed Air Corp. 6.875% 7/15/33 (b)		325,000	352,625
Silgan Holdings, Inc. 4.75% 3/15/25 (b)		2,945,000	2,963,406
			42,604,508
Metals & Mining - 0.5%
Alrosa Finance SA 7.75% 11/3/20 (b)		500,000	572,500
Anglo American Capital PLC 2.5% 9/18/18	EUR	2,850,000	3,118,927
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		7,018,000	7,693,483
6.75% 10/19/75 (b)(c)		17,432,000	19,924,776
Compania Minera Ares SAC 7.75% 1/23/21 (b)		2,130,000	2,287,088
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)		11,456,000	12,037,495
4.875% 11/4/44 (b)		5,532,000	5,685,956
EVRAZ Group SA:
6.5% 4/22/20 (b)		2,030,000	2,156,631
8.25% 1/28/21 (Reg. S)		2,635,000	2,974,125
9.5% 4/24/18 (Reg. S)		760,000	816,050
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		3,819,000	3,924,023
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		1,747,000	1,801,594
10.375% 4/7/19 (b)		465,000	479,531
First Quantum Minerals Ltd. 7.25% 5/15/22 (b)		2,220,000	2,294,925
Freeport-McMoRan, Inc.:
3.55% 3/1/22		3,730,000	3,464,238
3.875% 3/15/23		3,080,000	2,833,600
4.55% 11/14/24		1,570,000	1,467,950
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		460,000	481,275
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		4,155,000	4,253,889
4.875% 10/7/20 (Reg. S)		200,000	204,760
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		1,175,000	1,186,750
Lundin Mining Corp.:
7.5% 11/1/20 (b)		5,125,000	5,445,313
7.875% 11/1/22 (b)		3,615,000	3,958,425
Metinvest BV:
8.75% 2/14/18 (Reg. S)		869,236	834,466
10.5% 11/28/17 (Reg. S)		927,368	890,273
10.5% 11/28/17 pay-in-kind (b)		3,978,198	3,819,070
Murray Energy Corp. 11.25% 4/15/21 (b)		1,725,000	1,354,125
Polyus Gold International Ltd.:
5.25% 2/7/23 (b)		1,455,000	1,482,281
5.625% 4/29/20 (b)		1,760,000	1,865,396
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)		1,600,000	1,644,000
Southern Copper Corp. 7.5% 7/27/35		1,210,000	1,466,521
Steel Dynamics, Inc.:
5.125% 10/1/21		2,205,000	2,273,906
5.25% 4/15/23		3,040,000	3,165,704
5.5% 10/1/24		3,690,000	3,925,422
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	1,650,000	1,889,674
Vale Overseas Ltd.:
4.375% 1/11/22		13,350,000	13,810,575
5.875% 6/10/21		775,000	839,674
6.875% 11/21/36		640,000	699,200
Vedanta Resources PLC:
6% 1/31/19 (b)		2,590,000	2,667,700
6.375% 7/30/22 (b)		1,050,000	1,073,940
8.25% 6/7/21 (b)		590,000	645,012
			133,410,243
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		1,365,000	0

TOTAL MATERIALS			222,764,186

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,895,080
4.6% 4/1/22		4,896,000	5,220,531
alstria office REIT-AG:
2.125% 4/12/23 (Reg. S)	EUR	1,400,000	1,564,669
2.25% 3/24/21 (Reg. S)	EUR	2,800,000	3,147,102
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,546,954
AvalonBay Communities, Inc. 3.625% 10/1/20		5,005,000	5,193,749
Boston Properties, Inc. 3.85% 2/1/23		5,829,000	6,074,249
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,517,798
4.25% 1/15/24		9,191,000	9,596,001
CBL & Associates LP 4.6% 10/15/24		272,000	254,770
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,286,506
Communications Sales & Leasing, Inc. 7.125% 12/15/24 (b)		3,085,000	3,177,550
Corporate Office Properties LP 5% 7/1/25		8,095,000	8,449,771
DDR Corp.:
3.625% 2/1/25		7,690,000	7,460,884
4.25% 2/1/26		22,796,000	22,881,394
4.625% 7/15/22		20,268,000	21,382,416
4.75% 4/15/18		11,273,000	11,550,575
7.5% 4/1/17		5,574,000	5,600,298
7.875% 9/1/20		323,000	374,921
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,379,513
3.75% 12/1/24		5,408,000	5,530,394
3.875% 10/15/22		17,388,000	18,169,817
6.5% 1/15/18		3,795,000	3,944,978
6.75% 3/15/20		10,379,000	11,618,128
Equity One, Inc. 3.75% 11/15/22		18,100,000	18,543,251
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,851,692
4.75% 7/15/20		7,700,000	8,250,142
Federal Realty Investment Trust 5.9% 4/1/20		2,504,000	2,764,143
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,175,060
4.7% 9/15/17		1,538,000	1,563,691
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	615,908
HRPT Properties Trust 6.65% 1/15/18		867,000	882,201
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,565,095
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		2,690,000	2,716,900
6.375% 3/1/24		2,250,000	2,401,875
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		42,087,000	42,774,786
4.5% 1/15/25		4,655,000	4,658,524
4.5% 4/1/27		50,980,000	50,635,834
4.95% 4/1/24		17,495,000	18,070,376
5.25% 1/15/26		29,233,000	30,610,167
5.875% 3/15/24		290,000	299,047
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,242,840
5% 12/15/23		2,030,000	2,082,573
Senior Housing Properties Trust 6.75% 4/15/20		250,000	270,315
VEREIT Operating Partnership LP:
4.125% 6/1/21		1,770,000	1,807,878
4.875% 6/1/26		1,770,000	1,854,075
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,746,250
WP Carey, Inc. 4% 2/1/25		21,616,000	21,383,455
			409,584,126
Real Estate Management & Development - 1.4%
Aroundtown Property Holdings PLC 1.5% 7/15/24 (Reg. S)	EUR	5,400,000	5,495,705
Brandywine Operating Partnership LP:
3.95% 2/15/23		23,268,000	23,473,061
4.1% 10/1/24		15,881,000	15,920,560
4.55% 10/1/29		15,881,000	15,939,617
4.95% 4/15/18		12,690,000	13,067,908
5.7% 5/1/17		7,049,000	7,095,058
CBRE Group, Inc. 5% 3/15/23		465,000	481,775
Deutsche Annington Finance BV 5% 10/2/23 (b)		5,800,000	6,099,640
Digital Realty Trust LP:
3.4% 10/1/20		17,707,000	18,108,117
3.625% 10/1/22		9,206,000	9,398,691
3.95% 7/1/22		11,840,000	12,327,275
4.75% 10/1/25		30,612,000	32,268,109
5.25% 3/15/21		5,708,000	6,201,205
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	9,068,216
5.5% 3/15/17		3,597,000	3,601,993
Host Hotels & Resorts LP 4.75% 3/1/23		150,000	158,893
Howard Hughes Corp. 6.875% 10/1/21 (b)		360,000	378,450
Hunt Companies, Inc. 9.625% 3/1/21 (b)		870,000	917,850
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		5,000	5,731
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		770,000	840,994
Liberty Property LP:
3.375% 6/15/23		8,174,000	8,186,269
4.125% 6/15/22		14,880,000	15,598,451
4.4% 2/15/24		13,017,000	13,783,831
4.75% 10/1/20		11,282,000	12,017,767
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,237,001
3.15% 5/15/23		14,735,000	13,831,435
4.5% 4/18/22		17,365,000	17,633,966
Mattamy Group Corp. 6.875% 12/15/23 (b)		850,000	888,250
Mid-America Apartments LP 4.3% 10/15/23		2,224,000	2,332,202
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,558,196
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		235,000	243,225
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	1,900,000	1,972,695
Tanger Properties LP:
3.125% 9/1/26		11,019,000	10,506,628
3.75% 12/1/24		21,455,000	21,583,279
3.875% 12/1/23		4,812,000	4,920,429
6.125% 6/1/20		14,318,000	15,803,349
Ventas Realty LP:
3.125% 6/15/23		5,458,000	5,374,989
3.5% 2/1/25		5,961,000	5,855,717
3.75% 5/1/24		20,000,000	20,241,880
4.125% 1/15/26		5,557,000	5,672,686
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,073,643
4% 4/30/19		3,747,000	3,886,673
4.25% 3/1/22		300,000	316,685
			381,368,094

TOTAL REAL ESTATE			790,952,220

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.4%
Altice Financing SA:
6.5% 1/15/22 (b)		6,250,000	6,539,063
6.625% 2/15/23 (b)		2,780,000	2,925,950
7.5% 5/15/26 (b)		8,720,000	9,363,100
Altice Finco SA:
7.625% 2/15/25 (b)		3,995,000	4,134,825
9.875% 12/15/20 (b)		6,135,000	6,487,763
American Electric Power Co., Inc. 1.65% 12/15/17		5,213,000	5,222,248
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,310,986
3% 6/30/22		29,259,000	29,054,216
3.4% 5/15/25		39,520,000	38,203,233
3.6% 2/17/23		27,844,000	28,097,018
4.8% 6/15/44		5,721,000	5,399,274
5.875% 10/1/19		5,944,000	6,487,781
6.3% 1/15/38		16,665,000	18,953,221
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	49,610
CenturyLink, Inc.:
5.15% 6/15/17		972,000	979,407
6% 4/1/17		2,432,000	2,438,262
GTH Finance BV:
6.25% 4/26/20 (b)		1,540,000	1,629,505
7.25% 4/26/23 (b)		4,795,000	5,286,488
Sable International Finance Ltd. 6.875% 8/1/22 (b)		10,030,000	10,829,391
SBA Communications Corp. 4.875% 9/1/24 (b)		10,280,000	10,227,572
SFR Group SA:
6% 5/15/22 (b)		4,550,000	4,719,215
6.25% 5/15/24 (b)		3,140,000	3,187,069
7.375% 5/1/26 (b)		2,380,000	2,466,275
Sprint Capital Corp. 6.875% 11/15/28		19,345,000	20,626,606
TalkTalk Telecom Group PLC 5.375% 1/15/22 (Reg. S)	GBP	1,400,000	1,792,780
TDC A/S 3.5% 2/26/3015 (Reg. S) (c)	EUR	1,550,000	1,634,188
Telecom Italia Capital SA:
6% 9/30/34		5,580,000	5,510,250
6.375% 11/15/33		6,930,000	6,999,300
Telecom Italia SpA:
3.625% 5/25/26 (Reg. S)	EUR	1,900,000	2,088,934
5.303% 5/30/24 (b)		1,350,000	1,373,625
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		1,300,000	1,358,500
Verizon Communications, Inc.:
2.625% 2/21/20		21,379,000	21,647,991
4.5% 9/15/20		36,000,000	38,395,656
5.012% 4/15/49 (b)		2,831,000	2,778,077
5.012% 8/21/54		55,038,000	53,260,603
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)		3,205,000	3,257,081
7% 4/23/21 (Reg S.)	EUR	4,300,000	4,744,470
7.375% 4/23/21 (b)		3,060,000	3,186,225
			382,645,758
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV 3.125% 7/16/22		9,218,000	9,180,206
Comcel Trust 6.875% 2/6/24 (b)		775,000	818,594
Digicel Group Ltd. 6.75% 3/1/23 (b)		560,000	515,200
Intelsat Jackson Holdings SA:
7.25% 10/15/20		1,905,000	1,762,125
8% 2/15/24 (b)		2,550,000	2,766,750
Millicom International Cellular SA:
4.75% 5/22/20 (b)		650,000	663,195
6% 3/15/25 (b)		1,375,000	1,438,250
6.625% 10/15/21 (b)		2,575,000	2,697,313
Neptune Finco Corp.:
10.125% 1/15/23 (b)		9,665,000	11,187,238
10.875% 10/15/25 (b)		3,075,000	3,705,375
Sprint Communications, Inc.:
6% 11/15/22		3,075,000	3,182,287
7% 3/1/20 (b)		2,335,000	2,550,988
9% 11/15/18 (b)		2,225,000	2,433,594
Sprint Corp.:
7.25% 9/15/21		7,925,000	8,638,250
7.625% 2/15/25		9,855,000	10,988,325
7.875% 9/15/23		12,075,000	13,433,438
T-Mobile U.S.A., Inc.:
6% 3/1/23		4,060,000	4,293,450
6% 4/15/24		3,580,000	3,821,650
6.375% 3/1/25		15,125,000	16,259,073
6.464% 4/28/19		1,520,000	1,531,522
6.5% 1/15/24		6,085,000	6,538,333
6.625% 4/1/23		12,185,000	12,946,563
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		480,000	484,800
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)		1,810,000	1,977,425
Vodafone Group PLC 3% 8/12/56 (Reg. S)	GBP	2,350,000	2,456,124
			126,270,068

TOTAL TELECOMMUNICATION SERVICES			508,915,826

UTILITIES - 2.5%
Electric Utilities - 1.3%
American Electric Power Co., Inc. 2.95% 12/15/22		4,935,000	4,966,194
DPL, Inc. 6.75% 10/1/19		2,490,000	2,589,600
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		29,344,000	32,821,880
6.4% 9/15/20 (b)		25,897,000	28,957,248
EDF SA 4.125% (Reg. S) (c)(f)	EUR	2,400,000	2,529,847
Edison International 3.75% 9/15/17		6,674,000	6,748,869
EDP Finance BV 1.125% 2/12/24 (Reg. S)	EUR	3,900,000	3,918,099
Eversource Energy:
1.45% 5/1/18		3,325,000	3,314,756
2.8% 5/1/23		15,104,000	14,947,220
Exelon Corp.:
1.55% 6/9/17		3,319,000	3,319,807
2.85% 6/15/20		4,888,000	4,956,061
FirstEnergy Corp.:
2.75% 3/15/18		36,397,000	36,715,729
4.25% 3/15/23		31,243,000	32,577,951
7.375% 11/15/31		64,123,000	84,510,844
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	7,572,750
IPALCO Enterprises, Inc. 3.45% 7/15/20		27,495,000	27,976,163
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		600,000	731,244
LG&E and KU Energy LLC 3.75% 11/15/20		1,450,000	1,505,661
Monongahela Power Co. 4.1% 4/15/24 (b)		3,982,000	4,199,875
Nevada Power Co. 6.5% 5/15/18		790,000	836,741
NRG Yield Operating LLC 5% 9/15/26 (b)		3,945,000	3,866,100
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		8,695,232	9,423,458
NV Energy, Inc. 6.25% 11/15/20		3,500,000	3,952,533
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	779,201
PG&E Corp. 2.4% 3/1/19		1,683,000	1,694,850
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,285,611
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	12,840,930
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)		8,575,000	8,339,188
TECO Finance, Inc. 5.15% 3/15/20		3,761,000	4,020,960
Western Power Distribution Holdings Ltd. 5.25% 1/17/23	GBP	3,300,000	4,908,828
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	1,650,000	2,227,416
			365,035,614
Gas Utilities - 0.0%
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20 (b)		3,970,000	3,910,450
Southern Natural Gas Co. 5.9% 4/1/17 (b)(c)		442,000	443,589
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,867,418
			8,221,457
Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corp.:
5.25% 6/1/26 (b)		3,765,000	3,821,475
5.75% 1/15/25		2,775,000	2,747,250
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		67,644,000	72,040,860
Dynegy, Inc. 7.625% 11/1/24		7,870,000	7,476,500
Emera U.S. Finance LP:
2.15% 6/15/19		5,136,000	5,127,592
2.7% 6/15/21		5,055,000	5,027,228
3.55% 6/15/26		8,087,000	7,984,158
Listrindo Capital BV 4.95% 9/14/26 (b)		820,000	804,010
NRG Energy, Inc. 6.25% 5/1/24		6,020,000	6,020,000
PPL Energy Supply LLC 6.5% 6/1/25		1,180,000	967,600
TerraForm Power Operating LLC 6.375% 2/1/23 (b)(c)		3,475,000	3,596,625
The AES Corp.:
3.9307% 6/1/19 (c)		1,359,000	1,359,544
4.875% 5/15/23		6,125,000	6,082,125
			123,054,967
Multi-Utilities - 0.7%
Berkshire Hathaway Energy Co. 2% 11/15/18		12,172,000	12,207,530
Dominion Resources, Inc.:
3.2982% 9/30/66 (c)		35,229,000	28,743,341
3.8232% 6/30/66 (c)		10,345,000	9,491,538
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	14,384,458
5.45% 9/15/20		11,473,000	12,586,776
5.8% 2/1/42		6,336,000	7,495,817
5.95% 6/15/41		11,832,000	14,281,165
6.4% 3/15/18		1,228,000	1,287,050
6.8% 1/15/19		6,774,000	7,356,977
Puget Energy, Inc.:
6% 9/1/21		15,565,000	17,422,761
6.5% 12/15/20		5,125,000	5,760,715
RWE AG 7% 10/12/72 (Reg. S) (c)		3,650,000	3,745,813
Sempra Energy:
2.3% 4/1/17		14,116,000	14,128,789
2.875% 10/1/22		5,760,000	5,733,107
6% 10/15/39		15,009,000	18,435,360
Wisconsin Energy Corp. 6.25% 5/15/67 (c)		3,860,000	3,517,425
			176,578,622

TOTAL UTILITIES			672,890,660

TOTAL NONCONVERTIBLE BONDS
(Cost $9,294,782,909)			9,626,501,929

U.S. Government and Government Agency Obligations - 32.2%
U.S. Treasury Inflation-Protected Obligations - 5.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$230,685,750	$223,650,191
1% 2/15/46		144,057,737	148,869,101
1.375% 2/15/44		137,240,006	153,877,249
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		168,037,766	167,657,696
0.125% 7/15/26		193,486,962	190,198,504
0.25% 1/15/25		76,449,750	76,279,589
0.375% 7/15/25		403,864,191	407,491,735
0.625% 1/15/26		203,216,000	208,323,206

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			1,576,347,271

U.S. Treasury Obligations - 26.4%
U.S. Treasury Bonds:
2.5% 2/15/45 (h)(i)		1,420,000	1,288,705
2.5% 2/15/46		1,487,000	1,346,838
2.875% 11/15/46 (j)		610,049,000	598,634,373
3% 5/15/45		145,382,000	145,989,697
3% 11/15/45		207,323,000	208,197,696
5% 5/15/37		500,000	678,360
U.S. Treasury Notes:
0.75% 2/15/19		9,000,000	8,915,274
1.125% 6/30/21		1,125,000	1,091,997
1.25% 3/31/21		1,180,775,000	1,156,005,779
1.25% 10/31/21		707,204,000	687,258,726
1.375% 4/30/21		484,800,000	476,600,093
1.5% 8/15/26		427,443,000	395,835,727
1.625% 7/31/20		4,593,000	4,593,000
1.625% 2/15/26		2,949,000	2,773,673
1.625% 5/15/26		25,750,000	24,166,787
1.75% 12/31/20		600,000,000	600,445,200
1.875% 1/31/22		332,250,000	331,782,857
1.875% 2/28/22		735,660,000	734,883,879
2% 12/31/21		331,810,000	333,313,431
2% 8/15/25 (h)		5,305,000	5,169,059
2% 11/15/26		166,815,000	161,367,489
2.125% 2/29/24		693,615,000	690,688,638
2.25% 1/31/24		579,773,000	582,241,673
2.25% 11/15/25 (h)		1,800,000	1,786,079

TOTAL U.S. TREASURY OBLIGATIONS			7,155,055,030

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,809,969,845)			8,731,402,301

U.S. Government Agency - Mortgage Securities - 16.2%
Fannie Mae - 9.2%
2.44% 10/1/33 (c)		297,373	309,713
2.474% 12/1/34 (c)		45,405	46,954
2.5% 6/1/31 to 8/1/43		27,694,161	27,174,944
2.5% 10/1/34 (c)		1,323	1,374
2.54% 6/1/42 (c)		233,554	242,192
2.546% 3/1/35 (c)		21,909	22,660
2.57% 4/1/37 (c)		80,612	84,007
2.608% 2/1/33 (c)		792	817
2.632% 7/1/35 (c)		17,674	18,305
2.654% 10/1/33 (c)		1,876	1,935
2.666% 10/1/33 (c)		14,830	15,339
2.69% 3/1/37 (c)		25,716	26,924
2.693% 1/1/35 (c)		199,583	206,184
2.699% 2/1/42 (c)		1,347,854	1,396,324
2.715% 1/1/35 (c)		123,166	127,902
2.73% 7/1/34 (c)		27,645	28,753
2.755% 1/1/35 (c)		2,903	3,035
2.772% 1/1/42 (c)		1,350,189	1,398,891
2.798% 10/1/33 (c)		81,822	86,400
2.8% 5/1/36 (c)		159,262	168,969
2.802% 6/1/36 (c)		126,429	132,089
2.815% 9/1/36 (c)		34,468	36,002
2.827% 2/1/36 (c)		290,442	305,405
2.833% 3/1/35 (c)		48,698	51,449
2.845% 6/1/36 (c)		220,425	233,050
2.861% 9/1/36 (c)		69,372	72,566
2.918% 3/1/33 (c)		69,072	71,304
2.943% 9/1/41 (c)		134,302	139,132
2.946% 7/1/35 (c)		81,439	84,448
2.956% 11/1/36 (c)		62,926	65,228
2.964% 5/1/35 (c)		173,514	182,039
2.973% 11/1/40 (c)		103,216	108,857
2.975% 10/1/41 (c)		73,438	77,557
2.977% 5/1/36 (c)		101,987	107,672
2.99% 12/1/34 (c)		3,995	4,209
3% 12/1/26 to 2/1/47		553,446,079	553,638,484
3% 3/1/32 (g)		2,650,000	2,724,242
3% 3/1/32 (g)		2,650,000	2,724,242
3% 3/1/47 (g)		139,100,000	138,127,441
3% 3/1/47 (g)		33,100,000	32,868,571
3% 3/1/47 (g)		21,100,000	20,952,473
3.03% 7/1/34 (c)		188,454	200,743
3.032% 8/1/41 (c)		694,060	727,979
3.052% 9/1/35 (c)		52,571	55,420
3.065% 9/1/41 (c)		260,713	277,384
3.14% 7/1/37 (c)		158,768	168,815
3.151% 6/1/47 (c)		62,534	64,887
3.187% 3/1/40 (c)		319,953	339,195
3.241% 7/1/41 (c)		206,725	217,246
3.364% 10/1/41 (c)		120,257	125,245
3.435% 12/1/39 (c)		186,904	198,747
3.445% 12/1/35 (c)		230,389	244,237
3.468% 12/1/40 (c)		9,704,582	10,209,853
3.5% 3/1/25 to 2/1/47		558,723,933	577,206,574
3.5% 1/1/47		31,327,124	32,133,710
3.5% 3/1/47 (g)		167,700,000	171,834,375
3.5% 3/1/47 (g)		29,700,000	30,432,206
3.5% 3/1/47 (g)		13,000,000	13,320,494
3.5% 3/1/47 (g)		12,700,000	13,013,098
3.55% 7/1/41 (c)		275,432	287,433
4% 9/1/24 to 8/1/46		386,999,366	409,153,543
4% 3/1/47 (g)		36,100,000	37,930,978
4.5% 6/1/33 to 6/1/46		149,594,663	161,595,848
5% 3/1/18 to 3/1/45		148,655,759	164,193,855
5.202% 7/1/37 (c)		38,701	40,416
5.255% 8/1/41		2,470,071	2,716,139
5.5% 12/1/17 to 3/1/41		28,392,987	31,753,793
6% 7/1/19 to 1/1/42		13,830,000	15,789,962
6.309% 2/1/39		5,101,251	5,548,609
6.5% 3/1/17 to 8/1/39		30,765,272	35,440,459
7% 9/1/21 to 7/1/37		1,333,986	1,534,291
7.5% 6/1/25 to 2/1/32		586,320	681,261
8% 7/1/29 to 3/1/37		13,849	16,664
8.5% 12/1/19 to 6/1/22		326	363
9.5% 6/1/18 to 9/1/21		7,830	8,196

TOTAL FANNIE MAE			2,501,530,100

Freddie Mac - 4.1%
2.226% 8/1/37 (c)		34,512	35,153
2.5% 7/1/31		6,862,616	6,900,113
2.57% 3/1/35 (c)		67,049	69,037
2.607% 6/1/33 (c)		187,033	195,631
2.683% 3/1/36 (c)		167,575	174,521
2.745% 1/1/36 (c)		74,104	76,591
2.763% 3/1/36 (c)		152,727	158,197
2.792% 2/1/37 (c)		173,471	180,149
2.838% 8/1/37 (c)		77,815	81,121
2.865% 12/1/35 (c)		138,531	143,721
2.89% 6/1/33 (c)		530,150	559,234
2.925% 6/1/37 (c)		28,620	29,771
2.936% 5/1/37 (c)		43,831	45,628
2.946% 3/1/35 (c)		866,146	918,165
2.95% 3/1/37 (c)		16,712	17,302
2.968% 11/1/35 (c)		145,388	151,345
2.989% 4/1/36 (c)		172,053	181,274
3% 10/1/28 to 2/1/47		342,930,319	343,080,821
3.065% 10/1/35 (c)		120,859	127,044
3.066% 9/1/41 (c)		1,350,209	1,423,071
3.071% 10/1/36 (c)		269,853	283,189
3.099% 10/1/42 (c)		1,387,946	1,467,049
3.14% 3/1/33 (c)		1,935	2,049
3.17% 6/1/36 (c)		47,444	50,326
3.198% 9/1/41 (c)		159,805	167,563
3.22% 4/1/37 (c)		8,560	9,091
3.231% 4/1/41 (c)		128,614	133,410
3.246% 6/1/37 (c)		40,228	41,759
3.26% 6/1/37 (c)		24,165	25,536
3.273% 7/1/41 (c)		857,419	907,927
3.282% 6/1/41 (c)		168,579	177,360
3.29% 6/1/37 (c)		153,973	159,856
3.295% 7/1/36 (c)		64,199	68,434
3.32% 4/1/37 (c)		36,708	38,845
3.392% 5/1/41 (c)		132,612	141,031
3.41% 12/1/40 (c)		4,965,283	5,205,803
3.5% 3/1/32 to 9/1/46 (h)(i)(k)		413,292,231	427,434,934
3.5% 3/1/47 (g)		8,600,000	8,810,676
3.626% 5/1/41 (c)		188,432	198,206
3.665% 6/1/41 (c)		183,246	192,824
3.769% 12/1/36 (c)		283,202	301,886
3.887% 10/1/35 (c)		121,459	129,472
4% 7/1/31 to 4/1/46		233,641,400	246,785,996
4.5% 6/1/25 to 1/1/45		23,719,749	25,605,860
5% 6/1/20 to 7/1/41		24,841,434	27,530,273
5.139% 4/1/38 (c)		149,479	158,936
5.5% 10/1/17 to 3/1/41		10,625,348	11,865,658
6% 4/1/17 to 12/1/37		2,712,590	3,067,083
6.5% 3/1/17 to 9/1/39		3,795,603	4,322,908
7% 6/1/21 to 9/1/36		1,202,390	1,389,956
7.5% 1/1/27 to 6/1/32		23,138	27,069
8% 4/1/17 to 1/1/37		35,363	42,047
8.5% 9/1/19 to 1/1/28		38,870	45,172
9% 10/1/20		38	40
9.5% 5/1/21 to 7/1/21		188	203
10% 2/1/20 to 11/1/20		69	74
11% 7/1/19 to 9/1/20		24	26

TOTAL FREDDIE MAC			1,121,336,416

Ginnie Mae - 2.9%
3% 6/15/42 to 1/20/47		204,196,804	207,077,427
3.5% 11/15/40 to 6/20/46 (h)		246,105,943	256,946,203
3.5% 3/1/47 (g)		56,980,000	59,214,533
4% 5/20/33 to 11/15/43		76,180,627	81,349,485
4% 3/1/47 (g)		30,400,000	32,168,173
4% 3/1/47 (g)		31,090,000	32,898,306
4.5% 6/20/33 to 8/15/41		61,687,237	66,894,923
5% 12/15/32 to 9/15/41		26,478,127	29,512,736
5.5% 7/15/33 to 9/15/39		2,179,659	2,476,631
6% 10/15/30 to 11/15/39		632,414	718,504
6.5% 3/20/31 to 11/15/37		368,041	423,901
7% 10/15/22 to 3/15/33		1,199,460	1,401,660
7.5% 6/15/17 to 9/15/31		542,780	623,781
8% 11/15/21 to 11/15/29		177,593	203,265
8.5% 10/15/21 to 1/15/31		33,344	39,433
9% 8/15/19 to 1/15/23		1,201	1,296
9.5% 12/15/20 to 2/15/25		459	502
10.5% 10/20/17 to 1/15/18		285	290
11% 9/20/19		487	527

TOTAL GINNIE MAE			771,951,576

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,427,847,069)			4,394,818,092

Asset-Backed Securities - 0.7%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.4833% 4/25/35 (c)		$664,344	$637,601
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.4211% 3/25/34 (c)		234,003	232,036
Airspeed Ltd. Series 2007-1A Class C1, 3.27% 6/15/32 (b)(c)		3,091,251	839,275
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (b)		3,688,762	3,693,477
American Homes 4 Rent:
Series 2014-SFR1 Class E, 3.2683% 6/17/31 (b)(c)		1,265,000	1,269,174
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		147,000	159,174
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		428,000	477,129
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		599,438	636,388
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		981,000	1,052,205
Class XS, 0% 10/17/45 (b)(c)(l)		690,519	7
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.8283% 12/25/33 (c)		38,516	37,224
Series 2004-R2 Class M3, 1.6033% 4/25/34 (c)		89,819	75,766
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.5583% 3/25/34 (c)		47,932	45,563
Series 2004-W11 Class M2, 1.8283% 11/25/34 (c)		515,155	512,578
Series 2004-W7 Class M1, 1.6033% 5/25/34 (c)		1,285,315	1,240,370
Series 2006-W4 Class A2C, 0.9383% 5/25/36 (c)		1,103,028	385,102
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.5961% 4/25/34 (c)		1,474,501	1,347,623
Series 2006-HE2 Class M1, 1.1411% 3/25/36 (c)		17,992	216
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2012-2A Class A, 2.802% 5/20/18 (b)		4,222,500	4,230,845
Series 2012-3A Class A, 2.1% 3/20/19 (b)		9,200,000	9,230,987
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		45,893,719	46,071,557
Class AA, 2.487% 12/16/41 (b)		10,978,437	10,826,057
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.9111% 12/25/36 (c)		1,802,588	1,348,548
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (b)		1,574,296	1,575,407
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2% 3/15/22 (b)		1,651,368	1,652,113
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 2.1283% 10/25/37 (b)		22,601,298	22,493,912
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 6.0283% 3/25/32 (c)		3,192	3,171
Series 2004-3 Class M4, 2.2333% 4/25/34 (c)		55,446	51,963
Series 2004-4 Class M2, 1.5733% 6/25/34 (c)		83,538	80,098
Series 2004-7 Class AF5, 5.868% 1/25/35		1,674,186	1,710,277
Series 2005-3 Class MV4, 1.3983% 8/25/35 (c)		4,445,984	4,441,618
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		207,613	214,775
Fannie Mae Series 2004-T5 Class AB3, 1.5005% 5/28/35 (c)		38,916	34,370
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.9461% 8/25/34 (c)		239,817	228,079
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.5961% 3/25/34 (c)		2,941	2,548
Flagship Credit Auto Trust Series 2015-3 Class A, 2.34% 10/15/20 (b)		5,423,702	5,438,227
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.5061% 1/25/35 (c)		948,695	879,844
Class M4, 1.7911% 1/25/35 (c)		347,133	181,165
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.4323% 2/25/47 (b)(c)		1,674,967	1,410,260
GE Business Loan Trust Series 2006-2A:
Class A, 0.95% 11/15/34 (b)(c)		517,281	490,421
Class B, 1.05% 11/15/34 (b)(c)		186,857	173,882
Class C, 1.15% 11/15/34 (b)(c)		310,549	286,381
Class D, 1.52% 11/15/34 (b)(c)		117,926	106,838
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)		75,390	6,021
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.0983% 8/25/33 (c)		234,035	220,455
Series 2003-3 Class M1, 2.0611% 8/25/33 (c)		373,674	364,315
Series 2003-5 Class A2, 1.4711% 12/25/33 (c)		32,929	31,567
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.9683% 1/25/37 (c)		1,522,035	1,097,133
Invitation Homes Trust:
Series 2014-SFR1 Class F, 4.5183% 6/17/31 (b)(c)		557,000	556,997
Series 2014-SFR3 Class E, 5.2722% 12/17/31 (b)(c)		206,000	206,355
Series 2014-SRF2 Class F, 4.7683% 9/17/31 (b)(c)		335,000	335,218
Series 2015-SFR2 Class E, 3.9222% 6/17/32 (b)(c)		485,000	489,794
Series 2015-SRF1 Class E, 4.968% 3/17/32 (b)(c)		624,000	626,653
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AF3, 5.532% 11/25/36		1,957,491	1,956,754
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.1471% 3/27/42 (c)		3,243,000	1,680,546
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.9383% 11/25/36 (c)		4,247,861	1,965,315
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.0711% 5/25/37 (c)		263,268	4,832
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.5283% 7/25/34 (c)		93,779	83,044
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.7461% 7/25/34 (c)		167,133	161,064
Series 2006-FF1 Class M2, 1.0611% 8/25/36 (c)		13,300,000	13,119,002
Series 2006-FM1 Class A2B, 0.8883% 4/25/37 (c)		2,748	1,527
Series 2006-OPT1 Class A1A, 1.2911% 6/25/35 (c)		1,291,528	1,250,527
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.4583% 8/25/34 (c)		57,368	52,162
Series 2004-NC6 Class M3, 2.9533% 7/25/34 (c)		13,749	13,004
Series 2004-NC8 Class M6, 2.6533% 9/25/34 (c)		15,607	14,723
Series 2005-NC1 Class M1, 1.4383% 1/25/35 (c)		173,115	161,091
Series 2005-NC2 Class B1, 2.5333% 3/25/35 (c)		140,349	4,899
Nationstar HECM Loan Trust Series 2016-1A Class A, 2.9813% 2/25/26 (b)		8,453,635	8,456,704
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.2883% 9/25/35 (c)		1,426,957	1,359,178
OneMain Financial Issuance Trust Series 2014-1A Class A, 2.43% 6/18/24 (b)		1,175,179	1,175,360
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.6461% 9/25/34 (c)		512,115	495,011
Class M4, 2.9461% 9/25/34 (c)		683,353	436,096
Series 2005-WCH1 Class M4, 2.0233% 1/25/36 (c)		1,475,804	1,398,526
Progress Residential Trust Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	174,019
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.5783% 4/25/33 (c)		5,108	4,675
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.5733% 3/25/35 (c)		556,235	532,471
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.9134% 6/15/33 (c)		297,379	295,651
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.5033% 9/25/34 (c)		35,230	31,882
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.6311% 9/25/34 (c)		28,819	27,149
Towd Point Mortgage Trust Series 2017-1 Class A1, 2.75% 10/25/56 (b)		35,370,000	35,326,460
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.4243% 4/6/42 (b)(c)		2,573,000	1,247,905
Tricon American Homes Trust Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		517,000	504,654
Class F, 6.038% 11/17/33 (b)		456,000	455,349
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (b)		1,936,337	1,940,131
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 1.2312% 11/21/40 (b)(c)		25,244	25,282
Class D, 1.7612% 11/21/40 (b)(c)		305,000	261,080
TOTAL ASSET-BACKED SECURITIES
(Cost $197,823,248)			204,354,832

Collateralized Mortgage Obligations - 2.1%
Private Sponsor - 0.6%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.8961% 6/27/36 (b)(c)		13,003,266	12,618,597
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 3.2753% 12/26/35 (b)(c)		2,439,982	2,459,386
BCAP LLC Trust sequential payer:
Series 2012-RR5 Class 8A5, 0.939% 7/26/36 (b)(c)		2,069,289	1,991,066
Series 2013-RR4 Class 2A1, 3.1888% 5/26/47 (b)(c)		5,772,836	5,810,705
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.3311% 1/25/35 (c)		690,178	683,330
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		8,912,092	8,872,689
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.548% 10/26/37 (b)(c)		351,848	348,162
CSMC:
floater Series 2015-1R Class 6A1, 1.0361% 5/27/37 (b)(c)		9,831,539	9,324,022
Series 2011-2R Class 2A1, 3.0599% 7/27/36 (b)(c)		4,086,060	4,081,750
Series 2014-3R Class 2A1, 1.4561% 5/27/37 (b)(c)		1,138,176	1,097,942
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0317% 10/25/34 (c)		413,878	410,111
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3604% 12/25/46 (b)(c)		910,000	977,935
Series 2010-K7 Class B, 5.4494% 4/25/20 (b)(c)		1,000,000	1,080,625
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.8305% 3/25/37 (c)		574,076	577,234
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 0.945% 6/21/36 (b)(c)		7,620,970	7,518,100
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.012% 8/25/36 (c)		872,184	791,508
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9261% 2/25/37 (c)		2,357,735	2,241,738
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1.9417% 6/10/19 (b)(c)		45,638,000	45,629,283
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (b)		4,762,992	4,764,897
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 3.4196% 3/26/37 (b)(c)		3,508,804	3,523,994
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1.0611% 7/25/35 (c)		606,343	588,003
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 2.9052% 7/26/45 (b)(c)		11,829,796	12,085,211
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 3.1133% 6/10/35 (b)(c)		256,931	186,979
Class B6, 3.6133% 6/10/35 (b)(c)		57,286	34,572
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (c)		20,775	20,410
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.118% 4/25/33 (c)		54,875	55,241
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.4183% 9/25/43 (c)		8,852,575	8,520,345
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 3.0752% 1/25/35 (c)		2,065,940	2,098,545
Series 2005-AR10 Class 2A15, 3.0521% 6/25/35 (c)		10,915,702	11,239,676
Series 2005-AR2:
Class 1A2, 3.0446% 3/25/35 (c)		1,348,342	1,250,799
Class 3A1, 3.0663% 3/25/35 (c)		17,930,019	18,123,273
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4:
Class 1A1, 3.1978% 6/27/36 (b)(c)		1,932,183	1,934,144
Class 2A1, 3.0416% 6/27/36 (b)(c)		2,063,171	2,056,287

TOTAL PRIVATE SPONSOR			172,996,559

U.S. Government Agency - 1.5%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1.5783% 2/25/32 (c)		24,922	25,225
Series 2002-39 Class FD, 1.7806% 3/18/32 (c)		42,713	43,521
Series 2002-60 Class FV, 1.7783% 4/25/32 (c)		52,264	53,091
Series 2002-63 Class FN, 1.7783% 10/25/32 (c)		70,849	71,930
Series 2002-7 Class FC, 1.5283% 1/25/32 (c)		25,669	25,960
Series 2002-94 Class FB, 1.1783% 1/25/18 (c)		10,172	10,176
Series 2003-118 Class S, 7.3217% 12/25/33 (c)(l)(m)		839,878	213,014
Series 2006-104 Class GI, 5.9017% 11/25/36 (c)(l)(m)		618,447	114,270
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		31,617	34,010
Series 1993-207 Class H, 6.5% 11/25/23		457,758	502,556
Series 1996-28 Class PK, 6.5% 7/25/25		141,469	155,525
Series 1999-17 Class PG, 6% 4/25/29		399,834	431,170
Series 1999-32 Class PL, 6% 7/25/29		370,745	400,270
Series 1999-33 Class PK, 6% 7/25/29		248,879	269,159
Series 2001-52 Class YZ, 6.5% 10/25/31		30,482	34,889
Series 2003-28 Class KG, 5.5% 4/25/23		256,794	273,637
Series 2004-21 Class QE, 4.5% 11/25/32		11,410	11,468
Series 2005-102 Class CO, 11/25/35 (n)		212,168	186,927
Series 2005-73 Class SA, 15.5263% 8/25/35 (c)(m)		76,883	95,973
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	476,739
Series 2006-12 Class BO, 10/25/35 (n)		944,478	878,549
Series 2006-37 Class OW, 5/25/36 (n)		92,123	80,823
Series 2006-45 Class OP, 6/25/36 (n)		283,732	247,589
Series 2006-62 Class KP, 4/25/36 (n)		441,186	387,308
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		79,134	91,378
Series 1999-25 Class Z, 6% 6/25/29		301,156	336,791
Series 2001-20 Class Z, 6% 5/25/31		406,500	447,335
Series 2001-31 Class ZC, 6.5% 7/25/31		219,460	249,041
Series 2002-16 Class ZD, 6.5% 4/25/32		116,756	133,227
Series 2002-74 Class SV, 6.7717% 11/25/32 (c)(l)		537,469	91,194
Series 2012-67 Class AI, 4.5% 7/25/27 (l)		2,758,710	329,998
Series 06-116 Class SG, 5.8617% 12/25/36 (c)(l)(m)		428,137	88,822
Series 07-40 Class SE, 5.6617% 5/25/37 (c)(l)(m)		243,550	48,022
Series 1993-165 Class SH, 17.5983% 9/25/23 (c)(m)		18,606	23,688
Series 2003-21 Class SK, 7.3217% 3/25/33 (c)(l)(m)		61,523	12,990
Series 2003-35 Class TQ, 6.7217% 5/25/18 (c)(l)(m)		12,775	393
Series 2005-72 Class ZC, 5.5% 8/25/35		2,875,546	3,161,521
Series 2007-57 Class SA, 35.95% 6/25/37 (c)(m)		201,829	394,134
Series 2007-66:
Class SA, 34.93% 7/25/37 (c)(m)		300,412	594,454
Class SB, 34.93% 7/25/37 (c)(m)		129,577	230,496
Series 2007-75 Class JI, 5.7667% 8/25/37 (c)(l)		9,047,020	1,596,062
Series 2008-12 Class SG, 5.5717% 3/25/38 (c)(l)(m)		1,634,505	277,845
Series 2009-114 Class AI, 5% 12/25/23 (l)		71,115	587
Series 2009-16 Class SA, 5.4717% 3/25/24 (c)(l)(m)		4,125	73
Series 2009-76 Class MI, 5.5% 9/25/24 (l)		47,322	1,198
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		125,851	7,032
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		183,531	9,906
Series 2010-112 Class SG, 5.5817% 6/25/21 (c)(l)(m)		132,987	6,056
Series 2010-12 Class AI, 5% 12/25/18 (l)		282,653	6,604
Series 2010-135 Class LS, 5.2717% 12/25/40 (c)(l)(m)		1,526,925	241,609
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		1,442,353	168,992
Series 2010-150 Class ZC, 4.75% 1/25/41		5,647,625	6,246,091
Series 2010-17 Class DI, 4.5% 6/25/21 (l)		100,509	3,764
Series 2010-23:
Class AI, 5% 12/25/18 (l)		97,250	1,973
Class HI, 4.5% 10/25/18 (l)		91,133	2,300
Series 2010-29 Class LI, 4.5% 6/25/19 (l)		258,759	5,798
Series 2010-95 Class ZC, 5% 9/25/40		11,976,977	13,353,520
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		442,249	29,206
Series 2011-110 Class SA, 5.8317% 4/25/41 (c)(l)		4,128,650	654,885
Series 2011-112 Class SA, 5.7717% 11/25/41 (c)(l)		4,093,635	761,381
Series 2011-123 Class SD, 5.8217% 8/25/39 (c)(l)		3,601,858	537,486
Series 2011-39 Class ZA, 6% 11/25/32		1,046,444	1,180,881
Series 2011-67 Class AI, 4% 7/25/26 (l)		445,637	43,576
Series 2011-83 Class DI, 6% 9/25/26 (l)		654,933	69,715
Series 2012-100 Class WI, 3% 9/25/27 (l)		6,778,952	654,299
Series 2012-14 Class JS, 5.8717% 12/25/30 (c)(l)		2,267,758	310,992
Series 2012-47 Class SD, 5.6717% 5/25/42 (c)(l)		10,215,480	2,041,118
Series 2012-9 Class SH, 5.7717% 6/25/41 (c)(l)		3,251,678	489,442
Series 2013-133 Class IB, 3% 4/25/32 (l)		4,171,658	403,902
Series 2013-51 Class GI, 3% 10/25/32 (l)		6,091,939	660,676
Series 2013-N1 Class A, 5.9417% 6/25/35 (c)(l)(m)		1,310,090	243,829
Series 2014-68 Class ID, 3.5% 3/25/34 (l)		3,144,471	408,690
Series 2015-42:
Class IL, 6% 6/25/45 (l)		9,672,936	2,308,390
Class LS, 5.4217% 6/25/45 (c)(l)(m)		16,137,437	2,629,747
Series 2015-70 Class JC, 3% 10/25/45		8,334,954	8,520,078
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (l)		29,464	534
Class 5, 5.5% 7/25/33 (l)		224,403	49,346
Series 343 Class 16, 5.5% 5/25/34 (l)		191,893	35,026
Series 348 Class 14, 6.5% 8/25/34 (c)(l)		139,258	32,969
Series 351:
Class 12, 5.5% 4/25/34 (c)(l)		91,957	18,064
Class 13, 6% 3/25/34 (l)		122,583	24,647
Series 359 Class 19, 6% 7/25/35 (c)(l)		81,503	15,620
Series 384 Class 6, 5% 7/25/37 (l)		1,030,819	215,963
Freddie Mac:
floater:
Series 2412 Class FK, 1.57% 1/15/32 (c)		19,011	19,240
Series 2423 Class FA, 1.67% 3/15/32 (c)		27,274	27,663
Series 2424 Class FM, 1.77% 3/15/32 (c)		31,588	32,068
Series 2432:
Class FE, 1.67% 6/15/31 (c)		50,494	51,176
Class FG, 1.67% 3/15/32 (c)		15,881	16,098
floater target amortization class Series 3366 Class FD, 1.02% 5/15/37 (c)		1,159,631	1,154,126
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (n)		819,881	718,723
Series 2095 Class PE, 6% 11/15/28		445,664	482,566
Series 2101 Class PD, 6% 11/15/28		40,823	44,047
Series 2121 Class MG, 6% 2/15/29		179,484	193,848
Series 2131 Class BG, 6% 3/15/29		1,216,231	1,316,739
Series 2137 Class PG, 6% 3/15/29		192,719	212,390
Series 2154 Class PT, 6% 5/15/29		303,870	328,283
Series 2162 Class PH, 6% 6/15/29		72,262	79,313
Series 2425 Class JH, 6% 3/15/17		82	82
Series 2520 Class BE, 6% 11/15/32		386,450	418,171
Series 2585 Class KS, 6.83% 3/15/23 (c)(l)(m)		23,461	2,331
Series 2693 Class MD, 5.5% 10/15/33		4,484,673	5,008,313
Series 2802 Class OB, 6% 5/15/34		737,237	812,348
Series 2937 Class KC, 4.5% 2/15/20		628,736	644,211
Series 2962 Class BE, 4.5% 4/15/20		735,954	760,516
Series 3002 Class NE, 5% 7/15/35		1,112,188	1,196,846
Series 3110 Class OP, 9/15/35 (n)		525,780	484,085
Series 3119 Class PO, 2/15/36 (n)		928,550	818,509
Series 3121 Class KO, 3/15/36 (n)		164,535	144,862
Series 3123 Class LO, 3/15/36 (n)		526,074	462,086
Series 3145 Class GO, 4/15/36 (n)		496,279	435,796
Series 3189 Class PD, 6% 7/15/36		1,093,714	1,237,779
Series 3225 Class EO, 10/15/36 (n)		296,642	258,794
Series 3258 Class PM, 5.5% 12/15/36		504,104	553,342
Series 3415 Class PC, 5% 12/15/37		406,410	433,188
Series 3786 Class HI, 4% 3/15/38 (l)		1,355,717	118,479
Series 3806 Class UP, 4.5% 2/15/41		2,791,005	2,937,749
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,590,439
sequential payer:
Series 2135 Class JE, 6% 3/15/29		93,744	101,279
Series 2274 Class ZM, 6.5% 1/15/31		100,294	114,009
Series 2281 Class ZB, 6% 3/15/30		242,385	261,049
Series 2303 Class ZV, 6% 4/15/31		106,388	115,220
Series 2357 Class ZB, 6.5% 9/15/31		739,917	847,048
Series 2502 Class ZC, 6% 9/15/32		208,194	226,090
Series 2519 Class ZD, 5.5% 11/15/32		337,089	361,793
Series 2546 Class MJ, 5.5% 3/15/23		158,229	166,914
Series 2601 Class TB, 5.5% 4/15/23		75,890	81,499
Series 2998 Class LY, 5.5% 7/15/25		224,506	241,323
Series 3871 Class KB, 5.5% 6/15/41		4,329,000	5,050,205
Series 06-3115 Class SM, 5.83% 2/15/36 (c)(l)(m)		338,799	69,056
Series 2013-4281 Class AI, 4% 12/15/28 (l)		4,616,127	421,121
Series 2844:
Class SC, 41.795% 8/15/24 (c)(m)		9,403	14,153
Class SD, 76.44% 8/15/24 (c)(m)		13,834	27,823
Series 2933 Class ZM, 5.75% 2/15/35		3,237,785	3,757,730
Series 2935 Class ZK, 5.5% 2/15/35		4,052,674	4,558,980
Series 2947 Class XZ, 6% 3/15/35		1,305,246	1,446,040
Series 2996 Class ZD, 5.5% 6/15/35		2,613,219	2,974,198
Series 3055 Class CS, 5.82% 10/15/35 (c)(l)		488,577	96,514
Series 3237 Class C, 5.5% 11/15/36		3,722,178	4,204,520
Series 3244 Class SG, 5.89% 11/15/36 (c)(l)(m)		1,207,675	229,273
Series 3284 Class CI, 5.35% 3/15/37 (c)(l)		2,697,748	496,314
Series 3287 Class SD, 5.98% 3/15/37 (c)(l)(m)		1,761,453	351,386
Series 3297 Class BI, 5.99% 4/15/37 (c)(l)(m)		2,598,908	533,315
Series 3336 Class LI, 5.81% 6/15/37 (c)(l)		864,959	154,266
Series 3772 Class BI, 4.5% 10/15/18 (l)		324,654	7,862
Series 3949 Class MK, 4.5% 10/15/34		781,579	827,251
Series 3955 Class YI, 3% 11/15/21 (l)		2,381,525	114,544
Series 4055 Class BI, 3.5% 5/15/31 (l)		3,814,814	409,394
Series 4149 Class IO, 3% 1/15/33 (l)		2,672,034	344,556
Series 4314 Class AI, 5% 3/15/34 (l)		1,500,135	196,201
Series 4427 Class LI, 3.5% 2/15/34 (l)		7,022,512	867,794
Series 4471 Class PA 4% 12/15/40		10,088,276	10,556,150
Series 4476 Class IA, 3.5% 1/15/32 (l)		7,088,210	656,171
target amortization class Series 2156 Class TC, 6.25% 5/15/29		248,573	269,632
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.67% 2/15/24 (c)		99,038	99,903
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		164,770	180,658
Series 2056 Class Z, 6% 5/15/28		337,588	364,775
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		8,523,665	9,079,125
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 5.92% 6/16/37 (c)(l)(m)		515,907	104,312
Series 2010-H03 Class FA, 1.3261% 3/20/60 (c)(o)		6,142,257	6,131,617
Series 2010-H17 Class FA, 1.1061% 7/20/60 (c)(o)		673,750	667,215
Series 2010-H18 Class AF, 0.9467% 9/20/60 (c)(o)		830,880	822,189
Series 2010-H19 Class FG, 1.0717% 8/20/60 (c)(o)		917,028	907,547
Series 2010-H27 Series FA, 1.1517% 12/20/60 (c)(o)		1,673,708	1,660,232
Series 2011-H05 Class FA, 1.2717% 12/20/60 (c)(o)		2,632,865	2,624,074
Series 2011-H07 Class FA, 1.1467% 2/20/61 (c)(o)		5,157,863	5,141,824
Series 2011-H12 Class FA, 1.1367% 2/20/61 (c)(o)		6,785,202	6,761,851
Series 2011-H13 Class FA, 1.1467% 4/20/61 (c)(o)		2,477,204	2,469,037
Series 2011-H14:
Class FB, 1.2717% 5/20/61 (c)(o)		2,844,992	2,834,489
Class FC, 1.2717% 5/20/61 (c)(o)		2,575,771	2,566,752
Series 2011-H17 Class FA, 1.3017% 6/20/61 (c)(o)		3,379,617	3,371,909
Series 2011-H21 Class FA, 1.2467% 10/20/61 (c)(o)		6,588,937	6,587,472
Series 2012-H01 Class FA, 1.3467% 11/20/61 (c)(o)		3,258,689	3,268,516
Series 2012-H03 Class FA, 1.4717% 1/20/62 (c)(o)		2,081,347	2,087,609
Series 2012-H06 Class FA, 1.2767% 1/20/62 (c)(o)		3,123,554	3,125,873
Series 2012-H07 Class FA, 1.2767% 3/20/62 (c)(o)		1,939,510	1,941,447
Series 2012-H21 Class DF, 1.2967% 5/20/61 (c)(o)		5,161,955	5,169,925
Series 2012-H23 Class WA, 1.2917% 10/20/62 (c)(o)		1,638,158	1,633,257
Series 2012-H26, Class CA, 1.1767% 7/20/60 (c)(o)		6,476,450	6,462,375
Series 2013-H07 Class BA, 1.0067% 3/20/63 (c)(o)		2,657,225	2,633,202
Series 2014-H03 Class FA, 1.3717% 1/20/64 (c)(o)		3,065,637	3,064,855
Series 2014-H05 Class FB, 1.3717% 12/20/63 (c)(o)		7,969,073	7,966,901
Series 2014-H11 Class BA, 1.2717% 6/20/64 (c)(o)		12,106,780	12,062,253
Series 2014-H20 Class BF, 1.2717% 9/20/64 (c)(o)		38,733,593	38,587,091
Series 2016-H20 Class FM, 1.1717% 12/20/62 (c)(o)		16,328,600	16,323,106
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		429,179	482,551
Series 1997-8 Class PE, 7.5% 5/16/27		182,456	211,840
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		1,046,252	130,804
sequential payer Series 2004-24 Class ZM, 5% 4/20/34		1,683,156	1,848,463
Series 2004-32 Class GS, 5.73% 5/16/34 (c)(l)(m)		269,444	49,686
Series 2004-73 Class AL, 6.43% 8/17/34 (c)(l)(m)		333,967	76,990
Series 2007-35 Class SC, 35.58% 6/16/37 (c)(m)		21,258	38,458
Series 2010-H10 Class FA, 1.1061% 5/20/60 (c)(o)		2,118,434	2,098,201
Series 2011-94 Class SA, 5.3194% 7/20/41 (c)(l)(m)		1,770,235	290,280
Series 2012-76 Class GS, 5.93% 6/16/42 (c)(l)(m)		1,030,384	194,671
Series 2012-97 Class JS, 5.48% 8/16/42 (c)(l)(m)		3,445,723	562,138
Series 2013-124:
Class ES, 7.6259% 4/20/39 (c)(m)		3,693,721	3,909,973
Class ST, 7.7593% 8/20/39 (c)(m)		7,456,287	8,084,756
Series 2015-H13 Class HA, 2.5% 8/20/64 (o)		29,260,632	29,561,142
Series 2015-H17 Class HA, 2.5% 5/20/65 (o)		24,750,970	25,010,041
Series 2015-H21:
Class HA, 2.5% 6/20/63 (o)		5,620,308	5,675,055
Class JA, 2.5% 6/20/65 (o)		26,238,483	26,499,251
Series 2017-H06 Class FA, 1.17% 8/20/66 (c)(o)		27,338,000	27,367,902

TOTAL U.S. GOVERNMENT AGENCY			409,465,607

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $581,134,628)			582,462,166

Commercial Mortgage Securities - 2.6%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		180,000	201,417
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	128,794
Series 1997-D5 Class PS1, 1.6783% 2/14/43 (c)(l)		194,665	2,492
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(c)		1,500,000	1,530,166
Banc of America Commercial Mortgage Trust:
sequential payer Series 2007-5 Class A1A, 5.361% 2/10/51		14,434,098	14,669,287
Series 2004-1 Class F, 5.279% 11/10/39 (b)(c)		11,546	11,562
Series 2005-1 Class CJ, 5.4043% 11/10/42 (c)		21,255	21,239
Series 2005-5 Class D, 5.4073% 10/10/45 (c)		356,073	356,040
Series 2008-1 Class D, 6.282% 2/10/51 (b)(c)		125,000	94,570
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.443% 2/15/50 (c)		957,000	982,692
Class D, 3.25% 2/15/50 (b)		667,000	538,743
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 2.0074% 7/15/49 (c)(l)		46,271,545	5,615,603
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class A, 3.3228% 9/10/28 (b)		4,391,000	4,502,167
Class E, 4.2844% 9/10/28 (b)(c)		1,782,000	1,672,452
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 2.0533% 12/25/33 (b)(c)		24,268	22,588
Series 2005-4A:
Class A2, 1.1683% 1/25/36 (b)(c)		627,496	547,649
Class B1, 2.1783% 1/25/36 (b)(c)		27,915	21,810
Class M1, 1.2283% 1/25/36 (b)(c)		202,418	170,227
Class M2, 1.2483% 1/25/36 (b)(c)		60,725	49,727
Class M3, 1.2783% 1/25/36 (b)(c)		88,685	72,284
Class M4, 1.3883% 1/25/36 (b)(c)		49,047	41,219
Class M5, 1.4283% 1/25/36 (b)(c)		49,047	36,805
Class M6, 1.4783% 1/25/36 (b)(c)		52,094	39,363
Series 2006-3A Class M4, 1.2083% 10/25/36 (b)(c)		26,703	22,334
Series 2007-1 Class A2, 1.0483% 3/25/37 (b)(c)		408,690	355,032
Series 2007-2A:
Class A1, 1.0261% 7/25/37 (b)(c)		432,459	374,464
Class A2, 1.0761% 7/25/37 (b)(c)		404,075	346,846
Class M1, 1.1261% 7/25/37 (b)(c)		141,888	110,217
Class M2, 1.1661% 7/25/37 (b)(c)		77,534	59,941
Class M3, 1.2461% 7/25/37 (b)(c)		60,939	43,470
Series 2007-3:
Class A2, 1.0461% 7/25/37 (b)(c)		378,270	318,753
Class M1, 1.0661% 7/25/37 (b)(c)		82,157	64,780
Class M2, 1.0961% 7/25/37 (b)(c)		88,057	67,156
Class M3, 1.1261% 7/25/37 (b)(c)		138,756	103,467
Class M4, 1.2561% 7/25/37 (b)(c)		217,868	146,154
Class M5, 1.3561% 7/25/37 (b)(c)		106,337	55,403
Series 2007-4A Class M1, 1.7283% 9/25/37 (b)(c)		51,583	12,691
Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(l)		4,110,973	0
BBCMS Mortgage Trust Series 2016-ETC:
Class D, 3.6089% 8/14/36 (b)(c)		1,000,000	967,082
Class E, 3.6089% 8/14/36 (b)(c)		1,000,000	883,895
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7107% 6/11/40 (c)		436,051	436,119
Series 2006-T22 Class B, 5.714% 4/12/38 (b)(c)		128,309	130,649
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		621,439	646,303
BLCP Hotel Trust floater Series 2014-CLRN Class F, 3.8036% 8/15/29 (b)(c)		832,000	806,979
BWAY Mortgage Trust Series 2015-1740 Class E, 3.8241% 1/13/35 (b)(c)		1,000,000	978,773
C-BASS Trust floater Series 2006-SC1 Class A, 1.0411% 5/25/36 (b)(c)		28,417	28,302
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.4883% 4/10/29 (b)(c)		606,000	575,886
CD Mortgage Trust Series 2017-CD3:
Class C, 4.563% 2/10/50		1,196,000	1,248,361
Class D, 3.25% 2/10/50 (b)		754,000	601,776
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 2.167% 12/15/27 (b)(c)		12,869,829	12,897,999
Class DPA, 3.767% 12/15/27 (b)(c)		5,592,761	5,627,742
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7539% 12/15/47 (b)(c)		750,000	842,169
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 3.193% 6/15/31 (b)(c)		501,038	480,195
Class YTC3, 3.193% 6/15/31 (b)(c)		180,413	172,053
Series 2014-FL1, 3.193% 6/15/31 (b)(c)		501,038	482,103
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (b)(c)		162,000	161,412
Class F, 3.7859% 4/10/28 (b)(c)		1,133,000	1,112,460
CGGS Commercial Mortgage Trust Series 2016-RND Class DFL, 5.5172% 2/15/33 (b)(c)		235,200	236,830
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		700,675	714,733
Series 1998-2 Class J, 6.39% 11/18/30 (b)		487,111	489,730
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1056% 9/10/46 (b)(c)		1,927,000	1,824,397
Series 2015-GC33 Class XA, 0.9747% 9/10/58 (c)(l)		92,795,810	5,699,816
Series 2015-SHP2 Class E, 4.35% 7/15/27 (b)(c)		693,000	694,356
Series 2016-C3 Class D, 3% 11/15/49 (b)		1,451,000	1,083,653
Series 2016-P6 Class XA, 0.8424% 12/10/49 (c)(l)		83,650,033	4,317,279
Series 2016-SMPL Class E, 4.509% 9/10/31 (b)		756,000	735,612
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(c)	CAD	138,000	103,721
Class G, 5.01% 5/15/44 (b)(c)	CAD	30,000	22,458
Class H, 5.01% 5/15/44 (b)(c)	CAD	20,000	14,830
Class J, 5.01% 5/15/44 (b)(c)	CAD	20,000	14,634
Class K, 5.01% 5/15/44 (b)(c)	CAD	10,000	7,269
Class L, 5.01% 5/15/44 (b)(c)	CAD	36,000	25,828
Class M, 5.01% 5/15/44 (b)(c)	CAD	165,000	116,105
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.9172% 8/13/27 (b)(c)		735,000	735,921
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,410,000	982,146
Series 2012-CR1:
Class C, 5.3506% 5/15/45 (c)		850,000	896,273
Class D, 5.3506% 5/15/45 (b)(c)		1,510,000	1,524,813
Class G, 2.462% 5/15/45 (b)		231,000	129,784
Series 2012-CR5 Class D, 4.3303% 12/10/45 (b)(c)		740,000	698,867
Series 2012-LC4:
Class C, 5.622% 12/10/44 (c)		260,000	283,825
Class D, 5.622% 12/10/44 (b)(c)		1,437,000	1,429,390
Series 2013-CCRE6 Class E, 4.1705% 3/10/46 (b)(c)		42,000	29,751
Series 2013-CR10:
Class C, 4.7887% 8/10/46 (b)(c)		270,000	277,201
Class D, 4.7887% 8/10/46 (b)(c)		1,578,000	1,331,256
Series 2013-CR12 Class D, 5.0816% 10/10/46 (b)(c)		1,680,000	1,491,117
Series 2013-CR6 Class F, 4.1705% 3/10/46 (b)(c)		418,000	250,141
Series 2013-CR9:
Class C, 4.2558% 7/10/45 (b)(c)		525,000	521,266
Class D, 4.2558% 7/10/45 (b)(c)		252,000	213,832
Series 2013-LC6 Class D, 4.2838% 1/10/46 (b)(c)		1,250,000	1,112,976
Series 2014-CR15 Class D, 4.7612% 2/10/47 (b)(c)		258,000	227,032
Series 2014-CR17:
Class D, 4.7988% 5/10/47 (b)(c)		799,000	675,508
Class E, 4.7988% 5/10/47 (b)(c)		182,000	120,439
Series 2014-CR19 Class XA, 1.2622% 8/10/47 (c)(l)		116,335,999	6,822,885
Series 2014-CR20 Class XA, 1.1851% 11/10/47 (c)(l)		166,070,332	10,065,025
Series 2014-LC17 Class XA, 0.9822% 10/10/47 (c)(l)		51,040,083	2,191,447
Series 2014-UBS2 Class D, 5.0148% 3/10/47 (b)(c)		844,000	722,792
Series 2014-UBS4 Class XA, 1.2483% 8/10/47 (c)(l)		81,110,993	4,967,919
Series 2014-UBS6 Class XA, 1.0507% 12/10/47 (c)(l)		154,827,277	8,457,440
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(c)		1,500,000	1,295,871
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (b)(c)		483,000	437,124
Series 2015-DC1 Class XA, 1.1732% 2/10/48 (c)(l)		156,897,421	9,678,892
Series 2016-CD1 Class D, 2.7723% 8/10/49 (b)(c)		1,006,000	751,420
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.7506% 5/10/43 (b)(c)		1,290,000	1,288,488
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32 (b)		678,145	691,300
Commercial Mortgage Trust Series 2016-CD2:
Class C, 3.031% 11/10/49		971,000	968,495
Class D, 2.7818% 11/10/49 (c)		508,000	389,461
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.8545% 8/15/45 (b)(c)		1,727,000	1,680,616
Class F, 4.25% 8/15/45 (b)		1,418,000	1,107,381
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		496,000	292,501
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (b)(c)		625,000	606,982
Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(c)		493,000	460,807
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(c)		1,566,000	1,451,131
Cosmopolitan Hotel Trust floater Series 2016-CSMO Class C, 3.42% 11/15/33 (b)(c)		693,000	702,527
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6696% 6/15/39 (c)		6,297,679	6,312,191
Series 2007-C5 Class A4, 5.695% 9/15/40 (c)		1,046,629	1,056,046
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (b)		608,931	622,120
Class H, 6% 5/17/40 (b)		90,315	71,203
Series 1998-C2:
Class F, 6.75% 11/15/30 (b)		23,937	23,964
Class G, 6.75% 11/15/30 (b)		180,000	182,395
CSMC Series 2015-TOWN:
Class A, 2.0172% 3/15/28 (b)(c)		9,866,000	9,853,403
Class B, 2.6672% 3/15/28 (b)(c)		3,043,000	3,039,152
Class C, 3.0172% 3/15/28 (b)(c)		2,964,000	2,962,003
Class D, 3.9672% 3/15/28 (b)(c)		4,485,000	4,485,196
Class E, 4.9172% 3/15/28 (b)(c)		20,318,000	20,337,552
CSMC Trust:
floater Series 2015-DEAL:
Class E, 4.77% 4/15/29 (b)(c)		724,000	726,718
Class F, 5.52% 4/15/29 (b)(c)		989,000	989,109
Series 2016-MFF Class F, 8.0183% 11/15/33 (b)(c)		968,000	970,447
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(c)		1,449,000	1,302,217
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class D, 5.6846% 11/10/46 (b)(c)		500,000	543,372
Class E, 5.6846% 11/10/46 (b)(c)		1,810,000	1,893,147
Class F, 5.6846% 11/10/46 (b)(c)		1,560,000	1,503,599
Class G, 4.652% 11/10/46 (b)		1,948,000	1,690,832
Class XB, 0.3004% 11/10/46 (b)(c)(l)		20,920,000	233,089
Series 2011-LC3A Class D, 5.3454% 8/10/44 (b)(c)		812,000	830,574
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4948% 9/10/49 (c)		600,000	572,436
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5765% 12/25/43 (c)(l)		1,640,000	148,154
Series K012 Class X3, 2.2519% 1/25/41 (c)(l)		1,770,276	142,367
Series K013 Class X3, 2.9089% 1/25/43 (c)(l)		820,000	80,734
Series K723 Class A1, 2.292% 4/25/23		8,843,524	8,807,918
Series KAIV Class X2, 3.6147% 6/25/46 (c)(l)		420,000	57,358
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1953% 9/25/45 (b)(c)		1,815,000	1,949,201
Series 2011-K10 Class B, 4.6307% 11/25/49 (b)(c)		500,000	534,860
Series 2011-K11 Class B, 4.423% 12/25/48 (b)(c)		750,000	792,169
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (b)(c)		18,910,000	19,334,403
Class CFX, 3.3822% 12/15/34 (b)(c)		14,152,000	14,412,521
Class DFX, 3.3822% 12/15/34 (b)(c)		11,994,000	12,118,709
Class EFX, 3.3822% 12/15/34 (b)(c)		1,750,000	1,729,196
Class FFX, 3.3822% 12/15/34 (b)(c)		1,915,000	1,865,229
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		1,857,439	1,856,708
Series 2007-C1 Class A1A, 5.483% 12/10/49		3,833,966	3,834,826
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		246,371	240,527
Series 1997-C2 Class G, 6.75% 4/15/29 (c)		101,264	102,291
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	754,608
GP Portfolio Trust Series 2014-GPP:
Class D, 3.4539% 2/15/27 (b)(c)		291,000	289,425
Class E, 4.5539% 2/15/27 (b)(c)		378,000	366,395
Grace Mortgage Trust Series 2014-GRCE Class F, 3.5901% 6/10/28 (b)(c)		357,000	354,651
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0631% 8/10/43 (b)(c)		1,255,000	1,266,787
Class E, 4% 8/10/43 (b)		1,240,000	1,165,214
Class F, 4% 8/10/43 (b)		894,000	753,549
Class X, 1.425% 8/10/43 (b)(c)(l)		4,921,112	194,798
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.7672% 7/15/31 (b)(c)		255,629	253,595
Series 2010-C2:
Class D, 5.1838% 12/10/43 (b)(c)		720,000	722,886
Class XA, 0.147% 12/10/43 (b)(c)(l)		3,246,654	17,021
Series 2011-GC3 Class D, 5.6325% 3/10/44 (b)(c)		294,000	298,967
Series 2011-GC5:
Class C, 5.3996% 8/10/44 (b)(c)		1,050,000	1,125,740
Class D, 5.3996% 8/10/44 (b)(c)		1,500,000	1,450,066
Class E, 5.3996% 8/10/44 (b)(c)		210,000	181,290
Class F, 4.5% 8/10/44 (b)		1,020,000	762,397
Series 2012-GC6:
Class D, 5.6524% 1/10/45 (b)(c)		1,156,000	1,129,901
Class E, 5% 1/10/45 (b)(c)		412,000	342,503
Series 2012-GC6I Class F, 5% 1/10/45 (c)		390,000	257,729
Series 2012-GCJ7:
Class C, 5.7242% 5/10/45 (c)		630,000	664,189
Class D, 5.7242% 5/10/45 (b)(c)		2,204,000	2,123,025
Class E, 5% 5/10/45 (b)		1,311,000	1,022,133
Class F, 5% 5/10/45 (b)		2,079,000	1,313,190
Series 2012-GCJ9:
Class D, 4.8518% 11/10/45 (b)(c)		1,972,000	1,850,510
Class E, 4.8518% 11/10/45 (b)(c)		1,290,000	1,002,524
Series 2013-GC10 Class D, 4.41% 2/10/46 (b)(c)		920,000	866,673
Series 2013-GC12:
Class D, 4.4756% 6/10/46 (b)(c)		219,000	192,311
Class XA, 1.6793% 6/10/46 (c)(l)		30,711,162	1,997,411
Series 2013-GC13 Class D, 4.2029% 7/10/46 (b)(c)		1,858,000	1,684,210
Series 2013-GC16:
Class C, 5.3201% 11/10/46 (c)		662,844	719,539
Class D, 5.3201% 11/10/46 (b)(c)		1,009,000	936,233
Class F, 3.5% 11/10/46 (b)		999,000	655,955
Series 2014-GC20 Class XA, 1.1537% 4/10/47 (c)(l)		261,913,133	14,435,709
Series 2015-GC34 Class XA, 1.3693% 10/10/48 (c)(l)		29,372,309	2,493,500
Series 2016-GS2 Class C, 4.53% 5/10/49 (c)		699,000	723,618
Series 2016-GS3 Class D, 2.728% 10/10/49 (b)		1,776,000	1,294,531
Series 2016-GS4 Class C, 3.8041% 11/10/49		728,000	704,320
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		1,113,000	1,074,106
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(c)		495,000	486,403
Class F, 4.0667% 2/10/29 (b)(c)		1,520,000	1,411,348
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 4.0172% 7/15/29 (b)(c)		617,000	603,791
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(c)		1,134,000	884,317
Series 2016-SFP Class F, 6.0801% 11/5/35 (b)		567,000	554,719
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class F, 4.2572% 11/15/29 (b)(c)		406,000	397,858
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 1.1914% 4/15/47 (c)(l)		23,883,377	840,888
Series 2014-C22 Class D, 4.5599% 9/15/47 (b)(c)		525,000	427,087
Series 2014-C26 Class D, 3.9259% 1/15/48 (b)(c)		707,000	576,777
Series 2015-C30 Class XA, 0.7025% 7/15/48 (c)(l)		84,163,208	2,947,875
Series 2015-C32 Class C, 4.6681% 11/15/48 (c)		1,907,000	1,820,183
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (b)		1,349,000	1,036,980
JPMDB Commercial Mortgage Securities Trust Series 2016-C4:
Class C, 3.0971% 12/15/49		946,000	867,324
Class D, 3.097% 12/15/49 (b)(c)		1,148,000	860,995
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (b)		440,000	460,359
Series 2003-C1 Class F, 5.4363% 1/12/37 (b)(c)		250,000	245,714
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (b)(c)		380,000	432,422
Class D, 7.4453% 12/5/27 (b)(c)		1,885,000	2,112,186
Series 2010-CNTR Class D, 6.1838% 8/5/32 (b)(c)		695,000	757,181
Series 2012-CBX:
Class C, 5.2147% 6/15/45 (c)		250,000	263,052
Class D, 5.2147% 6/16/45 (b)(c)		690,000	696,976
Class E, 5.2147% 6/15/45 (b)(c)		1,043,000	1,035,906
Class F, 4% 6/15/45 (b)		988,000	764,508
Class G 4% 6/15/45 (b)		1,079,000	644,001
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH:
Class A, 1.67% 4/15/27 (b)(c)		2,762,245	2,730,663
Class C, 2.42% 4/15/27 (b)(c)		4,460,000	4,410,164
Class D, 3.02% 4/15/27 (b)(c)		9,517,000	9,370,422
Series 2014-INN:
Class E, 4.37% 6/15/29 (b)(c)		713,000	713,894
Class F, 4.77% 6/15/29 (b)(c)		1,006,000	989,608
sequential payer:
Series 2007-CB19 Class A4, 5.7342% 2/12/49 (c)		4,281,132	4,285,972
Series 2007-LD11 Class A4, 5.7592% 6/15/49 (c)		16,002,199	16,034,298
Series 2007-LDPX Class A3, 5.42% 1/15/49		2,004,699	2,003,110
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		170,000	173,869
Series 2004-LN2 Class D, 5.3807% 7/15/41 (c)		420,000	38,737
Series 2005-LDP2:
Class C, 4.911% 7/15/42 (c)		277,904	277,748
Class F, 5.01% 7/15/42 (c)		189,000	182,483
Series 2011-C3:
Class E, 5.6194% 2/15/46 (b)(c)		700,000	701,377
Class H, 4.409% 2/15/46 (b)(c)		756,000	550,477
Class J, 4.409% 2/15/46 (b)(c)		106,000	61,117
Series 2011-C4:
Class E, 5.5344% 7/15/46 (b)(c)		1,130,000	1,153,945
Class F, 3.873% 7/15/46 (b)		105,000	85,253
Class H, 3.873% 7/15/46 (b)		674,250	458,149
Class NR, 3.873% 7/15/46 (b)		385,000	220,997
Class TAC1, 7.99% 7/15/46 (b)		735,275	740,020
Class TAC2, 7.99% 7/15/46 (b)		671,000	667,826
Series 2011-C5:
Class B. 5.4077% 8/15/46 (b)(c)		1,140,000	1,253,394
Class C, 5.4077% 8/15/46 (b)(c)		1,102,648	1,178,116
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		1,163,000	1,158,884
Class D, 4.2603% 4/15/46 (c)		1,800,000	1,643,946
Class F, 3.25% 4/15/46 (b)(c)		1,682,000	906,555
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(c)		816,000	783,400
Class E, 3.8046% 6/10/27 (b)(c)		1,169,000	1,086,155
Series 2015-UES Class F, 3.621% 9/5/32 (b)(c)		945,000	891,141
Series 2016-WP Class TA, 2.2172% 10/15/33 (b)(c)		15,063,000	15,204,060
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (b)(c)		1,218,000	1,186,195
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9202% 7/15/44 (c)		15,389,495	15,513,622
LB-UBS Commercial Mortgage Trust:
Series 2004-C2 Class G, 4.595% 3/15/36 (b)(c)		22,118	22,096
Series 2007-C6 Class A4, 5.858% 7/15/40 (c)		1,062,553	1,067,031
Series 2007-C7 Class A3, 5.866% 9/15/45		11,315,568	11,520,691
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (b)(c)		588,000	615,234
Class E, 4.6485% 2/10/36 (b)(c)		1,050,000	1,018,314
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.5672% 9/15/28 (b)(c)		11,854,081	11,913,729
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 4.8497% 1/20/41 (b)(c)		256,000	252,003
Class E, 4.8497% 1/20/41 (b)(c)		400,000	356,232
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (c)		128,734	128,442
Merrill Lynch Mortgage Trust:
Series 2006-C1 Class AJ, 5.6574% 5/12/39 (c)		521,152	520,894
Series 2007-C1 Class A4, 5.8266% 6/12/50 (c)		8,349,510	8,387,744
Series 2008-C1 Class A4, 5.69% 2/12/51		2,501,386	2,537,648
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (c)		7,099,362	7,095,029
Series 2007-7 Class A4, 5.7387% 6/12/50 (c)		3,309,431	3,316,792
Series 2007-8 Class A3, 5.8873% 8/12/49 (c)		1,356,314	1,365,793
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		750,000	706,604
Series 2012-C6 Class D, 4.6476% 11/15/45 (b)(c)		1,357,000	1,335,545
Series 2013-C12 Class D, 4.765% 10/15/46 (b)(c)		1,000,000	911,680
Series 2013-C13:
Class D, 4.8909% 11/15/46 (b)(c)		1,019,000	951,338
Class E, 4.8909% 11/15/46 (b)(c)		887,000	658,347
Series 2013-C7:
Class D, 4.2691% 2/15/46 (b)(c)		810,000	735,804
Class E, 4.2691% 2/15/46 (b)(c)		340,000	245,330
Series 2013-C8 Class D, 4.0616% 12/15/48 (b)(c)		400,000	352,895
Series 2013-C9:
Class C, 4.0663% 5/15/46 (c)		620,000	621,561
Class D, 4.1543% 5/15/46 (b)(c)		1,747,000	1,612,154
Series 2014-C17 Class XA, 1.2527% 8/15/47 (c)(l)		176,751,416	9,788,759
Series 2015-C25 Class XA, 1.1459% 10/15/48 (c)(l)		47,601,158	3,437,375
Series 2016-C30:
Class C, 4.1338% 9/15/49 (c)		417,000	399,995
Class D, 2.6% 9/15/49 (b)		389,000	279,896
Series 2016-C31:
Class C, 4.3216% 11/15/49 (c)		946,000	906,654
Class D, 3% 11/15/49 (b)(c)		703,000	483,335
Series 2016-C32:
Class C, 4.296% 12/15/49		651,000	631,771
Class D, 3.396% 12/15/49 (b)		924,000	659,169
Morgan Stanley Capital I Trust:
floater Series 2006-XLF:
Class C, 1.97% 7/15/19 (b)(c)		357,716	358,073
Class J, 1.134% 7/15/19 (b)(c)		335,939	334,183
sequential payer Series 2012-C4 Class E, 5.4366% 3/15/45 (b)(c)		1,483,000	1,308,093
Series 1997-RR Class F, 7.4984% 4/30/39 (b)(c)		29,436	29,289
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		160,749	158,922
Series 1999-WF1:
Class N, 5.91% 11/15/31 (b)		210,000	208,176
Class O, 5.91% 11/15/31 (b)		160,561	138,980
Series 2007-IQ14 Class A4, 5.692% 4/15/49		24,653,422	24,632,962
Series 2011-C1:
Class C, 5.4321% 9/15/47 (b)(c)		970,000	1,057,558
Class D, 5.4321% 9/15/47 (b)(c)		1,760,000	1,885,396
Class E, 5.4321% 9/15/47 (b)(c)		573,100	609,566
Series 2011-C2:
Class D, 5.4725% 6/15/44 (b)(c)		1,272,000	1,310,906
Class E, 5.4725% 6/15/44 (b)(c)		600,000	614,882
Class F, 5.4725% 6/15/44 (b)(c)		550,000	525,503
Class XB, 0.53% 6/15/44 (b)(c)(l)		9,001,008	184,102
Series 2011-C3:
Class C, 5.155% 7/15/49 (b)(c)		1,000,000	1,072,119
Class D, 5.155% 7/15/49 (b)(c)		1,130,000	1,154,009
Class E, 5.155% 7/15/49 (b)(c)		505,000	502,667
Class G, 5.155% 7/15/49 (b)(c)		957,000	787,223
Series 2012-C4:
Class D, 5.4366% 3/15/45 (b)(c)		330,000	337,714
Class F, 3.07% 3/15/45 (b)		623,000	423,998
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(c)		656,000	683,448
Class F, 4.295% 9/9/32 (b)(c)		651,000	588,755
Series 2014-CPT Class F, 3.4455% 7/13/29 (b)(c)		1,436,000	1,411,312
Series 2015-MS1:
Class C, 4.0297% 5/15/48 (c)		734,000	694,541
Class D, 4.0297% 5/15/48 (b)(c)		912,000	754,877
Series 2015-UBS8 Class D, 3.25% 12/15/48 (b)		798,000	607,368
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		678,000	521,045
Class D, 3.912% 11/15/49 (c)		946,000	938,576
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5679% 7/15/33 (b)(c)		112,242	117,622
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		2,089,000	2,100,620
Class F, 5% 2/5/30 (b)		1,015,000	999,858
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (b)(c)		23,829,000	23,787,669
Class B, 4.181% 11/15/34 (b)		8,410,000	8,410,555
Class C, 5.205% 11/15/34 (b)		5,900,000	5,919,936
Class D, 6.55% 11/15/34 (b)		2,209,000	2,154,148
Class E, 6.8087% 11/15/34 (b)		615,000	569,771
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(c)		278,000	266,847
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (b)		531,350	537,289
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		1,000,997	1,224,420
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (b)	CAD	107,000	80,541
Class G, 4.456% 9/12/38 (b)	CAD	54,000	40,623
Class H, 4.456% 9/12/38 (b)	CAD	36,000	27,053
Class J, 4.456% 9/12/38 (b)	CAD	36,000	26,770
Class K, 4.456% 9/12/38 (b)	CAD	18,000	13,165
Class L, 4.456% 9/12/38 (b)	CAD	26,000	18,528
Class M, 4.456% 9/12/38 (b)	CAD	104,391	71,128
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	94,818
Class G, 4.57% 4/12/23	CAD	42,000	31,590
Class H, 4.57% 4/12/23	CAD	42,000	31,574
Class J, 4.57% 4/12/23	CAD	42,000	31,559
Class K, 4.57% 4/12/23	CAD	21,000	15,771
Class L, 4.57% 4/12/23	CAD	63,000	47,255
Class M, 4.57% 4/12/23	CAD	155,242	113,727
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)		77,175	38,588
SCG Trust Series 2013-SRP1 Class D, 4.1109% 11/15/26 (b)(c)		1,698,000	1,584,048
Starwood Retail Property Trust Series 2014-STAR Class D, 4.0172% 11/15/27 (b)(c)		1,683,000	1,604,983
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4739% 8/15/39 (c)		25,526	25,802
Series 2007-C4 Class F, 5.4739% 8/15/39 (c)		820,000	750,848
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.546% 5/10/45 (b)(c)		1,197,000	1,193,122
Class E, 5% 5/10/45 (b)(c)		537,000	442,330
Class F, 5% 5/10/45 (b)(c)		682,700	453,443
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)		310,000	301,363
Series 2012-WRM Class E, 4.238% 6/10/30 (b)(c)		970,000	913,024
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (b)(c)		1,299,000	1,256,332
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	197,070
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C32 Class A3, 5.7165% 6/15/49 (c)		23,261,326	23,319,337
Series 2007-C33:
Class A4, 5.9654% 2/15/51 (c)		10,711,861	10,732,590
Class A5, 5.9654% 2/15/51 (c)		19,259,000	19,439,178
Series 2004-C11:
Class D, 5.6929% 1/15/41 (c)		279,353	280,226
Class E, 5.7429% 1/15/41 (c)		327,000	322,072
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5836% 11/15/43 (b)(c)(l)		20,614,217	414,638
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		569,000	589,115
Class D, 4.7756% 10/15/45 (b)(c)		1,621,000	1,537,726
Class E, 4.7756% 10/15/45 (b)(c)		284,000	227,290
Series 2013-LC12 Class C, 4.296% 7/15/46 (c)		760,000	761,641
Series 2015-C31 Class XA, 1.1108% 11/15/48 (c)(l)		38,410,402	2,662,087
Series 2015-NXS4 Class E, 3.6018% 12/15/48 (b)(c)		588,000	423,207
Series 2016-BNK1:
Class C, 3.071% 8/15/49		700,000	646,875
Class D, 3% 8/15/49 (b)		297,000	240,415
Series 2016-C34 Class XA, 2.1864% 6/15/49 (c)(l)		34,556,237	4,576,476
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		1,596,000	1,177,188
Series 2016-LC25 Class C, 4.4367% 12/15/59 (c)		903,000	889,571
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		1,218,000	838,164
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		325,000	235,034
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		360,000	387,179
Class D, 5.64% 3/15/44 (b)(c)		800,000	822,058
Class E, 5% 3/15/44 (b)		890,000	755,105
Class F, 5% 3/15/44 (b)		693,000	482,854
Series 2011-C4:
Class D, 5.2476% 6/15/44 (b)(c)		408,000	419,587
Class E, 5.2476% 6/15/44 (b)(c)		439,432	434,915
Series 2011-C5:
Class C, 5.6724% 11/15/44 (b)(c)		260,000	285,267
Class D, 5.6724% 11/15/44 (b)(c)		600,000	635,901
Class E, 5.6724% 11/15/44 (b)(c)		1,853,000	1,877,738
Class F, 5.25% 11/15/44 (b)(c)		933,000	788,143
Class G, 5.25% 11/15/44 (b)(c)		329,000	259,695
Class XA, 1.7675% 11/15/44 (b)(c)(l)		4,082,063	263,171
Series 2012-C10:
Class D, 4.4521% 12/15/45 (b)(c)		422,000	386,538
Class E, 4.4521% 12/15/45 (b)(c)		1,190,000	915,479
Class F, 4.4521% 12/15/45 (b)(c)		1,726,000	1,054,527
Series 2012-C6 Class D, 5.5892% 4/15/45 (b)(c)		540,000	542,000
Series 2012-C7:
Class C, 4.8347% 6/15/45 (c)		1,270,000	1,340,399
Class E, 4.8347% 6/15/45 (b)(c)		2,501,000	2,305,616
Class F, 4.5% 6/15/45 (b)		357,000	273,808
Class G, 4.5% 6/15/45 (b)		1,076,000	743,807
Series 2012-C8:
Class D, 4.8968% 8/15/45 (b)(c)		650,000	636,385
Class E, 4.8968% 8/15/45 (b)(c)		335,000	319,364
Series 2013-C11:
Class D, 4.2071% 3/15/45 (b)(c)		870,000	769,568
Class E, 4.2071% 3/15/45 (b)(c)		1,750,000	1,268,336
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(c)		600,000	547,460
Series 2013-C16 Class D, 4.9816% 9/15/46 (b)(c)		193,000	185,072
Series 2013-UBS1 Class D, 4.6268% 3/15/46 (b)(c)		756,000	710,442
Series 2014-C21 Class XA, 1.1549% 8/15/47 (c)(l)		106,611,403	6,342,387
Series 2014-C24 Class XA, 0.9677% 11/15/47 (c)(l)		34,896,407	1,796,708
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.488% 11/15/29 (b)(c)		1,054,900	1,055,667
Class G, 3.787% 11/15/29 (b)(c)		456,347	443,158
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/35 (b)(c)		1,260,000	962,399
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $700,529,830)			703,474,227

Municipal Securities - 1.6%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		$2,650,000	$3,782,213
7.3% 10/1/39		27,595,000	38,926,335
7.5% 4/1/34		9,105,000	13,037,723
7.55% 4/1/39		18,745,000	27,790,400
7.6% 11/1/40		29,220,000	43,916,783
7.625% 3/1/40		10,110,000	14,906,487
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,413,904
Series 2010 C1, 7.781% 1/1/35		13,950,000	15,220,706
Series 2012 B, 5.432% 1/1/42		3,285,000	2,814,949
Series 2014 B, 6.314% 1/1/44		19,560,000	18,012,804
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		6,431,333	6,513,719
4.95% 6/1/23		24,240,000	24,756,312
5.1% 6/1/33		63,045,000	58,470,455
Series 2010-1, 6.63% 2/1/35		11,945,000	12,321,865
Series 2010-3:
5.547% 4/1/19		330,000	342,210
6.725% 4/1/35		17,810,000	18,496,576
7.35% 7/1/35		8,165,000	8,841,470
Series 2010-5, 6.2% 7/1/21		8,160,000	8,561,554
Series 2011:
5.365% 3/1/17		395,000	395,000
5.665% 3/1/18		21,275,000	21,944,737
5.877% 3/1/19		77,850,000	82,173,789
Series 2013:
2.69% 12/1/17		3,365,000	3,363,116
3.14% 12/1/18		3,490,000	3,473,423
TOTAL MUNICIPAL SECURITIES
(Cost $426,418,075)			430,476,530

Foreign Government and Government Agency Obligations - 0.9%
Arab Republic 5.875% 6/11/25 (b)		$535,000	$525,370
Arab Republic of Egypt:
5.875% 6/11/25		1,725,000	1,693,950
6.125% 1/31/22 (b)		1,915,000	1,989,206
8.5% 1/31/47 (b)		1,325,000	1,437,585
Argentine Republic:
5.625% 1/26/22 (b)		2,030,000	2,050,300
6.25% 4/22/19 (b)		5,885,000	6,217,503
6.875% 4/22/21 (b)		12,290,000	13,113,430
Azerbaijan Republic 4.75% 3/18/24 (b)		535,000	543,592
Barbados Government:
7% 8/4/22 (b)		825,000	739,266
7.25% 12/15/21(b)		90,000	84,254
Belarus Republic 8.95% 1/26/18		8,135,000	8,375,747
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	9,829,913
5.625% 1/7/41		13,460,000	12,854,300
6% 4/7/26		530,000	573,725
7.125% 1/20/37		4,875,000	5,423,438
8.25% 1/20/34		6,570,000	8,048,250
Buenos Aires Province:
6.5% 2/15/23 (b)		1,575,000	1,575,000
9.375% 9/14/18 (b)		350,000	379,750
9.95% 6/9/21 (b)		2,590,000	2,942,758
10.875% 1/26/21 (Reg. S)		6,535,000	7,531,588
City of Buenos Aires 8.95% 2/19/21 (b)		1,660,000	1,855,050
Colombian Republic:
6.125% 1/18/41		5,000	5,644
7.375% 9/18/37		1,320,000	1,673,100
10.375% 1/28/33		2,100,000	3,118,500
Congo Republic 4% 6/30/29 (d)		1,374,355	907,075
Costa Rican Republic:
4.25% 1/26/23 (b)		270,000	259,362
5.625% 4/30/43 (b)		490,000	419,068
7% 4/4/44 (b)		1,450,000	1,426,365
Croatia Republic:
5.5% 4/4/23 (b)		660,000	708,807
6% 1/26/24 (b)		600,000	662,370
6.375% 3/24/21 (b)		960,000	1,055,750
6.625% 7/14/20 (b)		770,000	843,383
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		830,000	883,000
6.25% 7/27/21 (b)		360,000	382,474
Dominican Republic:
2.125% 8/30/24 (c)		4,600,000	4,299,850
5.95% 1/25/27 (b)		1,230,000	1,266,900
6.85% 1/27/45 (b)		745,000	769,213
6.875% 1/29/26 (b)		1,220,000	1,339,523
7.45% 4/30/44 (b)		1,915,000	2,092,138
7.5% 5/6/21 (b)		1,880,000	2,079,750
Ecuador Republic 9.65% 12/13/26 (b)		575,000	620,540
El Salvador Republic:
7.625% 2/1/41 (b)		250,000	225,625
7.65% 6/15/35 (Reg. S)		50,000	46,125
8.625% 2/28/29 (b)		635,000	639,763
German Federal Republic:
0% 8/15/26(Reg. S)	EUR	300,000	313,789
2.5% 8/15/46	EUR	190,000	278,332
4% 1/4/37	EUR	1,300,000	2,208,549
Indonesian Republic:
2.625% 6/14/23	EUR	7,700,000	8,412,429
4.75% 1/8/26 (b)		745,000	795,077
6.625% 2/17/37 (b)		650,000	799,889
7.75% 1/17/38 (b)		2,645,000	3,649,841
8.5% 10/12/35 (Reg. S)		2,385,000	3,457,422
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		2,530,000	2,717,465
8.25% 4/15/24 (b)		625,000	697,079
Ivory Coast 5.75% 12/31/32		1,205,400	1,133,148
Jordanian Kingdom 5.75% 1/31/27 (b)		510,000	494,012
Lebanese Republic:
4% 12/31/17		2,354,500	2,345,788
5% 10/12/17		2,045,000	2,060,951
5.45% 11/28/19		575,000	577,898
6% 5/20/19		1,365,000	1,394,361
9% 3/20/17		2,175,000	2,179,046
Panamanian Republic 9.375% 4/1/29		365,000	534,178
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		765,000	792,731
Peruvian Republic 4% 3/7/27 (d)		1,360,000	1,360,000
Provincia de Cordoba:
7.125% 6/10/21 (b)		3,480,000	3,584,400
7.45% 9/1/24 (b)		1,225,000	1,233,820
12.375% 8/17/17 (b)		1,269,000	1,317,818
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,968,750	2,018,559
Republic of Armenia:
6% 9/30/20 (b)		2,531,000	2,633,607
7.15% 3/26/25 (b)		995,000	1,039,695
Republic of Iraq 5.8% 1/15/28 (Reg. S)		5,375,000	4,753,811
Republic of Kenya 6.875% 6/24/24 (b)		885,000	870,628
Republic of Nigeria:
5.125% 7/12/18 (b)		590,000	598,874
6.75% 1/28/21 (b)		240,000	254,112
Republic of Rwanda 6.625% 5/2/23 (b)		930,000	940,184
Republic of Serbia:
4.875% 2/25/20 (b)		300,000	309,863
6.75% 11/1/24 (b)		1,223,514	1,235,749
7.25% 9/28/21 (b)		1,450,000	1,645,425
Russian Federation:
4.875% 9/16/23 (b)		535,000	575,360
5.625% 4/4/42 (b)		1,000,000	1,090,604
5.875% 9/16/43 (b)		1,700,000	1,922,904
12.75% 6/24/28 (Reg. S)		6,050,000	10,602,625
Turkish Republic:
3.25% 3/23/23		245,000	222,852
5.125% 3/25/22		1,590,000	1,609,028
5.625% 3/30/21		1,600,000	1,661,856
6% 3/25/27		975,000	998,230
6.25% 9/26/22		3,130,000	3,323,684
6.75% 5/30/40		550,000	577,858
6.875% 3/17/36		1,795,000	1,910,849
7% 6/5/20		4,840,000	5,259,531
7.25% 3/5/38		1,150,000	1,273,855
7.375% 2/5/25		1,750,000	1,962,625
7.5% 11/7/19		1,365,000	1,492,723
8% 2/14/34		760,000	898,723
11.875% 1/15/30		1,455,000	2,224,608
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		895,000	902,914
Ukraine Government:
0% 5/31/40 (b)(c)		776,000	236,370
7.75% 9/1/19 (b)		230,000	231,150
7.75% 9/1/20 (b)		1,123,000	1,114,578
7.75% 9/1/21 (b)		969,000	950,201
7.75% 9/1/22 (b)		569,000	551,230
7.75% 9/1/23 (b)		444,000	425,130
7.75% 9/1/24 (b)		321,000	303,371
7.75% 9/1/25 (b)		321,000	300,070
7.75% 9/1/26 (b)		421,000	390,393
7.75% 9/1/27 (b)		421,000	389,509
United Kingdom, Great Britain and Northern Ireland:
1.5% 7/22/26(Reg. S)	GBP	200,000	257,680
2% 9/7/25(Reg. S)	GBP	1,285,000	1,734,664
4.25% 3/7/36	GBP	745,000	1,311,216
4.5% 9/7/34	GBP	2,135,000	3,814,260
United Republic of Tanzania 7.2501% 3/9/20 (c)		159,444	168,132
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,015,000	1,303,463
Venezuelan Republic:
9.25% 9/15/27		4,270,000	2,243,031
11.95% 8/5/31 (Reg. S)		2,145,000	1,262,333
12.75% 8/23/22		1,130,000	774,050
Vietnamese Socialist Republic:
2.0625% 3/13/28 (c)		195,000	170,124
4% 3/12/28 (d)		5,793,667	5,752,937
4.8% 11/19/24 (b)		1,000,000	1,019,397
6.75% 1/29/20 (b)		750,000	820,657
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $225,853,209)			236,181,605
		Shares	Value

Common Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A		21,200	731,824
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (Escrow) (p)		1,382,471	1,382,471
Oil, Gas & Consumable Fuels - 0.0%
Pacific Exploration and Production Corp.		37,496	1,524,457
Pacific Exploration and Production Corp. Class D		30,100	1,223,761
Southwestern Energy Co. (q)		33,918	254,724
Warrior Met Coal LLC Class A (r)		2,289	619,175
			3,622,117

TOTAL ENERGY			5,004,588

MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		31,400	2,864,936
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. (q)		19,400	307,490
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E, (q)		1	34,600

TOTAL TELECOMMUNICATION SERVICES			342,090

UTILITIES - 0.0%
Gas Utilities - 0.0%
Southcross Holdings Borrower LP		395	195,094
TOTAL COMMON STOCKS
(Cost $15,987,468)			9,138,532

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%		243,900	4,690,197
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00%		9,000	315,540
FelCor Lodging Trust, Inc. Series A, 1.95%		17,900	441,235
			756,775

TOTAL CONVERTIBLE PREFERRED STOCKS			5,446,972

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc. Series C, 7.625%		27,600	686,412
CYS Investments, Inc. Series B, 7.50%		17,000	405,450
MFA Financial, Inc. Series B, 7.50%		22,500	572,625
			1,664,487
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Alexandria Real Estate Equities, Inc. Series E, 6.45%		15,000	379,050
American Homes 4 Rent Series D, 6.50%		24,500	630,630
Boston Properties, Inc. 5.25%		17,500	431,375
CBL & Associates Properties, Inc. Series D, 7.375%		7,720	192,537
Cedar Shopping Centers, Inc. Series B, 7.25%		10,000	244,500
Corporate Office Properties Trust Series L, 7.375%		12,221	312,247
DDR Corp. Series K, 6.25%		17,823	447,714
Equity Lifestyle Properties, Inc. Series C, 6.75%		39,667	1,011,905
LaSalle Hotel Properties Series H, 7.50%		10,000	254,300
Public Storage Series S, 5.90%		20,000	505,200
Realty Income Corp. Series F, 6.625%		12,000	304,800
Retail Properties America, Inc. Series A, 7.00%		24,109	609,958
Sabra Health Care REIT, Inc. Series A, 7.125%		18,495	479,021
Sun Communities, Inc. Series A, 7.125%		34,701	890,081
Taubman Centers, Inc. Series J, 6.50%		11,338	288,552
			6,981,870

TOTAL NONCONVERTIBLE PREFERRED STOCKS			8,646,357

TOTAL PREFERRED STOCKS
(Cost $13,500,137)			14,093,329
		Principal Amount(a)	Value

Bank Loan Obligations - 5.5%
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.0%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (c)		1,467,889	1,451,875
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (c)		4,564,985	4,188,374
Tranche 2LN, term loan 10% 11/27/21 (c)		1,594,000	880,685
Tower Automotive Holdings U.S.A. LLC term loan 4.0625% 4/23/20 (c)		900,096	900,096
			7,421,030
Automobiles - 0.0%
Caliber Holdings Corp.:
Tranche 1LN, term loan 4% 2/1/24 (c)		1,481,818	1,496,636
Tranche 2LN, term loan:
2/1/25 (s)		440,000	447,700
2/1/24(c)(t)		148,182	149,664
Chrysler Group LLC term loan 3.28% 12/31/18 (c)		750,577	751,200
			2,845,200
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B, term loan 3.5228% 11/7/23 (c)		1,508,162	1,523,515
Coinmach Service Corp. Tranche B, term loan 4.2852% 11/14/19 (c)		7,307,874	7,277,839
Creative Artists Agency LLC Tranche B, term loan 2/15/24 (s)		2,000,000	2,018,760
CSM Bakery Supplies Tranche B 1LN, term loan 4.75% 7/3/20 (c)		1,065,000	994,891
Kuehg Corp. Tranche B 1LN, term loan 5.25% 8/13/22 (c)		4,465,056	4,483,676
Laureate Education, Inc. Tranche B, term loan 8.5093% 3/17/21 (c)		19,003,240	19,172,939
Nord Anglia Education Tranche B, term loan 4.554% 3/31/21 (c)		6,825,388	6,880,879
The ServiceMaster Co. Tranche B, term loan 3.2761% 11/8/23 (c)		3,000,000	3,030,000
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (c)		4,802,142	4,820,150
Tranche B 2LN, term loan 8% 5/14/23 (c)		360,000	356,400
Weight Watchers International, Inc. Tranche B 2LN, term loan 4.1933% 4/2/20 (c)		5,726,019	5,022,177
Zodiac Pool Solutions LLC:
Tranche 2LN, term loan 10% 12/20/24 (c)		500,000	495,415
Tranche B 1LN, term loan 5.5% 12/20/23 (c)		2,000,000	2,013,760
			58,090,401
Hotels, Restaurants & Leisure - 0.5%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (c)		4,735,680	4,625,197
Affinity Gaming LLC Tranche B, term loan 4.5% 7/1/23 (c)		1,990,000	1,999,592
American Casino & Entertainment Properties LLC Tranche B, term loan 4.25% 7/7/22 (c)		1,146,992	1,155,112
Aristocrat International Pty Ltd. Tranche B 1LN, term loan 3.7801% 10/20/21 (c)		4,343,077	4,354,239
Boyd Gaming Corp. Tranche B 2LN, term loan 3.7144% 9/15/23 (c)		2,228,800	2,252,292
Burger King Worldwide, Inc. Tranche B, term loan 3.25% 2/17/24 (c)		4,200,000	4,197,396
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		12,627,733	12,732,922
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		16,541,311	16,630,965
CCM Merger, Inc. Tranche B, term loan 4.0306% 8/8/21 (c)		3,091,460	3,114,646
CEC Entertainment, Inc. Tranche B, term loan 4% 2/14/21 (c)		1,700,628	1,693,196
CityCenter Holdings LLC Tranche B, term loan 3.5306% 10/16/20 (c)		1,034,691	1,047,366
Delta 2 SARL Tranche B, term loan 2/1/24 (s)		850,000	851,887
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (c)		1,970,000	1,992,163
Equinox Holdings, Inc. Tranche B 1LN, term loan 6.5% 2/1/20 (c)		3,047,711	3,046,431
ESH Hospitality, Inc. Tranche B, term loan 3.7783% 8/30/23 (c)		2,723,175	2,741,556
Fitness International LLC Tranche B, term loan 6% 7/1/20 (c)		2,493,750	2,516,618
Four Seasons Holdings, Inc. Tranche B, term loan 3.9982% 11/30/23 (c)		7,400,000	7,500,418
Gateway Casinos & Entertainment Ltd. term loan 4.8001% 2/22/23 (c)		3,460,000	3,479,480
Golden Nugget, Inc. Tranche B, term loan:
4.5% 11/21/19 (c)		2,090,429	2,113,946
4.5394% 11/21/19 (c)		4,878,567	4,933,451
Graton Economic Development Authority Tranche B, term loan 4.7792% 9/1/22 (c)		4,298,505	4,341,490
Hilton Worldwide Finance LLC:
Tranche B 2LN, term loan 3.2783% 10/25/23 (c)		2,821,018	2,832,781
Tranche B, term loan 3.5% 10/25/20 (c)		1,572,081	1,582,300
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.7718% 4/14/21 (c)		3,557,316	3,578,447
Landry's Acquisition Co. Tranche B 1LN, term loan 4.0294% 10/4/23 (c)		6,000,000	6,061,260
LTF Merger Sub, Inc. Tranche B, term loan 4% 6/10/22 (c)		3,570,166	3,586,910
MGM Mirage, Inc. Tranche A, term loan 3.0306% 4/25/21 (c)		1,840,000	1,836,559
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 10/14/23 (c)		1,995,000	2,009,244
Penn National Gaming, Inc. Tranche B, term loan 3.2806% 1/19/24 (c)		755,000	760,821
Playa Resorts Holding BV Tranche B, term loan 4.0399% 8/9/19 (c)		1,590,798	1,591,291
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (c)		2,062,258	2,088,036
Scientific Games Corp. Tranche B 3LN, term loan 4.8456% 10/1/21 (c)		13,243,689	13,447,906
SMG Tranche B 1LN, term loan 4.7237% 2/27/20 (c)		1,541,970	1,541,970
Station Casinos LLC Tranche B, term loan 3.28% 6/8/23 (c)		5,188,900	5,211,939
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)		1,852,142	1,845,975
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (c)		1,489,215	1,491,077
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (c)		596,615	593,632
			137,380,511
Household Durables - 0.0%
Wilsonart LLC Tranche B, term loan 4.5% 12/19/23 (c)		3,000,000	3,017,490
Internet & Direct Marketing Retail - 0.1%
Bass Pro Group LLC:
term loan 5.7204% 6/9/18 (c)		2,000,000	2,000,000
Tranche B, term loan 4.0228% 6/5/20 (c)		1,411,967	1,351,959
Bass Pro Shops LLC. Tranche B, term loan 5.9704% 12/16/23 (c)		10,140,000	9,727,403
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3.7783% 8/19/23 (c)		2,985,000	2,986,701
			16,066,063
Leisure Products - 0.0%
SRAM LLC. Tranche B, term loan 4.0396% 4/10/20 (c)		1,914,886	1,910,099
Media - 0.5%
Acosta, Inc. Tranche B, term loan 4.289% 9/26/21 (c)		12,094,150	11,795,546
Altice U.S. Finance SA term loan 3.7806% 1/15/25 (c)		2,000,000	2,020,840
AMC Entertainment Holdings, Inc. Tranche B, term loan 3.5283% 12/15/23 (c)		1,000,000	1,010,500
AMC Entertainment, Inc. Tranche B, term loan 3.5206% 12/15/22 (c)		1,975,000	1,995,817
CBS Radio, Inc. term loan 4.5% 10/17/23 (c)		3,622,642	3,654,340
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (c)		1,829,828	1,843,936
Tranche B 2LN, term loan 9.25% 7/8/23 (c)		465,000	459,188
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (c)		6,183,925	5,837,069
Charter Communication Operating LLC:
term loan:
2.79% 7/1/20 (c)		1,470,523	1,477,052
2.79% 1/3/21 (c)		4,392,473	4,410,614
Tranche H, term loan 2.79% 1/15/22 (c)		992,500	996,222
Tranche I, term loan 3.0306% 1/15/24 (c)		6,287,488	6,325,653
Clear Channel Communications, Inc. Tranche D, term loan 7.5306% 1/30/19 (c)		10,365,000	8,994,229
CSC Holdings LLC Tranche B, term loan 3.7722% 10/11/24 (c)		1,701,525	1,717,826
Entercom Radio, LLC Tranche B, term loan 4.5115% 11/1/23 (c)		1,431,250	1,436,617
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (c)		5,141,899	4,571,457
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (c)		4,208,269	3,905,821
ION Media Networks, Inc. Tranche B, term loan 4.5% 12/18/20 (c)		1,938,474	1,965,128
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (c)		2,390,566	2,378,613
Tranche 2LN, term loan 7.5% 7/25/22 (c)		2,650,000	2,583,750
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5232% 1/7/22 (c)		3,620,000	3,610,950
Lions Gate Entertainment Corp. term loan 3.7728% 12/8/23 (c)		3,200,000	3,224,000
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (c)		6,850,575	6,726,443
Montreign Operating Co. LLC Tranche B 1LN, term loan 9.3073% 1/19/23 (c)		2,990,000	3,042,325
Nielsen Finance LLC Tranche B 3LN, term loan 3.2728% 10/4/23 (c)		3,740,625	3,782,183
Numericable LLC Tranche B, term loan 5.289% 1/15/24 (c)		3,321,013	3,349,474
Proquest LLC Tranche B, term loan 5.25% 10/24/21 (c)		3,938,063	3,973,742
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.5% 8/14/20 (c)		13,222,811	13,209,985
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (c)		4,028,705	4,043,088
Virgin Media Bristol LLC Tranche 1LN, term loan 3.52% 1/31/25 (c)		5,000,000	5,019,450
WideOpenWest Finance LLC Tranche B, term loan 4.5539% 8/19/23 (c)		9,515,225	9,577,645
Ziggo Secured Finance Partnership Tranche E, term loan 3.267% 4/15/25 (c)		4,610,000	4,623,185
			133,562,688
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 5.304% 6/23/23 (c)		15,834,538	15,633,281
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (c)		7,516,083	7,436,262
			23,069,543
Specialty Retail - 0.2%
ABB Optical Group LLC Tranche B, term loan 6.0019% 6/15/23 (c)		1,341,638	1,351,700
Academy Ltd. Tranche B, term loan 5.0194% 7/2/22 (c)		5,177,926	4,084,089
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (c)		1,863,830	1,655,902
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (c)		3,962,509	2,260,849
Outerwall, Inc.:
Tranche 2LN, term loan 9.75% 9/27/24 (c)		1,000,000	1,004,170
Tranche B 1LN, term loan 5.25% 9/27/23 (c)		2,992,500	3,017,757
Party City Holdings, Inc. term loan 3.855% 8/19/22 (c)		4,710,122	4,672,818
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 4.2873% 1/26/23 (c)		4,962,406	4,776,316
PetSmart, Inc. term loan 4% 3/11/22 (c)		14,227,611	14,005,234
Sports Authority, Inc. Tranche B, term loan 0% 11/16/17 (c)(e)		2,176,054	391,690
			37,220,525
Textiles, Apparel & Luxury Goods - 0.0%
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (c)		4,577,708	4,644,085

TOTAL CONSUMER DISCRETIONARY			425,227,635

CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Blue Ribbon LLC Tranche B 1LN, term loan 5% 11/13/21 (c)		3,745,425	3,703,289
Constellation Brands Tranche B, term loan 4.75% 12/16/23 (c)		2,000,000	2,021,660
			5,724,949
Food & Staples Retailing - 0.2%
Albertson's LLC:
term loan 4.3023% 6/22/23 (c)		5,908,571	5,992,060
Tranche B 4LN, term loan 3.7806% 8/25/21 (c)		16,866,158	17,066,528
Tranche B 5LN, term loan 4.2471% 12/21/22 (c)		6,635,993	6,726,508
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 2/3/25 (c)		2,865,000	2,860,817
Tranche B 1LN, term loan 4.75% 2/3/24 (c)		6,915,000	6,858,850
Candy Intermediate Holdings, Inc. Tranche B 1LN, term loan 5.5% 6/15/23 (c)		2,985,000	3,004,910
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (c)		1,072,224	1,058,821
Focus Brands, Inc. term loan 5% 10/5/23 (c)		2,107,154	2,134,147
GOBP Holdings, Inc. Tranche B 1LN, term loan 5% 10/21/21 (c)		3,873,386	3,883,070
Pizza Hut Holdings LLC Tranche B, term loan 3.5306% 6/16/23 (c)		2,985,000	3,022,939
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (c)		2,913,000	2,862,023
Tranche B 1LN, term loan 4.9375% 6/30/21 (c)		3,349,469	3,357,842
Smart & Final, Inc. Tranche B, term loan 4.4157% 11/15/22 (c)		4,033,000	4,005,293
SUPERVALU, Inc. Tranche B, term loan 5.5% 3/21/19 (c)		402,173	405,189
U.S. Foods, Inc. Tranche B, term loan 3.5306% 6/27/23 (c)		3,482,500	3,525,161
			66,764,158
Food Products - 0.1%
AdvancePierre Foods, Inc. Tranche B 1LN, term loan 4% 6/2/23 (c)		939,622	952,100
Chobani LLC Tranche B, term loan 5.25% 10/7/23 (c)		3,500,000	3,541,580
Hostess Brands LLC Tranche B 1LN, term loan 4% 8/3/22 (c)		1,059,300	1,071,747
JBS USA Lux SA Tranche B, term loan 3.2794% 10/30/22 (c)		6,245,000	6,278,848
Pinnacle Foods Finance LLC Tranche B, term loan 2.78% 2/3/24 (c)		1,555,000	1,562,122
			13,406,397
Personal Products - 0.0%
Prestige Brands, Inc. term loan 3.5306% 1/26/24 (c)		2,285,000	2,312,603

TOTAL CONSUMER STAPLES			88,208,107

ENERGY - 0.3%
Energy Equipment & Services - 0.1%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20(c)		4,007,304	3,828,979
Expro Finservices SARL Tranche B, term loan 5.75% 9/2/21 (c)		6,096,332	4,930,409
FTS International, Inc. Tranche B, term loan 5.75% 4/16/21 (c)		1,850,000	1,769,636
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (c)		1,347,483	608,779
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		3,087,117	2,312,436
			13,450,239
Oil, Gas & Consumable Fuels - 0.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		2,138,661	2,138,661
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (c)		3,480,000	3,920,812
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5534% 8/23/21 (c)		5,220,000	5,637,600
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.7528% 5/16/21 (c)		2,832,000	2,784,791
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)		2,582,215	2,623,143
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (c)		525,253	528,142
Crestwood Holdings Partners LLC Tranche B, term loan 9.0418% 6/19/19 (c)		5,591,952	5,568,633
Foresight Energy LLC Tranche B, term loan 6.5% 8/23/20 (c)		1,067,903	1,063,899
Gavilan Resources LLC Tranche 2LN, term loan 3/1/24 (s)		2,500,000	2,500,000
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (c)		7,245,181	7,190,842
International Seaways, Inc. Tranche B, term loan 5.7899% 8/5/19 (c)		2,270,000	2,252,975
Limetree Bay Terminals LLC term loan 2/10/24 (s)		3,290,000	3,310,563
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)		6,539,630	6,400,663
Overseas Shipholding Group, Inc. Tranche B, term loan 5.29% 8/5/19 (c)		416,565	411,358
Panda Temple Power, LLC term loan 7.25% 4/3/19 (c)		1,009,800	906,296
Peabody Energy Corp.:
term loan 2/7/22 (s)		4,000,000	4,028,320
Tranche B, term loan 0% 9/24/20 (e)		2,582,518	2,611,985
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (c)		1,691,307	1,431,268
Targa Resources Corp. term loan 5.75% 2/27/22 (c)		1,470,512	1,481,540
Western Refining, Inc. Tranche B, term loan 5.25% 11/12/20 (c)		824,990	828,084
			57,619,575

TOTAL ENERGY			71,069,814

FINANCIALS - 0.3%
Capital Markets - 0.0%
AssuredPartners, Inc. Tranche B 1LN, term loan 5.25% 10/22/22 (c)		3,561,197	3,598,305
Broadstreet Partners, Inc. Tranche B, term loan 5.25% 11/8/23 (c)		1,500,000	1,516,875
HarbourVest Partners LLC Tranche B, term loan 3.2706% 2/4/21 (c)		816,085	815,832
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (c)		2,505,000	2,354,700
Tranche B 1LN, term loan 4.9847% 9/11/21 (c)		1,959,105	1,925,643
			10,211,355
Diversified Financial Services - 0.1%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B 2LN, term loan 1/20/22 (s)		9,000,000	9,155,700
Delos Finance SARL term loan 3% 10/6/23 (c)		4,118,000	4,153,168
Extell Boston 5.154% 8/31/21 (c)		1,257,490	1,259,125
Flying Fortress Holdings, Inc. Tranche B, term loan 3.2482% 10/30/22 (c)		2,000,000	2,015,940
Fort Dearborn Holding Co., Inc. Tranche B, term loan 5% 10/19/23 (c)		835,000	843,350
NMSC Holdings, Inc. Tranche B 1LN, term loan 6% 4/19/23 (c)		1,395,317	1,409,270
Onvoy LLC Tranche B 1LN, term loan 5.5% 2/10/24 (c)		2,750,000	2,743,125
TransUnion LLC Tranche B 2LN, term loan 3.2806% 4/9/23 (c)		4,919,171	4,969,888
UFC Holdings LLC Tranche B 1LN, term loan 4.25% 8/18/23 (c)		2,988,750	3,009,044
VF Holdings Corp. term loan 4.25% 6/30/23 (c)		1,496,250	1,508,415
			31,067,025
Insurance - 0.1%
Acrisure LLC:
Tranche B 1LN, term loan 5.75% 11/22/23 (c)		3,380,952	3,413,714
Tranche B, term loan 5.75% 11/22/23 (c)(t)		619,048	625,046
Alliant Holdings Intermediate LLC Tranche B, term loan 4.25% 8/14/22 (c)		3,954,924	3,988,897
AmWINS Group, Inc.:
Tranche 2LN, term loan 7.75% 1/25/25 (c)		275,000	279,469
Tranche B 1LN, term loan 3.75% 1/25/24 (c)		1,500,000	1,507,500
Asurion LLC:
term loan 4.25% 8/4/22 (c)		4,390,516	4,442,676
Tranche B 2LN, term loan:
4.0306% 7/8/20 (c)		1,560,621	1,577,210
8.5% 3/3/21 (c)		2,770,000	2,808,088
Tranche B 5LN, term loan 4.75% 11/3/23 (c)		2,698,238	2,732,937
HUB International Ltd. Tranche B 1LN, term loan 4.0345% 10/2/20 (c)		4,825,356	4,861,787
Lonestar Intermediate Super Holdings LLC term loan 10% 8/31/21 pay-in-kind (c)		2,320,000	2,418,600
			28,655,924
Real Estate Management & Development - 0.1%
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.289% 11/4/22 (c)		160,170	160,170
Tranche B 1LN, term loan 4.297% 11/4/21 (c)		5,717,094	5,748,253
MGM Growth Properties Operating Partner LP Tranche B, term loan 3.2806% 4/25/23 (c)		4,834,741	4,872,501
			10,780,924
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 6% 12/5/20 (c)		840,000	846,829

TOTAL FINANCIALS			81,562,057

HEALTH CARE - 0.5%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. Tranche B, term loan 4.75% 8/17/21 (c)		2,570,077	2,563,651
Health Care Equipment & Supplies - 0.1%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (c)		1,857,639	1,860,834
American Renal Holdings, Inc. Tranche B 1LN, term loan 4.75% 8/20/19 (c)		1,986,732	1,983,414
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.75% 6/30/21 (c)		7,328,631	7,257,910
			11,102,158
Health Care Providers & Services - 0.3%
Community Health Systems, Inc.:
Tranche F, term loan 4.0283% 12/31/18 (c)		849,088	846,583
Tranche G, term loan 3.75% 12/31/19 (c)		1,891,078	1,873,945
Tranche H, term loan 4.0477% 1/27/21 (c)		12,707,660	12,483,878
Envision Healthcare Corp. Tranche B, term loan 4% 12/1/23 (c)		10,530,000	10,657,202
HCA Holdings, Inc.:
Tranche B 6LN, term loan 4.0306% 3/18/23 (c)		7,940,000	7,999,550
Tranche B 8LN, term loan 3.0306% 2/15/24 (c)		2,992,500	3,019,433
HCR Healthcare LLC Tranche B, term loan 4.5% 4/6/18 (c)		2,476,029	2,342,942
InVentiv Health, Inc. Tranche B, term loan 4.804% 11/9/23 (c)		10,330,000	10,392,910
Kindred Healthcare, Inc. Tranche B, term loan 4.3125% 4/9/21 (c)		3,520,530	3,496,344
Milk Specialties Co. Tranche B, term loan 8/16/23 (s)		1,690,763	1,702,733
MPH Acquisition Holdings LLC Tranche B, term loan 5% 6/7/23 (c)		2,301,873	2,336,816
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (c)		1,174,981	1,181,220
Precyse Acquisition Corp. Tranche B, term loan 6.5% 10/20/22 (c)		1,492,500	1,511,156
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 4.75% 11/3/20 (c)		1,219,351	1,226,215
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (c)		3,000,000	2,730,000
Tranche B 1LN, term loan 5.25% 12/31/22 (c)		7,448,984	6,853,065
Vizient, Inc. term loan 5% 2/11/23 (c)		3,519,412	3,565,622
			74,219,614
Health Care Technology - 0.0%
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 8.25% 10/21/24 (c)		1,000,000	1,015,000
Tranche B 1LN, term loan 4.25% 10/21/23 (c)		3,000,000	3,003,750
Project Ruby Ultimate Parent Corp. Tranche B, term loan 4.75% 2/9/24 (c)		1,000,000	1,002,500
			5,021,250
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (c)		6,992,563	7,022,281
Pharmaceuticals - 0.1%
Avantor Performance Materials Holdings, Inc. Tranche B 1LN, term loan 6% 6/21/22 (c)		2,970,123	3,007,250
HLF Financing U.S. LLC Tranche B, term loan 6.2722% 2/15/23 (c)		1,500,000	1,501,245
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 4.53% 10/20/18 (c)		986,156	986,314
Tranche A4 1LN, term loan 4.53% 4/1/20 (c)		2,235,298	2,234,605
Tranche B, term loan 5.53% 4/1/22 (c)		8,997,072	9,053,304
Tranche BD 2LN, term loan 5.03% 2/13/19 (c)		2,988,551	3,001,641
Tranche E, term loan 5.2722% 8/5/20 (c)		4,706,686	4,733,467
			24,517,826

TOTAL HEALTH CARE			124,446,780

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc. Tranche B, term loan 3.5306% 1/15/24 (c)		2,725,000	2,735,219
Gemini HDPE LLC Tranche B, term loan 4.039% 8/7/21 (c)		1,987,275	2,012,116
TransDigm, Inc.:
Tranche C, term loan 3.9582% 2/28/20 (c)		3,111,768	3,123,623
Tranche D, term loan 3.9835% 6/4/21 (c)		4,981,258	4,999,041
Tranche E, term loan 3.8524% 5/14/22 (c)		988,044	991,996
Tranche F, term loan 3.7806% 6/9/23 (c)		13,225,345	13,289,091
			27,151,086
Airlines - 0.1%
American Airlines, Inc.:
Tranche B, term loan 3.27% 12/14/23 (c)		4,445,000	4,467,225
Tranche B, term loan 3.2706% 10/10/21 (c)		6,241,462	6,270,048
			10,737,273
Building Products - 0.0%
GYP Holdings III Corp. Tranche B, term loan 4.539% 4/1/21 (c)		3,824,489	3,846,021
HD Supply, Inc. Tranche B, term loan 3.7482% 10/17/23 (c)		997,500	1,004,981
HNC Holdings, Inc. Tranche B, term loan 5.5% 10/5/23 (c)		705,000	712,494
Jeld-Wen, Inc. Tranche B 2LN, term loan 4.75% 7/1/22 (c)		2,232,894	2,246,849
			7,810,345
Commercial Services & Supplies - 0.3%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.7709% 11/26/20 (c)		8,963,245	8,965,128
Garda World Security Corp.:
term loan:
4% 11/8/20 (c)		8,047,625	8,077,803
4% 11/8/20 (c)		1,516,200	1,521,886
Tranche DD, term loan 4% 11/8/20 (c)		1,653,139	1,659,338
GCA Services Group, Inc. Tranche B 1LN, term loan 6.0565% 3/1/23 (c)		2,215,049	2,236,269
Harland Clarke Holdings Corp.:
Tranche B 5LN, term loan 7% 12/31/21 (c)		3,214,955	3,244,436
Tranche B 6LN, term loan 6.5% 2/9/22 (c)		880,000	885,500
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.5% 3/9/23 (c)		1,999,888	2,023,646
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)		14,483,588	14,411,170
Merrill Communications LLC Tranche B, term loan 6.289% 6/1/22 (c)		1,835,220	1,832,155
Metal Services LLC Tranche B, term loan 8.5% 6/30/19 (c)		1,094,550	1,098,654
Optiv Security, Inc.:
Tranche 2LN, term loan 8.25% 2/1/25 (c)		470,000	475,678
Tranche B 1LN, term loan 4.25% 2/1/24 (c)		2,375,000	2,389,108
Prime Security Services Borrower LLC Tranche B 1LN, term loan 4.25% 5/2/22 (c)		11,309,175	11,412,880
Rep Wwex Acquisition Parent LLC Tranche B 1LN, term loan 5.53% 2/3/24 (c)		530,000	533,975
SAI Global GP Tranche B, term loan 5.5% 12/8/23 (c)		2,500,000	2,537,500
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (c)		4,354,447	4,372,431
Thomson Reuters IP&S Tranche B 1LN, term loan 4.75% 10/3/23 (c)		3,805,463	3,847,475
WTG Holdings III Corp.:
term loan 5.5% 1/15/21 (c)		1,488,750	1,496,194
Tranche B 1LN, term loan 4.75% 1/15/21 (c)		1,020,506	1,024,333
			74,045,559
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (c)		1,075,977	1,073,739
Ventia Deco LLC Tranche B, term loan 5% 5/21/22 (c)		3,162,792	3,202,327
			4,276,066
Electrical Equipment - 0.0%
Cortes NP Acquisition Corp. Tranche B, term loan 6.0302% 11/30/23 (c)		4,310,981	4,341,502
Machinery - 0.0%
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4% 3/13/22 (c)		3,804,798	3,845,243
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (c)		542,368	542,444
Wireco Worldgroup, Inc. Tranche B 1LN, term loan 6.5% 9/30/23 (c)		1,491,263	1,501,821
			5,889,508
Marine - 0.0%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (c)		2,488,063	2,345,696
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (c)		4,858,800	4,822,359
			7,168,055
Professional Services - 0.0%
AlixPartners LLP term loan 4% 7/28/22 (c)		2,098,491	2,117,986
Science Applications International Corp. Tranche B, term loan 3.5625% 5/4/22 (c)		1,405,732	1,419,789
			3,537,775
Trading Companies & Distributors - 0.0%
Fly Funding II SARL Tranche B, term loan 3.79% 2/9/22 (c)		2,151,147	2,163,258

TOTAL INDUSTRIALS			147,120,427

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.539% 4/29/22 (c)		1,539,075	1,547,739
Polycom, Inc. Tranche B, term loan 6.25% 9/27/23 (c)		8,916,790	8,979,207
Radiate Holdco LLC Tranche B, term loan 3.7806% 2/1/24 (c)		5,530,000	5,570,701
Zayo Group LLC:
term loan 2.7806% 1/19/21 (c)		1,965,000	1,979,325
Tranche 1LN, term loan 1/19/24 (s)		1,235,000	1,246,560
Tranche B 1LN, term loan 3.5% 1/19/24 (c)		2,565,000	2,589,008
			21,912,540
Electronic Equipment & Components - 0.1%
Atkore International, Inc. Tranche B 1LN, term loan 4% 12/22/23 (c)		1,000,000	1,008,250
Electro Rent Corp. Tranche B 1LN, term loan 6% 1/31/24 (c)		2,000,000	2,035,000
Genesys Telecommunications Laboratories, Inc. term loan 5.0248% 12/1/23 (c)		7,000,000	7,080,010
Go Daddy Operating Co. LLC Tranche B, term loan:
2/15/24 (s)(t)		3,854,204	3,862,761
3.27% 2/15/24 (c)		2,900,796	2,907,236
Infor U.S., Inc. Tranche B 6LN, term loan 3.75% 2/1/22 (c)		2,208,422	2,209,990
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (c)		500,000	500,625
Tranche B 3LN, term loan 4.5% 10/16/22 (c)		2,397,810	2,402,318
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (c)		9,121,688	9,269,915
			31,276,105
Internet Software & Services - 0.2%
Abacus Innovations Corp. Tranche B, term loan 3.0625% 8/16/23(c)		2,000,000	2,023,500
Ancestry.Com Operations, Inc.:
Tranch B 1LN, term loan 4.25% 10/19/23 (c)		5,000,000	5,056,250
Tranche 2LN, term loan 9.25% 10/19/24 (c)		1,500,000	1,532,505
Datapipe, Inc. Tranche B 1LN, term loan 5.75% 3/15/19 (c)		6,239,847	6,245,026
EIG Investors Corp. Tranche B 1LN, term loan 6.0416% 2/9/23 (c)		6,302,943	6,337,105
Rackspace Hosting, Inc. term loan 4.5345% 11/3/23 (c)		7,970,000	8,054,721
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (c)		932,371	934,702
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (c)		15,143,288	15,187,506
			45,371,315
IT Services - 0.2%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5387% 9/15/20 (c)		7,588,745	7,550,801
Computer Discount Warehouse (CDW) LLC Tranche B, term loan 3% 8/17/23 (c)		1,839,111	1,846,007
First Data Corp. Tranche B, term loan 3.7794% 7/10/22 (c)		9,661,918	9,724,720
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.2801% 6/17/22 (c)		515,000	485,815
Tranche B 1LN, term loan 5% 6/17/21 (c)		2,631,254	2,655,935
Global Payments, Inc. Tranche B, term loan 3.2806% 4/22/23 (c)		1,247,738	1,260,215
Information Resources, Inc.:
Tranche 2LN, term loan 9.25% 1/18/25 (c)		1,000,000	993,330
Tranche B 1LN, term loan 5.25% 1/18/24 (c)		3,105,000	3,141,887
RP Crown Parent, LLC Tranche B, term loan 4.5% 10/12/23 (c)		4,420,000	4,457,305
WEX, Inc. Tranche B, term loan 4.2806% 7/1/23 (c)		3,482,500	3,534,738
Xerox Business Services LLC Tranche B, term loan 6.2756% 12/7/23 (c)		8,040,000	8,170,650
			43,821,403
Semiconductors & Semiconductor Equipment - 0.0%
Cavium, Inc. Tranche B, term loan 3.7806% 8/16/22 (c)		1,569,984	1,583,486
Micron Technology, Inc. Tranche B, term loan 4.54% 4/26/22 (c)		1,243,750	1,259,396
Microsemi Corp. Tranche B, term loan 3.0306% 1/15/23 (c)		1,543,902	1,554,416
			4,397,298
Software - 0.3%
Applied Systems, Inc. Tranche B 1LN, term loan 4% 1/23/21 (c)		999,838	1,006,587
Aptean, Inc.:
Tranche 2LN, term loan 10.5% 12/20/23 (c)		685,000	683,719
Tranche B 1LN, term loan 6% 12/20/22 (c)		1,930,000	1,956,538
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (c)		215,424	216,098
5% 9/10/20 (c)		819,295	823,441
Compuware Corp.:
term loan 9.25% 12/15/22 (c)		3,098,039	3,098,039
Tranche B 3LN, term loan 5.25% 12/15/21 (c)		3,724,206	3,722,344
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (c)		7,876,713	7,896,405
Evo Payments International LLC Tranche B 1LN, term loan 6% 12/20/23 (c)		2,500,000	2,531,250
Kronos, Inc. term loan:
5.0339% 11/1/23 (c)		14,615,000	14,780,880
9.284% 11/1/24 (c)		8,405,000	8,684,130
Landesk Group, Inc. term loan:
5.25% 1/20/24 (c)		6,185,000	6,214,812
10% 1/20/25 (c)		2,445,000	2,415,660
Quest Software U.S. Holdings, Inc. Tranche B, term loan 7% 10/31/22 (c)		5,987,488	6,088,556
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.75% 4/9/21 (c)		6,402,839	6,394,835
Tranche 2LN, term loan 8% 4/9/22 (c)		3,653,000	3,634,735
SolarWinds Holdings, Inc. Tranche B, term loan 4.5% 2/5/23 (c)		2,985,000	2,989,119
Solera LLC Tranche B, term loan 5.75% 3/3/23 (c)		4,940,625	4,967,403
Sophia L.P. term loan 4.25% 9/30/22 (c)		4,902,244	4,918,176
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4.0306% 7/8/22 (c)		1,828,253	1,836,736
Tranche B 2LN, term loan 4.0306% 7/8/22 (c)		175,451	176,266
Sybil Software LLC. Tranche B, term loan 5% 9/30/22 (c)		3,626,438	3,678,586
Veritas U.S., Inc. Tranche B 1LN, term loan 1/27/23 (s)		990,000	987,218
			89,701,533
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC:
Tranche A 1LN, term loan 2.79% 12/31/18 (c)		480,000	480,226
Tranche B, term loan 4.04% 9/7/23 (c)		2,655,000	2,671,196
			3,151,422

TOTAL INFORMATION TECHNOLOGY			239,631,616

MATERIALS - 0.4%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (c)		2,744,689	2,745,540
ASP Chromaflo Intermediate Hol Tranche B 1LN, term loan 5% 11/18/23 (c)		1,820,000	1,827,972
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 4.75% 9/30/21 (c)		1,451,363	1,461,043
Kraton Polymers LLC term loan 5% 1/6/22 (c)		3,975,000	4,026,596
MacDermid, Inc.:
term loan 5% 6/7/23 (c)		3,990,000	4,032,893
Tranche B 5LN, term loan 4.5% 6/7/20 (c)		2,622,416	2,653,885
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.25% 6/19/22 (c)		2,102,975	2,115,467
Tranche B 2LN, term loan 8.5% 6/19/23 (c)		96,552	96,672
The Chemours Co. LLC Tranche B, term loan 3.79% 5/12/22 (c)		3,229,101	3,250,639
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (c)		1,595,700	1,610,668
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (c)		1,009,538	1,016,323
Univar, Inc. term loan 3.6083% 7/1/22 (c)		1,219,563	1,222,953
			26,060,651
Construction Materials - 0.0%
Fairmount Minerals Ltd. Tranche B 2LN, term loan 4.5% 9/5/19 (c)		3,855,000	3,800,799
Containers & Packaging - 0.2%
Anchor Glass Container Corp.:
Tranche 2LN, term loan 8.75% 12/7/24 (c)		1,180,000	1,202,125
Tranche B 1LN, term loan 4.25% 12/7/23 (c)		2,415,000	2,443,183
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4.0093% 12/17/21 (c)		4,174,638	4,185,075
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (c)		1,129,000	1,139,353
Tranche B 1LN, term loan 4.5% 10/1/21 (c)		7,019,730	7,076,169
Berry Plastics Corp.:
term loan 3.2806% 10/1/22 (c)		5,709,953	5,748,724
Tranche L, term loan 3.0217% 1/6/21 (c)		3,552,000	3,568,552
BWAY Holding Co. Tranche B, term loan 4.75% 8/14/23 (c)		3,940,928	3,942,150
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (c)		694,675	694,675
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (c)		5,778,240	5,769,226
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 4.25% 12/29/23 (c)		4,550,000	4,580,713
Printpack Holdings, Inc. Tranche B, term loan 4% 7/26/23 (c)		1,077,300	1,082,686
Reynolds Group Holdings, Inc. Tranche B, term loan 3.7806% 2/5/23 (c)		12,844,050	12,940,380
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (c)		3,148,111	3,159,916
			57,532,927
Metals & Mining - 0.1%
Ameriforge Group, Inc. Tranche B 1LN, term loan 5% 12/19/19 (c)		2,575,043	1,670,559
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (c)		1,589,610	1,572,728
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (c)		1,138,725	1,145,387
Gulf Finance LLC Tranche B 1LN, term loan 6.25% 8/25/23 (c)		7,366,538	7,473,942
JMC Steel Group, Inc. Tranche B, term loan 4.75% 6/14/21 (c)		2,880,119	2,905,320
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (c)		12,773,156	12,582,325
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (e)		2,107,367	0
			27,350,261

TOTAL MATERIALS			114,744,638

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Communications Sales & Leasing, Inc. Tranche B, term loan 4% 10/24/22 (c)		3,882,951	3,900,424
iStar Financial, Inc. Tranche B, term loan 4.75% 7/1/20 (c)		1,228,487	1,240,772
			5,141,196
Real Estate Management & Development - 0.0%
Americold Realty Operating Partnership LP Tranche B, term loan 4.75% 12/1/22 (c)		2,478,197	2,513,313
RE/MAX LLC Tranche B, term loan 3.7134% 12/15/23 (c)		1,087,275	1,089,993
Realogy Group LLC term loan 3.0294% 7/20/22 (c)		4,983,653	5,021,031
Simply Storage Management LLC 8.2375% 9/6/21 (c)		1,305,000	1,305,000
			9,929,337

TOTAL REAL ESTATE			15,070,533

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Consolidated Communications, Inc. Tranche B 2LN, term loan 10/5/23 (s)		2,000,000	2,011,420
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (c)		6,702,723	6,772,565
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/21 (c)		500,000	499,750
Tranche B 1LN, term loan 5.5745% 8/14/20 (c)		5,921,061	5,922,304
Level 3 Financing, Inc. Tranche B, term loan 2/22/24 (s)		12,065,000	12,120,982
LTS Buyer LLC Tranche B 1LN, term loan 4.2482% 4/11/20 (c)		11,654,778	11,739,741
Sable International Finance Ltd. Tranche B 1LN, term loan 5.5283% 12/31/22 (c)		4,500,000	4,564,710
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (c)		5,224,000	5,173,066
Tranche B 1LN, term loan 4.75% 4/30/20 (c)		2,781,512	2,784,988
Securus Technologies, Inc. Tranche B2 1LN, term loan 5.25% 4/30/20 (c)		2,768,912	2,772,373
			54,361,899
Wireless Telecommunication Services - 0.2%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.5% 3/31/17 (c)		345,268	340,089
Tranche D 2LN, term loan 4.4982% 3/31/19 (c)		4,464,732	4,397,761
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (c)		11,760,000	11,679,797
Sprint Communications, Inc. Tranche B, term loan 3.3125% 2/3/24 (c)		11,780,000	11,796,845
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (c)		4,016,420	3,628,996
Telenet Financing USD LLC Tranche B, term loan 3.77% 1/31/25 (c)		2,000,000	2,017,500
Telesat LLC Tranche B 4LN, term loan 3.85% 11/17/23 (c)		7,616,250	7,692,413
Xplornet Communications, Inc. Tranche B, term loan 7% 9/9/21 (c)		2,155,313	2,176,866
			43,730,267

TOTAL TELECOMMUNICATION SERVICES			98,092,166

UTILITIES - 0.3%
Electric Utilities - 0.2%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (c)		280,392	282,027
6.375% 8/13/19 (c)		4,232,357	4,257,032
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3.03% 5/3/20 (c)		2,965,491	2,964,246
Empire Generating Co. LLC:
Tranche B, term loan 5.29% 3/14/21 (c)		3,309,319	3,296,909
Tranche C, term loan 5.29% 3/14/21 (c)		263,000	262,014
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)		5,681,023	5,695,226
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (c)		4,463,253	3,164,446
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (c)		3,042,000	2,988,765
InterGen NV Tranche B, term loan 5.5% 6/13/20 (c)		6,310,887	6,302,999
Lightstone Holdco LLC:
Tranche B, term loan 6.539% 1/30/24 (c)		3,195,652	3,240,935
Tranche C, term loan 6.539% 1/30/24 (c)		304,348	308,660
Longview Power LLC Tranche B, term loan 7% 4/13/21 (c)		1,970,000	1,743,450
Tex Operations Co. LLC:
Tranche B, term loan 3.5306% 8/4/23 (c)		6,514,286	6,543,600
Tranche C, term loan 3.5306% 8/4/23 (c)		1,485,714	1,492,400
USIC Holdings, Inc. Tranche 1LN, term loan 4.75% 12/9/23 (c)		1,500,000	1,508,445
Vistra Operations Co. LLC Tranche B 2LN, term loan 4.0222% 12/14/23 (c)		1,500,000	1,508,670
			45,559,824
Gas Utilities - 0.0%
Southcross Holdings Borrower LP Tranche B, term loan 9% 4/13/23		364,078	304,916
Independent Power and Renewable Electricity Producers - 0.1%
APLP Holdings LP Tranche B, term loan 6% 4/13/23 (c)		2,742,309	2,773,846
Calpine Corp.:
Tranche B 5LN, term loan 3.75% 1/15/24 (c)		1,477,500	1,484,341
Tranche B 6LN, term loan 3.75% 1/1/23 (c)		3,638,250	3,654,731
Tranche B, term loan 3.0746% 11/30/17 (c)		4,930,000	4,931,233
Dynegy, Inc. Tranche C, term loan 4.25% 2/7/24(c)		7,500,000	7,574,475
Energy Future Holdings Corp. term loan 4.304% 6/30/17 (c)		8,893,000	8,915,233
ExGen Renewables I, LLC Tranche B term loan 5.2718% 2/6/21 (c)		1,041,888	1,048,399
MRP Generation Holdings LLC Tranche B, term loan 8% 10/18/22 (c)		1,837,500	1,839,797
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (c)		2,732,028	2,520,296
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 5.5% 6/26/22 (c)		2,762,294	2,769,200
			37,511,551

TOTAL UTILITIES			83,376,291

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,472,710,600)			1,488,550,064

Sovereign Loan Participations - 0.0%
Indonesian Republic loan participation:
Citibank 1.9375% 12/14/19(c)		602,860	590,803
Goldman Sachs 1.9375% 12/14/19(c)		516,667	506,333
Mizuho 1.9375% 12/14/19 (c)		242,256	237,411
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $1,286,686)			1,334,547

Bank Notes - 0.6%
Capital One NA:
1.65% 2/5/18		$18,801,000	$18,812,788
2.95% 7/23/21		18,827,000	19,051,305
Discover Bank:
(Delaware) 3.2% 8/9/21		25,781,000	26,097,900
3.1% 6/4/20		22,584,000	22,983,714
8.7% 11/18/19		2,958,000	3,367,053
JPMorgan Chase Bank 6% 10/1/17		11,313,000	11,608,665
KeyBank NA 6.95% 2/1/28		1,977,000	2,476,420
RBS Citizens NA 2.5% 3/14/19		11,319,000	11,414,080
Regions Bank 7.5% 5/15/18		24,647,000	26,212,947
UBS AG Stamford Branch 1.8% 3/26/18		24,142,000	24,186,711
Wachovia Bank NA 6% 11/15/17		2,243,000	2,313,623
TOTAL BANK NOTES
(Cost $165,639,309)			168,525,206

Preferred Securities - 0.7%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(f)	EUR	$1,525,000	$1,628,047
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (f)		3,257,000	3,291,400
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.625% (Reg. S) (c)(f)	EUR	2,150,000	2,187,093
FINANCIALS - 0.7%
Banks - 0.7%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(f)		1,310,000	1,404,441
Banco Do Brasil SA 9% (b)(c)(f)		1,265,000	1,309,970
Bank of America Corp.:
6.1% (c)(f)		8,141,000	8,911,781
6.25% (c)(f)		5,325,000	5,861,011
6.5% (c)(f)		3,000,000	3,345,647
Barclays Bank PLC:
6% (c)(f)	GBP	620,000	755,832
7.625% 11/21/22		35,375,000	38,744,948
Barclays PLC:
6.625% (c)(f)		19,750,000	19,903,223
7.25% (Reg. S) (c)(f)	GBP	3,500,000	4,342,888
8.25% (c)(f)		4,525,000	4,880,967
BBVA Bancomer SA (Cayman Islands) 6.008% 5/17/22 (b)(c)		560,000	568,266
BNP Paribas SA 7.375% (b)(c)(f)		3,830,000	3,908,658
Citigroup, Inc.:
5.875% (c)(f)		4,305,000	4,553,206
5.95% (c)(f)		12,150,000	12,878,060
5.95% (c)(f)		2,285,000	2,393,049
6.125% (c)(f)		6,140,000	6,603,540
Credit Agricole SA:
6.625% (b)(c)(f)		18,240,000	18,240,253
6.625% (Reg. S) (c)(f)		4,090,000	4,090,057
7.875% (b)(c)(f)		4,250,000	4,397,964
8.125% 9/19/33 (Reg. S) (c)		2,500,000	2,784,687
JPMorgan Chase & Co. 6% (c)(f)		7,955,000	8,369,781
Royal Bank of Scotland Group PLC:
7.5% (c)(f)		6,490,000	6,547,175
8.625% (c)(f)		3,665,000	3,925,635
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (f)	EUR	2,900,000	3,485,507
			172,206,546
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (c)(f)		2,300,000	2,527,662
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (b)(f)		870,000	864,473
8.625% (Reg. S) (f)		200,000	198,735
			1,063,208
Insurance - 0.0%
Aviva PLC 6.125% (c)(f)	GBP	1,800,000	2,452,649

TOTAL FINANCIALS			178,250,065

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(f)		7,460,000	3,625,818
7.5% (Reg. S) (f)		100,000	48,604
			3,674,422
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (f)		2,600,000	1,952,398
TOTAL PREFERRED SECURITIES
(Cost $187,402,307)			190,983,425
		Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 0.60% (u)
(Cost $781,515,625)		781,440,942	781,597,230
		Maturity Amount(a)	Value

Cash Equivalents - 1.4%
Investments in repurchase agreements in a joint trading account at 0.53%, dated 2/28/17 due 3/1/17 (Collateralized by U.S. Government Obligations) # (v)
(Cost $371,643,000)		371,648,471	371,643,000

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on a credit default swap with BNP Paribas to buy protection on the 5-Year iTraxx Europe Crossover Series 26 Index expiring December 2021 exercise rate 3.250%	4/19/17	EUR 38,200,000	$150,565
Option on a credit default swap with Citibank NA to buy protection on the 5-Year iTraxx Europe Crossover Series 26 Index expiring December 2021 exercise rate 3.125%	5/17/17	EUR 13,200,000	146,019

TOTAL PUT OPTIONS			296,584

TOTAL PURCHASED SWAPTIONS
(Cost $497,044)			296,584
TOTAL INVESTMENT PORTFOLIO - 102.9%
(Cost $27,674,540,989)			27,935,833,599
NET OTHER ASSETS (LIABILITIES) - (2.9)%			(795,438,467)
NET ASSETS - 100%			$27,140,395,132

TBA Sale Commitments
	Principal Amount(a)	Value
Fannie Mae
3% 3/1/32	$(38,000,000)	$(39,064,597)
3% 3/1/32	(2,650,000)	(2,724,242)
3.5% 3/1/47	(4,400,000)	(4,508,475)
3.5% 3/1/47	(15,000,000)	(15,369,801)
3.5% 3/1/47	(33,200,000)	(34,018,493)
4% 3/1/47	(21,900,000)	(23,010,759)
4.5% 3/1/47	(21,300,000)	(22,887,128)

TOTAL FANNIE MAE		(141,583,495)

Freddie Mac
3% 3/1/47	(30,000,000)	(29,762,118)
3% 3/1/47	(33,100,000)	(32,837,537)

TOTAL FREDDIE MAC		(62,599,655)

TOTAL TBA SALE COMMITMENTS
(Proceeds $204,332,891)		$(204,183,150)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
35 ASX 10 Year Treasury Bond Index Contracts (Australia)	March 2017	3,441,414	$18,736
17 Eurex Euro-Bund Contracts (Germany)	March 2017	2,990,527	(1,814)
16 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	March 2017	2,942,928	32,341
12 ICE Long Gilt Contracts (United Kingdom)	June 2017	1,894,480	23,222
3 TSE 10 Year Japanese Government Bond Index Contracts (Japan)	March 2017	4,021,007	11,463
TOTAL BOND INDEX CONTRACTS			83,948
Treasury Contracts
146 CBOT 10-Year U.S. Treasury Note Contracts (United States)	June 2017	18,188,406	133,147
195 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2017	42,199,219	69,700
279 CBOT 5-Year U.S. Treasury Note Contracts (United States)	June 2017	32,839,172	128,044
28 CBOT Long Term U.S. Treasury Bond Contracts (United States)	June 2017	4,246,375	64,171
20 CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	June 2017	2,678,750	29,958
3 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	June 2017	485,344	8,008
76 TME 10 Year Canadian Note Contracts (Canada)	June 2017	7,859,208	52,416
TOTAL TREASURY CONTRACTS			485,444

TOTAL PURCHASED			569,392

Sold
Bond Index Contracts
100 Eurex Euro-Bobl Contracts (Germany)	March 2017	14,273,296	(209,879)
67 Eurex Euro-Oat Contracts (Germany)	March 2017	10,643,421	(65,776)
159 ICE Medium Gilt Contracts (United Kingdom)	June 2017	22,756,023	(87,422)
TOTAL BOND INDEX CONTRACTS			(363,077)
Treasury Contracts
488 CBOT 10-Year U.S. Treasury Note Contracts (United States)	June 2017	60,794,125	(267,895)
130 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2017	28,132,813	(26,660)
76 CBOT Long Term U.S. Treasury Bond Contracts (United States)	June 2017	11,525,875	(117,726)
31 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	June 2017	5,015,219	(55,529)
TOTAL TREASURY CONTRACTS			(467,810)

TOTAL SOLD			(830,887)

TOTAL FUTURES CONTRACTS			$(261,495)

The face value of futures purchased as a percentage of Net Assets is 0.5%

The face value of futures sold as a percentage of Net Assets is 0.6%

Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
3/1/17	EUR	Citibank, N.A.	Sell	748,000	$795,049	$2,618
3/3/17	SEK	Goldman Sachs Bank USA	Sell	403,500,000	45,714,920	1,011,190
5/16/17	AUD	Bank Of America N.A.	Sell	130,000	99,896	393
5/16/17	CAD	Citibank, N.A.	Sell	75,000	57,175	671
5/16/17	EUR	BNP Paribas SA	Sell	244,000	258,235	(1,167)
5/16/17	EUR	Bank Of America N.A.	Sell	127,811,000	136,870,244	991,174
5/16/17	EUR	Citibank, N.A.	Buy	424,000	451,287	(522)
5/16/17	EUR	Citibank, N.A.	Buy	747,000	796,764	(2,608)
5/16/17	EUR	Credit Suisse Intl.	Sell	1,038,000	1,107,077	3,553
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Buy	349,000	372,830	(1,800)
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Buy	863,000	913,182	4,295
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Buy	1,035,000	1,099,358	976
5/16/17	GBP	Bank Of America N.A.	Sell	38,147,000	47,937,046	516,892
5/16/17	GBP	Credit Suisse Intl.	Sell	513,000	639,385	1,680
5/16/17	JPY	Goldman Sachs Bank USA	Sell	7,000,000	62,173	(339)
TOTAL FOREIGN CURRENCY CONTRACTS						$2,527,006

*Amount in U.S. Dollars unless otherwise noted

For the period, the average contract value for foreign currency contracts was $241,553,214. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty(2)	Fixed Payment Received/(Paid)	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1)%	EUR 8,300,000	$(51,941)	$0	$(51,941)
Accor SA		Dec. 2021	Barclays Bank PLC	(1%)	EUR 3,000,000	(20,003)	16,399	(3,604)
Assicurazioni Generali SpA		Dec. 2021	JPMorgan Chase Bank, N.A.	(1%)	EUR 3,550,000	312,256	(292,654)	19,602
Carlsberg Breweries A/S		Jun. 2020	JPMorgan Chase Bank, N.A.	(1%)	EUR 2,600,000	(60,802)	21,133	(39,669)
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR 2,600,000	(62,757)	(7,607)	(70,364)
Gas Natural Capital Markets SA		Jun. 2021	BNP Paribas SA	(1%)	EUR 1,400,000	(15,156)	1,328	(13,828)
Gas Natural Capital Markets SA		Dec. 2021	Credit Suisse International	(1%)	EUR 4,500,000	(34,173)	11,187	(22,986)
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR 3,500,000	(53,547)	4,971	(48,576)
Santander Central Hispano Issuances Ltd		Dec. 2021	Citibank, N.A.	(1%)	EUR 1,750,000	127,296	(142,093)	(14,797)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 1,550,000	49,877	(138,983)	(89,106)
Unilever NV		Dec. 2021	JPMorgan Chase Bank, N.A.	(1%)	EUR 3,000,000	(110,051)	102,804	(7,247)
TOTAL BUY PROTECTION						80,999	(423,515)	(342,516)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	EUR 8,300,000	124,207	0	124,207
BNP Paribas NA	Baa2	Dec. 2021	Goldman Sachs Bank USA	1%	EUR 3,250,000	(196,117)	188,836	(7,281)
Intesa Sanpaolo SpA	Ba1	Dec. 2021	JPMorgan Chase Bank, N.A.	1%	EUR 3,550,000	(320,374)	387,319	66,945
Unicredit SpA	NR	Dec. 2021	Citibank, N.A.	1%	EUR 1,750,000	(205,021)	228,479	23,458
TOTAL SELL PROTECTION						(597,305)	804,634	207,329

TOTAL CREDIT DEFAULT SWAPS						$(516,306)	$381,119	$(135,187)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Mar. 2027	$17,500,000	3-month LIBOR	1.75%	$(71,966)	$0	$(71,966)
LCH	Mar. 2047	3,100,000	3-month LIBOR	2.25%	(52,000)	0	(52,000)

TOTAL INTEREST RATE SWAPS					$(123,966)	$0	$(123,966)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

SEK – Swedish krona

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,467,006,920 or 9.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Non-income producing - Security is in default.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,695,423.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,908,507.

 (j) Security or a portion of the security is on loan at period end.

 (k) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $306,895.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (p) Affiliated company

 (q) Non-income producing

 (r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $619,175 or 0.0% of net assets.

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $4,408,735 and $4,422,711, respectively.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (v) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Warrior Met Coal LLC Class A	2/20/15	$3,177,225

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,086,412
Total	$3,086,412

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Forbes Energy Services Ltd. (Escrow)	$--	$1,382,471	$--	$--	$1,382,471
Total	$--	$1,382,471	$--	$--	$1,382,471

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$731,824	$731,824	$--	$--
Energy	9,694,785	7,693,139	--	2,001,646
Financials	1,664,487	1,664,487	--	--
Materials	2,864,936	2,864,936	--	--
Real Estate	7,738,645	7,738,645	--	--
Telecommunication Services	342,090	307,490	--	34,600
Utilities	195,094	--	--	195,094
Corporate Bonds	9,626,501,929	--	9,626,501,370	559
U.S. Government and Government Agency Obligations	8,731,402,301	--	8,731,402,301	--
U.S. Government Agency - Mortgage Securities	4,394,818,092	--	4,394,818,092	--
Asset-Backed Securities	204,354,832	--	203,106,704	1,248,128
Collateralized Mortgage Obligations	582,462,166	--	582,240,615	221,551
Commercial Mortgage Securities	703,474,227	--	703,087,156	387,071
Municipal Securities	430,476,530	--	430,476,530	--
Foreign Government and Government Agency Obligations	236,181,605	--	228,898,544	7,283,061
Bank Loan Obligations	1,488,550,064	--	1,474,124,549	14,425,515
Sovereign Loan Participations	1,334,547	--	--	1,334,547
Bank Notes	168,525,206	--	168,525,206	--
Preferred Securities	190,983,425	--	190,983,425	--
Money Market Funds	781,597,230	781,597,230	--	--
Cash Equivalents	371,643,000	--	371,643,000	--
Purchased Swaptions	296,584	--	296,584	--
Total Investments in Securities:	$27,935,833,599	$802,597,751	$27,106,104,076	$27,131,772
Derivative Instruments:
Assets
Foreign Currency Contracts	$2,533,442	$--	$2,533,442	$--
Futures Contracts	571,206	571,206	--	--
Swaps	613,636	--	613,636	--
Total Assets	$3,718,284	$571,206	$3,147,078	$--
Liabilities
Foreign Currency Contracts	$(6,436)	$--	$(6,436)	$--
Futures Contracts	(832,701)	(832,701)	--	--
Swaps	(1,253,908)	--	(1,253,908)	--
Total Liabilities	$(2,093,045)	$(832,701)	$(1,260,344)	$--
Total Derivative Instruments:	$1,625,239	$(261,495)	$1,886,734	$--
Other Financial Instruments:
TBA Sale Commitments	$(204,183,150)	$--	$(204,183,150)	$--
Total Other Financial Instruments:	$(204,183,150)	$--	$(204,183,150)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$296,584	$0
Swaps(b)	613,636	(1,129,942)
Total Credit Risk	910,220	(1,129,942)
Foreign Exchange Risk
Foreign Currency Contracts(c)	2,533,442	(6,436)
Total Foreign Exchange Risk	2,533,442	(6,436)
Interest Rate Risk
Futures Contracts(d)	571,206	(832,701)
Swaps(b)	0	(123,966)
Total Interest Rate Risk	571,206	(956,667)
Total Value of Derivatives	$4,014,868	$(2,093,045)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$371,643,000 due 3/01/17 at 0.53%
J.P. Morgan Securities, Inc.	$371,643,000
$371,643,000

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.6%
United Kingdom	2.0%
Mexico	2.0%
Netherlands	1.6%
Luxembourg	1.1%
Others (Individually Less Than 1%)	4.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017
Assets
Investment in securities, at value (including securities loaned of $364,356,064 and repurchase agreements of $371,643,000) — See accompanying schedule: Unaffiliated issuers (cost $26,891,642,893)	$27,152,853,898
Fidelity Central Funds (cost $781,515,625)	781,597,230
Other affiliated issuers (cost $1,382,471)	1,382,471
Total Investments (cost $27,674,540,989)		$27,935,833,599
Foreign currency held at value (cost $46,422,905)		45,756,060
Receivable for investments sold		137,559,015
Receivable for TBA sale commitments		204,332,891
Unrealized appreciation on foreign currency contracts		2,533,442
Receivable for fund shares sold		47,989,938
Dividends receivable		14,809
Interest receivable		180,058,860
Distributions receivable from Fidelity Central Funds		502,143
Bi-lateral OTC swaps, at value		489,429
Other receivables		113,519
Total assets		28,555,183,705
Liabilities
Payable to custodian bank	$15,069,724
Payable for investments purchased
Regular delivery	177,474,637
Delayed delivery	606,074,243
TBA sale commitments, at value	204,183,150
Unrealized depreciation on foreign currency contracts	6,436
Payable for fund shares redeemed	26,105,898
Distributions payable	2,320,836
Bi-lateral OTC swaps, at value	1,078,001
Accrued management fee	6,895,942
Distribution and service plan fees payable	434,494
Payable for daily variation margin for derivative instruments	98,778
Other affiliated payables	3,259,617
Other payables and accrued expenses	143,617
Collateral on securities loaned	371,643,200
Total liabilities		1,414,788,573
Net Assets		$27,140,395,132
Net Assets consist of:
Paid in capital		$26,923,796,819
Undistributed net investment income		51,956,022
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(98,078,545)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		262,720,836
Net Assets		$27,140,395,132
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,212,762,315 ÷ 114,231,685 shares)		$10.62
Maximum offering price per share (100/96.00 of $10.62)		$11.06
Class T:
Net Asset Value and redemption price per share ($164,508,507 ÷ 15,523,024 shares)		$10.60
Maximum offering price per share (100/96.00 of $10.60)		$11.04
Class C:
Net Asset Value and offering price per share ($180,251,223 ÷ 16,973,604 shares)(a)		$10.62
Total Bond:
Net Asset Value, offering price and redemption price per share ($21,574,788,898 ÷ 2,032,996,200 shares)		$10.61
Class I:
Net Asset Value, offering price and redemption price per share ($3,162,078,635 ÷ 298,431,595 shares)		$10.60
Class Z:
Net Asset Value, offering price and redemption price per share ($846,005,554 ÷ 79,838,512 shares)		$10.60

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2017
Investment Income
Dividends		$7,569,835
Interest		411,402,438
Income from Fidelity Central Funds		3,086,412
Total income		422,058,685
Expenses
Management fee	$40,262,830
Transfer agent fees	13,788,317
Distribution and service plan fees	2,619,866
Fund wide operations fee	5,223,903
Independent trustees' fees and expenses	53,505
Miscellaneous	41,922
Total expenses before reductions	61,990,343
Expense reductions	(14,108)	61,976,235
Net investment income (loss)		360,082,450
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(44,287,598)
Fidelity Central Funds	237,167
Foreign currency transactions	10,051,274
Futures contracts	3,116,190
Swaps	1,752,646
Total net realized gain (loss)		(29,130,321)
Change in net unrealized appreciation (depreciation) on: Investment securities	(498,147,521)
Assets and liabilities in foreign currencies	1,061,167
Futures contracts	(809,445)
Swaps	720,751
Delayed delivery commitments	174,280
Total change in net unrealized appreciation (depreciation)		(497,000,768)
Net gain (loss)		(526,131,089)
Net increase (decrease) in net assets resulting from operations		$(166,048,639)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$360,082,450	$735,703,076
Net realized gain (loss)	(29,130,321)	29,226,743
Change in net unrealized appreciation (depreciation)	(497,000,768)	815,523,532
Net increase (decrease) in net assets resulting from operations	(166,048,639)	1,580,453,351
Distributions to shareholders from net investment income	(370,078,245)	(690,311,363)
Distributions to shareholders from net realized gain	(67,918,236)	(113,897,060)
Total distributions	(437,996,481)	(804,208,423)
Share transactions - net increase (decrease)	2,040,741,265	4,657,836,676
Total increase (decrease) in net assets	1,436,696,145	5,434,081,604
Net Assets
Beginning of period	25,703,698,987	20,269,617,383
End of period	$27,140,395,132	$25,703,698,987
Other Information
Undistributed net investment income end of period	$51,956,022	$61,951,817

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class A

	Six months ended February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.53	$10.77	$10.48	$11.29	$11.04
Income from Investment Operations
Net investment income (loss)A	.133	.312	.287	.292	.263	.322
Net realized and unrealized gain (loss)	(.218)	.377	(.224)	.382	(.468)	.438
Total from investment operations	(.085)	.689	.063	.674	(.205)	.760
Distributions from net investment income	(.137)	(.290)	(.270)	(.275)	(.250)	(.335)
Distributions from net realized gain	(.028)	(.059)	(.033)	(.109)	(.355)	(.175)
Total distributions	(.165)	(.349)	(.303)	(.384)	(.605)	(.510)
Net asset value, end of period	$10.62	$10.87	$10.53	$10.77	$10.48	$11.29
Total ReturnB,C,D	(.77)%	6.71%	.58%	6.56%	(1.94)%	7.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.75%	.75%	.76%	.79%	.82%
Expenses net of fee waivers, if any	.76%G	.75%	.75%	.76%	.79%	.82%
Expenses net of all reductions	.76%G	.75%	.75%	.76%	.79%	.82%
Net investment income (loss)	2.51%G	2.95%	2.69%	2.76%	2.41%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$1,212,762	$1,233,806	$852,243	$639,235	$517,259	$643,995
Portfolio turnover rateH	132%G	134%	140%I	108%	201%	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class T

	Six months ended February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$10.51	$10.76	$10.46	$11.28	$11.03
Income from Investment Operations
Net investment income (loss)A	.132	.309	.285	.290	.265	.328
Net realized and unrealized gain (loss)	(.218)	.378	(.234)	.392	(.477)	.433
Total from investment operations	(.086)	.687	.051	.682	(.212)	.761
Distributions from net investment income	(.136)	(.288)	(.268)	(.273)	(.253)	(.336)
Distributions from net realized gain	(.028)	(.059)	(.033)	(.109)	(.355)	(.175)
Total distributions	(.164)	(.347)	(.301)	(.382)	(.608)	(.511)
Net asset value, end of period	$10.60	$10.85	$10.51	$10.76	$10.46	$11.28
Total ReturnB,C,D	(.78)%	6.71%	.47%	6.65%	(2.01)%	7.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.77%	.77%	.78%	.76%	.77%
Expenses net of fee waivers, if any	.77%G	.77%	.77%	.78%	.76%	.77%
Expenses net of all reductions	.77%G	.77%	.77%	.78%	.76%	.77%
Net investment income (loss)	2.50%G	2.94%	2.67%	2.74%	2.44%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$164,509	$155,518	$101,673	$57,972	$52,848	$59,896
Portfolio turnover rateH	132%G	134%	140%I	108%	201%	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class C

	Six months ended February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.53	$10.77	$10.48	$11.29	$11.04
Income from Investment Operations
Net investment income (loss)A	.092	.231	.205	.211	.185	.246
Net realized and unrealized gain (loss)	(.218)	.378	(.225)	.382	(.469)	.434
Total from investment operations	(.126)	.609	(.020)	.593	(.284)	.680
Distributions from net investment income	(.096)	(.210)	(.187)	(.194)	(.171)	(.255)
Distributions from net realized gain	(.028)	(.059)	(.033)	(.109)	(.355)	(.175)
Total distributions	(.124)	(.269)	(.220)	(.303)	(.526)	(.430)
Net asset value, end of period	$10.62	$10.87	$10.53	$10.77	$10.48	$11.29
Total ReturnB,C,D	(1.15)%	5.90%	(.20)%	5.75%	(2.65)%	6.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.53%G	1.52%	1.53%	1.53%	1.51%	1.51%
Expenses net of fee waivers, if any	1.53%G	1.52%	1.53%	1.53%	1.51%	1.51%
Expenses net of all reductions	1.53%G	1.52%	1.53%	1.53%	1.51%	1.51%
Net investment income (loss)	1.74%G	2.19%	1.92%	1.99%	1.69%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$180,251	$186,380	$139,264	$83,818	$79,711	$102,385
Portfolio turnover rateH	132%G	134%	140%I	108%	201%	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund

	Six months ended February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.86	$10.53	$10.77	$10.47	$11.29	$11.04
Income from Investment Operations
Net investment income (loss)A	.149	.343	.320	.326	.300	.363
Net realized and unrealized gain (loss)	(.218)	.368	(.224)	.392	(.478)	.434
Total from investment operations	(.069)	.711	.096	.718	(.178)	.797
Distributions from net investment income	(.153)	(.322)	(.303)	(.309)	(.287)	(.372)
Distributions from net realized gain	(.028)	(.059)	(.033)	(.109)	(.355)	(.175)
Total distributions	(.181)	(.381)	(.336)	(.418)	(.642)	(.547)
Net asset value, end of period	$10.61	$10.86	$10.53	$10.77	$10.47	$11.29
Total ReturnB,C	(.63)%	6.94%	.88%	7.00%	(1.70)%	7.48%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.82%F	3.25%	2.99%	3.07%	2.75%	3.29%
Supplemental Data
Net assets, end of period (000 omitted)	$21,574,789	$20,469,677	$17,359,294	$14,547,801	$11,526,014	$13,963,154
Portfolio turnover rateG	132%F	134%	140%H	108%	201%	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class I

	Six months ended February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$10.51	$10.76	$10.46	$11.27	$11.02
Income from Investment Operations
Net investment income (loss)A	.146	.337	.313	.319	.295	.353
Net realized and unrealized gain (loss)	(.218)	.378	(.233)	.393	(.469)	.435
Total from investment operations	(.072)	.715	.080	.712	(.174)	.788
Distributions from net investment income	(.150)	(.316)	(.297)	(.303)	(.281)	(.363)
Distributions from net realized gain	(.028)	(.059)	(.033)	(.109)	(.355)	(.175)
Total distributions	(.178)	(.375)	(.330)	(.412)	(.636)	(.538)
Net asset value, end of period	$10.60	$10.85	$10.51	$10.76	$10.46	$11.27
Total ReturnB,C	(.65)%	6.99%	.73%	6.95%	(1.67)%	7.40%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.51%	.51%	.53%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.51%	.51%	.53%
Expenses net of all reductions	.50%F	.50%	.50%	.51%	.51%	.53%
Net investment income (loss)	2.77%F	3.20%	2.94%	3.02%	2.69%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$3,162,079	$2,846,878	$1,266,870	$573,410	$244,911	$596,238
Portfolio turnover rateG	132%F	134%	140%H	108%	201%	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class Z

	Six months ended February 28,	Years ended August 31,
	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$10.51	$10.66
Income from Investment Operations
Net investment income (loss)B	.153	.352	.234
Net realized and unrealized gain (loss)	(.218)	.378	(.167)
Total from investment operations	(.065)	.730	.067
Distributions from net investment income	(.157)	(.331)	(.217)
Distributions from net realized gain	(.028)	(.059)	–
Total distributions	(.185)	(.390)	(.217)
Net asset value, end of period	$10.60	$10.85	$10.51
Total ReturnC,D	(.58)%	7.14%	.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.36%	.36%G
Expenses net of fee waivers, if any	.36%G	.36%	.36%G
Expenses net of all reductions	.36%G	.36%	.36%G
Net investment income (loss)	2.91%G	3.34%	3.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$846,006	$811,440	$546,968
Portfolio turnover rateH	132%G	134%	140%I

 A For the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2017

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

In March 2017, the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$600,041,785
Gross unrealized depreciation	(297,742,450)
Net unrealized appreciation (depreciation) on securities	$302,299,335
Tax cost	$27,633,534,264

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(1,712,640)	$170,119
Swaps	269,038	203,025
Total Credit Risk	(1,443,602)	373,144
Foreign Exchange Risk
Foreign Currency Contracts	12,623,344	1,731,245
Interest Rate Risk
Futures Contracts	3,116,190	(809,445)
Swaps	1,483,608	517,726
Total Interest Rate Risk	4,599,798	(291,719)
Totals	$15,779,540	$1,812,670

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,191,326,935 and $3,325,071,662, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,496,213	$42,392
Class T	-%	.25%	198,382	1,706
Class C	.75%	.25%	925,271	247,205
			$2,619,866	$291,303

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$42,220
Class T	5,520
Class C(a)	21,386
$69,126

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$908,776.15
Class T	128,878.16
Class C	155,155.17
Total Bond	10,384,842.10
Class I	2,172,596.15
Class Z	38,070.01
	$13,788,317

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,694.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $41,867 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $1,145,338.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $14,108.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016
From net investment income
Class A	$15,338,009	$31,727,561
Class T	2,027,810	3,400,558
Class B	–	52,324
Class C	1,668,160	3,143,821
Total Bond	298,306,223	559,720,907
Class I	41,598,374	70,886,754
Class Z	11,139,669	21,379,438
Total	$370,078,245	$690,311,363
From net realized gain
Class A	$3,152,966	$5,050,640
Class T	416,218	600,521
Class B	–	17,887
Class C	491,517	809,224
Total Bond	54,284,285	97,033,225
Class I	7,617,891	7,167,426
Class Z	1,955,359	3,218,137
Total	$67,918,236	$113,897,060

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016	Six months ended February 28, 2017	Year ended August 31, 2016
Class A
Shares sold	25,347,311	79,582,385	$269,761,747	$836,125,573
Reinvestment of distributions	1,690,969	3,397,092	17,984,185	35,693,646
Shares redeemed	(26,329,024)	(50,390,515)	(280,707,337)	(531,503,136)
Net increase (decrease)	709,256	32,588,962	$7,038,595	$340,316,083
Class T
Shares sold	3,587,391	7,797,143	$38,119,687	$81,948,331
Reinvestment of distributions	224,276	371,455	2,380,482	3,901,602
Shares redeemed	(2,622,999)	(3,506,111)	(27,784,894)	(36,795,670)
Net increase (decrease)	1,188,668	4,662,487	$12,715,275	$49,054,263
Class B
Shares sold	–	52,386	$–	$545,030
Reinvestment of distributions	–	5,304	–	55,384
Shares redeemed	–	(371,399)	–	(3,942,186)
Net increase (decrease)	–	(313,709)	$–	$(3,341,772)
Class C
Shares sold	2,723,864	7,989,480	$29,132,926	$84,112,756
Reinvestment of distributions	188,468	338,212	2,005,043	3,555,483
Shares redeemed	(3,082,094)	(4,407,873)	(32,725,102)	(46,363,403)
Net increase (decrease)	(169,762)	3,919,819	$(1,587,133)	$41,304,836
Total Bond
Shares sold	344,327,610	564,396,562	$3,656,154,668	$5,943,329,183
Reinvestment of distributions	31,712,843	59,893,089	337,118,644	629,464,263
Shares redeemed	(227,225,458)	(389,085,832)	(2,407,083,033)	(4,072,787,679)
Net increase (decrease)	148,814,995	235,203,819	$1,586,190,279	$2,500,005,767
Class I
Shares sold	79,583,652	202,861,513	$843,474,955	$2,130,458,698
Reinvestment of distributions	4,341,205	7,026,236	46,064,196	73,778,315
Shares redeemed	(47,937,574)	(67,965,246)	(507,377,692)	(713,298,115)
Net increase (decrease)	35,987,283	141,922,503	$382,161,459	$1,490,938,898
Class Z
Shares sold	25,880,113	31,568,440	$273,585,430	$331,880,727
Reinvestment of distributions	1,221,619	2,342,277	12,974,066	24,597,125
Shares redeemed	(22,064,566)	(11,141,442)	(232,336,706)	(116,919,251)
Net increase (decrease)	5,037,166	22,769,275	$54,222,790	$239,558,601

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 20% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) as of February 28, 2017, the results of its operations, changes in net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Total Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 20, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Class A	.76%
Actual		$1,000.00	$992.30	$3.75
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class T	.77%
Actual		$1,000.00	$992.20	$3.80
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class C	1.53%
Actual		$1,000.00	$988.50	$7.54
Hypothetical-C		$1,000.00	$1,017.21	$7.65
Total Bond	.45%
Actual		$1,000.00	$993.70	$2.22
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$993.50	$2.47
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Class Z	.36%
Actual		$1,000.00	$994.20	$1.78
Hypothetical-C		$1,000.00	$1,023.01	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

TBD-SANN-0417
1.783111.114

Fidelity Advisor® Government Income Fund -
Class A, Class T (to be named Class M), Class C and Class I

Semi-Annual Report

February 28, 2017

Class A, Class T, Class C, and Class I are classes of Fidelity® Government Income Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of February 28, 2017

	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.0
0.01 - 0.99%	1.9	7.9
1 - 1.99%	31.8	26.9
2 - 2.99%	22.1	16.8
3 - 3.99%	22.4	23.2
4 - 4.99%	12.8	15.0
5 - 5.99%	8.3	8.6
6 - 6.99%	0.6	0.4
7 - 7.99%	0.5	0.1
8% and above	0.0	0.4

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*,**
Mortgage Securities	24.8%
CMOs and Other Mortgage Related Securities	24.1%
U.S. Treasury Obligations	44.8%
U.S. Government Agency Obligations***	2.7%
Foreign Government & Government Agency Obligations	4.3%
Short-Term Investments and Net Other Assets (Liabilities)†	(0.7)%

 * Foreign investments - 4.3%

 ** Futures and Swaps - 5.7%

 *** Includes NCUA Guaranteed Notes

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2016*,**
Mortgage Securities	31.5%
CMOs and Other Mortgage Related Securities	22.1%
U.S. Treasury Obligations	44.9%
U.S. Government Agency Obligations***	3.1%
Foreign Government & Government Agency Obligations	3.3%
Short-Term Investments and Net Other Assets (Liabilities)†	(4.9)%

 * Foreign investments - 3.3%

 ** Futures and Swaps - 1.1%

 *** Includes NCUA Guaranteed Notes

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 47.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.8%
Fannie Mae:
0.875% 8/2/19	$131	$129
1% 2/26/19	326	324
1.125% 12/14/18	240	240
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	754	791
Series 2002-20K Class 1, 5.08% 11/1/22	1,213	1,283
Series 2004-20H Class 1, 5.17% 8/1/24	484	509
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,191
5.25% 9/15/39	2,807	3,550
5.375% 4/1/56	3,438	4,438
		34,455
U.S. Treasury Inflation-Protected Obligations - 0.5%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46	23,359	24,139
U.S. Treasury Obligations - 44.3%
U.S. Treasury Bonds:
2.5% 2/15/46	30,232	27,382
2.875% 8/15/45	112,441	110,179
2.875% 11/15/46	18,519	18,172
3% 11/15/44	29,032	29,167
3% 11/15/45	40,000	40,169
3% 2/15/47	7,000	7,048
3.625% 2/15/44	45,031	50,648
4.375% 5/15/40	3,000	3,755
4.75% 2/15/37	72,700	95,672
5% 5/15/37 (a)(b)	39,142	53,105
U.S. Treasury Notes:
0.75% 7/15/19	12,074	11,907
0.875% 6/15/19	26,866	26,594
1.125% 1/31/19	58,397	58,288
1.125% 7/31/21	29,606	28,697
1.125% 9/30/21	119,876	115,943
1.25% 10/31/21	40,000	38,872
1.375% 2/28/19	43,570	43,691
1.375% 12/15/19	46,112	46,011
1.375% 3/31/20	93,656	93,213
1.375% 4/30/20	4,172	4,148
1.375% 8/31/20	5,000	4,955
1.375% 1/31/21	27,500	27,111
1.375% 4/30/21	20,000	19,662
1.375% 5/31/21	20,000	19,641
1.5% 10/31/19	5,655	5,666
1.5% 1/31/22	46,220	45,326
1.5% 8/15/26	11,629	10,769
1.625% 6/30/19	51,223	51,559
1.625% 12/31/19	35,368	35,524
1.625% 6/30/20	4,710	4,713
1.625% 7/31/20	30,000	30,000
1.75% 9/30/19	54,087	54,573
1.75% 10/31/20	18,000	18,045
1.75% 12/31/20	119,701	119,788
1.75% 2/28/22	3,773	3,740
1.875% 1/31/22	10,819	10,804
1.875% 2/28/22	30,000	29,968
2% 9/30/20	107,107	108,391
2% 12/31/21	32,945	33,094
2% 7/31/22	18,845	18,855
2% 2/15/25	37,274	36,473
2% 8/15/25 (a)	35,960	35,039
2% 11/15/26	74,817	72,374
2.125% 6/30/21	22,000	22,274
2.125% 12/31/21	2,000	2,020
2.125% 6/30/22	1,146	1,154
2.125% 2/29/24	84,321	83,965
2.125% 5/15/25	38,251	37,710
2.25% 7/31/21	26,021	26,463
2.25% 1/31/24	70,482	70,782
2.25% 2/15/27	15,000	14,854
		1,957,953
Other Government Related - 1.9%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1.1156% 12/7/20 (NCUA Guaranteed) (c)	3,074	3,070
Series 2011-R4 Class 1A, 1.1456% 3/6/20 (NCUA Guaranteed) (c)	985	985
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	77,990
		82,045
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,112,243)		2,098,592

U.S. Government Agency - Mortgage Securities - 3.4%
Fannie Mae - 2.0%
2.458% 2/1/44 (c)	505	520
2.459% 4/1/44 (c)	694	712
2.474% 12/1/34 (c)	155	160
2.511% 2/1/44 (c)	410	422
2.54% 6/1/42 (c)	286	297
2.546% 3/1/35 (c)	77	79
2.556% 5/1/44 (c)	774	796
2.563% 3/1/36 (c)	355	370
2.576% 1/1/44 (c)	729	750
2.608% 2/1/33 (c)	50	51
2.63% 4/1/44 (c)	1,762	1,814
2.632% 7/1/35 (c)	58	61
2.646% 5/1/44 (c)	1,338	1,382
2.654% 10/1/33 (c)	110	113
2.666% 10/1/33 (c)	49	51
2.69% 3/1/37 (c)	115	120
2.699% 2/1/42 (c)	1,607	1,665
2.715% 2/1/36 (c)	47	50
2.73% 7/1/34 (c)	92	95
2.772% 1/1/42 (c)	1,251	1,296
2.798% 10/1/33 (c)	102	108
2.802% 6/1/36 (c)	142	149
2.833% 3/1/35 (c)	66	69
2.915% 11/1/33 (c)	81	84
2.943% 9/1/41 (c)	161	167
2.946% 7/1/35 (c)	172	178
2.956% 11/1/36 (c)	71	74
2.973% 11/1/40 (c)	124	131
2.975% 10/1/41 (c)	90	95
2.977% 5/1/36 (c)	98	103
3.187% 3/1/40 (c)	1,452	1,539
3.241% 7/1/41 (c)	250	263
3.364% 10/1/41 (c)	143	149
3.55% 7/1/41 (c)	333	348
4% 5/1/29 to 2/1/42	53,440	56,384
4.5% 11/1/25 to 4/1/39	8,065	8,629
5% 7/1/35	7,262	8,009
5.5% 1/1/29	1,541	1,714
6.5% 3/1/22 to 5/1/27	271	305
9.5% 10/1/20	8	8
11.5% 1/15/21	1	1
		89,311
Freddie Mac - 0.6%
2.57% 3/1/35 (c)	288	296
2.936% 5/1/37 (c)	188	196
2.997% 2/1/36 (c)	19	20
3% 2/1/31	11,016	11,354
3.026% 10/1/41 (c)	2,473	2,572
3.066% 9/1/41 (c)	1,603	1,690
3.07% 7/1/35 (c)	748	797
3.099% 10/1/42 (c)	1,009	1,067
3.14% 3/1/33 (c)	7	7
3.198% 9/1/41 (c)	192	201
3.231% 4/1/41 (c)	157	163
3.282% 6/1/41 (c)	202	213
3.295% 7/1/36 (c)	275	293
3.392% 5/1/41 (c)	162	172
3.626% 5/1/41 (c)	226	238
3.665% 6/1/41 (c)	223	235
3.887% 10/1/35 (c)	138	147
4.5% 5/1/39 to 10/1/41	2,942	3,185
5.5% 7/1/29	31	34
6% 1/1/24	1,105	1,197
9.5% 6/1/18 to 8/1/21	8	9
		24,086
Ginnie Mae - 0.8%
4.3% 8/20/61 (d)	3,436	3,521
4.649% 2/20/62 (d)	2,754	2,861
4.682% 2/20/62 (d)	3,541	3,674
4.684% 1/20/62 (d)	20,735	21,471
5.47% 8/20/59 (d)	246	248
6% 6/15/36	4,272	4,946
		36,721
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $149,817)		150,118

Collateralized Mortgage Obligations - 17.0%
U.S. Government Agency - 17.0%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.7583% 8/25/31 (c)	101	102
Series 2002-49 Class FB, 1.3806% 11/18/31 (c)	89	90
Series 2002-60 Class FV, 1.7783% 4/25/32 (c)	37	38
Series 2002-75 Class FA, 1.7783% 11/25/32 (c)	76	77
Series 2010-15 Class FJ, 1.7083% 6/25/36 (c)	5,849	5,934
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	1,589	1,673
Series 2005-27 Class NE, 5.5% 5/25/34	632	639
Series 2005-64 Class PX, 5.5% 6/25/35	1,746	1,892
Series 2005-68 Class CZ, 5.5% 8/25/35	4,458	4,995
Series 2006-45 Class OP, 6/25/36 (e)	812	709
Series 2010-118 Class PB, 4.5% 10/25/40	6,956	7,381
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	902	960
Series 2004-91 Class Z, 5% 12/25/34	5,636	6,196
Series 2005-117 Class JN, 4.5% 1/25/36	567	600
Series 2005-14 Class ZB, 5% 3/25/35	1,712	1,879
Series 2006-72 Class CY, 6% 8/25/26	3,583	3,887
Series 2009-59 Class HB, 5% 8/25/39	2,474	2,714
Series 2010-97 Class CX, 4.5% 9/25/25	10,927	11,770
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	298	17
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	433	23
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	3,846	451
Series 2010-39 Class FG, 1.6983% 3/25/36 (c)	3,647	3,725
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	1,041	69
Series 2012-27 Class EZ, 4.25% 3/25/42	7,175	7,675
Series 2016-26 Class CG, 3% 5/25/46	23,324	23,842
Freddie Mac:
floater:
Series 2530 Class FE, 1.37% 2/15/32 (c)	51	51
Series 2630 Class FL, 1.27% 6/15/18 (c)	17	17
Series 2682 Class FB, 1.67% 10/15/33 (c)	3,157	3,202
Series 2711 Class FC, 1.67% 2/15/33 (c)	1,734	1,759
planned amortization class:
Series 1141 Class G, 9% 9/15/21	37	41
Series 2682 Class LD, 4.5% 10/15/33	732	774
Series 3415 Class PC, 5% 12/15/37	529	564
Series 3763 Class QA, 4% 4/15/34	803	811
Series 3840 Class VA, 4.5% 9/15/27	4,014	4,182
Series 3857 Class ZP, 5% 5/15/41	2,918	3,426
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	7,983	8,927
Series 2587 Class AD, 4.71% 3/15/33	3,052	3,230
Series 2773 Class HC, 4.5% 4/15/19	215	219
Series 2877 Class ZD, 5% 10/15/34	6,806	7,467
Series 3007 Class EW, 5.5% 7/15/25	5,516	5,940
Series 3745 Class KV, 4.5% 12/15/26	6,562	7,079
Series 3806 Class L, 3.5% 2/15/26	8,900	9,368
Series 3871 Class KB, 5.5% 6/15/41	13,870	16,181
Series 3889 Class DZ, 4% 1/15/41	34,107	34,983
Series 3843 Class PZ, 5% 4/15/41	2,496	2,890
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	8,104	8,534
Series 4341 Class ML, 3.5% 11/15/31	10,816	11,296
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1.2606% 1/20/38 (c)	264	265
Series 2008-73 Class FA, 1.6406% 8/20/38 (c)	2,012	2,034
Series 2008-83 Class FB, 1.6806% 9/20/38 (c)	1,808	1,845
Series 2009-108 Class CF, 1.37% 11/16/39 (c)	1,195	1,203
Series 2011-H20 Class FA, 1.1967% 9/20/61 (c)(d)	9,074	9,056
Series 2011-H21 Class FA, 1.2467% 10/20/61 (c)(d)	6,060	6,059
Series 2012-H01 Class FA, 1.3467% 11/20/61 (c)(d)	5,194	5,210
Series 2012-H03 Class FA, 1.4717% 1/20/62 (c)(d)	3,281	3,291
Series 2012-H06 Class FA, 1.2767% 1/20/62 (c)(d)	4,893	4,897
Series 2012-H07 Class FA, 1.2767% 3/20/62 (c)(d)	3,028	3,031
Series 2012-H21 Class DF, 1.2967% 5/20/61 (c)(d)	5,105	5,113
Series 2013-H19:
Class FC, 1.3717% 8/20/63 (c)(d)	1,153	1,153
Class FD, 1.3717% 8/20/63 (c)(d)	3,016	3,015
Series 2014-H02 Class FB, 1.4217% 12/20/63 (c)(d)	37,527	37,588
Series 2014-H03 Class FA, 1.3717% 1/20/64 (c)(d)	14,761	14,757
Series 2015-H07 Class FA, 0.3% 3/20/65 (c)(d)	17,166	17,112
Series 2015-H13 Class FL, 1.0517% 5/20/63 (c)(d)	19,538	19,515
Series 2015-H19 Class FA, 0.9717% 4/20/63 (c)(d)	18,838	18,797
Series 2016-H20 Class FM, 1.1717% 12/20/62 (c)(d)	16,468	16,462
planned amortization class Series 2010-31 Class BP, 5% 3/20/40	11,191	12,368
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,097
Series 2013-H06 Class HA, 1.65% 1/20/63 (d)	5,507	5,490
Series 2013-H26 Class HA, 3.5% 9/20/63 (d)	45,422	46,796
Series 2014-H12 Class KA, 2.75% 5/20/64 (d)	5,972	6,033
Series 2016-H02 Class FM, 1.2717% 9/20/62 (c)(d)	22,561	22,564
Series 2016-H04 Class FE, 1.4217% 11/20/65 (c)(d)	5,577	5,583
Series 2010-169 Class Z, 4.5% 12/20/40	6,674	7,146
Series 2010-H15 Class TP, 5.15% 8/20/60 (d)	14,962	15,652
Series 2010-H17 Class XP, 5.2976% 7/20/60 (c)(d)	17,939	18,662
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(d)	14,674	15,283
Series 2012-64 Class KI, 3.5% 11/20/36	1,466	116
Series 2013-124:
Class ES, 7.6259% 4/20/39 (c)(g)	5,682	6,015
Class ST, 7.7593% 8/20/39 (c)(g)	11,471	12,438
Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	15,070	15,228
Series 2015-H21:
Class HA, 2.5% 6/20/63 (d)	47,135	47,594
Class JA, 2.5% 6/20/65 (d)	5,588	5,643
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(d)	44,258	43,951
Series 2016-H13 Class FB, 1.18% 5/20/66 (c)(d)	26,613	26,557
Series 2017-H06 Class FA, 1.17% 8/20/66 (c)(d)	23,810	23,836
Series 2090-118 Class XZ, 5% 12/20/39	13,745	15,621
		752,355
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $756,772)		752,355

Commercial Mortgage Securities - 4.6%
FMPRE Multifamily Agency floater Series 2017-KT01 Class A, 1.09% 2/25/20 (c)	43,722	43,735
Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18	34,545	34,860
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	3,986
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	5,591	5,903
Series K027 Class A2, 2.637% 1/25/23	6,437	6,518
Series K029 Class A2, 3.32% 2/25/23 (c)	3,110	3,260
Series K034 Class A1, 2.669% 2/25/23	12,819	13,021
Series K709 Class A2, 2.086% 3/25/19	17,210	17,331
Series K710 Class A2, 1.883% 5/25/19	16,814	16,861
Series K713 Class A2, 2.313% 3/25/20	5,437	5,500
Series K717 Class A2, 2.991% 9/25/21	4,531	4,676
Series K032 Class A1, 3.016% 2/25/23	21,645	22,223
Series K504 Class A2, 2.566% 9/25/20 (c)	3,629	3,696
Series K724 Class A1, 2.776% 3/25/23	19,621	19,988
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $201,792)		201,558

Foreign Government and Government Agency Obligations - 4.3%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	85,814
5.5% 12/4/23	48	57
5.5% 4/26/24	6,065	7,236
Jordanian Kingdom:
2.503% 10/30/20	41,050	42,039
3% 6/30/25	19,267	19,757
Ukraine Government 1.471% 9/29/21	34,809	34,095
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $177,317)		188,998
	Shares	Value (000s)

Fixed-Income Funds - 22.7%
Fidelity Mortgage Backed Securities Central Fund (h)
(Cost $968,200)	9,301,310	1,003,983

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.60% (i)
(Cost $35,046)	35,039,068	35,046
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $4,401,187)		4,430,650
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(14,243)
NET ASSETS - 100%		$4,416,407

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4% 3/1/47
(Proceeds $3,997)	$(3,800)	$(3,993)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
658 CBOT 10-Year U.S. Treasury Note Contracts (United States)	June 2017	81,972	$600
600 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2017	129,844	214
85 CBOT Long Term U.S. Treasury Bond Contracts (United States)	June 2017	12,891	195
TOTAL FUTURES CONTRACTS			$1,009

The face value of futures purchased as a percentage of Net Assets is 5.1%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)(1)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
CME	Mar. 2027	USD 24,100	1.75%	3-month LIBOR	$130	$0	$130
CME	Mar. 2047	1,200	2.25%	3-month LIBOR	22	0	22

TOTAL INTEREST RATE SWAPS					$152	$0	$152

 (1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,837,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,050,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$133
Fidelity Mortgage Backed Securities Central Fund	17,896
Total	$18,029

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,224,994	$17,896	$207,900	$1,003,983	16.0%
Total	$1,224,994	$17,896	$207,900	$1,003,983

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,098,592	$--	$2,098,592	$--
U.S. Government Agency - Mortgage Securities	150,118	--	150,118	--
Collateralized Mortgage Obligations	752,355	--	752,355	--
Commercial Mortgage Securities	201,558	--	201,558	--
Foreign Government and Government Agency Obligations	188,998	--	188,998	--
Fixed-Income Funds	1,003,983	1,003,983	--	--
Money Market Funds	35,046	35,046	--	--
Total Investments in Securities:	$4,430,650	$1,039,029	$3,391,621	$--
Derivative Instruments:
Assets
Futures Contracts	$1,009	$1,009	$--	$--
Swaps	152	--	152	--
Total Assets	$1,161	$1,009	$152	$--
Total Derivative Instruments:	$1,161	$1,009	$152	$--
Other Financial Instruments:
TBA Sale Commitments	$(3,993)	$--	$(3,993)	$--
Total Other Financial Instruments:	$(3,993)	$--	$(3,993)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$1,009	$0
Swaps(b)	152	0
Total Interest Rate Risk	1,161	0
Total Value of Derivatives	$1,161	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,397,941)	$3,391,621
Fidelity Central Funds (cost $1,003,246)	1,039,029
Total Investments (cost $4,401,187)		$4,430,650
Cash		999
Receivable for investments sold		30,028
Receivable for TBA sale commitments		3,997
Receivable for fund shares sold		5,099
Interest receivable		12,682
Distributions receivable from Fidelity Central Funds		37
Receivable for daily variation margin for derivative instruments		31
Other receivables		53
Total assets		4,483,576
Liabilities
Payable for investments purchased	$52,476
TBA sale commitments, at value	3,993
Payable for fund shares redeemed	8,547
Distributions payable	243
Accrued management fee	1,143
Distribution and service plan fees payable	148
Other affiliated payables	567
Other payables and accrued expenses	52
Total liabilities		67,169
Net Assets		$4,416,407
Net Assets consist of:
Paid in capital		$4,467,322
Distributions in excess of net investment income		(5,151)
Accumulated undistributed net realized gain (loss) on investments		(76,392)
Net unrealized appreciation (depreciation) on investments		30,628
Net Assets		$4,416,407
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($220,544 ÷ 21,566 shares)		$10.23
Maximum offering price per share (100/96.00 of $10.23)		$10.66
Class T:
Net Asset Value and redemption price per share ($166,605 ÷ 16,294 shares)		$10.22
Maximum offering price per share (100/96.00 of $10.22)		$10.65
Class C:
Net Asset Value and offering price per share ($78,352 ÷ 7,663 shares)(a)		$10.22
Government Income:
Net Asset Value, offering price and redemption price per share ($3,479,347 ÷ 340,790 shares)		$10.21
Class I:
Net Asset Value, offering price and redemption price per share ($471,559 ÷ 46,116 shares)		$10.23

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2017 (Unaudited)
Investment Income
Interest		$34,252
Income from Fidelity Central Funds		18,029
Total income		52,281
Expenses
Management fee	$7,249
Transfer agent fees	2,615
Distribution and service plan fees	965
Fund wide operations fee	940
Independent trustees' fees and expenses	10
Miscellaneous	8
Total expenses before reductions	11,787
Expense reductions	(1)	11,786
Net investment income (loss)		40,495
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,525)
Fidelity Central Funds	(2,747)
Futures contracts	(3,788)
Swaps	(1,749)
Total net realized gain (loss)		(9,809)
Change in net unrealized appreciation (depreciation) on: Investment securities	(162,655)
Futures contracts	1,021
Swaps	(313)
Delayed delivery commitments	(28)
Total change in net unrealized appreciation (depreciation)		(161,975)
Net gain (loss)		(171,784)
Net increase (decrease) in net assets resulting from operations		$(131,289)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,495	$71,092
Net realized gain (loss)	(9,809)	16,993
Change in net unrealized appreciation (depreciation)	(161,975)	104,347
Net increase (decrease) in net assets resulting from operations	(131,289)	192,432
Distributions to shareholders from net investment income	(37,244)	(77,548)
Distributions to shareholders from net realized gain	(34,956)	(39,904)
Total distributions	(72,200)	(117,452)
Share transactions - net increase (decrease)	(321,438)	502,872
Total increase (decrease) in net assets	(524,927)	577,852
Net Assets
Beginning of period	4,941,334	4,363,482
End of period	$4,416,407	$4,941,334
Other Information
Distributions in excess of net investment income end of period	$(5,151)	$(8,402)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class A

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.50	$10.47	$10.20	$10.97	$10.90
Income from Investment Operations
Net investment income (loss)A	.076	.135	.126	.138	.105	.141
Net realized and unrealized gain (loss)	(.361)	.270	.048	.278	(.454)	.327
Total from investment operations	(.285)	.405	.174	.416	(.349)	.468
Distributions from net investment income	(.069)	(.150)	(.116)	(.139)	(.099)	(.135)
Distributions from net realized gain	(.076)	(.095)	(.028)	(.007)	(.322)	(.263)
Total distributions	(.145)	(.245)	(.144)	(.146)	(.421)	(.398)
Net asset value, end of period	$10.23	$10.66	$10.50	$10.47	$10.20	$10.97
Total ReturnB,C,D	(2.68)%	3.92%	1.67%	4.10%	(3.29)%	4.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.76%	.77%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.77%G	.76%	.77%	.77%	.77%	.77%
Expenses net of all reductions	.77%G	.76%	.77%	.77%	.77%	.77%
Net investment income (loss)	1.48%G	1.28%	1.20%	1.34%	.99%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$221	$261	$222	$246	$291	$380
Portfolio turnover rateH	182%G	93%	83%	131%	192%	222%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class T

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.50	$10.47	$10.20	$10.97	$10.90
Income from Investment Operations
Net investment income (loss)A	.076	.135	.127	.140	.107	.143
Net realized and unrealized gain (loss)	(.371)	.270	.048	.277	(.454)	.327
Total from investment operations	(.295)	.405	.175	.417	(.347)	.470
Distributions from net investment income	(.069)	(.150)	(.117)	(.140)	(.101)	(.137)
Distributions from net realized gain	(.076)	(.095)	(.028)	(.007)	(.322)	(.263)
Total distributions	(.145)	(.245)	(.145)	(.147)	(.423)	(.400)
Net asset value, end of period	$10.22	$10.66	$10.50	$10.47	$10.20	$10.97
Total ReturnB,C,D	(2.78)%	3.92%	1.68%	4.12%	(3.27)%	4.41%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.76%	.76%	.76%	.75%	.75%
Expenses net of fee waivers, if any	.77%G	.76%	.76%	.76%	.75%	.75%
Expenses net of all reductions	.77%G	.76%	.76%	.76%	.75%	.75%
Net investment income (loss)	1.48%G	1.28%	1.20%	1.36%	1.01%	1.32%
Supplemental Data
Net assets, end of period (in millions)	$167	$197	$181	$196	$228	$309
Portfolio turnover rateH	182%G	93%	83%	131%	192%	222%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class C

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.50	$10.47	$10.20	$10.96	$10.90
Income from Investment Operations
Net investment income (loss)A	.036	.053	.044	.059	.025	.060
Net realized and unrealized gain (loss)	(.371)	.270	.048	.278	(.443)	.318
Total from investment operations	(.335)	.323	.092	.337	(.418)	.378
Distributions from net investment income	(.029)	(.068)	(.034)	(.060)	(.020)	(.055)
Distributions from net realized gain	(.076)	(.095)	(.028)	(.007)	(.322)	(.263)
Total distributions	(.105)	(.163)	(.062)	(.067)	(.342)	(.318)
Net asset value, end of period	$10.22	$10.66	$10.50	$10.47	$10.20	$10.96
Total ReturnB,C,D	(3.15)%	3.12%	.88%	3.32%	(3.93)%	3.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.54%	1.55%	1.54%	1.52%	1.51%
Expenses net of fee waivers, if any	1.55%G	1.54%	1.55%	1.54%	1.52%	1.51%
Expenses net of all reductions	1.55%G	1.54%	1.55%	1.54%	1.52%	1.51%
Net investment income (loss)	.70%G	.50%	.42%	.57%	.24%	.56%
Supplemental Data
Net assets, end of period (in millions)	$78	$94	$54	$58	$73	$98
Portfolio turnover rateH	182%G	93%	83%	131%	192%	222%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.65	$10.48	$10.45	$10.18	$10.95	$10.88
Income from Investment Operations
Net investment income (loss)A	.092	.167	.159	.171	.138	.175
Net realized and unrealized gain (loss)	(.371)	.281	.048	.278	(.453)	.328
Total from investment operations	(.279)	.448	.207	.449	(.315)	.503
Distributions from net investment income	(.085)	(.183)	(.149)	(.172)	(.133)	(.170)
Distributions from net realized gain	(.076)	(.095)	(.028)	(.007)	(.322)	(.263)
Total distributions	(.161)	(.278)	(.177)	(.179)	(.455)	(.433)
Net asset value, end of period	$10.21	$10.65	$10.48	$10.45	$10.18	$10.95
Total ReturnB,C	(2.63)%	4.35%	1.99%	4.45%	(2.99)%	4.73%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.80%F	1.59%	1.51%	1.66%	1.31%	1.62%
Supplemental Data
Net assets, end of period (in millions)	$3,479	$3,896	$3,489	$3,157	$3,412	$4,313
Portfolio turnover rateG	182%F	93%	83%	131%	192%	222%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class I

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.50	$10.47	$10.20	$10.97	$10.90
Income from Investment Operations
Net investment income (loss)A	.090	.162	.154	.166	.133	.169
Net realized and unrealized gain (loss)	(.361)	.271	.048	.277	(.454)	.327
Total from investment operations	(.271)	.433	.202	.443	(.321)	.496
Distributions from net investment income	(.083)	(.178)	(.144)	(.166)	(.127)	(.163)
Distributions from net realized gain	(.076)	(.095)	(.028)	(.007)	(.322)	(.263)
Total distributions	(.159)	(.273)	(.172)	(.173)	(.449)	(.426)
Net asset value, end of period	$10.23	$10.66	$10.50	$10.47	$10.20	$10.97
Total ReturnB,C	(2.55)%	4.19%	1.94%	4.38%	(3.03)%	4.66%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.51%	.51%	.51%
Expenses net of all reductions	.50%F	.50%	.50%	.51%	.51%	.51%
Net investment income (loss)	1.75%F	1.54%	1.46%	1.61%	1.26%	1.56%
Supplemental Data
Net assets, end of period (in millions)	$472	$494	$412	$298	$296	$334
Portfolio turnover rateG	182%F	93%	83%	131%	192%	222%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

In March 2017, the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swap Agreements	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$38,179
Gross unrealized depreciation	(60,556)
Net unrealized appreciation (depreciation) on securities	$(22,377)
Tax cost	$4,453,027

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(3,788)	$1,021
Swaps	(1,749)	(313)
Totals	$(5,537)	$708

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $52,705 and $207,900, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$305	$5
Class T	-%	.25%	223	113
Class C	.75%	.25%	437	104
			$965	$222

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13
Class T	2
Class C(a)	7
$22

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income. FIIOC receives an asset-based fee of .10% of Government Income's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$199.16
Class T	144.16
Class C	81.19
Government Income	1,847.10
Class I	344.14
	$2,615

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $131.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016
From net investment income
Class A	$1,621	$3,406
Class T	1,185	2,723
Class B	–	26
Class C	242	480
Government Income	30,326	63,334
Class I	3,870	7,579
Total	$37,244	$77,548
From net realized gain
Class A	$1,831	$2,025
Class T	1,339	1,660
Class B	–	49
Class C	658	503
Government Income	27,600	31,846
Class I	3,528	3,821
Total	$34,956	$39,904

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016	Six months ended February 28, 2017	Year ended August 31, 2016
Class A
Shares sold	2,773	12,026	$28,771	$126,485
Reinvestment of distributions	320	498	3,316	5,224
Shares redeemed	(6,033)	(9,122)	(62,174)	(95,982)
Net increase (decrease)	(2,940)	3,402	$(30,087)	$35,727
Class T
Shares sold	2,310	6,849	$23,908	$71,986
Reinvestment of distributions	233	404	2,412	4,234
Shares redeemed	(4,681)	(6,031)	(48,530)	(63,433)
Net increase (decrease)	(2,138)	1,222	$(22,210)	$12,787
Class B
Shares sold	–	17	$–	$174
Reinvestment of distributions	–	6	–	62
Shares redeemed	–	(584)	–	(6,152)
Net increase (decrease)	–	(561)	$–	$(5,916)
Class C
Shares sold	748	5,790	$7,784	$60,776
Reinvestment of distributions	79	81	822	844
Shares redeemed	(1,982)	(2,223)	(20,375)	(23,431)
Net increase (decrease)	(1,155)	3,648	$(11,769)	$38,189
Government Income
Shares sold	46,977	91,465	$482,731	$961,380
Reinvestment of distributions	5,380	8,754	55,649	91,724
Shares redeemed	(77,472)	(67,217)	(793,996)	(705,341)
Net increase (decrease)	(25,115)	33,002	$(255,616)	$347,763
Class I
Shares sold	6,319	14,937	$65,183	$157,175
Reinvestment of distributions	692	1,055	7,163	11,077
Shares redeemed	(7,188)	(8,950)	(74,102)	(93,930)
Net increase (decrease)	(177)	7,042	$(1,756)	$74,322

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Class A	.77%
Actual		$1,000.00	$973.20	$3.77
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class T	.77%
Actual		$1,000.00	$972.20	$3.77
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class C	1.55%
Actual		$1,000.00	$968.50	$7.57
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Government Income	.45%
Actual		$1,000.00	$973.70	$2.20
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$974.50	$2.45
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AGVT-SANN-0417
1.834245.110

Fidelity® Intermediate Government Income Fund Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of February 28, 2017

	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	6.2	14.4
1 - 1.99%	40.1	37.6
2 - 2.99%	32.5	25.8
3 - 3.99%	5.3	8.1
4 - 4.99%	3.7	3.2
5 - 5.99%	8.4	8.2
6 - 6.99%	0.7	0.7
7 - 7.99%	0.7	0.3
8% and above	0.0	0.4

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*,**
Mortgage Securities	4.9%
CMOs and Other Mortgage Related Securities	26.0%
U.S. Treasury Obligations	60.1%
U.S. Government Agency Obligations***	3.3%
Foreign Government & Government Agency Obligations	5.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 5.4%

 ** Futures and Swaps - 7.9%

 *** Includes NCUA Guaranteed Notes

As of August 31, 2016*,**
Mortgage Securities	6.8%
CMOs and Other Mortgage Related Securities	23.6%
U.S. Treasury Obligations	63.6%
U.S. Government Agency Obligations***	3.0%
Foreign Government & Government Agency Obligations	4.6%
Short-Term Investments and Net Other Assets (Liabilities)†	(1.6)%

 * Foreign investments - 4.6%

 ** Futures and Swaps - 3.7%

 *** Includes NCUA Guaranteed Notes

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 63.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.8%
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	93	98
Tennessee Valley Authority 1.75% 10/15/18	4,850	4,889
		4,987
U.S. Treasury Inflation-Protected Obligations - 1.4%
U.S. Treasury Inflation-Indexed Notes 0.375% 1/15/27	8,621	8,646
U.S. Treasury Obligations - 58.7%
U.S. Treasury Notes:
0.875% 6/15/19	$24,049	$23,806
1.125% 7/31/21	1,375	1,333
1.125% 9/30/21	22,860	22,110
1.25% 10/31/21	5,500	5,345
1.375% 12/15/19	6,610	6,596
1.375% 2/15/20	11,000	10,964
1.375% 3/31/20	11,714	11,659
1.375% 1/31/21	10,000	9,859
1.5% 10/31/19	17,491	17,524
1.5% 1/31/22	29,426	28,857
1.5% 8/15/26	174	161
1.625% 6/30/19	13,881	13,972
1.625% 12/31/19	9,696	9,739
1.625% 7/31/20	3,000	3,000
1.75% 9/30/19	3,935	3,970
1.75% 10/31/20	5,000	5,013
1.75% 12/31/20	12,412	12,421
1.75% 2/28/22	1,077	1,068
1.75% 4/30/22	2,240	2,218
1.875% 1/31/22	2,474	2,471
1.875% 2/28/22	8,000	7,992
2% 9/30/20	29,119	29,468
2% 12/31/21	489	491
2% 2/15/25 (a)	43,886	42,930
2% 8/15/25	3,283	3,199
2% 11/15/26	1,556	1,505
2.125% 6/30/22	327	329
2.125% 2/29/24	17,950	17,874
2.125% 5/15/25	3,629	3,578
2.25% 7/31/21	35,982	36,593
2.25% 1/31/24	19,183	19,265
2.25% 2/15/27	3,000	2,971
		358,281
Other Government Related - 2.5%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1.1156% 12/7/20 (NCUA Guaranteed) (b)	725	724
Series 2011-R1 Class 1A, 1.2156% 1/8/20 (NCUA Guaranteed) (b)	1,670	1,670
Series 2011-R4 Class 1A, 1.1456% 3/6/20 (NCUA Guaranteed) (b)	213	213
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,647
		15,254
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $390,138)		387,168

U.S. Government Agency - Mortgage Securities - 4.9%
Fannie Mae - 2.7%
2.458% 2/1/44 (b)	82	85
2.459% 4/1/44 (b)	113	116
2.474% 12/1/34 (b)	15	16
2.511% 2/1/44 (b)	67	68
2.546% 3/1/35 (b)	10	10
2.556% 5/1/44 (b)	126	129
2.576% 1/1/44 (b)	118	122
2.608% 2/1/33 (b)	5	6
2.615% 10/1/35 (b)	9	9
2.63% 4/1/44 (b)	286	295
2.632% 7/1/35 (b)	7	7
2.646% 5/1/44 (b)	217	225
2.666% 10/1/33 (b)	6	6
2.681% 7/1/36 (b)	53	56
2.69% 3/1/37 (b)	11	11
2.699% 2/1/42 (b)	435	451
2.715% 1/1/35 (b)	52	54
2.715% 2/1/36 (b)	4	5
2.73% 7/1/34 (b)	11	11
2.772% 1/1/42 (b)	331	343
2.798% 10/1/33 (b)	13	14
2.802% 6/1/36 (b)	13	14
2.815% 9/1/36 (b)	14	15
2.833% 3/1/35 (b)	8	8
2.886% 2/1/37 (b)	149	157
2.915% 11/1/33 (b)	8	9
2.918% 3/1/33 (b)	27	28
2.946% 7/1/35 (b)	13	14
2.956% 11/1/36 (b)	71	74
2.977% 5/1/36 (b)	10	10
3.008% 4/1/36 (b)	79	85
3.151% 6/1/47 (b)	27	28
3.187% 3/1/40 (b)	336	357
3.265% 8/1/35 (b)	121	126
4% 5/1/29	7,850	8,283
4% 3/1/47 (c)	300	315
4.5% 11/1/25	657	699
5% 1/1/22 to 7/1/35	1,296	1,428
5.5% 10/1/20 to 1/1/29	1,359	1,458
6% 2/1/34 to 3/1/34	334	380
6.5% 4/1/17 to 8/1/36	1,134	1,299
10.25% 10/1/18	0	0
		16,826
Freddie Mac - 0.9%
2.57% 3/1/35 (b)	28	29
2.607% 6/1/33 (b)	79	83
2.677% 7/1/35 (b)	368	382
2.743% 4/1/34 (b)	293	309
2.792% 2/1/37 (b)	21	22
2.838% 8/1/37 (b)	32	34
2.85% 7/1/35 (b)	60	63
2.925% 6/1/37 (b)	12	12
2.936% 5/1/37 (b)	18	19
2.95% 3/1/37 (b)	7	7
2.968% 11/1/35 (b)	75	78
2.997% 2/1/36 (b)	3	3
3% 2/1/31	1,912	1,970
3.026% 10/1/41 (b)	400	417
3.065% 10/1/35 (b)	51	54
3.066% 9/1/41 (b)	451	476
3.07% 7/1/35 (b)	76	81
3.071% 10/1/36 (b)	106	112
3.099% 10/1/42 (b)	272	288
3.14% 3/1/33 (b)	1	1
3.199% 5/1/37 (b)	266	279
3.22% 4/1/37 (b)	4	4
3.221% 5/1/37 (b)	76	79
3.29% 6/1/37 (b)	64	66
3.295% 7/1/36 (b)	27	29
3.32% 4/1/37 (b)	15	16
3.887% 10/1/35 (b)	13	14
6% 1/1/24	234	254
6.5% 12/1/21	63	67
9.5% 1/1/20 to 8/1/21	8	8
10% 11/1/18 to 3/1/21	8	9
10.5% 1/1/21	1	1
11% 9/1/20	1	1
		5,267
Ginnie Mae - 1.3%
4.3% 8/20/61 (d)	718	736
4.649% 2/20/62 (d)	580	602
4.682% 2/20/62 (d)	740	768
4.684% 1/20/62 (d)	4,463	4,621
5.47% 8/20/59 (d)	52	52
6% 6/15/36	887	1,027
8% 12/15/23	65	74
10.5% 12/15/17 to 10/15/21	33	36
11% 7/20/18 to 1/20/21	6	6
		7,922
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $29,768)		30,015

Collateralized Mortgage Obligations - 21.0%
U.S. Government Agency - 21.0%
Fannie Mae:
floater:
Series 1994-42 Class FK, 2.05% 4/25/24 (b)	437	439
Series 2001-38 Class QF, 1.7583% 8/25/31 (b)	94	96
Series 2002-60 Class FV, 1.7783% 4/25/32 (b)	19	19
Series 2002-74 Class FV, 1.2283% 11/25/32 (b)	1,001	1,005
Series 2002-75 Class FA, 1.7783% 11/25/32 (b)	38	39
Series 2010-15 Class FJ, 1.7083% 6/25/36 (b)	1,266	1,284
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	2	2
Series 2003-28 Class KG, 5.5% 4/25/23	189	202
Series 2005-19 Class PA, 5.5% 7/25/34	342	361
Series 2005-27 Class NE, 5.5% 5/25/34	133	135
Series 2005-64 Class PX, 5.5% 6/25/35	377	408
Series 2005-68 Class CZ, 5.5% 8/25/35	909	1,019
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	2	2
Series 2003-117 Class MD, 5% 12/25/23	190	202
Series 2004-52 Class KZ, 5.5% 7/25/34	2,126	2,373
Series 2004-91 Class Z, 5% 12/25/34	1,247	1,371
Series 2009-59 Class HB, 5% 8/25/39	517	568
Series 2010-97 Class CX, 4.5% 9/25/25	1,693	1,824
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	887	104
Series 2010-39 Class FG, 1.6983% 3/25/36 (b)	786	803
Series 2011-67 Class AI, 4% 7/25/26 (e)	231	23
Series 2016-26 Class CG, 3% 5/25/46	2,980	3,046
Freddie Mac:
floater:
Series 2526 Class FC, 1.17% 11/15/32 (b)	166	166
Series 2630 Class FL, 1.27% 6/15/18 (b)	2	2
Series 2711 Class FC, 1.67% 2/15/33 (b)	374	380
floater planned amortization class Series 2770 Class FH, 1.17% 3/15/34 (b)	396	396
planned amortization class:
Series 2425 Class JH, 6% 3/15/17	0	0
Series 2802 Class OB, 6% 5/15/34	480	529
Series 3415 Class PC, 5% 12/15/37	149	159
Series 3763 Class QA, 4% 4/15/34	167	169
Series 3840 Class VA, 4.5% 9/15/27	672	700
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	503	556
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,674	1,872
Series 2004-2862 Class NE, 5% 9/15/24	3,336	3,530
Series 2145 Class MZ, 6.5% 4/15/29	541	616
Series 2357 Class ZB, 6.5% 9/15/31	304	348
Series 2877 Class ZD, 5% 10/15/34	1,500	1,646
Series 2998 Class LY, 5.5% 7/15/25	165	178
Series 3007 Class EW, 5.5% 7/15/25	699	753
Series 3745 Class KV, 4.5% 12/15/26	1,122	1,210
Series 3806 Class L, 3.5% 2/15/26	1,400	1,474
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	1,228	1,293
Series 4341 Class ML, 3.5% 11/15/31	1,580	1,650
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1.2806% 7/20/37 (b)	228	229
Series 2008-2 Class FD, 1.2606% 1/20/38 (b)	55	56
Series 2009-108 Class CF, 1.37% 11/16/39 (b)	248	249
Series 2009-116 Class KF, 1.3% 12/16/39 (b)	177	178
Series 2010-H17 Class FA, 1.1061% 7/20/60 (b)(d)	2,387	2,364
Series 2010-H18 Class AF, 0.9467% 9/20/60 (b)(d)	2,875	2,845
Series 2010-H19 Class FG, 1.0717% 8/20/60 (b)(d)	3,178	3,146
Series 2010-H27 Series FA, 1.1517% 12/20/60 (b)(d)	861	854
Series 2011-H05 Class FA, 1.2717% 12/20/60 (b)(d)	1,644	1,638
Series 2011-H07 Class FA, 1.1467% 2/20/61 (b)(d)	3,181	3,172
Series 2011-H12 Class FA, 1.1367% 2/20/61 (b)(d)	3,616	3,604
Series 2011-H13 Class FA, 1.1467% 4/20/61 (b)(d)	1,328	1,323
Series 2011-H14:
Class FB, 1.2717% 5/20/61 (b)(d)	1,506	1,501
Class FC, 1.2717% 5/20/61 (b)(d)	1,365	1,360
Series 2011-H17 Class FA, 1.3017% 6/20/61 (b)(d)	1,754	1,750
Series 2011-H21 Class FA, 1.2467% 10/20/61 (b)(d)	1,739	1,739
Series 2012-H01 Class FA, 1.3467% 11/20/61 (b)(d)	1,491	1,495
Series 2012-H03 Class FA, 1.4717% 1/20/62 (b)(d)	945	948
Series 2012-H06 Class FA, 1.2767% 1/20/62 (b)(d)	1,403	1,404
Series 2012-H07 Class FA, 1.2767% 3/20/62 (b)(d)	872	873
Series 2012-H21 Class DF, 1.2967% 5/20/61 (b)(d)	751	752
Series 2015-H13 Class FL, 1.0517% 5/20/63 (b)(d)	3,368	3,364
Series 2015-H19 Class FA, 0.9717% 4/20/63 (b)(d)	3,227	3,220
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	1,810	2,000
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	550	69
Series 2011-68 Class EC, 3.5% 4/20/41	1,047	1,093
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (d)	891	889
Series 2014-H12 Class KA, 2.75% 5/20/64 (d)	1,001	1,011
Series 2016-H02 Class FM, 1.2717% 9/20/62 (b)(d)	3,425	3,426
Series 2016-H04 Class FE, 1.4217% 11/20/65 (b)(d)	1,080	1,081
Series 2010-169 Class Z, 4.5% 12/20/40	974	1,043
Series 2010-H15 Class TP, 5.15% 8/20/60 (d)	3,235	3,384
Series 2010-H17 Class XP, 5.2976% 7/20/60 (b)(d)	3,797	3,950
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(d)	3,089	3,217
Series 2012-64 Class KI, 3.5% 11/20/36	315	25
Series 2013-124:
Class ES, 7.6259% 4/20/39 (b)(f)	1,160	1,227
Class ST, 7.7593% 8/20/39 (b)(f)	2,341	2,538
Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	3,406	3,442
Series 2015-H21:
Class HA, 2.5% 6/20/63 (d)	10,198	10,297
Class JA, 2.5% 6/20/65 (d)	946	955
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(d)	7,400	7,349
Series 2016-H13 Class FB, 1.18% 5/20/66 (b)(d)	4,068	4,060
Series 2017-H06 Class FA, 1.17% 8/20/66 (b)(d)	3,749	3,753
Series 2090-118 Class XZ, 5% 12/20/39	2,178	2,475
		128,300
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $128,590)		128,300

Commercial Mortgage Securities - 5.0%
FMPRE Multifamily Agency floater Series 2017-KT01 Class A, 1.09% 2/25/20 (b)	6,130	6,132
Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18	4,783	4,827
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	780	831
sequential payer:
Series K027 Class A2, 2.637% 1/25/23	1,098	1,112
Series K029 Class A2, 3.32% 2/25/23 (b)	524	549
Series K034 Class A1, 2.669% 2/25/23	2,729	2,772
Series K709 Class A2, 2.086% 3/25/19	2,390	2,407
Series K710 Class A2, 1.883% 5/25/19	2,438	2,445
Series K713 Class A2, 2.313% 3/25/20	804	813
Series K717 Class A2, 2.991% 9/25/21	670	692
Series K032 Class A1, 3.016% 2/25/23	4,607	4,731
Series K504 Class A2, 2.566% 9/25/20 (b)	367	374
Series K724 Class A1, 2.776% 3/25/23	2,885	2,939
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $30,634)		30,624

Foreign Government and Government Agency Obligations - 5.4%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	4,551	5,404
5.5% 12/4/23	10,710	12,759
5.5% 4/26/24	1,100	1,312
Jordanian Kingdom:
2.503% 10/30/20	8,609	8,816
3% 6/30/25	3,329	3,414
Ukraine Government 1.471% 9/29/21	1,400	1,371
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $31,445)		33,076
	Shares	Value (000s)

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.60% (g)
(Cost $14,623)	14,620,442	14,623
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $625,198)		623,806
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(12,648)
NET ASSETS - 100%		$611,158

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
222 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2017	48,042	$67

The face value of futures purchased as a percentage of Net Assets is 7.9%

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $150,000.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$18
Total	$18

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$387,168	$--	$387,168	$--
U.S. Government Agency - Mortgage Securities	30,015	--	30,015	--
Collateralized Mortgage Obligations	128,300	--	128,300	--
Commercial Mortgage Securities	30,624	--	30,624	--
Foreign Government and Government Agency Obligations	33,076	--	33,076	--
Money Market Funds	14,623	14,623	--	--
Total Investments in Securities:	$623,806	$14,623	$609,183	$--
Derivative Instruments:
Assets
Futures Contracts	$67	$67	$--	$--
Total Assets	$67	$67	$--	$--
Total Derivative Instruments:	$67	$67	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$67	$0
Total Interest Rate Risk	67	0
Total Value of Derivatives	$67	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $610,575)	$609,183
Fidelity Central Funds (cost $14,623)	14,623
Total Investments (cost $625,198)		$623,806
Receivable for investments sold		11,027
Receivable for fund shares sold		565
Interest receivable		1,915
Distributions receivable from Fidelity Central Funds		2
Total assets		637,315
Liabilities
Payable to custodian bank	$111
Payable for investments purchased
Regular delivery	24,682
Delayed delivery	316
Payable for fund shares redeemed	771
Distributions payable	43
Accrued management fee	158
Payable for daily variation margin for derivative instruments	2
Other affiliated payables	74
Total liabilities		26,157
Net Assets		$611,158
Net Assets consist of:
Paid in capital		$616,184
Distributions in excess of net investment income		(346)
Accumulated undistributed net realized gain (loss) on investments		(3,355)
Net unrealized appreciation (depreciation) on investments		(1,325)
Net Assets, for 58,362 shares outstanding		$611,158
Net Asset Value, offering price and redemption price per share ($611,158 ÷ 58,362 shares)		$10.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2017 (Unaudited)
Investment Income
Interest		$5,634
Income from Fidelity Central Funds		18
Total income		5,652
Expenses
Management fee	$1,044
Transfer agent fees	337
Fund wide operations fee	135
Independent trustees' fees and expenses	1
Miscellaneous	3
Total expenses before reductions	1,520
Expense reductions	–	1,520
Net investment income (loss)		4,132
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,155)
Fidelity Central Funds	(1)
Futures contracts	(253)
Total net realized gain (loss)		(2,409)
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,979)
Futures contracts	92
Total change in net unrealized appreciation (depreciation)		(12,887)
Net gain (loss)		(15,296)
Net increase (decrease) in net assets resulting from operations		$(11,164)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,132	$8,847
Net realized gain (loss)	(2,409)	6,218
Change in net unrealized appreciation (depreciation)	(12,887)	3,497
Net increase (decrease) in net assets resulting from operations	(11,164)	18,562
Distributions to shareholders from net investment income	(4,162)	(9,192)
Distributions to shareholders from net realized gain	(5,795)	(4,324)
Total distributions	(9,957)	(13,516)
Share transactions
Proceeds from sales of shares	25,860	154,812
Reinvestment of distributions	9,335	12,650
Cost of shares redeemed	(124,053)	(191,359)
Net increase (decrease) in net assets resulting from share transactions	(88,858)	(23,897)
Total increase (decrease) in net assets	(109,979)	(18,851)
Net Assets
Beginning of period	721,137	739,988
End of period	$611,158	$721,137
Other Information
Distributions in excess of net investment income end of period	$(346)	$(316)
Shares
Sold	2,441	14,435
Issued in reinvestment of distributions	880	1,181
Redeemed	(11,790)	(17,853)
Net increase (decrease)	(8,469)	(2,237)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Government Income Fund

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.79	$10.71	$10.68	$10.58	$11.09	$11.12
Income from Investment Operations
Net investment income (loss)A	.065	.130	.144	.133	.116	.128
Net realized and unrealized gain (loss)	(.232)	.148	.016	.153	(.294)	.159
Total from investment operations	(.167)	.278	.160	.286	(.178)	.287
Distributions from net investment income	(.065)	(.135)	(.130)	(.130)	(.116)	(.129)
Distributions from net realized gain	(.088)	(.063)	–	(.056)	(.216)	(.188)
Total distributions	(.153)	(.198)	(.130)	(.186)	(.332)	(.317)
Net asset value, end of period	$10.47	$10.79	$10.71	$10.68	$10.58	$11.09
Total ReturnB,C	(1.56)%	2.62%	1.50%	2.72%	(1.66)%	2.63%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.23%F	1.21%	1.34%	1.25%	1.07%	1.16%
Supplemental Data
Net assets, end of period (in millions)	$611	$721	$740	$823	$916	$1,132
Portfolio turnover rateG	131%F	117%	71%	153%	179%	198%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, deferred trustees compensation, and losses deferred due to wash sales and futures transactions.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,446
Gross unrealized depreciation	(5,663)
Net unrealized appreciation (depreciation) on securities	$(1,217)
Tax cost	$625,023

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(253) and a change in net unrealized appreciation (depreciation) of $92 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,400 and $0, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses in the amount of less than five hundred dollars.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Actual	.45%	$1,000.00	$984.40	$2.21
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2015.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SLM-SANN-0417
1.844597.111

Fidelity Advisor® Total Bond Fund -
Class A, Class T (to be named Class M), Class C, Class I and Class Z

Semi-Annual Report

February 28, 2017

Class A, Class T, Class C, Class I and Class Z are classes of Fidelity® Total Bond Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-877-208-0098 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	49.3%
AAA	1.4%
AA	1.3%
A	5.4%
BBB	21.7%
BB and Below	17.8%
Not Rated	1.0%
Short-Term Investments and Net Other Assets	2.1%

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	39.2%
AAA	2.0%
AA	2.1%
A	7.3%
BBB	23.2%
BB and Below	20.8%
Not Rated	1.0%
Equities	0.1%
Short-Term Investments and Net Other Assets	4.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*,**
Corporate Bonds	35.5%
U.S. Government and U.S. Government Agency Obligations	49.3%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	3.1%
Municipal Bonds	1.6%
Other Investments	7.7%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 11.4%

 ** Futures and Swaps - 0.0%

As of August 31, 2016*,**
Corporate Bonds	42.2%
U.S. Government and U.S. Government Agency Obligations	39.2%
Asset-Backed Securities	0.5%
CMOs and Other Mortgage Related Securities	4.5%
Municipal Bonds	1.8%
Stocks	0.1%
Other Investments	7.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.3%

 * Foreign investments - 11.7%

 ** Futures and Swaps - 0.1%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 28, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.5%
		Principal Amount(a)	Value
CONSUMER DISCRETIONARY - 3.9%
Auto Components - 0.1%
IHO Verwaltungs GmbH 4.125% 9/15/21 pay-in-kind (a)(b)(c)		$1,635,000	$1,651,841
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)		3,045,000	3,193,444
Metalsa SA de CV 4.9% 4/24/23 (b)		4,535,000	4,353,600
Tenedora Nemak SA de CV 5.5% 2/28/23(b)		3,485,000	3,554,700
Tenneco, Inc. 5% 7/15/26		2,746,000	2,752,865
Tupy Overseas SA 6.625% 7/17/24 (b)		530,000	524,700
ZF North America Capital, Inc. 4.75% 4/29/25 (b)		5,910,000	6,087,300
			22,118,450
Automobiles - 0.8%
General Motors Co.:
3.5% 10/2/18		9,215,000	9,426,162
5.2% 4/1/45		10,682,000	10,754,670
6.25% 10/2/43		1,543,000	1,758,594
6.6% 4/1/36		9,383,000	11,022,032
6.75% 4/1/46		15,744,000	19,130,251
General Motors Financial Co., Inc.:
2.625% 7/10/17		2,955,000	2,966,876
3.15% 1/15/20		27,252,000	27,773,658
3.2% 7/13/20		20,200,000	20,587,335
3.25% 5/15/18		4,810,000	4,890,264
3.5% 7/10/19		10,761,000	11,063,018
4% 1/15/25		18,085,000	18,220,909
4.2% 3/1/21		26,269,000	27,528,704
4.25% 5/15/23		5,420,000	5,618,047
4.375% 9/25/21		47,963,000	50,574,394
4.75% 8/15/17		5,050,000	5,123,584
			226,438,498
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,227,478
4.25% 6/15/23		8,466,000	9,049,316
The ServiceMaster Co. 5.125% 11/15/24 (b)		3,015,000	3,067,763
			13,344,557
Hotels, Restaurants & Leisure - 0.5%
Aramark Services, Inc.:
4.75% 6/1/26		6,175,000	6,190,438
5.125% 1/15/24		2,520,000	2,639,952
Carlson Travel, Inc.:
6.75% 12/15/23 (b)		765,000	801,338
9.5% 12/15/24 (b)		1,860,000	1,990,200
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,100,000	1,109,625
FelCor Lodging LP 5.625% 3/1/23		135,000	141,396
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26		880,000	920,700
Hilton Escrow Issuer LLC 4.25% 9/1/24 (b)		4,760,000	4,707,640
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (b)		1,380,000	1,455,900
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (b)		4,515,000	4,635,099
5.25% 6/1/26 (b)		1,790,000	1,850,413
McDonald's Corp.:
2.75% 12/9/20		3,638,000	3,702,465
3.7% 1/30/26		9,591,000	9,840,050
4.7% 12/9/35		4,951,000	5,258,492
MCE Finance Ltd. 5% 2/15/21 (b)		13,400,000	13,534,000
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26 (b)		9,220,000	8,966,450
NCL Corp. Ltd. 4.75% 12/15/21 (b)		6,770,000	6,905,400
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		540,000	551,475
Scientific Games Corp.:
6.625% 5/15/21		5,315,000	4,996,100
7% 1/1/22 (b)		2,740,000	2,914,675
7% 1/1/22 (b)		1,515,000	1,609,688
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		2,555,000	2,644,425
7.25% 11/30/21 (b)		4,925,000	5,257,438
Times Square Hotel Trust 8.528% 8/1/26 (b)		677,513	810,499
Wynn Macau Ltd. 5.25% 10/15/21 (b)		31,195,000	31,896,888
Yum! Brands, Inc. 5.35% 11/1/43		1,720,000	1,479,200
			126,809,946
Household Durables - 0.2%
CalAtlantic Group, Inc.:
5.25% 6/1/26		4,630,000	4,635,788
5.875% 11/15/24		1,775,000	1,903,688
Lennar Corp.:
4.125% 1/15/22		2,950,000	2,986,875
4.875% 12/15/23		1,435,000	1,481,638
M/I Homes, Inc. 6.75% 1/15/21		4,265,000	4,478,250
PulteGroup, Inc.:
4.25% 3/1/21		3,545,000	3,628,308
5% 1/15/27		2,625,000	2,622,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.5232% 7/15/21 (b)(c)		3,930,000	4,033,163
5.125% 7/15/23 (b)		5,170,000	5,357,413
5.75% 10/15/20		2,935,000	3,023,050
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		1,495,000	1,573,488
William Lyon Homes, Inc.:
5.75% 4/15/19		4,175,000	4,227,188
7% 8/15/22		12,090,000	12,573,600
			52,524,824
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc. 4.375% 11/15/26 (b)		3,830,000	3,796,488
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		1,520,000	1,607,096
6.375% 5/15/25		8,115,000	8,743,913
			14,147,497
Media - 2.0%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	5,682,151
6.15% 2/15/41		7,246,000	8,724,756
7.75% 12/1/45		3,932,000	5,572,018
Altice SA 7.75% 5/15/22 (b)		38,580,000	41,039,475
Altice U.S. Finance SA:
5.375% 7/15/23 (b)		2,560,000	2,668,800
5.5% 5/15/26 (b)		5,035,000	5,204,931
AMC Networks, Inc. 4.75% 12/15/22		1,675,000	1,691,750
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)		1,270,000	1,117,600
Cablevision SA 6.5% 6/15/21 (b)		1,545,000	1,624,181
Cablevision Systems Corp. 7.75% 4/15/18		2,110,000	2,215,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,130,000	1,176,613
5.125% 5/1/23 (b)		7,790,000	8,082,125
5.125% 5/1/27 (b)		5,655,000	5,874,131
5.5% 5/1/26 (b)		9,005,000	9,556,556
5.75% 2/15/26 (b)		3,370,000	3,605,900
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		20,419,000	21,453,957
4.908% 7/23/25		20,419,000	21,542,025
Clear Channel Communications, Inc. 9% 12/15/19		680,000	594,150
Columbus International, Inc. 7.375% 3/30/21 (b)		21,264,000	22,627,660
Comcast Corp. 6.45% 3/15/37		2,196,000	2,823,112
CSC Holdings LLC 6.75% 11/15/21		8,225,000	9,026,938
CSC Holdings, Inc. 5.5% 4/15/27 (b)		5,340,000	5,493,525
Discovery Communications LLC 6.35% 6/1/40		6,392,000	6,817,925
DISH DBS Corp. 5.125% 5/1/20		3,590,000	3,742,575
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,820,000	1,851,850
4.875% 4/11/22 (b)		565,000	584,775
5.307% 5/11/22 (Reg. S) (d)		640,000	643,200
Grupo Televisa SA de CV 6.625% 3/18/25		440,000	513,005
Lagardere S.C.A. 2.75% 4/13/23 (Reg. S)	EUR	2,500,000	2,784,662
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		520,000	509,600
MDC Partners, Inc. 6.5% 5/1/24 (b)		5,960,000	5,758,850
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		13,685,000	13,548,150
Myriad International Holding BV 5.5% 7/21/25 (b)		1,490,000	1,554,815
National CineMedia LLC 5.75% 8/15/26		2,475,000	2,524,500
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	12,713,486
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		4,470,858	3,461,422
Sirius XM Radio, Inc. 5.375% 7/15/26 (b)		2,310,000	2,356,200
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	2,650,000	2,996,250
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	21,032,440
4.5% 9/15/42		54,497,000	49,620,554
5.5% 9/1/41		12,973,000	13,413,213
5.85% 5/1/17		3,419,000	3,444,082
5.875% 11/15/40		16,544,000	17,942,746
6.55% 5/1/37		38,302,000	44,260,949
6.75% 7/1/18		13,763,000	14,610,636
7.3% 7/1/38		38,728,000	48,443,461
8.25% 4/1/19		24,391,000	27,269,772
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,339,954
6.2% 3/15/40		11,792,000	13,674,593
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		2,700,000	2,632,500
7.625% 9/18/20 (Reg S.)		1,575,000	1,452,150
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (b)		2,920,000	3,000,300
Univision Communications, Inc. 5.125% 5/15/23 (b)		3,000,000	3,000,000
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,489,500
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (b)		2,500,000	2,568,750
5.5% 8/15/26 (b)		7,295,000	7,476,573
VTR Finance BV 6.875% 1/15/24 (b)		2,680,000	2,840,800
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19		8,315,000	8,772,325
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		3,100,000	3,150,375
6% 1/15/27 (b)		5,605,000	5,626,019
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		4,540,000	4,596,750
			556,417,561
Multiline Retail - 0.1%
JC Penney Corp., Inc.:
5.65% 6/1/20		13,660,000	13,467,940
5.875% 7/1/23 (b)		4,084,000	4,091,658
7.4% 4/1/37		12,160,000	9,849,600
			27,409,198
Specialty Retail - 0.1%
Jaguar Land Rover PLC 2.75% 1/24/21 (Reg. S)	GBP	1,450,000	1,814,976
L Brands, Inc.:
5.625% 10/15/23		1,825,000	1,907,125
6.75% 7/1/36		5,950,000	5,719,914
6.875% 11/1/35		2,175,000	2,090,719
Sally Holdings LLC 5.625% 12/1/25		4,435,000	4,512,613
			16,045,347
Textiles, Apparel & Luxury Goods - 0.0%
Christian Dior SA 0.75% 6/24/21	EUR	1,100,000	1,181,755

TOTAL CONSUMER DISCRETIONARY			1,056,437,633

CONSUMER STAPLES - 2.2%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21		38,614,000	39,021,648
3.3% 2/1/23		41,589,000	42,458,252
4.7% 2/1/36		42,171,000	45,372,411
4.9% 2/1/46		45,032,000	49,476,343
Anheuser-Busch InBev Worldwide, Inc. 3.75% 1/15/22		10,217,000	10,758,501
Central American Bottling Corp. 5.75% 1/31/27 (b)		450,000	465,750
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,465,020
4.25% 5/1/23		5,205,000	5,461,294
6% 5/1/22		21,795,000	24,810,992
			220,290,211
Food & Staples Retailing - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)		4,430,000	4,438,306
6.625% 6/15/24 (b)		2,215,000	2,347,900
Albertsons, Inc.:
6.625% 6/1/28		705,000	639,788
7.45% 8/1/29		645,000	633,713
7.75% 6/15/26		765,000	763,088
8% 5/1/31		4,040,000	4,009,700
8.7% 5/1/30		560,000	575,400
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (b)		2,500,000	2,106,250
CVS Health Corp.:
2.8% 7/20/20		15,202,000	15,451,647
3.5% 7/20/22		8,944,000	9,205,013
4% 12/5/23		8,525,000	8,948,650
ESAL GmbH 6.25% 2/5/23 (b)		13,425,000	13,693,500
Minerva Luxembourg SA:
6.5% 9/20/26 (b)		1,500,000	1,488,750
7.75% 1/31/23 (Reg. S)		1,744,000	1,846,460
Tesco PLC:
5% 3/24/23	GBP	1,100,000	1,513,404
6.15% 11/15/37 (b)		14,035,000	14,288,584
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		5,155,000	4,227,100
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17		3,756,000	3,766,393
2.7% 11/18/19		8,473,000	8,595,232
3.3% 11/18/21		10,050,000	10,272,919
			108,811,797
Food Products - 0.2%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (b)		1,915,000	1,919,998
3.45% 6/1/23		3,115,000	2,893,056
4.5% 12/1/26 (b)		1,380,000	1,413,548
Gruma S.A.B. de CV:
4.875% 12/1/24 (b)		625,000	662,500
4.875% 12/1/24 (Reg. S)		800,000	848,000
JBS Investments GmbH:
7.25% 4/3/24 (b)		13,260,000	14,121,900
7.75% 10/28/20 (b)		4,010,000	4,240,575
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (b)		4,930,000	5,151,850
7.25% 6/1/21 (b)		2,730,000	2,811,900
8.25% 2/1/20 (b)		1,510,000	1,547,750
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		1,540,000	1,566,950
4.875% 11/1/26 (b)		1,555,000	1,579,103
MHP SA 8.25% 4/2/20 (b)		1,805,000	1,841,100
			40,598,230
Household Products - 0.0%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		6,750,000	6,969,375
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,574,532
4% 1/31/24		6,408,000	6,760,459
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (b)		19,975,000	20,023,579
2.05% 7/20/18 (b)		8,743,000	8,752,976
2.95% 7/21/20 (b)		20,000,000	20,240,440
3.75% 7/21/22 (b)		23,400,000	24,108,669
4.25% 7/21/25 (b)		18,467,000	19,174,101
Reynolds American, Inc.:
2.3% 6/12/18		7,358,000	7,407,976
3.25% 6/12/20		3,274,000	3,354,531
4% 6/12/22		11,386,000	11,962,576
4.45% 6/12/25		14,753,000	15,597,831
5.7% 8/15/35		4,237,000	4,914,818
5.85% 8/15/45		35,690,000	42,448,151
6.15% 9/15/43		4,511,000	5,481,862
7.25% 6/15/37		5,056,000	6,741,600
Vector Group Ltd. 6.125% 2/1/25 (b)		5,495,000	5,659,850
			212,203,951

TOTAL CONSUMER STAPLES			588,873,564

ENERGY - 7.0%
Energy Equipment & Services - 0.5%
Calfrac Holdings LP 7.5% 12/1/20 (b)		3,560,000	3,284,100
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		18,884,000	20,352,344
6.5% 4/1/20		738,000	821,228
Ensco PLC:
4.5% 10/1/24		2,990,000	2,571,400
5.2% 3/15/25		15,575,000	13,783,875
5.75% 10/1/44		7,801,000	6,084,780
8% 1/31/24 (b)		3,943,000	4,041,575
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	3,210,000
6% 10/1/22		995,000	992,513
Forbes Energy Services Ltd. 9% 6/15/19 (e)		8,236,000	5,518,120
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,780,000	3,798,900
FTS International, Inc.:
6.25% 5/1/22		1,780,000	1,682,100
8.4634% 6/15/20 (b)(c)		1,625,000	1,673,750
Halliburton Co.:
3.8% 11/15/25		9,790,000	10,056,582
4.85% 11/15/35		8,550,000	9,173,723
5% 11/15/45		11,714,000	12,723,513
Nabors Industries, Inc. 5.5% 1/15/23 (b)		2,412,000	2,488,883
Noble Holding International Ltd.:
4.625% 3/1/21		3,493,000	3,309,618
5.25% 3/16/18		1,187,000	1,194,419
7.2% 4/1/25 (c)		7,570,000	7,333,438
7.75% 1/15/24		5,390,000	5,271,151
8.2% 4/1/45 (c)		7,307,000	7,014,720
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,245,055
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		1,305,000	1,437,458
Summit Midstream Holdings LLC 5.75% 4/15/25		1,650,000	1,674,750
Transocean, Inc. 4.25% 10/15/17 (c)		1,000,000	1,005,900
Weatherford International Ltd.:
4.5% 4/15/22		2,685,000	2,567,531
8.25% 6/15/23		2,510,000	2,723,350
			137,034,776
Oil, Gas & Consumable Fuels - 6.5%
Afren PLC:
6.625% 12/9/20 (b)(e)		770,910	154
10.25% 4/8/19 (Reg. S) (e)		2,024,860	405
Anadarko Finance Co. 7.5% 5/1/31		29,585,000	37,976,134
Anadarko Petroleum Corp.:
4.85% 3/15/21		6,730,000	7,234,683
5.55% 3/15/26		13,807,000	15,504,295
6.45% 9/15/36		4,370,000	5,296,650
6.6% 3/15/46		22,460,000	28,130,723
Antero Resources Corp.:
5% 3/1/25 (b)		4,530,000	4,394,100
5.125% 12/1/22		8,335,000	8,376,675
5.625% 6/1/23 (Reg. S)		4,310,000	4,363,875
Antero Resources Finance Corp. 5.375% 11/1/21		3,675,000	3,757,688
BP Capital Markets PLC 4.742% 3/11/21		8,800,000	9,595,828
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	6,051,813
3.9% 2/1/25		24,997,000	25,401,701
5.85% 2/1/35		10,897,000	12,154,339
Cenovus Energy, Inc. 5.7% 10/15/19		16,926,000	18,205,199
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25 (b)		5,800,000	6,133,500
7% 6/30/24 (b)		4,155,000	4,653,600
Chesapeake Energy Corp.:
4.875% 4/15/22		3,735,000	3,346,560
5.75% 3/15/23		1,885,000	1,715,350
6.125% 2/15/21		3,895,000	3,758,675
8% 12/15/22 (b)		7,205,000	7,619,288
8% 1/15/25 (b)		2,960,000	2,937,800
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,780,000	1,931,300
Columbia Pipeline Group, Inc.:
2.45% 6/1/18		3,149,000	3,166,068
3.3% 6/1/20		15,490,000	15,784,403
4.5% 6/1/25		4,707,000	4,995,920
5.8% 6/1/45		5,906,000	7,020,639
Concho Resources, Inc. 4.375% 1/15/25		7,200,000	7,308,000
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,147,163
Continental Resources, Inc.:
3.8% 6/1/24		1,335,000	1,236,544
4.5% 4/15/23		3,920,000	3,841,600
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		6,110,000	6,171,100
DCP Midstream LLC:
4.75% 9/30/21 (b)		11,333,000	11,701,323
5.85% 5/21/43 (b)(c)		6,758,000	6,318,730
DCP Midstream Operating LP 3.875% 3/15/23		5,532,000	5,338,380
Duke Energy Field Services 6.45% 11/3/36 (b)		13,741,000	14,118,878
EDC Finance Ltd. 4.875% 4/17/20 (b)		2,920,000	2,971,830
El Paso Corp. 6.5% 9/15/20		16,140,000	18,157,339
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,172,441
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		9,045,000	9,282,041
Enable Midstream Partners LP:
2.4% 5/15/19 (c)		4,028,000	3,996,235
3.9% 5/15/24 (c)		4,249,000	4,159,818
Enbridge Energy Partners LP:
4.2% 9/15/21		13,331,000	13,922,270
4.375% 10/15/20		11,319,000	11,930,849
Enbridge, Inc.:
4.25% 12/1/26		7,730,000	7,985,368
5.5% 12/1/46		8,922,000	9,664,507
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		8,190,000	8,517,600
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	3,005,571
3.75% 2/15/25		9,982,000	10,154,160
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		1,625,000	1,706,575
Gibson Energy, Inc. 6.75% 7/15/21 (b)		1,935,000	2,007,563
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		5,165,000	5,061,700
7% 6/15/23		9,970,000	9,920,150
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		2,845,000	2,724,088
5.75% 10/1/25 (b)		2,135,000	2,118,988
Kinder Morgan Energy Partners LP:
3.5% 3/1/21		11,339,000	11,572,844
5.5% 3/1/44		42,953,000	44,653,853
6.55% 9/15/40		1,889,000	2,140,826
Kinder Morgan, Inc.:
5% 2/15/21 (b)		10,606,000	11,407,506
5.05% 2/15/46		4,854,000	4,836,744
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		1,045,000	1,055,450
7.875% 8/1/21 (b)		1,075,000	1,085,750
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,088,442
Motiva Enterprises LLC 5.75% 1/15/20 (b)		4,187,000	4,519,925
Nakilat, Inc. 6.067% 12/31/33 (b)		1,975,000	2,288,630
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25 (b)		2,685,000	2,678,288
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		2,980,000	2,901,149
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (b)(c)		565,000	634,919
10% 11/2/21 pay-in-kind (c)		1,204,000	1,352,995
Pan American Energy LLC 7.875% 5/7/21 (b)		2,858,000	3,087,755
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		1,420,000	1,434,200
5.375% 1/15/25 (b)		3,335,000	3,385,025
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,170,000	6,277,975
Pemex Project Funding Master Trust 6.625% 6/15/35		5,785,000	5,828,388
Petro-Canada 6.05% 5/15/18		3,850,000	4,044,075
Petrobras Global Finance BV:
4.375% 5/20/23		20,096,000	18,639,040
5.625% 5/20/43		18,504,000	14,756,940
6.125% 1/17/22		5,155,000	5,326,404
6.25% 3/17/24		21,380,000	21,722,080
7.375% 1/17/27		18,465,000	19,410,408
8.375% 5/23/21		59,450,000	66,304,585
8.75% 5/23/26		52,940,000	60,060,430
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		44,755,000	45,258,494
5.75% 1/20/20		4,470,000	4,689,030
6.875% 1/20/40		2,510,000	2,325,641
Petroleos de Venezuela SA:
5.375% 4/12/27		975,000	359,483
5.5% 4/12/37		655,000	239,075
6% 5/16/24 (b)		1,845,000	728,775
6% 11/15/26 (b)		2,385,000	902,484
8.5% 11/2/17 (b)		1,813,333	1,577,419
8.5% 10/27/20 (b)		730,000	593,490
9.75% 5/17/35 (b)		6,375,000	3,185,906
12.75% 2/17/22 (b)		270,000	183,195
Petroleos Mexicanos:
3.125% 1/23/19		1,776,000	1,793,760
3.5% 7/18/18		14,963,000	15,215,875
3.5% 7/23/20		13,960,000	14,082,150
3.5% 1/30/23		11,169,000	10,621,719
3.75% 2/21/24 (Reg. S)	EUR	4,200,000	4,520,672
4.5% 1/23/26		46,043,000	43,395,528
4.625% 9/21/23		80,440,000	80,600,076
4.875% 1/24/22		14,117,000	14,399,340
4.875% 1/18/24		13,872,000	13,924,714
5.125% 3/15/23 (Reg. S)	EUR	1,900,000	2,239,307
5.5% 1/21/21		12,189,000	12,880,726
5.5% 6/27/44		11,563,000	9,944,180
5.625% 1/23/46		35,710,000	31,024,848
6% 3/5/20		6,145,000	6,596,658
6.375% 2/4/21		785,000	853,491
6.375% 1/23/45		29,907,000	28,456,511
6.5% 3/13/27 (b)		57,927,000	61,561,919
6.5% 6/2/41		27,932,000	27,021,417
6.625% (b)(f)		4,285,000	4,215,369
6.75% 9/21/47		25,431,000	25,176,690
6.875% 8/4/26		41,910,000	45,922,883
8% 5/3/19		8,600,000	9,523,640
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	13,521,360
4.875% 11/15/44		34,230,000	35,576,129
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,318,078
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22		5,217,000	5,316,582
PT Pertamina Persero:
4.875% 5/3/22 (b)		595,000	628,695
5.25% 5/23/21 (b)		465,000	497,520
6.5% 5/27/41 (b)		1,500,000	1,657,188
Rice Energy, Inc.:
6.25% 5/1/22		12,725,000	13,003,423
7.25% 5/1/23		8,289,000	8,765,618
Sabine Pass Liquefaction LLC:
5.625% 3/1/25		7,415,000	8,137,963
5.75% 5/15/24		7,045,000	7,797,547
5.875% 6/30/26 (b)		3,800,000	4,262,384
Sinopec Group Overseas Development (2015) Ltd. 1% 4/28/22 (Reg. S)	EUR	2,675,000	2,881,717
SM Energy Co. 6.5% 11/15/21		3,345,000	3,420,263
Southwestern Energy Co.:
5.8% 1/23/20 (c)		38,142,000	37,760,580
6.7% 1/23/25 (c)		35,947,000	34,509,120
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	329,215
Spectra Energy Partners LP:
2.95% 9/25/18		1,960,000	1,985,609
4.6% 6/15/21		2,694,000	2,863,016
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20		1,445,000	1,455,838
6.375% 4/1/23		6,650,000	6,716,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (b)		1,210,000	1,258,400
5.25% 5/1/23		685,000	707,263
5.375% 2/1/27 (b)		1,210,000	1,261,425
6.75% 3/15/24		4,420,000	4,828,850
Teekay Corp. 8.5% 1/15/20		585,000	585,000
Teine Energy Ltd. 6.875% 9/30/22 (b)		6,310,000	6,562,400
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19		220,000	233,200
5.875% 10/1/20		255,000	262,969
6.125% 10/15/21		735,000	767,156
6.25% 10/15/22		430,000	460,100
The Williams Companies, Inc.:
3.7% 1/15/23		3,730,000	3,655,400
4.55% 6/24/24		55,117,000	55,943,755
5.75% 6/24/44		19,187,000	19,378,870
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		3,668,817	3,950,142
Western Gas Partners LP:
4.65% 7/1/26		4,876,000	5,099,901
5.375% 6/1/21		24,990,000	27,122,921
Whiting Petroleum Corp. 5% 3/15/19		2,595,000	2,617,706
Williams Partners LP:
3.6% 3/15/22		10,817,000	11,007,747
3.9% 1/15/25		26,667,000	26,769,695
4% 11/15/21		6,716,000	6,979,502
4% 9/15/25		3,000,000	3,037,338
4.125% 11/15/20		2,399,000	2,518,566
4.3% 3/4/24		40,932,000	42,368,468
4.5% 11/15/23		7,325,000	7,697,681
WPX Energy, Inc.:
5.25% 9/15/24		3,240,000	3,163,050
6% 1/15/22		2,480,000	2,532,700
7.5% 8/1/20		6,710,000	7,230,025
YPF SA:
8.5% 3/23/21 (b)		5,070,000	5,594,745
8.75% 4/4/24 (b)		5,455,000	6,016,865
8.875% 12/19/18 (Reg. S)		2,150,000	2,342,253
Zhaikmunai International BV 7.125% 11/13/19 (b)		3,365,000	3,290,970
			1,751,306,675

TOTAL ENERGY			1,888,341,451

FINANCIALS - 11.2%
Banks - 5.3%
Akbank T.A.S. 6.5% 3/9/18 (Reg. S)		3,100,000	3,191,698
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	1,600,000	1,763,655
Banco de Bogota SA 6.25% 5/12/26 (b)		690,000	723,465
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,295,000	1,307,277
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (e)	EUR	1,300,000	409,723
Banco Hipotecario SA 9.75% 11/30/20 (b)		5,205,000	5,856,250
Banco Macro SA 6.75% 11/4/26 (b)(c)		830,000	834,067
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		1,393,000	1,417,865
5.75% 9/26/23 (b)		10,130,000	10,636,500
6.369% 6/16/18 (b)		1,125,000	1,179,788
Bank of America Corp.:
2% 1/11/18		50,000,000	50,231,150
2.25% 4/21/20		66,694,000	66,707,405
2.6% 1/15/19		8,068,000	8,167,696
3.3% 1/11/23		901,000	906,944
3.5% 4/19/26		20,559,000	20,393,973
3.875% 8/1/25		22,129,000	22,617,011
3.95% 4/21/25		17,156,000	17,218,156
4.1% 7/24/23		11,481,000	12,018,265
4.2% 8/26/24		40,532,000	41,828,538
4.25% 10/22/26		14,724,000	15,005,979
5.65% 5/1/18		8,780,000	9,162,861
5.75% 12/1/17		21,955,000	22,642,148
5.875% 1/5/21		6,530,000	7,298,725
Bank of Ireland 4.25% 6/11/24 (Reg. S) (c)	EUR	1,550,000	1,711,858
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		905,000	859,750
Barclays Bank PLC 4.25% 1/12/22	GBP	4,000,000	5,743,736
Barclays PLC:
2.75% 11/8/19		12,249,000	12,344,322
3.125% 1/17/24 (Reg. S)	GBP	2,170,000	2,774,175
3.25% 1/12/21		21,116,000	21,321,923
4.375% 1/12/26		25,086,000	25,549,088
BBVA Bancomer SA:
7.25% 4/22/20 (b)		975,000	1,065,188
7.25% 4/22/20 (Reg. S)		3,300,000	3,605,250
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		500,000	501,750
Citigroup, Inc.:
1.8% 2/5/18		33,287,000	33,381,968
1.85% 11/24/17		33,365,000	33,484,113
2.4% 2/18/20		60,588,000	60,775,338
2.65% 10/26/20		20,000,000	20,118,780
4.05% 7/30/22		5,303,000	5,539,323
4.4% 6/10/25		40,790,000	41,895,042
4.45% 9/29/27		10,000,000	10,238,520
5.125% 12/12/18	GBP	1,875,000	2,490,642
5.5% 9/13/25		4,478,000	4,932,441
Citizens Bank NA 2.55% 5/13/21		6,564,000	6,547,124
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		15,987,000	16,430,176
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (c)	EUR	2,700,000	2,931,566
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		19,455,000	19,401,771
3.75% 3/26/25		19,450,000	19,150,081
3.8% 9/15/22		30,700,000	31,024,653
3.8% 6/9/23		36,648,000	36,682,449
Discover Bank:
4.2% 8/8/23		17,852,000	18,739,423
7% 4/15/20		2,030,000	2,257,721
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		1,640,000	1,693,740
Fifth Third Bancorp:
4.5% 6/1/18		798,000	824,557
8.25% 3/1/38		4,667,000	6,640,674
GTB Finance BV 6% 11/8/18 (b)		3,755,000	3,833,930
HBOS PLC 6.75% 5/21/18 (b)		6,067,000	6,382,947
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,303,010
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,135,202
HSBK BV:
7.25% 5/3/17 (b)		1,170,000	1,175,850
7.25% 5/3/17 (Reg. S)		250,000	251,250
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,279,118
Intesa Sanpaolo SpA:
5.71% 1/15/26 (b)		28,396,000	27,416,878
6.625% 9/13/23 (Reg. S)	EUR	4,150,000	5,186,704
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		1,850,000	1,875,438
5.5% 8/6/22 (b)		1,155,000	1,200,276
6.2% 12/21/21 (Reg. S)		980,000	1,054,774
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,592,869
2% 8/15/17		11,000,000	11,038,731
2.2% 10/22/19		7,268,000	7,307,262
2.25% 1/23/20		40,000,000	40,191,080
2.35% 1/28/19		6,857,000	6,930,788
2.95% 10/1/26		16,367,000	15,658,784
3.25% 9/23/22		18,423,000	18,794,684
3.875% 9/10/24		35,791,000	36,467,915
4.125% 12/15/26		34,529,000	35,376,100
4.25% 10/15/20		6,995,000	7,463,385
4.35% 8/15/21		20,267,000	21,723,691
4.5% 1/24/22		22,046,000	23,821,386
4.625% 5/10/21		6,879,000	7,428,687
4.95% 3/25/20		22,079,000	23,887,535
JSC BGEO Group 6% 7/26/23 (b)		1,960,000	1,986,950
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		790,000	853,579
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		1,000,000	1,061,110
Rabobank Nederland 4.375% 8/4/25		25,937,000	26,457,737
Regions Bank 6.45% 6/26/37		24,618,000	28,044,456
Regions Financial Corp. 3.2% 2/8/21		11,916,000	12,142,035
Royal Bank of Canada 4.65% 1/27/26		8,464,000	9,012,721
Royal Bank of Scotland Group PLC:
2.5% 3/22/23 (Reg. S)	EUR	2,850,000	3,114,005
3.625% 3/25/24 (Reg. S) (c)	EUR	3,730,000	4,034,861
4.8% 4/5/26		50,452,000	51,647,359
5.125% 5/28/24		64,006,000	64,783,865
6% 12/19/23		25,897,000	27,499,014
6.1% 6/10/23		31,961,000	33,926,346
6.125% 12/15/22		42,557,000	45,241,751
RSHB Capital SA 5.298% 12/27/17 (b)		775,000	791,239
SB Capital SA 5.5% 2/26/24 (b)(c)		1,360,000	1,404,268
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		800,000	844,942
Turkiye Halk Bankasi A/S:
3.875% 2/5/20 (b)		850,000	816,102
4.75% 6/4/19 (b)		980,000	977,864
4.875% 7/19/17 (b)		875,000	879,601
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (b)		415,000	425,176
5.5% 4/21/22 (b)		1,425,000	1,406,689
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		1,475,000	1,459,262
UniCredit Luxembourg 6% 10/31/17 (Reg. S)		2,300,000	2,351,711
UniCredit SpA 6.375% 5/2/23 (Reg. S) (c)		1,350,000	1,387,125
Wachovia Corp. 5.75% 6/15/17		2,933,000	2,971,543
Zenith Bank PLC 6.25% 4/22/19 (b)		5,095,000	5,101,827
			1,440,577,693
Capital Markets - 2.9%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		19,025,000	18,601,047
4.25% 2/15/24		14,661,000	15,096,051
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)		9,065,000	8,895,031
Credit Suisse AG 6% 2/15/18		18,058,000	18,762,388
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	1,250,000	1,474,661
Deutsche Bank AG:
1.5% 1/20/22	EUR	4,800,000	5,146,365
4.5% 4/1/25		80,571,000	77,159,624
5% 6/24/20	EUR	1,100,000	1,265,501
Deutsche Bank AG London Branch:
1.875% 2/13/18		37,777,000	37,771,371
2.85% 5/10/19		47,570,000	47,813,321
Goldman Sachs Group, Inc.:
1.25% 5/1/25 (Reg. S)	EUR	2,100,000	2,213,138
1.748% 9/15/17		42,024,000	42,119,184
2.55% 10/23/19		33,080,000	33,424,859
2.625% 1/31/19		50,400,000	51,017,904
2.9% 7/19/18		17,494,000	17,758,754
3.75% 5/22/25		20,000,000	20,289,200
4.75% 10/12/21	EUR	4,600,000	5,744,551
5.25% 7/27/21		17,105,000	18,808,042
5.95% 1/18/18		4,975,000	5,163,363
IntercontinentalExchange, Inc. 2.75% 12/1/20		6,489,000	6,600,289
Lazard Group LLC 4.25% 11/14/20		10,151,000	10,657,423
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	1,100,000	1,584,559
Morgan Stanley:
1% 12/2/22	EUR	2,350,000	2,530,574
1.875% 1/5/18		16,953,000	17,007,894
2.125% 4/25/18		12,586,000	12,654,304
2.375% 3/31/21 (Reg. S)	EUR	3,000,000	3,439,226
2.8% 6/16/20		30,000,000	30,376,980
3.125% 7/27/26		30,000,000	28,877,610
3.7% 10/23/24		24,714,000	25,241,174
4.875% 11/1/22		26,240,000	28,280,108
5% 11/24/25		3,189,000	3,438,865
5.5% 1/26/20		88,000,000	95,746,640
5.625% 9/23/19		12,714,000	13,772,695
5.75% 1/25/21		19,879,000	22,154,311
6.625% 4/1/18		16,118,000	16,947,029
MSCI, Inc. 5.25% 11/15/24 (b)		4,420,000	4,652,050
Thomson Reuters Corp. 3.85% 9/29/24		11,394,000	11,683,522
UBS AG Stamford Branch 1.375% 6/1/17		12,643,000	12,650,649
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		18,881,000	19,246,196
			796,066,453
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22		7,628,000	7,738,911
4.625% 7/1/22		2,685,000	2,859,847
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,638,493
Credito Real S.A.B. de CV:
7.25% 7/20/23 (b)		790,000	799,954
7.5% 3/13/19 (b)		1,465,000	1,516,275
Discover Financial Services:
3.85% 11/21/22		34,849,000	35,572,605
3.95% 11/6/24		14,738,000	14,825,529
5.2% 4/27/22		12,545,000	13,640,204
6.45% 6/12/17		10,366,000	10,500,571
Ford Motor Credit Co. LLC:
1.724% 12/6/17		18,742,000	18,749,872
2.24% 6/15/18		19,162,000	19,246,715
2.597% 11/4/19		52,209,000	52,756,464
2.875% 10/1/18		13,000,000	13,182,988
Hyundai Capital America:
2.125% 10/2/17 (b)		18,524,000	18,570,217
2.875% 8/9/18 (b)		5,276,000	5,332,622
Navient Corp.:
5% 10/26/20		300,000	301,410
5.875% 10/25/24		2,785,000	2,610,938
SLM Corp.:
4.875% 6/17/19		1,355,000	1,382,100
5.5% 1/15/19		725,000	748,563
5.5% 1/25/23		3,615,000	3,461,363
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,343,700
3% 8/15/19		4,907,000	4,982,126
3.75% 8/15/21		7,409,000	7,632,418
4.25% 8/15/24		7,458,000	7,719,097
			258,112,982
Diversified Financial Services - 0.6%
Brixmor Operating Partnership LP:
3.25% 9/15/23		25,518,000	25,075,697
3.85% 2/1/25		14,325,000	14,342,333
3.875% 8/15/22		21,027,000	21,565,607
4.125% 6/15/26		8,647,000	8,774,647
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,350,000	1,198,125
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)		1,430,000	1,530,100
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		12,570,000	12,774,263
5.875% 2/1/22		25,766,000	26,311,724
6% 8/1/20		3,260,000	3,390,433
6.25% 2/1/22 (b)		1,105,000	1,140,913
6.75% 2/1/24 (b)		2,000,000	2,075,000
ILFC E-Capital Trust I 4.67% 12/21/65 (b)(c)		11,760,000	11,054,400
ILFC E-Capital Trust II 4.92% 12/21/65 (b)(c)		6,710,000	6,282,238
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		7,550,000	7,955,813
MSCI, Inc. 4.75% 8/1/26 (b)		4,145,000	4,167,798
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		920,000	941,945
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)		2,080,000	2,087,800
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		6,270,000	7,147,800
Springleaf Financial Corp. 7.75% 10/1/21		2,495,000	2,660,294
TMK Capital SA 6.75% 4/3/20 (Reg. S)		560,000	593,040
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (b)(c)		5,390,000	5,555,096
			166,625,066
Insurance - 1.4%
AIA Group Ltd. 2.25% 3/11/19 (b)		2,566,000	2,570,626
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,495,592
3.3% 3/1/21		9,614,000	9,853,321
3.875% 1/15/35		19,041,000	17,801,183
4.875% 6/1/22		18,193,000	19,747,574
Aon Corp. 5% 9/30/20		3,854,000	4,172,984
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		1,750,000	1,874,688
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (c)	EUR	4,000,000	4,470,668
Credit Agricole Assurances SA 4.75% 9/27/48 (c)	EUR	1,500,000	1,619,523
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		2,000,000	2,060,190
Five Corners Funding Trust 4.419% 11/15/23 (b)		12,460,000	13,249,403
Great-West Life & Annuity Insurance Co. 3.5753% 5/16/46 (b)(c)		1,859,000	1,654,510
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,399,582
5.375% 3/15/17		194,000	194,284
Liberty Mutual Group, Inc. 5% 6/1/21 (b)		12,644,000	13,738,452
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,705,582
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)		30,523,000	29,249,001
MetLife, Inc.:
1.903% 12/15/17 (c)		2,987,000	2,994,969
3.048% 12/15/22 (c)		12,433,000	12,590,128
4.75% 2/8/21		4,032,000	4,376,131
Metropolitan Life Global Funding I 3% 1/10/23 (b)		7,896,000	7,946,724
Pacific Life Insurance Co. 9.25% 6/15/39 (b)		7,041,000	10,911,642
Pacific LifeCorp:
5.125% 1/30/43 (b)		33,774,000	35,544,366
6% 2/10/20 (b)		15,416,000	16,766,303
Pricoa Global Funding I 5.375% 5/15/45 (c)		17,492,000	18,279,140
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,633,925
6.2% 11/15/40		4,318,000	5,437,342
7.375% 6/15/19		3,230,000	3,618,123
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		18,083,000	19,838,606
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)		4,172,000	4,250,705
4.125% 11/1/24 (b)		6,048,000	6,230,045
Unum Group:
3.875% 11/5/25		21,587,000	21,488,693
4% 3/15/24		20,000,000	20,392,600
5.625% 9/15/20		8,386,000	9,201,740
5.75% 8/15/42		25,545,000	28,835,324
Zurich Insurance Co. Ltd. 3.5% 10/1/46 (c)	EUR	2,750,000	3,067,536
			386,261,205
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 5% 12/15/21 (b)		4,120,000	4,279,650
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		1,000,000	1,093,750

TOTAL FINANCIALS			3,053,016,799

HEALTH CARE - 1.5%
Biotechnology - 0.2%
AbbVie, Inc.:
2.9% 11/6/22		24,855,000	24,706,367
4.5% 5/14/35		23,238,000	23,299,976
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		3,150,000	3,039,750
			51,046,093
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19		3,954,000	4,013,235
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (b)		3,970,000	3,692,100
Teleflex, Inc. 4.875% 6/1/26		4,585,000	4,619,388
			12,324,723
Health Care Providers & Services - 0.6%
Aetna, Inc. 2.75% 11/15/22		2,010,000	2,011,988
DaVita HealthCare Partners, Inc.:
5% 5/1/25		8,485,000	8,537,522
5.75% 8/15/22		1,590,000	1,657,575
Envision Healthcare Corp. 6.25% 12/1/24 (b)		5,810,000	6,158,600
HCA Holdings, Inc.:
3.75% 3/15/19		18,722,000	19,190,050
4.25% 10/15/19		7,590,000	7,893,600
4.5% 2/15/27		8,225,000	8,204,438
4.75% 5/1/23		595,000	624,006
5% 3/15/24		6,375,000	6,717,656
5.25% 6/15/26		11,470,000	12,115,188
5.875% 3/15/22		715,000	789,181
5.875% 2/15/26		7,310,000	7,839,975
6.5% 2/15/20		30,303,000	33,266,330
HealthSouth Corp. 5.125% 3/15/23		4,745,000	4,745,000
Kindred Healthcare, Inc.:
8% 1/15/20		1,145,000	1,156,450
8.75% 1/15/23		6,025,000	5,851,781
Medco Health Solutions, Inc. 4.125% 9/15/20		7,486,000	7,850,314
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	500,000
5.5% 2/1/21		1,555,000	1,613,313
Tenet Healthcare Corp.:
4.4634% 6/15/20 (c)		2,550,000	2,581,875
6.75% 6/15/23		3,060,000	3,033,225
7.5% 1/1/22 (b)		775,000	838,938
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,495,108
			149,672,113
Health Care Technology - 0.0%
IMS Health, Inc. 5% 10/15/26 (b)		2,715,000	2,755,725
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19		1,959,000	1,977,942
4.15% 2/1/24		3,010,000	3,177,329
			5,155,271
Pharmaceuticals - 0.7%
Actavis Funding SCS:
3% 3/12/20		13,777,000	14,027,011
3.45% 3/15/22		48,347,000	49,385,349
Allergan PLC 1.875% 10/1/17		4,757,000	4,768,027
Bayer AG 2.375% 4/2/75 (Reg. S) (c)	EUR	2,080,000	2,159,481
Mylan N.V.:
2.25% 11/22/24 (Reg. S)	EUR	1,650,000	1,799,811
2.5% 6/7/19		16,423,000	16,426,810
3.15% 6/15/21		21,235,000	21,241,859
3.95% 6/15/26		11,126,000	10,866,319
Perrigo Co. PLC 2.3% 11/8/18		3,161,000	3,166,108
Perrigo Finance PLC:
3.5% 12/15/21		3,657,000	3,665,287
3.9% 12/15/24		5,449,000	5,441,519
4.9% 12/15/44		2,390,000	2,339,392
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21		15,311,000	14,741,814
2.8% 7/21/23		10,972,000	10,365,336
3.15% 10/1/26		13,048,000	12,076,485
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		2,455,000	2,200,294
5.625% 12/1/21 (b)		8,980,000	7,565,650
5.875% 5/15/23 (b)		4,765,000	3,877,519
6.125% 4/15/25 (b)		2,530,000	2,014,513
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,010,953
3.25% 2/1/23		4,892,000	4,947,554
3.45% 11/13/20		5,179,000	5,334,484
			200,421,575

TOTAL HEALTH CARE			421,375,500

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
Arconic, Inc. 5.125% 10/1/24		3,152,000	3,254,440
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		9,122,000	9,433,507
6.375% 6/1/19 (b)		8,071,000	8,830,150
TransDigm, Inc.:
5.5% 10/15/20		3,580,000	3,642,650
6% 7/15/22		420,000	431,332
6.375% 6/15/26		2,060,000	2,080,600
6.5% 5/15/25		1,355,000	1,387,181
6.5% 5/15/25 (b)		3,105,000	3,178,744
			32,238,604
Airlines - 0.1%
Air Canada:
6.625% 5/15/18 (b)		1,465,000	1,531,658
7.75% 4/15/21 (b)		1,470,000	1,650,075
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (b)		5,685,000	5,686,990
Allegiant Travel Co. 5.5% 7/15/19		4,985,000	5,134,550
American Airlines Group, Inc. 4.625% 3/1/20 (b)		2,670,000	2,713,388
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (b)		189,638	196,275
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		174,532	192,858
6.648% 3/15/19		515,944	517,827
6.9% 7/2/19		40,005	40,405
9.25% 5/10/17		781,935	789,754
U.S. Airways Group, Inc. 6.125% 6/1/18		895,000	933,038
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,734,363
Series 2013-1 Class B, 5.375% 5/15/23		293,009	302,532
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		246,270	251,196
8.36% 1/20/19		308,662	321,009
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19		544,022	573,181
United Continental Holdings, Inc.:
5% 2/1/24		2,165,000	2,156,881
6% 12/1/20		605,000	646,594
			25,372,574
Building Products - 0.1%
Building Materials Corp. of America:
5% 2/15/27 (b)		4,295,000	4,380,900
5.125% 2/15/21 (b)		4,870,000	5,076,975
5.375% 11/15/24 (b)		3,095,000	3,181,351
6% 10/15/25 (b)		3,630,000	3,856,875
Masco Corp.:
3.5% 4/1/21		1,913,000	1,951,069
4.375% 4/1/26		2,435,000	2,532,157
Shea Homes Ltd. Partnership/Corp. 5.875% 4/1/23 (b)		1,705,000	1,734,838
			22,714,165
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		2,035,000	2,080,788
APX Group, Inc.:
6.375% 12/1/19		8,817,000	9,070,489
7.875% 12/1/22		6,345,000	6,868,463
8.75% 12/1/20		10,732,000	11,107,620
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)		3,475,000	3,640,063
Cenveo Corp. 6% 8/1/19 (b)		325,000	276,250
Covanta Holding Corp. 5.875% 3/1/24		2,675,000	2,718,469
Garda World Security Corp.:
7.25% 11/15/21 (b)		8,485,000	8,124,388
7.25% 11/15/21 (b)		400,000	382,000
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		2,760,000	2,870,400
			47,138,930
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27 (b)		4,295,000	4,364,364
Cementos Progreso Trust 7.125% 11/6/23 (b)		920,000	978,779
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		5,725,000	2,690,750
			8,033,893
Electrical Equipment - 0.1%
General Cable Corp. 5.75% 10/1/22 (c)		2,955,000	2,895,900
Sensata Technologies BV 5% 10/1/25 (b)		2,825,000	2,867,375
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	3,540,000	4,031,982
			9,795,257
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		450,000	466,875
Machinery - 0.0%
Xerium Technologies, Inc. 9.5% 8/15/21		2,500,000	2,525,000
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		7,530,000	6,758,175
Multi Industry Transportation - 0.0%
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		1,945,000	1,998,488
Professional Services - 0.0%
IHS Markit Ltd. 4.75% 2/15/25 (b)		1,815,000	1,870,593
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	4,000,000	4,058,426
JSC Georgian Railway 7.75% 7/11/22 (b)		650,000	715,488
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		570,000	602,775
			5,376,689
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18		7,271,000	7,295,271
2.625% 9/4/18		16,438,000	16,596,265
3.375% 6/1/21		10,493,000	10,715,703
3.75% 2/1/22		26,396,000	27,240,540
3.875% 4/1/21		14,814,000	15,369,525
4.25% 9/15/24		12,030,000	12,475,724
4.75% 3/1/20		11,796,000	12,525,193
Aircastle Ltd.:
5% 4/1/23		1,285,000	1,354,069
5.125% 3/15/21		1,575,000	1,681,313
6.25% 12/1/19		830,000	904,700
FLY Leasing Ltd. 6.375% 10/15/21		6,000,000	6,240,000
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	1,950,000	2,492,872
United Rentals North America, Inc. 4.625% 7/15/23		938,000	962,866
			115,854,041
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
6.875% 2/1/27 (b)		1,960,000	2,028,992
10.75% 12/1/20 (b)		1,139,040	1,220,105
10.75% 12/1/20 (Reg. S)		63,840	68,383
Global Ports Finance PLC 6.872% 1/25/22 (b)		1,260,000	1,345,362
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,900,000	2,733,350
Heathrow Funding Ltd. 6% 3/20/20	GBP	3,300,000	4,663,164
			12,059,356

TOTAL INDUSTRIALS			292,202,640

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		3,735,000	3,926,606
8.625% 5/6/19 (Reg. S)		200,000	210,260
Lucent Technologies, Inc.:
6.45% 3/15/29		22,935,000	25,343,175
6.5% 1/15/28		6,207,000	6,889,770
			36,369,811
Electronic Equipment & Components - 0.0%
Belden, Inc. 5.25% 7/15/24 (b)		865,000	868,244
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (b)		2,245,000	2,562,106
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (b)		796,000	813,718
4.42% 6/15/21 (b)		2,400,000	2,518,442
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,263,346
6.55% 10/1/17		1,383,000	1,422,958
			10,448,814
Internet Software & Services - 0.0%
Alibaba Group Holding Ltd. 3.125% 11/28/21		3,250,000	3,298,269
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (b)		555,000	387,113
VeriSign, Inc. 5.25% 4/1/25		2,730,000	2,842,613
			6,527,995
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 5% 9/1/25		1,155,000	1,171,609
Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology, Inc.:
5.25% 8/1/23 (b)		1,730,000	1,745,138
5.25% 1/15/24 (b)		2,650,000	2,683,125
5.5% 2/1/25		1,675,000	1,729,438
5.625% 1/15/26 (b)		1,285,000	1,320,338
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (b)		9,955,000	10,334,286
4.625% 6/15/22 (b)		3,745,000	3,979,063
4.625% 6/1/23 (b)		2,480,000	2,641,200
Qorvo, Inc.:
6.75% 12/1/23		4,980,000	5,428,200
7% 12/1/25		5,885,000	6,502,925
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,025,000	3,259,438
Versum Materials, Inc. 5.5% 9/30/24 (b)		2,455,000	2,568,544
			42,191,695
Software - 0.1%
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)		3,195,000	3,474,563
Nuance Communications, Inc. 5.375% 8/15/20 (b)		1,939,000	1,976,772
Open Text Corp. 5.875% 6/1/26 (b)		11,080,000	11,634,000
Symantec Corp. 5% 4/15/25 (b)		1,980,000	2,032,359
			19,117,694
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (c)		7,872,000	8,223,863
NXP BV/NXP Funding LLC 3.875% 9/1/22 (b)		6,525,000	6,679,969
			14,903,832

TOTAL INFORMATION TECHNOLOGY			130,731,450

MATERIALS - 0.8%
Chemicals - 0.1%
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		1,560,000	1,637,688
5.75% 4/15/21 (b)		830,000	877,891
6.45% 2/3/24		680,000	734,400
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		3,605,000	3,713,150
OCP SA 5.625% 4/25/24 (b)		390,000	411,941
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,583,123
4.25% 11/15/20		3,653,000	3,887,523
			22,845,716
Construction Materials - 0.1%
CEMEX Finance LLC:
4.625% 6/15/24	EUR	200,000	224,303
6% 4/1/24 (b)		5,540,000	5,754,675
9.375% 10/12/22 (b)		985,000	1,069,956
CEMEX S.A.B. de CV:
4.375% 3/5/23 (Reg. S)	EUR	250,000	278,093
4.75% 1/11/22 (Reg. S)	EUR	1,675,000	1,852,679
5.7% 1/11/25 (b)		1,960,000	2,016,350
7.75% 4/16/26 (b)		4,100,000	4,592,000
Eagle Materials, Inc. 4.5% 8/1/26		5,780,000	5,751,100
U.S. Concrete, Inc. 6.375% 6/1/24 (b)		1,610,000	1,702,575
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		635,000	661,988
			23,903,719
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.9634% 12/15/19 (b)(c)		2,099,707	2,141,701
4.25% 9/15/22 (b)(g)		3,145,000	3,145,000
4.289% 5/15/21 (b)(c)		5,945,000	6,101,056
4.625% 5/15/23 (b)		6,305,000	6,415,338
6% 2/15/25 (b)(g)		9,765,000	10,033,538
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (b)		5,350,000	5,156,063
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		6,105,000	6,295,781
Sealed Air Corp. 6.875% 7/15/33 (b)		325,000	352,625
Silgan Holdings, Inc. 4.75% 3/15/25 (b)		2,945,000	2,963,406
			42,604,508
Metals & Mining - 0.5%
Alrosa Finance SA 7.75% 11/3/20 (b)		500,000	572,500
Anglo American Capital PLC 2.5% 9/18/18	EUR	2,850,000	3,118,927
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		7,018,000	7,693,483
6.75% 10/19/75 (b)(c)		17,432,000	19,924,776
Compania Minera Ares SAC 7.75% 1/23/21 (b)		2,130,000	2,287,088
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)		11,456,000	12,037,495
4.875% 11/4/44 (b)		5,532,000	5,685,956
EVRAZ Group SA:
6.5% 4/22/20 (b)		2,030,000	2,156,631
8.25% 1/28/21 (Reg. S)		2,635,000	2,974,125
9.5% 4/24/18 (Reg. S)		760,000	816,050
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		3,819,000	3,924,023
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		1,747,000	1,801,594
10.375% 4/7/19 (b)		465,000	479,531
First Quantum Minerals Ltd. 7.25% 5/15/22 (b)		2,220,000	2,294,925
Freeport-McMoRan, Inc.:
3.55% 3/1/22		3,730,000	3,464,238
3.875% 3/15/23		3,080,000	2,833,600
4.55% 11/14/24		1,570,000	1,467,950
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		460,000	481,275
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		4,155,000	4,253,889
4.875% 10/7/20 (Reg. S)		200,000	204,760
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		1,175,000	1,186,750
Lundin Mining Corp.:
7.5% 11/1/20 (b)		5,125,000	5,445,313
7.875% 11/1/22 (b)		3,615,000	3,958,425
Metinvest BV:
8.75% 2/14/18 (Reg. S)		869,236	834,466
10.5% 11/28/17 (Reg. S)		927,368	890,273
10.5% 11/28/17 pay-in-kind (b)		3,978,198	3,819,070
Murray Energy Corp. 11.25% 4/15/21 (b)		1,725,000	1,354,125
Polyus Gold International Ltd.:
5.25% 2/7/23 (b)		1,455,000	1,482,281
5.625% 4/29/20 (b)		1,760,000	1,865,396
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)		1,600,000	1,644,000
Southern Copper Corp. 7.5% 7/27/35		1,210,000	1,466,521
Steel Dynamics, Inc.:
5.125% 10/1/21		2,205,000	2,273,906
5.25% 4/15/23		3,040,000	3,165,704
5.5% 10/1/24		3,690,000	3,925,422
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	1,650,000	1,889,674
Vale Overseas Ltd.:
4.375% 1/11/22		13,350,000	13,810,575
5.875% 6/10/21		775,000	839,674
6.875% 11/21/36		640,000	699,200
Vedanta Resources PLC:
6% 1/31/19 (b)		2,590,000	2,667,700
6.375% 7/30/22 (b)		1,050,000	1,073,940
8.25% 6/7/21 (b)		590,000	645,012
			133,410,243
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		1,365,000	0

TOTAL MATERIALS			222,764,186

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,895,080
4.6% 4/1/22		4,896,000	5,220,531
alstria office REIT-AG:
2.125% 4/12/23 (Reg. S)	EUR	1,400,000	1,564,669
2.25% 3/24/21 (Reg. S)	EUR	2,800,000	3,147,102
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,546,954
AvalonBay Communities, Inc. 3.625% 10/1/20		5,005,000	5,193,749
Boston Properties, Inc. 3.85% 2/1/23		5,829,000	6,074,249
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,517,798
4.25% 1/15/24		9,191,000	9,596,001
CBL & Associates LP 4.6% 10/15/24		272,000	254,770
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,286,506
Communications Sales & Leasing, Inc. 7.125% 12/15/24 (b)		3,085,000	3,177,550
Corporate Office Properties LP 5% 7/1/25		8,095,000	8,449,771
DDR Corp.:
3.625% 2/1/25		7,690,000	7,460,884
4.25% 2/1/26		22,796,000	22,881,394
4.625% 7/15/22		20,268,000	21,382,416
4.75% 4/15/18		11,273,000	11,550,575
7.5% 4/1/17		5,574,000	5,600,298
7.875% 9/1/20		323,000	374,921
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,379,513
3.75% 12/1/24		5,408,000	5,530,394
3.875% 10/15/22		17,388,000	18,169,817
6.5% 1/15/18		3,795,000	3,944,978
6.75% 3/15/20		10,379,000	11,618,128
Equity One, Inc. 3.75% 11/15/22		18,100,000	18,543,251
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,851,692
4.75% 7/15/20		7,700,000	8,250,142
Federal Realty Investment Trust 5.9% 4/1/20		2,504,000	2,764,143
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,175,060
4.7% 9/15/17		1,538,000	1,563,691
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	615,908
HRPT Properties Trust 6.65% 1/15/18		867,000	882,201
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,565,095
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		2,690,000	2,716,900
6.375% 3/1/24		2,250,000	2,401,875
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		42,087,000	42,774,786
4.5% 1/15/25		4,655,000	4,658,524
4.5% 4/1/27		50,980,000	50,635,834
4.95% 4/1/24		17,495,000	18,070,376
5.25% 1/15/26		29,233,000	30,610,167
5.875% 3/15/24		290,000	299,047
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,242,840
5% 12/15/23		2,030,000	2,082,573
Senior Housing Properties Trust 6.75% 4/15/20		250,000	270,315
VEREIT Operating Partnership LP:
4.125% 6/1/21		1,770,000	1,807,878
4.875% 6/1/26		1,770,000	1,854,075
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,746,250
WP Carey, Inc. 4% 2/1/25		21,616,000	21,383,455
			409,584,126
Real Estate Management & Development - 1.4%
Aroundtown Property Holdings PLC 1.5% 7/15/24 (Reg. S)	EUR	5,400,000	5,495,705
Brandywine Operating Partnership LP:
3.95% 2/15/23		23,268,000	23,473,061
4.1% 10/1/24		15,881,000	15,920,560
4.55% 10/1/29		15,881,000	15,939,617
4.95% 4/15/18		12,690,000	13,067,908
5.7% 5/1/17		7,049,000	7,095,058
CBRE Group, Inc. 5% 3/15/23		465,000	481,775
Deutsche Annington Finance BV 5% 10/2/23 (b)		5,800,000	6,099,640
Digital Realty Trust LP:
3.4% 10/1/20		17,707,000	18,108,117
3.625% 10/1/22		9,206,000	9,398,691
3.95% 7/1/22		11,840,000	12,327,275
4.75% 10/1/25		30,612,000	32,268,109
5.25% 3/15/21		5,708,000	6,201,205
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	9,068,216
5.5% 3/15/17		3,597,000	3,601,993
Host Hotels & Resorts LP 4.75% 3/1/23		150,000	158,893
Howard Hughes Corp. 6.875% 10/1/21 (b)		360,000	378,450
Hunt Companies, Inc. 9.625% 3/1/21 (b)		870,000	917,850
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		5,000	5,731
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		770,000	840,994
Liberty Property LP:
3.375% 6/15/23		8,174,000	8,186,269
4.125% 6/15/22		14,880,000	15,598,451
4.4% 2/15/24		13,017,000	13,783,831
4.75% 10/1/20		11,282,000	12,017,767
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,237,001
3.15% 5/15/23		14,735,000	13,831,435
4.5% 4/18/22		17,365,000	17,633,966
Mattamy Group Corp. 6.875% 12/15/23 (b)		850,000	888,250
Mid-America Apartments LP 4.3% 10/15/23		2,224,000	2,332,202
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,558,196
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		235,000	243,225
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	1,900,000	1,972,695
Tanger Properties LP:
3.125% 9/1/26		11,019,000	10,506,628
3.75% 12/1/24		21,455,000	21,583,279
3.875% 12/1/23		4,812,000	4,920,429
6.125% 6/1/20		14,318,000	15,803,349
Ventas Realty LP:
3.125% 6/15/23		5,458,000	5,374,989
3.5% 2/1/25		5,961,000	5,855,717
3.75% 5/1/24		20,000,000	20,241,880
4.125% 1/15/26		5,557,000	5,672,686
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,073,643
4% 4/30/19		3,747,000	3,886,673
4.25% 3/1/22		300,000	316,685
			381,368,094

TOTAL REAL ESTATE			790,952,220

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.4%
Altice Financing SA:
6.5% 1/15/22 (b)		6,250,000	6,539,063
6.625% 2/15/23 (b)		2,780,000	2,925,950
7.5% 5/15/26 (b)		8,720,000	9,363,100
Altice Finco SA:
7.625% 2/15/25 (b)		3,995,000	4,134,825
9.875% 12/15/20 (b)		6,135,000	6,487,763
American Electric Power Co., Inc. 1.65% 12/15/17		5,213,000	5,222,248
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,310,986
3% 6/30/22		29,259,000	29,054,216
3.4% 5/15/25		39,520,000	38,203,233
3.6% 2/17/23		27,844,000	28,097,018
4.8% 6/15/44		5,721,000	5,399,274
5.875% 10/1/19		5,944,000	6,487,781
6.3% 1/15/38		16,665,000	18,953,221
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	49,610
CenturyLink, Inc.:
5.15% 6/15/17		972,000	979,407
6% 4/1/17		2,432,000	2,438,262
GTH Finance BV:
6.25% 4/26/20 (b)		1,540,000	1,629,505
7.25% 4/26/23 (b)		4,795,000	5,286,488
Sable International Finance Ltd. 6.875% 8/1/22 (b)		10,030,000	10,829,391
SBA Communications Corp. 4.875% 9/1/24 (b)		10,280,000	10,227,572
SFR Group SA:
6% 5/15/22 (b)		4,550,000	4,719,215
6.25% 5/15/24 (b)		3,140,000	3,187,069
7.375% 5/1/26 (b)		2,380,000	2,466,275
Sprint Capital Corp. 6.875% 11/15/28		19,345,000	20,626,606
TalkTalk Telecom Group PLC 5.375% 1/15/22 (Reg. S)	GBP	1,400,000	1,792,780
TDC A/S 3.5% 2/26/3015 (Reg. S) (c)	EUR	1,550,000	1,634,188
Telecom Italia Capital SA:
6% 9/30/34		5,580,000	5,510,250
6.375% 11/15/33		6,930,000	6,999,300
Telecom Italia SpA:
3.625% 5/25/26 (Reg. S)	EUR	1,900,000	2,088,934
5.303% 5/30/24 (b)		1,350,000	1,373,625
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		1,300,000	1,358,500
Verizon Communications, Inc.:
2.625% 2/21/20		21,379,000	21,647,991
4.5% 9/15/20		36,000,000	38,395,656
5.012% 4/15/49 (b)		2,831,000	2,778,077
5.012% 8/21/54		55,038,000	53,260,603
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)		3,205,000	3,257,081
7% 4/23/21 (Reg S.)	EUR	4,300,000	4,744,470
7.375% 4/23/21 (b)		3,060,000	3,186,225
			382,645,758
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV 3.125% 7/16/22		9,218,000	9,180,206
Comcel Trust 6.875% 2/6/24 (b)		775,000	818,594
Digicel Group Ltd. 6.75% 3/1/23 (b)		560,000	515,200
Intelsat Jackson Holdings SA:
7.25% 10/15/20		1,905,000	1,762,125
8% 2/15/24 (b)		2,550,000	2,766,750
Millicom International Cellular SA:
4.75% 5/22/20 (b)		650,000	663,195
6% 3/15/25 (b)		1,375,000	1,438,250
6.625% 10/15/21 (b)		2,575,000	2,697,313
Neptune Finco Corp.:
10.125% 1/15/23 (b)		9,665,000	11,187,238
10.875% 10/15/25 (b)		3,075,000	3,705,375
Sprint Communications, Inc.:
6% 11/15/22		3,075,000	3,182,287
7% 3/1/20 (b)		2,335,000	2,550,988
9% 11/15/18 (b)		2,225,000	2,433,594
Sprint Corp.:
7.25% 9/15/21		7,925,000	8,638,250
7.625% 2/15/25		9,855,000	10,988,325
7.875% 9/15/23		12,075,000	13,433,438
T-Mobile U.S.A., Inc.:
6% 3/1/23		4,060,000	4,293,450
6% 4/15/24		3,580,000	3,821,650
6.375% 3/1/25		15,125,000	16,259,073
6.464% 4/28/19		1,520,000	1,531,522
6.5% 1/15/24		6,085,000	6,538,333
6.625% 4/1/23		12,185,000	12,946,563
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		480,000	484,800
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)		1,810,000	1,977,425
Vodafone Group PLC 3% 8/12/56 (Reg. S)	GBP	2,350,000	2,456,124
			126,270,068

TOTAL TELECOMMUNICATION SERVICES			508,915,826

UTILITIES - 2.5%
Electric Utilities - 1.3%
American Electric Power Co., Inc. 2.95% 12/15/22		4,935,000	4,966,194
DPL, Inc. 6.75% 10/1/19		2,490,000	2,589,600
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		29,344,000	32,821,880
6.4% 9/15/20 (b)		25,897,000	28,957,248
EDF SA 4.125% (Reg. S) (c)(f)	EUR	2,400,000	2,529,847
Edison International 3.75% 9/15/17		6,674,000	6,748,869
EDP Finance BV 1.125% 2/12/24 (Reg. S)	EUR	3,900,000	3,918,099
Eversource Energy:
1.45% 5/1/18		3,325,000	3,314,756
2.8% 5/1/23		15,104,000	14,947,220
Exelon Corp.:
1.55% 6/9/17		3,319,000	3,319,807
2.85% 6/15/20		4,888,000	4,956,061
FirstEnergy Corp.:
2.75% 3/15/18		36,397,000	36,715,729
4.25% 3/15/23		31,243,000	32,577,951
7.375% 11/15/31		64,123,000	84,510,844
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	7,572,750
IPALCO Enterprises, Inc. 3.45% 7/15/20		27,495,000	27,976,163
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		600,000	731,244
LG&E and KU Energy LLC 3.75% 11/15/20		1,450,000	1,505,661
Monongahela Power Co. 4.1% 4/15/24 (b)		3,982,000	4,199,875
Nevada Power Co. 6.5% 5/15/18		790,000	836,741
NRG Yield Operating LLC 5% 9/15/26 (b)		3,945,000	3,866,100
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		8,695,232	9,423,458
NV Energy, Inc. 6.25% 11/15/20		3,500,000	3,952,533
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	779,201
PG&E Corp. 2.4% 3/1/19		1,683,000	1,694,850
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,285,611
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	12,840,930
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)		8,575,000	8,339,188
TECO Finance, Inc. 5.15% 3/15/20		3,761,000	4,020,960
Western Power Distribution Holdings Ltd. 5.25% 1/17/23	GBP	3,300,000	4,908,828
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	1,650,000	2,227,416
			365,035,614
Gas Utilities - 0.0%
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20 (b)		3,970,000	3,910,450
Southern Natural Gas Co. 5.9% 4/1/17 (b)(c)		442,000	443,589
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,867,418
			8,221,457
Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corp.:
5.25% 6/1/26 (b)		3,765,000	3,821,475
5.75% 1/15/25		2,775,000	2,747,250
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		67,644,000	72,040,860
Dynegy, Inc. 7.625% 11/1/24		7,870,000	7,476,500
Emera U.S. Finance LP:
2.15% 6/15/19		5,136,000	5,127,592
2.7% 6/15/21		5,055,000	5,027,228
3.55% 6/15/26		8,087,000	7,984,158
Listrindo Capital BV 4.95% 9/14/26 (b)		820,000	804,010
NRG Energy, Inc. 6.25% 5/1/24		6,020,000	6,020,000
PPL Energy Supply LLC 6.5% 6/1/25		1,180,000	967,600
TerraForm Power Operating LLC 6.375% 2/1/23 (b)(c)		3,475,000	3,596,625
The AES Corp.:
3.9307% 6/1/19 (c)		1,359,000	1,359,544
4.875% 5/15/23		6,125,000	6,082,125
			123,054,967
Multi-Utilities - 0.7%
Berkshire Hathaway Energy Co. 2% 11/15/18		12,172,000	12,207,530
Dominion Resources, Inc.:
3.2982% 9/30/66 (c)		35,229,000	28,743,341
3.8232% 6/30/66 (c)		10,345,000	9,491,538
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	14,384,458
5.45% 9/15/20		11,473,000	12,586,776
5.8% 2/1/42		6,336,000	7,495,817
5.95% 6/15/41		11,832,000	14,281,165
6.4% 3/15/18		1,228,000	1,287,050
6.8% 1/15/19		6,774,000	7,356,977
Puget Energy, Inc.:
6% 9/1/21		15,565,000	17,422,761
6.5% 12/15/20		5,125,000	5,760,715
RWE AG 7% 10/12/72 (Reg. S) (c)		3,650,000	3,745,813
Sempra Energy:
2.3% 4/1/17		14,116,000	14,128,789
2.875% 10/1/22		5,760,000	5,733,107
6% 10/15/39		15,009,000	18,435,360
Wisconsin Energy Corp. 6.25% 5/15/67 (c)		3,860,000	3,517,425
			176,578,622

TOTAL UTILITIES			672,890,660

TOTAL NONCONVERTIBLE BONDS
(Cost $9,294,782,909)			9,626,501,929

U.S. Government and Government Agency Obligations - 32.2%
U.S. Treasury Inflation-Protected Obligations - 5.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$230,685,750	$223,650,191
1% 2/15/46		144,057,737	148,869,101
1.375% 2/15/44		137,240,006	153,877,249
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		168,037,766	167,657,696
0.125% 7/15/26		193,486,962	190,198,504
0.25% 1/15/25		76,449,750	76,279,589
0.375% 7/15/25		403,864,191	407,491,735
0.625% 1/15/26		203,216,000	208,323,206

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			1,576,347,271

U.S. Treasury Obligations - 26.4%
U.S. Treasury Bonds:
2.5% 2/15/45 (h)(i)		1,420,000	1,288,705
2.5% 2/15/46		1,487,000	1,346,838
2.875% 11/15/46 (j)		610,049,000	598,634,373
3% 5/15/45		145,382,000	145,989,697
3% 11/15/45		207,323,000	208,197,696
5% 5/15/37		500,000	678,360
U.S. Treasury Notes:
0.75% 2/15/19		9,000,000	8,915,274
1.125% 6/30/21		1,125,000	1,091,997
1.25% 3/31/21		1,180,775,000	1,156,005,779
1.25% 10/31/21		707,204,000	687,258,726
1.375% 4/30/21		484,800,000	476,600,093
1.5% 8/15/26		427,443,000	395,835,727
1.625% 7/31/20		4,593,000	4,593,000
1.625% 2/15/26		2,949,000	2,773,673
1.625% 5/15/26		25,750,000	24,166,787
1.75% 12/31/20		600,000,000	600,445,200
1.875% 1/31/22		332,250,000	331,782,857
1.875% 2/28/22		735,660,000	734,883,879
2% 12/31/21		331,810,000	333,313,431
2% 8/15/25 (h)		5,305,000	5,169,059
2% 11/15/26		166,815,000	161,367,489
2.125% 2/29/24		693,615,000	690,688,638
2.25% 1/31/24		579,773,000	582,241,673
2.25% 11/15/25 (h)		1,800,000	1,786,079

TOTAL U.S. TREASURY OBLIGATIONS			7,155,055,030

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,809,969,845)			8,731,402,301

U.S. Government Agency - Mortgage Securities - 16.2%
Fannie Mae - 9.2%
2.44% 10/1/33 (c)		297,373	309,713
2.474% 12/1/34 (c)		45,405	46,954
2.5% 6/1/31 to 8/1/43		27,694,161	27,174,944
2.5% 10/1/34 (c)		1,323	1,374
2.54% 6/1/42 (c)		233,554	242,192
2.546% 3/1/35 (c)		21,909	22,660
2.57% 4/1/37 (c)		80,612	84,007
2.608% 2/1/33 (c)		792	817
2.632% 7/1/35 (c)		17,674	18,305
2.654% 10/1/33 (c)		1,876	1,935
2.666% 10/1/33 (c)		14,830	15,339
2.69% 3/1/37 (c)		25,716	26,924
2.693% 1/1/35 (c)		199,583	206,184
2.699% 2/1/42 (c)		1,347,854	1,396,324
2.715% 1/1/35 (c)		123,166	127,902
2.73% 7/1/34 (c)		27,645	28,753
2.755% 1/1/35 (c)		2,903	3,035
2.772% 1/1/42 (c)		1,350,189	1,398,891
2.798% 10/1/33 (c)		81,822	86,400
2.8% 5/1/36 (c)		159,262	168,969
2.802% 6/1/36 (c)		126,429	132,089
2.815% 9/1/36 (c)		34,468	36,002
2.827% 2/1/36 (c)		290,442	305,405
2.833% 3/1/35 (c)		48,698	51,449
2.845% 6/1/36 (c)		220,425	233,050
2.861% 9/1/36 (c)		69,372	72,566
2.918% 3/1/33 (c)		69,072	71,304
2.943% 9/1/41 (c)		134,302	139,132
2.946% 7/1/35 (c)		81,439	84,448
2.956% 11/1/36 (c)		62,926	65,228
2.964% 5/1/35 (c)		173,514	182,039
2.973% 11/1/40 (c)		103,216	108,857
2.975% 10/1/41 (c)		73,438	77,557
2.977% 5/1/36 (c)		101,987	107,672
2.99% 12/1/34 (c)		3,995	4,209
3% 12/1/26 to 2/1/47		553,446,079	553,638,484
3% 3/1/32 (g)		2,650,000	2,724,242
3% 3/1/32 (g)		2,650,000	2,724,242
3% 3/1/47 (g)		139,100,000	138,127,441
3% 3/1/47 (g)		33,100,000	32,868,571
3% 3/1/47 (g)		21,100,000	20,952,473
3.03% 7/1/34 (c)		188,454	200,743
3.032% 8/1/41 (c)		694,060	727,979
3.052% 9/1/35 (c)		52,571	55,420
3.065% 9/1/41 (c)		260,713	277,384
3.14% 7/1/37 (c)		158,768	168,815
3.151% 6/1/47 (c)		62,534	64,887
3.187% 3/1/40 (c)		319,953	339,195
3.241% 7/1/41 (c)		206,725	217,246
3.364% 10/1/41 (c)		120,257	125,245
3.435% 12/1/39 (c)		186,904	198,747
3.445% 12/1/35 (c)		230,389	244,237
3.468% 12/1/40 (c)		9,704,582	10,209,853
3.5% 3/1/25 to 2/1/47		558,723,933	577,206,574
3.5% 1/1/47		31,327,124	32,133,710
3.5% 3/1/47 (g)		167,700,000	171,834,375
3.5% 3/1/47 (g)		29,700,000	30,432,206
3.5% 3/1/47 (g)		13,000,000	13,320,494
3.5% 3/1/47 (g)		12,700,000	13,013,098
3.55% 7/1/41 (c)		275,432	287,433
4% 9/1/24 to 8/1/46		386,999,366	409,153,543
4% 3/1/47 (g)		36,100,000	37,930,978
4.5% 6/1/33 to 6/1/46		149,594,663	161,595,848
5% 3/1/18 to 3/1/45		148,655,759	164,193,855
5.202% 7/1/37 (c)		38,701	40,416
5.255% 8/1/41		2,470,071	2,716,139
5.5% 12/1/17 to 3/1/41		28,392,987	31,753,793
6% 7/1/19 to 1/1/42		13,830,000	15,789,962
6.309% 2/1/39		5,101,251	5,548,609
6.5% 3/1/17 to 8/1/39		30,765,272	35,440,459
7% 9/1/21 to 7/1/37		1,333,986	1,534,291
7.5% 6/1/25 to 2/1/32		586,320	681,261
8% 7/1/29 to 3/1/37		13,849	16,664
8.5% 12/1/19 to 6/1/22		326	363
9.5% 6/1/18 to 9/1/21		7,830	8,196

TOTAL FANNIE MAE			2,501,530,100

Freddie Mac - 4.1%
2.226% 8/1/37 (c)		34,512	35,153
2.5% 7/1/31		6,862,616	6,900,113
2.57% 3/1/35 (c)		67,049	69,037
2.607% 6/1/33 (c)		187,033	195,631
2.683% 3/1/36 (c)		167,575	174,521
2.745% 1/1/36 (c)		74,104	76,591
2.763% 3/1/36 (c)		152,727	158,197
2.792% 2/1/37 (c)		173,471	180,149
2.838% 8/1/37 (c)		77,815	81,121
2.865% 12/1/35 (c)		138,531	143,721
2.89% 6/1/33 (c)		530,150	559,234
2.925% 6/1/37 (c)		28,620	29,771
2.936% 5/1/37 (c)		43,831	45,628
2.946% 3/1/35 (c)		866,146	918,165
2.95% 3/1/37 (c)		16,712	17,302
2.968% 11/1/35 (c)		145,388	151,345
2.989% 4/1/36 (c)		172,053	181,274
3% 10/1/28 to 2/1/47		342,930,319	343,080,821
3.065% 10/1/35 (c)		120,859	127,044
3.066% 9/1/41 (c)		1,350,209	1,423,071
3.071% 10/1/36 (c)		269,853	283,189
3.099% 10/1/42 (c)		1,387,946	1,467,049
3.14% 3/1/33 (c)		1,935	2,049
3.17% 6/1/36 (c)		47,444	50,326
3.198% 9/1/41 (c)		159,805	167,563
3.22% 4/1/37 (c)		8,560	9,091
3.231% 4/1/41 (c)		128,614	133,410
3.246% 6/1/37 (c)		40,228	41,759
3.26% 6/1/37 (c)		24,165	25,536
3.273% 7/1/41 (c)		857,419	907,927
3.282% 6/1/41 (c)		168,579	177,360
3.29% 6/1/37 (c)		153,973	159,856
3.295% 7/1/36 (c)		64,199	68,434
3.32% 4/1/37 (c)		36,708	38,845
3.392% 5/1/41 (c)		132,612	141,031
3.41% 12/1/40 (c)		4,965,283	5,205,803
3.5% 3/1/32 to 9/1/46 (h)(i)(k)		413,292,231	427,434,934
3.5% 3/1/47 (g)		8,600,000	8,810,676
3.626% 5/1/41 (c)		188,432	198,206
3.665% 6/1/41 (c)		183,246	192,824
3.769% 12/1/36 (c)		283,202	301,886
3.887% 10/1/35 (c)		121,459	129,472
4% 7/1/31 to 4/1/46		233,641,400	246,785,996
4.5% 6/1/25 to 1/1/45		23,719,749	25,605,860
5% 6/1/20 to 7/1/41		24,841,434	27,530,273
5.139% 4/1/38 (c)		149,479	158,936
5.5% 10/1/17 to 3/1/41		10,625,348	11,865,658
6% 4/1/17 to 12/1/37		2,712,590	3,067,083
6.5% 3/1/17 to 9/1/39		3,795,603	4,322,908
7% 6/1/21 to 9/1/36		1,202,390	1,389,956
7.5% 1/1/27 to 6/1/32		23,138	27,069
8% 4/1/17 to 1/1/37		35,363	42,047
8.5% 9/1/19 to 1/1/28		38,870	45,172
9% 10/1/20		38	40
9.5% 5/1/21 to 7/1/21		188	203
10% 2/1/20 to 11/1/20		69	74
11% 7/1/19 to 9/1/20		24	26

TOTAL FREDDIE MAC			1,121,336,416

Ginnie Mae - 2.9%
3% 6/15/42 to 1/20/47		204,196,804	207,077,427
3.5% 11/15/40 to 6/20/46 (h)		246,105,943	256,946,203
3.5% 3/1/47 (g)		56,980,000	59,214,533
4% 5/20/33 to 11/15/43		76,180,627	81,349,485
4% 3/1/47 (g)		30,400,000	32,168,173
4% 3/1/47 (g)		31,090,000	32,898,306
4.5% 6/20/33 to 8/15/41		61,687,237	66,894,923
5% 12/15/32 to 9/15/41		26,478,127	29,512,736
5.5% 7/15/33 to 9/15/39		2,179,659	2,476,631
6% 10/15/30 to 11/15/39		632,414	718,504
6.5% 3/20/31 to 11/15/37		368,041	423,901
7% 10/15/22 to 3/15/33		1,199,460	1,401,660
7.5% 6/15/17 to 9/15/31		542,780	623,781
8% 11/15/21 to 11/15/29		177,593	203,265
8.5% 10/15/21 to 1/15/31		33,344	39,433
9% 8/15/19 to 1/15/23		1,201	1,296
9.5% 12/15/20 to 2/15/25		459	502
10.5% 10/20/17 to 1/15/18		285	290
11% 9/20/19		487	527

TOTAL GINNIE MAE			771,951,576

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,427,847,069)			4,394,818,092

Asset-Backed Securities - 0.7%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.4833% 4/25/35 (c)		$664,344	$637,601
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.4211% 3/25/34 (c)		234,003	232,036
Airspeed Ltd. Series 2007-1A Class C1, 3.27% 6/15/32 (b)(c)		3,091,251	839,275
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (b)		3,688,762	3,693,477
American Homes 4 Rent:
Series 2014-SFR1 Class E, 3.2683% 6/17/31 (b)(c)		1,265,000	1,269,174
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		147,000	159,174
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		428,000	477,129
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		599,438	636,388
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		981,000	1,052,205
Class XS, 0% 10/17/45 (b)(c)(l)		690,519	7
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.8283% 12/25/33 (c)		38,516	37,224
Series 2004-R2 Class M3, 1.6033% 4/25/34 (c)		89,819	75,766
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.5583% 3/25/34 (c)		47,932	45,563
Series 2004-W11 Class M2, 1.8283% 11/25/34 (c)		515,155	512,578
Series 2004-W7 Class M1, 1.6033% 5/25/34 (c)		1,285,315	1,240,370
Series 2006-W4 Class A2C, 0.9383% 5/25/36 (c)		1,103,028	385,102
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.5961% 4/25/34 (c)		1,474,501	1,347,623
Series 2006-HE2 Class M1, 1.1411% 3/25/36 (c)		17,992	216
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2012-2A Class A, 2.802% 5/20/18 (b)		4,222,500	4,230,845
Series 2012-3A Class A, 2.1% 3/20/19 (b)		9,200,000	9,230,987
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		45,893,719	46,071,557
Class AA, 2.487% 12/16/41 (b)		10,978,437	10,826,057
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.9111% 12/25/36 (c)		1,802,588	1,348,548
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (b)		1,574,296	1,575,407
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2% 3/15/22 (b)		1,651,368	1,652,113
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 2.1283% 10/25/37 (b)		22,601,298	22,493,912
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 6.0283% 3/25/32 (c)		3,192	3,171
Series 2004-3 Class M4, 2.2333% 4/25/34 (c)		55,446	51,963
Series 2004-4 Class M2, 1.5733% 6/25/34 (c)		83,538	80,098
Series 2004-7 Class AF5, 5.868% 1/25/35		1,674,186	1,710,277
Series 2005-3 Class MV4, 1.3983% 8/25/35 (c)		4,445,984	4,441,618
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		207,613	214,775
Fannie Mae Series 2004-T5 Class AB3, 1.5005% 5/28/35 (c)		38,916	34,370
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.9461% 8/25/34 (c)		239,817	228,079
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.5961% 3/25/34 (c)		2,941	2,548
Flagship Credit Auto Trust Series 2015-3 Class A, 2.34% 10/15/20 (b)		5,423,702	5,438,227
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.5061% 1/25/35 (c)		948,695	879,844
Class M4, 1.7911% 1/25/35 (c)		347,133	181,165
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.4323% 2/25/47 (b)(c)		1,674,967	1,410,260
GE Business Loan Trust Series 2006-2A:
Class A, 0.95% 11/15/34 (b)(c)		517,281	490,421
Class B, 1.05% 11/15/34 (b)(c)		186,857	173,882
Class C, 1.15% 11/15/34 (b)(c)		310,549	286,381
Class D, 1.52% 11/15/34 (b)(c)		117,926	106,838
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)		75,390	6,021
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.0983% 8/25/33 (c)		234,035	220,455
Series 2003-3 Class M1, 2.0611% 8/25/33 (c)		373,674	364,315
Series 2003-5 Class A2, 1.4711% 12/25/33 (c)		32,929	31,567
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.9683% 1/25/37 (c)		1,522,035	1,097,133
Invitation Homes Trust:
Series 2014-SFR1 Class F, 4.5183% 6/17/31 (b)(c)		557,000	556,997
Series 2014-SFR3 Class E, 5.2722% 12/17/31 (b)(c)		206,000	206,355
Series 2014-SRF2 Class F, 4.7683% 9/17/31 (b)(c)		335,000	335,218
Series 2015-SFR2 Class E, 3.9222% 6/17/32 (b)(c)		485,000	489,794
Series 2015-SRF1 Class E, 4.968% 3/17/32 (b)(c)		624,000	626,653
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AF3, 5.532% 11/25/36		1,957,491	1,956,754
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.1471% 3/27/42 (c)		3,243,000	1,680,546
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.9383% 11/25/36 (c)		4,247,861	1,965,315
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.0711% 5/25/37 (c)		263,268	4,832
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.5283% 7/25/34 (c)		93,779	83,044
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.7461% 7/25/34 (c)		167,133	161,064
Series 2006-FF1 Class M2, 1.0611% 8/25/36 (c)		13,300,000	13,119,002
Series 2006-FM1 Class A2B, 0.8883% 4/25/37 (c)		2,748	1,527
Series 2006-OPT1 Class A1A, 1.2911% 6/25/35 (c)		1,291,528	1,250,527
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.4583% 8/25/34 (c)		57,368	52,162
Series 2004-NC6 Class M3, 2.9533% 7/25/34 (c)		13,749	13,004
Series 2004-NC8 Class M6, 2.6533% 9/25/34 (c)		15,607	14,723
Series 2005-NC1 Class M1, 1.4383% 1/25/35 (c)		173,115	161,091
Series 2005-NC2 Class B1, 2.5333% 3/25/35 (c)		140,349	4,899
Nationstar HECM Loan Trust Series 2016-1A Class A, 2.9813% 2/25/26 (b)		8,453,635	8,456,704
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.2883% 9/25/35 (c)		1,426,957	1,359,178
OneMain Financial Issuance Trust Series 2014-1A Class A, 2.43% 6/18/24 (b)		1,175,179	1,175,360
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.6461% 9/25/34 (c)		512,115	495,011
Class M4, 2.9461% 9/25/34 (c)		683,353	436,096
Series 2005-WCH1 Class M4, 2.0233% 1/25/36 (c)		1,475,804	1,398,526
Progress Residential Trust Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	174,019
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.5783% 4/25/33 (c)		5,108	4,675
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.5733% 3/25/35 (c)		556,235	532,471
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.9134% 6/15/33 (c)		297,379	295,651
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.5033% 9/25/34 (c)		35,230	31,882
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.6311% 9/25/34 (c)		28,819	27,149
Towd Point Mortgage Trust Series 2017-1 Class A1, 2.75% 10/25/56 (b)		35,370,000	35,326,460
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.4243% 4/6/42 (b)(c)		2,573,000	1,247,905
Tricon American Homes Trust Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		517,000	504,654
Class F, 6.038% 11/17/33 (b)		456,000	455,349
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (b)		1,936,337	1,940,131
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 1.2312% 11/21/40 (b)(c)		25,244	25,282
Class D, 1.7612% 11/21/40 (b)(c)		305,000	261,080
TOTAL ASSET-BACKED SECURITIES
(Cost $197,823,248)			204,354,832

Collateralized Mortgage Obligations - 2.1%
Private Sponsor - 0.6%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.8961% 6/27/36 (b)(c)		13,003,266	12,618,597
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 3.2753% 12/26/35 (b)(c)		2,439,982	2,459,386
BCAP LLC Trust sequential payer:
Series 2012-RR5 Class 8A5, 0.939% 7/26/36 (b)(c)		2,069,289	1,991,066
Series 2013-RR4 Class 2A1, 3.1888% 5/26/47 (b)(c)		5,772,836	5,810,705
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.3311% 1/25/35 (c)		690,178	683,330
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		8,912,092	8,872,689
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.548% 10/26/37 (b)(c)		351,848	348,162
CSMC:
floater Series 2015-1R Class 6A1, 1.0361% 5/27/37 (b)(c)		9,831,539	9,324,022
Series 2011-2R Class 2A1, 3.0599% 7/27/36 (b)(c)		4,086,060	4,081,750
Series 2014-3R Class 2A1, 1.4561% 5/27/37 (b)(c)		1,138,176	1,097,942
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0317% 10/25/34 (c)		413,878	410,111
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3604% 12/25/46 (b)(c)		910,000	977,935
Series 2010-K7 Class B, 5.4494% 4/25/20 (b)(c)		1,000,000	1,080,625
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.8305% 3/25/37 (c)		574,076	577,234
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 0.945% 6/21/36 (b)(c)		7,620,970	7,518,100
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.012% 8/25/36 (c)		872,184	791,508
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9261% 2/25/37 (c)		2,357,735	2,241,738
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1.9417% 6/10/19 (b)(c)		45,638,000	45,629,283
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (b)		4,762,992	4,764,897
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 3.4196% 3/26/37 (b)(c)		3,508,804	3,523,994
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1.0611% 7/25/35 (c)		606,343	588,003
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 2.9052% 7/26/45 (b)(c)		11,829,796	12,085,211
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 3.1133% 6/10/35 (b)(c)		256,931	186,979
Class B6, 3.6133% 6/10/35 (b)(c)		57,286	34,572
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (c)		20,775	20,410
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.118% 4/25/33 (c)		54,875	55,241
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.4183% 9/25/43 (c)		8,852,575	8,520,345
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 3.0752% 1/25/35 (c)		2,065,940	2,098,545
Series 2005-AR10 Class 2A15, 3.0521% 6/25/35 (c)		10,915,702	11,239,676
Series 2005-AR2:
Class 1A2, 3.0446% 3/25/35 (c)		1,348,342	1,250,799
Class 3A1, 3.0663% 3/25/35 (c)		17,930,019	18,123,273
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4:
Class 1A1, 3.1978% 6/27/36 (b)(c)		1,932,183	1,934,144
Class 2A1, 3.0416% 6/27/36 (b)(c)		2,063,171	2,056,287

TOTAL PRIVATE SPONSOR			172,996,559

U.S. Government Agency - 1.5%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1.5783% 2/25/32 (c)		24,922	25,225
Series 2002-39 Class FD, 1.7806% 3/18/32 (c)		42,713	43,521
Series 2002-60 Class FV, 1.7783% 4/25/32 (c)		52,264	53,091
Series 2002-63 Class FN, 1.7783% 10/25/32 (c)		70,849	71,930
Series 2002-7 Class FC, 1.5283% 1/25/32 (c)		25,669	25,960
Series 2002-94 Class FB, 1.1783% 1/25/18 (c)		10,172	10,176
Series 2003-118 Class S, 7.3217% 12/25/33 (c)(l)(m)		839,878	213,014
Series 2006-104 Class GI, 5.9017% 11/25/36 (c)(l)(m)		618,447	114,270
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		31,617	34,010
Series 1993-207 Class H, 6.5% 11/25/23		457,758	502,556
Series 1996-28 Class PK, 6.5% 7/25/25		141,469	155,525
Series 1999-17 Class PG, 6% 4/25/29		399,834	431,170
Series 1999-32 Class PL, 6% 7/25/29		370,745	400,270
Series 1999-33 Class PK, 6% 7/25/29		248,879	269,159
Series 2001-52 Class YZ, 6.5% 10/25/31		30,482	34,889
Series 2003-28 Class KG, 5.5% 4/25/23		256,794	273,637
Series 2004-21 Class QE, 4.5% 11/25/32		11,410	11,468
Series 2005-102 Class CO, 11/25/35 (n)		212,168	186,927
Series 2005-73 Class SA, 15.5263% 8/25/35 (c)(m)		76,883	95,973
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	476,739
Series 2006-12 Class BO, 10/25/35 (n)		944,478	878,549
Series 2006-37 Class OW, 5/25/36 (n)		92,123	80,823
Series 2006-45 Class OP, 6/25/36 (n)		283,732	247,589
Series 2006-62 Class KP, 4/25/36 (n)		441,186	387,308
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		79,134	91,378
Series 1999-25 Class Z, 6% 6/25/29		301,156	336,791
Series 2001-20 Class Z, 6% 5/25/31		406,500	447,335
Series 2001-31 Class ZC, 6.5% 7/25/31		219,460	249,041
Series 2002-16 Class ZD, 6.5% 4/25/32		116,756	133,227
Series 2002-74 Class SV, 6.7717% 11/25/32 (c)(l)		537,469	91,194
Series 2012-67 Class AI, 4.5% 7/25/27 (l)		2,758,710	329,998
Series 06-116 Class SG, 5.8617% 12/25/36 (c)(l)(m)		428,137	88,822
Series 07-40 Class SE, 5.6617% 5/25/37 (c)(l)(m)		243,550	48,022
Series 1993-165 Class SH, 17.5983% 9/25/23 (c)(m)		18,606	23,688
Series 2003-21 Class SK, 7.3217% 3/25/33 (c)(l)(m)		61,523	12,990
Series 2003-35 Class TQ, 6.7217% 5/25/18 (c)(l)(m)		12,775	393
Series 2005-72 Class ZC, 5.5% 8/25/35		2,875,546	3,161,521
Series 2007-57 Class SA, 35.95% 6/25/37 (c)(m)		201,829	394,134
Series 2007-66:
Class SA, 34.93% 7/25/37 (c)(m)		300,412	594,454
Class SB, 34.93% 7/25/37 (c)(m)		129,577	230,496
Series 2007-75 Class JI, 5.7667% 8/25/37 (c)(l)		9,047,020	1,596,062
Series 2008-12 Class SG, 5.5717% 3/25/38 (c)(l)(m)		1,634,505	277,845
Series 2009-114 Class AI, 5% 12/25/23 (l)		71,115	587
Series 2009-16 Class SA, 5.4717% 3/25/24 (c)(l)(m)		4,125	73
Series 2009-76 Class MI, 5.5% 9/25/24 (l)		47,322	1,198
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		125,851	7,032
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		183,531	9,906
Series 2010-112 Class SG, 5.5817% 6/25/21 (c)(l)(m)		132,987	6,056
Series 2010-12 Class AI, 5% 12/25/18 (l)		282,653	6,604
Series 2010-135 Class LS, 5.2717% 12/25/40 (c)(l)(m)		1,526,925	241,609
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		1,442,353	168,992
Series 2010-150 Class ZC, 4.75% 1/25/41		5,647,625	6,246,091
Series 2010-17 Class DI, 4.5% 6/25/21 (l)		100,509	3,764
Series 2010-23:
Class AI, 5% 12/25/18 (l)		97,250	1,973
Class HI, 4.5% 10/25/18 (l)		91,133	2,300
Series 2010-29 Class LI, 4.5% 6/25/19 (l)		258,759	5,798
Series 2010-95 Class ZC, 5% 9/25/40		11,976,977	13,353,520
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		442,249	29,206
Series 2011-110 Class SA, 5.8317% 4/25/41 (c)(l)		4,128,650	654,885
Series 2011-112 Class SA, 5.7717% 11/25/41 (c)(l)		4,093,635	761,381
Series 2011-123 Class SD, 5.8217% 8/25/39 (c)(l)		3,601,858	537,486
Series 2011-39 Class ZA, 6% 11/25/32		1,046,444	1,180,881
Series 2011-67 Class AI, 4% 7/25/26 (l)		445,637	43,576
Series 2011-83 Class DI, 6% 9/25/26 (l)		654,933	69,715
Series 2012-100 Class WI, 3% 9/25/27 (l)		6,778,952	654,299
Series 2012-14 Class JS, 5.8717% 12/25/30 (c)(l)		2,267,758	310,992
Series 2012-47 Class SD, 5.6717% 5/25/42 (c)(l)		10,215,480	2,041,118
Series 2012-9 Class SH, 5.7717% 6/25/41 (c)(l)		3,251,678	489,442
Series 2013-133 Class IB, 3% 4/25/32 (l)		4,171,658	403,902
Series 2013-51 Class GI, 3% 10/25/32 (l)		6,091,939	660,676
Series 2013-N1 Class A, 5.9417% 6/25/35 (c)(l)(m)		1,310,090	243,829
Series 2014-68 Class ID, 3.5% 3/25/34 (l)		3,144,471	408,690
Series 2015-42:
Class IL, 6% 6/25/45 (l)		9,672,936	2,308,390
Class LS, 5.4217% 6/25/45 (c)(l)(m)		16,137,437	2,629,747
Series 2015-70 Class JC, 3% 10/25/45		8,334,954	8,520,078
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (l)		29,464	534
Class 5, 5.5% 7/25/33 (l)		224,403	49,346
Series 343 Class 16, 5.5% 5/25/34 (l)		191,893	35,026
Series 348 Class 14, 6.5% 8/25/34 (c)(l)		139,258	32,969
Series 351:
Class 12, 5.5% 4/25/34 (c)(l)		91,957	18,064
Class 13, 6% 3/25/34 (l)		122,583	24,647
Series 359 Class 19, 6% 7/25/35 (c)(l)		81,503	15,620
Series 384 Class 6, 5% 7/25/37 (l)		1,030,819	215,963
Freddie Mac:
floater:
Series 2412 Class FK, 1.57% 1/15/32 (c)		19,011	19,240
Series 2423 Class FA, 1.67% 3/15/32 (c)		27,274	27,663
Series 2424 Class FM, 1.77% 3/15/32 (c)		31,588	32,068
Series 2432:
Class FE, 1.67% 6/15/31 (c)		50,494	51,176
Class FG, 1.67% 3/15/32 (c)		15,881	16,098
floater target amortization class Series 3366 Class FD, 1.02% 5/15/37 (c)		1,159,631	1,154,126
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (n)		819,881	718,723
Series 2095 Class PE, 6% 11/15/28		445,664	482,566
Series 2101 Class PD, 6% 11/15/28		40,823	44,047
Series 2121 Class MG, 6% 2/15/29		179,484	193,848
Series 2131 Class BG, 6% 3/15/29		1,216,231	1,316,739
Series 2137 Class PG, 6% 3/15/29		192,719	212,390
Series 2154 Class PT, 6% 5/15/29		303,870	328,283
Series 2162 Class PH, 6% 6/15/29		72,262	79,313
Series 2425 Class JH, 6% 3/15/17		82	82
Series 2520 Class BE, 6% 11/15/32		386,450	418,171
Series 2585 Class KS, 6.83% 3/15/23 (c)(l)(m)		23,461	2,331
Series 2693 Class MD, 5.5% 10/15/33		4,484,673	5,008,313
Series 2802 Class OB, 6% 5/15/34		737,237	812,348
Series 2937 Class KC, 4.5% 2/15/20		628,736	644,211
Series 2962 Class BE, 4.5% 4/15/20		735,954	760,516
Series 3002 Class NE, 5% 7/15/35		1,112,188	1,196,846
Series 3110 Class OP, 9/15/35 (n)		525,780	484,085
Series 3119 Class PO, 2/15/36 (n)		928,550	818,509
Series 3121 Class KO, 3/15/36 (n)		164,535	144,862
Series 3123 Class LO, 3/15/36 (n)		526,074	462,086
Series 3145 Class GO, 4/15/36 (n)		496,279	435,796
Series 3189 Class PD, 6% 7/15/36		1,093,714	1,237,779
Series 3225 Class EO, 10/15/36 (n)		296,642	258,794
Series 3258 Class PM, 5.5% 12/15/36		504,104	553,342
Series 3415 Class PC, 5% 12/15/37		406,410	433,188
Series 3786 Class HI, 4% 3/15/38 (l)		1,355,717	118,479
Series 3806 Class UP, 4.5% 2/15/41		2,791,005	2,937,749
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,590,439
sequential payer:
Series 2135 Class JE, 6% 3/15/29		93,744	101,279
Series 2274 Class ZM, 6.5% 1/15/31		100,294	114,009
Series 2281 Class ZB, 6% 3/15/30		242,385	261,049
Series 2303 Class ZV, 6% 4/15/31		106,388	115,220
Series 2357 Class ZB, 6.5% 9/15/31		739,917	847,048
Series 2502 Class ZC, 6% 9/15/32		208,194	226,090
Series 2519 Class ZD, 5.5% 11/15/32		337,089	361,793
Series 2546 Class MJ, 5.5% 3/15/23		158,229	166,914
Series 2601 Class TB, 5.5% 4/15/23		75,890	81,499
Series 2998 Class LY, 5.5% 7/15/25		224,506	241,323
Series 3871 Class KB, 5.5% 6/15/41		4,329,000	5,050,205
Series 06-3115 Class SM, 5.83% 2/15/36 (c)(l)(m)		338,799	69,056
Series 2013-4281 Class AI, 4% 12/15/28 (l)		4,616,127	421,121
Series 2844:
Class SC, 41.795% 8/15/24 (c)(m)		9,403	14,153
Class SD, 76.44% 8/15/24 (c)(m)		13,834	27,823
Series 2933 Class ZM, 5.75% 2/15/35		3,237,785	3,757,730
Series 2935 Class ZK, 5.5% 2/15/35		4,052,674	4,558,980
Series 2947 Class XZ, 6% 3/15/35		1,305,246	1,446,040
Series 2996 Class ZD, 5.5% 6/15/35		2,613,219	2,974,198
Series 3055 Class CS, 5.82% 10/15/35 (c)(l)		488,577	96,514
Series 3237 Class C, 5.5% 11/15/36		3,722,178	4,204,520
Series 3244 Class SG, 5.89% 11/15/36 (c)(l)(m)		1,207,675	229,273
Series 3284 Class CI, 5.35% 3/15/37 (c)(l)		2,697,748	496,314
Series 3287 Class SD, 5.98% 3/15/37 (c)(l)(m)		1,761,453	351,386
Series 3297 Class BI, 5.99% 4/15/37 (c)(l)(m)		2,598,908	533,315
Series 3336 Class LI, 5.81% 6/15/37 (c)(l)		864,959	154,266
Series 3772 Class BI, 4.5% 10/15/18 (l)		324,654	7,862
Series 3949 Class MK, 4.5% 10/15/34		781,579	827,251
Series 3955 Class YI, 3% 11/15/21 (l)		2,381,525	114,544
Series 4055 Class BI, 3.5% 5/15/31 (l)		3,814,814	409,394
Series 4149 Class IO, 3% 1/15/33 (l)		2,672,034	344,556
Series 4314 Class AI, 5% 3/15/34 (l)		1,500,135	196,201
Series 4427 Class LI, 3.5% 2/15/34 (l)		7,022,512	867,794
Series 4471 Class PA 4% 12/15/40		10,088,276	10,556,150
Series 4476 Class IA, 3.5% 1/15/32 (l)		7,088,210	656,171
target amortization class Series 2156 Class TC, 6.25% 5/15/29		248,573	269,632
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.67% 2/15/24 (c)		99,038	99,903
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		164,770	180,658
Series 2056 Class Z, 6% 5/15/28		337,588	364,775
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		8,523,665	9,079,125
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 5.92% 6/16/37 (c)(l)(m)		515,907	104,312
Series 2010-H03 Class FA, 1.3261% 3/20/60 (c)(o)		6,142,257	6,131,617
Series 2010-H17 Class FA, 1.1061% 7/20/60 (c)(o)		673,750	667,215
Series 2010-H18 Class AF, 0.9467% 9/20/60 (c)(o)		830,880	822,189
Series 2010-H19 Class FG, 1.0717% 8/20/60 (c)(o)		917,028	907,547
Series 2010-H27 Series FA, 1.1517% 12/20/60 (c)(o)		1,673,708	1,660,232
Series 2011-H05 Class FA, 1.2717% 12/20/60 (c)(o)		2,632,865	2,624,074
Series 2011-H07 Class FA, 1.1467% 2/20/61 (c)(o)		5,157,863	5,141,824
Series 2011-H12 Class FA, 1.1367% 2/20/61 (c)(o)		6,785,202	6,761,851
Series 2011-H13 Class FA, 1.1467% 4/20/61 (c)(o)		2,477,204	2,469,037
Series 2011-H14:
Class FB, 1.2717% 5/20/61 (c)(o)		2,844,992	2,834,489
Class FC, 1.2717% 5/20/61 (c)(o)		2,575,771	2,566,752
Series 2011-H17 Class FA, 1.3017% 6/20/61 (c)(o)		3,379,617	3,371,909
Series 2011-H21 Class FA, 1.2467% 10/20/61 (c)(o)		6,588,937	6,587,472
Series 2012-H01 Class FA, 1.3467% 11/20/61 (c)(o)		3,258,689	3,268,516
Series 2012-H03 Class FA, 1.4717% 1/20/62 (c)(o)		2,081,347	2,087,609
Series 2012-H06 Class FA, 1.2767% 1/20/62 (c)(o)		3,123,554	3,125,873
Series 2012-H07 Class FA, 1.2767% 3/20/62 (c)(o)		1,939,510	1,941,447
Series 2012-H21 Class DF, 1.2967% 5/20/61 (c)(o)		5,161,955	5,169,925
Series 2012-H23 Class WA, 1.2917% 10/20/62 (c)(o)		1,638,158	1,633,257
Series 2012-H26, Class CA, 1.1767% 7/20/60 (c)(o)		6,476,450	6,462,375
Series 2013-H07 Class BA, 1.0067% 3/20/63 (c)(o)		2,657,225	2,633,202
Series 2014-H03 Class FA, 1.3717% 1/20/64 (c)(o)		3,065,637	3,064,855
Series 2014-H05 Class FB, 1.3717% 12/20/63 (c)(o)		7,969,073	7,966,901
Series 2014-H11 Class BA, 1.2717% 6/20/64 (c)(o)		12,106,780	12,062,253
Series 2014-H20 Class BF, 1.2717% 9/20/64 (c)(o)		38,733,593	38,587,091
Series 2016-H20 Class FM, 1.1717% 12/20/62 (c)(o)		16,328,600	16,323,106
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		429,179	482,551
Series 1997-8 Class PE, 7.5% 5/16/27		182,456	211,840
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		1,046,252	130,804
sequential payer Series 2004-24 Class ZM, 5% 4/20/34		1,683,156	1,848,463
Series 2004-32 Class GS, 5.73% 5/16/34 (c)(l)(m)		269,444	49,686
Series 2004-73 Class AL, 6.43% 8/17/34 (c)(l)(m)		333,967	76,990
Series 2007-35 Class SC, 35.58% 6/16/37 (c)(m)		21,258	38,458
Series 2010-H10 Class FA, 1.1061% 5/20/60 (c)(o)		2,118,434	2,098,201
Series 2011-94 Class SA, 5.3194% 7/20/41 (c)(l)(m)		1,770,235	290,280
Series 2012-76 Class GS, 5.93% 6/16/42 (c)(l)(m)		1,030,384	194,671
Series 2012-97 Class JS, 5.48% 8/16/42 (c)(l)(m)		3,445,723	562,138
Series 2013-124:
Class ES, 7.6259% 4/20/39 (c)(m)		3,693,721	3,909,973
Class ST, 7.7593% 8/20/39 (c)(m)		7,456,287	8,084,756
Series 2015-H13 Class HA, 2.5% 8/20/64 (o)		29,260,632	29,561,142
Series 2015-H17 Class HA, 2.5% 5/20/65 (o)		24,750,970	25,010,041
Series 2015-H21:
Class HA, 2.5% 6/20/63 (o)		5,620,308	5,675,055
Class JA, 2.5% 6/20/65 (o)		26,238,483	26,499,251
Series 2017-H06 Class FA, 1.17% 8/20/66 (c)(o)		27,338,000	27,367,902

TOTAL U.S. GOVERNMENT AGENCY			409,465,607

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $581,134,628)			582,462,166

Commercial Mortgage Securities - 2.6%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		180,000	201,417
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	128,794
Series 1997-D5 Class PS1, 1.6783% 2/14/43 (c)(l)		194,665	2,492
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(c)		1,500,000	1,530,166
Banc of America Commercial Mortgage Trust:
sequential payer Series 2007-5 Class A1A, 5.361% 2/10/51		14,434,098	14,669,287
Series 2004-1 Class F, 5.279% 11/10/39 (b)(c)		11,546	11,562
Series 2005-1 Class CJ, 5.4043% 11/10/42 (c)		21,255	21,239
Series 2005-5 Class D, 5.4073% 10/10/45 (c)		356,073	356,040
Series 2008-1 Class D, 6.282% 2/10/51 (b)(c)		125,000	94,570
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.443% 2/15/50 (c)		957,000	982,692
Class D, 3.25% 2/15/50 (b)		667,000	538,743
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 2.0074% 7/15/49 (c)(l)		46,271,545	5,615,603
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class A, 3.3228% 9/10/28 (b)		4,391,000	4,502,167
Class E, 4.2844% 9/10/28 (b)(c)		1,782,000	1,672,452
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 2.0533% 12/25/33 (b)(c)		24,268	22,588
Series 2005-4A:
Class A2, 1.1683% 1/25/36 (b)(c)		627,496	547,649
Class B1, 2.1783% 1/25/36 (b)(c)		27,915	21,810
Class M1, 1.2283% 1/25/36 (b)(c)		202,418	170,227
Class M2, 1.2483% 1/25/36 (b)(c)		60,725	49,727
Class M3, 1.2783% 1/25/36 (b)(c)		88,685	72,284
Class M4, 1.3883% 1/25/36 (b)(c)		49,047	41,219
Class M5, 1.4283% 1/25/36 (b)(c)		49,047	36,805
Class M6, 1.4783% 1/25/36 (b)(c)		52,094	39,363
Series 2006-3A Class M4, 1.2083% 10/25/36 (b)(c)		26,703	22,334
Series 2007-1 Class A2, 1.0483% 3/25/37 (b)(c)		408,690	355,032
Series 2007-2A:
Class A1, 1.0261% 7/25/37 (b)(c)		432,459	374,464
Class A2, 1.0761% 7/25/37 (b)(c)		404,075	346,846
Class M1, 1.1261% 7/25/37 (b)(c)		141,888	110,217
Class M2, 1.1661% 7/25/37 (b)(c)		77,534	59,941
Class M3, 1.2461% 7/25/37 (b)(c)		60,939	43,470
Series 2007-3:
Class A2, 1.0461% 7/25/37 (b)(c)		378,270	318,753
Class M1, 1.0661% 7/25/37 (b)(c)		82,157	64,780
Class M2, 1.0961% 7/25/37 (b)(c)		88,057	67,156
Class M3, 1.1261% 7/25/37 (b)(c)		138,756	103,467
Class M4, 1.2561% 7/25/37 (b)(c)		217,868	146,154
Class M5, 1.3561% 7/25/37 (b)(c)		106,337	55,403
Series 2007-4A Class M1, 1.7283% 9/25/37 (b)(c)		51,583	12,691
Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(l)		4,110,973	0
BBCMS Mortgage Trust Series 2016-ETC:
Class D, 3.6089% 8/14/36 (b)(c)		1,000,000	967,082
Class E, 3.6089% 8/14/36 (b)(c)		1,000,000	883,895
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7107% 6/11/40 (c)		436,051	436,119
Series 2006-T22 Class B, 5.714% 4/12/38 (b)(c)		128,309	130,649
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		621,439	646,303
BLCP Hotel Trust floater Series 2014-CLRN Class F, 3.8036% 8/15/29 (b)(c)		832,000	806,979
BWAY Mortgage Trust Series 2015-1740 Class E, 3.8241% 1/13/35 (b)(c)		1,000,000	978,773
C-BASS Trust floater Series 2006-SC1 Class A, 1.0411% 5/25/36 (b)(c)		28,417	28,302
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.4883% 4/10/29 (b)(c)		606,000	575,886
CD Mortgage Trust Series 2017-CD3:
Class C, 4.563% 2/10/50		1,196,000	1,248,361
Class D, 3.25% 2/10/50 (b)		754,000	601,776
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 2.167% 12/15/27 (b)(c)		12,869,829	12,897,999
Class DPA, 3.767% 12/15/27 (b)(c)		5,592,761	5,627,742
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7539% 12/15/47 (b)(c)		750,000	842,169
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 3.193% 6/15/31 (b)(c)		501,038	480,195
Class YTC3, 3.193% 6/15/31 (b)(c)		180,413	172,053
Series 2014-FL1, 3.193% 6/15/31 (b)(c)		501,038	482,103
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (b)(c)		162,000	161,412
Class F, 3.7859% 4/10/28 (b)(c)		1,133,000	1,112,460
CGGS Commercial Mortgage Trust Series 2016-RND Class DFL, 5.5172% 2/15/33 (b)(c)		235,200	236,830
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		700,675	714,733
Series 1998-2 Class J, 6.39% 11/18/30 (b)		487,111	489,730
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1056% 9/10/46 (b)(c)		1,927,000	1,824,397
Series 2015-GC33 Class XA, 0.9747% 9/10/58 (c)(l)		92,795,810	5,699,816
Series 2015-SHP2 Class E, 4.35% 7/15/27 (b)(c)		693,000	694,356
Series 2016-C3 Class D, 3% 11/15/49 (b)		1,451,000	1,083,653
Series 2016-P6 Class XA, 0.8424% 12/10/49 (c)(l)		83,650,033	4,317,279
Series 2016-SMPL Class E, 4.509% 9/10/31 (b)		756,000	735,612
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(c)	CAD	138,000	103,721
Class G, 5.01% 5/15/44 (b)(c)	CAD	30,000	22,458
Class H, 5.01% 5/15/44 (b)(c)	CAD	20,000	14,830
Class J, 5.01% 5/15/44 (b)(c)	CAD	20,000	14,634
Class K, 5.01% 5/15/44 (b)(c)	CAD	10,000	7,269
Class L, 5.01% 5/15/44 (b)(c)	CAD	36,000	25,828
Class M, 5.01% 5/15/44 (b)(c)	CAD	165,000	116,105
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.9172% 8/13/27 (b)(c)		735,000	735,921
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,410,000	982,146
Series 2012-CR1:
Class C, 5.3506% 5/15/45 (c)		850,000	896,273
Class D, 5.3506% 5/15/45 (b)(c)		1,510,000	1,524,813
Class G, 2.462% 5/15/45 (b)		231,000	129,784
Series 2012-CR5 Class D, 4.3303% 12/10/45 (b)(c)		740,000	698,867
Series 2012-LC4:
Class C, 5.622% 12/10/44 (c)		260,000	283,825
Class D, 5.622% 12/10/44 (b)(c)		1,437,000	1,429,390
Series 2013-CCRE6 Class E, 4.1705% 3/10/46 (b)(c)		42,000	29,751
Series 2013-CR10:
Class C, 4.7887% 8/10/46 (b)(c)		270,000	277,201
Class D, 4.7887% 8/10/46 (b)(c)		1,578,000	1,331,256
Series 2013-CR12 Class D, 5.0816% 10/10/46 (b)(c)		1,680,000	1,491,117
Series 2013-CR6 Class F, 4.1705% 3/10/46 (b)(c)		418,000	250,141
Series 2013-CR9:
Class C, 4.2558% 7/10/45 (b)(c)		525,000	521,266
Class D, 4.2558% 7/10/45 (b)(c)		252,000	213,832
Series 2013-LC6 Class D, 4.2838% 1/10/46 (b)(c)		1,250,000	1,112,976
Series 2014-CR15 Class D, 4.7612% 2/10/47 (b)(c)		258,000	227,032
Series 2014-CR17:
Class D, 4.7988% 5/10/47 (b)(c)		799,000	675,508
Class E, 4.7988% 5/10/47 (b)(c)		182,000	120,439
Series 2014-CR19 Class XA, 1.2622% 8/10/47 (c)(l)		116,335,999	6,822,885
Series 2014-CR20 Class XA, 1.1851% 11/10/47 (c)(l)		166,070,332	10,065,025
Series 2014-LC17 Class XA, 0.9822% 10/10/47 (c)(l)		51,040,083	2,191,447
Series 2014-UBS2 Class D, 5.0148% 3/10/47 (b)(c)		844,000	722,792
Series 2014-UBS4 Class XA, 1.2483% 8/10/47 (c)(l)		81,110,993	4,967,919
Series 2014-UBS6 Class XA, 1.0507% 12/10/47 (c)(l)		154,827,277	8,457,440
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(c)		1,500,000	1,295,871
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (b)(c)		483,000	437,124
Series 2015-DC1 Class XA, 1.1732% 2/10/48 (c)(l)		156,897,421	9,678,892
Series 2016-CD1 Class D, 2.7723% 8/10/49 (b)(c)		1,006,000	751,420
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.7506% 5/10/43 (b)(c)		1,290,000	1,288,488
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32 (b)		678,145	691,300
Commercial Mortgage Trust Series 2016-CD2:
Class C, 3.031% 11/10/49		971,000	968,495
Class D, 2.7818% 11/10/49 (c)		508,000	389,461
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.8545% 8/15/45 (b)(c)		1,727,000	1,680,616
Class F, 4.25% 8/15/45 (b)		1,418,000	1,107,381
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		496,000	292,501
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (b)(c)		625,000	606,982
Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(c)		493,000	460,807
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(c)		1,566,000	1,451,131
Cosmopolitan Hotel Trust floater Series 2016-CSMO Class C, 3.42% 11/15/33 (b)(c)		693,000	702,527
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6696% 6/15/39 (c)		6,297,679	6,312,191
Series 2007-C5 Class A4, 5.695% 9/15/40 (c)		1,046,629	1,056,046
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (b)		608,931	622,120
Class H, 6% 5/17/40 (b)		90,315	71,203
Series 1998-C2:
Class F, 6.75% 11/15/30 (b)		23,937	23,964
Class G, 6.75% 11/15/30 (b)		180,000	182,395
CSMC Series 2015-TOWN:
Class A, 2.0172% 3/15/28 (b)(c)		9,866,000	9,853,403
Class B, 2.6672% 3/15/28 (b)(c)		3,043,000	3,039,152
Class C, 3.0172% 3/15/28 (b)(c)		2,964,000	2,962,003
Class D, 3.9672% 3/15/28 (b)(c)		4,485,000	4,485,196
Class E, 4.9172% 3/15/28 (b)(c)		20,318,000	20,337,552
CSMC Trust:
floater Series 2015-DEAL:
Class E, 4.77% 4/15/29 (b)(c)		724,000	726,718
Class F, 5.52% 4/15/29 (b)(c)		989,000	989,109
Series 2016-MFF Class F, 8.0183% 11/15/33 (b)(c)		968,000	970,447
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(c)		1,449,000	1,302,217
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class D, 5.6846% 11/10/46 (b)(c)		500,000	543,372
Class E, 5.6846% 11/10/46 (b)(c)		1,810,000	1,893,147
Class F, 5.6846% 11/10/46 (b)(c)		1,560,000	1,503,599
Class G, 4.652% 11/10/46 (b)		1,948,000	1,690,832
Class XB, 0.3004% 11/10/46 (b)(c)(l)		20,920,000	233,089
Series 2011-LC3A Class D, 5.3454% 8/10/44 (b)(c)		812,000	830,574
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4948% 9/10/49 (c)		600,000	572,436
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5765% 12/25/43 (c)(l)		1,640,000	148,154
Series K012 Class X3, 2.2519% 1/25/41 (c)(l)		1,770,276	142,367
Series K013 Class X3, 2.9089% 1/25/43 (c)(l)		820,000	80,734
Series K723 Class A1, 2.292% 4/25/23		8,843,524	8,807,918
Series KAIV Class X2, 3.6147% 6/25/46 (c)(l)		420,000	57,358
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1953% 9/25/45 (b)(c)		1,815,000	1,949,201
Series 2011-K10 Class B, 4.6307% 11/25/49 (b)(c)		500,000	534,860
Series 2011-K11 Class B, 4.423% 12/25/48 (b)(c)		750,000	792,169
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (b)(c)		18,910,000	19,334,403
Class CFX, 3.3822% 12/15/34 (b)(c)		14,152,000	14,412,521
Class DFX, 3.3822% 12/15/34 (b)(c)		11,994,000	12,118,709
Class EFX, 3.3822% 12/15/34 (b)(c)		1,750,000	1,729,196
Class FFX, 3.3822% 12/15/34 (b)(c)		1,915,000	1,865,229
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		1,857,439	1,856,708
Series 2007-C1 Class A1A, 5.483% 12/10/49		3,833,966	3,834,826
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		246,371	240,527
Series 1997-C2 Class G, 6.75% 4/15/29 (c)		101,264	102,291
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	754,608
GP Portfolio Trust Series 2014-GPP:
Class D, 3.4539% 2/15/27 (b)(c)		291,000	289,425
Class E, 4.5539% 2/15/27 (b)(c)		378,000	366,395
Grace Mortgage Trust Series 2014-GRCE Class F, 3.5901% 6/10/28 (b)(c)		357,000	354,651
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0631% 8/10/43 (b)(c)		1,255,000	1,266,787
Class E, 4% 8/10/43 (b)		1,240,000	1,165,214
Class F, 4% 8/10/43 (b)		894,000	753,549
Class X, 1.425% 8/10/43 (b)(c)(l)		4,921,112	194,798
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.7672% 7/15/31 (b)(c)		255,629	253,595
Series 2010-C2:
Class D, 5.1838% 12/10/43 (b)(c)		720,000	722,886
Class XA, 0.147% 12/10/43 (b)(c)(l)		3,246,654	17,021
Series 2011-GC3 Class D, 5.6325% 3/10/44 (b)(c)		294,000	298,967
Series 2011-GC5:
Class C, 5.3996% 8/10/44 (b)(c)		1,050,000	1,125,740
Class D, 5.3996% 8/10/44 (b)(c)		1,500,000	1,450,066
Class E, 5.3996% 8/10/44 (b)(c)		210,000	181,290
Class F, 4.5% 8/10/44 (b)		1,020,000	762,397
Series 2012-GC6:
Class D, 5.6524% 1/10/45 (b)(c)		1,156,000	1,129,901
Class E, 5% 1/10/45 (b)(c)		412,000	342,503
Series 2012-GC6I Class F, 5% 1/10/45 (c)		390,000	257,729
Series 2012-GCJ7:
Class C, 5.7242% 5/10/45 (c)		630,000	664,189
Class D, 5.7242% 5/10/45 (b)(c)		2,204,000	2,123,025
Class E, 5% 5/10/45 (b)		1,311,000	1,022,133
Class F, 5% 5/10/45 (b)		2,079,000	1,313,190
Series 2012-GCJ9:
Class D, 4.8518% 11/10/45 (b)(c)		1,972,000	1,850,510
Class E, 4.8518% 11/10/45 (b)(c)		1,290,000	1,002,524
Series 2013-GC10 Class D, 4.41% 2/10/46 (b)(c)		920,000	866,673
Series 2013-GC12:
Class D, 4.4756% 6/10/46 (b)(c)		219,000	192,311
Class XA, 1.6793% 6/10/46 (c)(l)		30,711,162	1,997,411
Series 2013-GC13 Class D, 4.2029% 7/10/46 (b)(c)		1,858,000	1,684,210
Series 2013-GC16:
Class C, 5.3201% 11/10/46 (c)		662,844	719,539
Class D, 5.3201% 11/10/46 (b)(c)		1,009,000	936,233
Class F, 3.5% 11/10/46 (b)		999,000	655,955
Series 2014-GC20 Class XA, 1.1537% 4/10/47 (c)(l)		261,913,133	14,435,709
Series 2015-GC34 Class XA, 1.3693% 10/10/48 (c)(l)		29,372,309	2,493,500
Series 2016-GS2 Class C, 4.53% 5/10/49 (c)		699,000	723,618
Series 2016-GS3 Class D, 2.728% 10/10/49 (b)		1,776,000	1,294,531
Series 2016-GS4 Class C, 3.8041% 11/10/49		728,000	704,320
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		1,113,000	1,074,106
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(c)		495,000	486,403
Class F, 4.0667% 2/10/29 (b)(c)		1,520,000	1,411,348
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 4.0172% 7/15/29 (b)(c)		617,000	603,791
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(c)		1,134,000	884,317
Series 2016-SFP Class F, 6.0801% 11/5/35 (b)		567,000	554,719
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class F, 4.2572% 11/15/29 (b)(c)		406,000	397,858
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 1.1914% 4/15/47 (c)(l)		23,883,377	840,888
Series 2014-C22 Class D, 4.5599% 9/15/47 (b)(c)		525,000	427,087
Series 2014-C26 Class D, 3.9259% 1/15/48 (b)(c)		707,000	576,777
Series 2015-C30 Class XA, 0.7025% 7/15/48 (c)(l)		84,163,208	2,947,875
Series 2015-C32 Class C, 4.6681% 11/15/48 (c)		1,907,000	1,820,183
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (b)		1,349,000	1,036,980
JPMDB Commercial Mortgage Securities Trust Series 2016-C4:
Class C, 3.0971% 12/15/49		946,000	867,324
Class D, 3.097% 12/15/49 (b)(c)		1,148,000	860,995
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (b)		440,000	460,359
Series 2003-C1 Class F, 5.4363% 1/12/37 (b)(c)		250,000	245,714
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (b)(c)		380,000	432,422
Class D, 7.4453% 12/5/27 (b)(c)		1,885,000	2,112,186
Series 2010-CNTR Class D, 6.1838% 8/5/32 (b)(c)		695,000	757,181
Series 2012-CBX:
Class C, 5.2147% 6/15/45 (c)		250,000	263,052
Class D, 5.2147% 6/16/45 (b)(c)		690,000	696,976
Class E, 5.2147% 6/15/45 (b)(c)		1,043,000	1,035,906
Class F, 4% 6/15/45 (b)		988,000	764,508
Class G 4% 6/15/45 (b)		1,079,000	644,001
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH:
Class A, 1.67% 4/15/27 (b)(c)		2,762,245	2,730,663
Class C, 2.42% 4/15/27 (b)(c)		4,460,000	4,410,164
Class D, 3.02% 4/15/27 (b)(c)		9,517,000	9,370,422
Series 2014-INN:
Class E, 4.37% 6/15/29 (b)(c)		713,000	713,894
Class F, 4.77% 6/15/29 (b)(c)		1,006,000	989,608
sequential payer:
Series 2007-CB19 Class A4, 5.7342% 2/12/49 (c)		4,281,132	4,285,972
Series 2007-LD11 Class A4, 5.7592% 6/15/49 (c)		16,002,199	16,034,298
Series 2007-LDPX Class A3, 5.42% 1/15/49		2,004,699	2,003,110
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		170,000	173,869
Series 2004-LN2 Class D, 5.3807% 7/15/41 (c)		420,000	38,737
Series 2005-LDP2:
Class C, 4.911% 7/15/42 (c)		277,904	277,748
Class F, 5.01% 7/15/42 (c)		189,000	182,483
Series 2011-C3:
Class E, 5.6194% 2/15/46 (b)(c)		700,000	701,377
Class H, 4.409% 2/15/46 (b)(c)		756,000	550,477
Class J, 4.409% 2/15/46 (b)(c)		106,000	61,117
Series 2011-C4:
Class E, 5.5344% 7/15/46 (b)(c)		1,130,000	1,153,945
Class F, 3.873% 7/15/46 (b)		105,000	85,253
Class H, 3.873% 7/15/46 (b)		674,250	458,149
Class NR, 3.873% 7/15/46 (b)		385,000	220,997
Class TAC1, 7.99% 7/15/46 (b)		735,275	740,020
Class TAC2, 7.99% 7/15/46 (b)		671,000	667,826
Series 2011-C5:
Class B. 5.4077% 8/15/46 (b)(c)		1,140,000	1,253,394
Class C, 5.4077% 8/15/46 (b)(c)		1,102,648	1,178,116
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		1,163,000	1,158,884
Class D, 4.2603% 4/15/46 (c)		1,800,000	1,643,946
Class F, 3.25% 4/15/46 (b)(c)		1,682,000	906,555
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(c)		816,000	783,400
Class E, 3.8046% 6/10/27 (b)(c)		1,169,000	1,086,155
Series 2015-UES Class F, 3.621% 9/5/32 (b)(c)		945,000	891,141
Series 2016-WP Class TA, 2.2172% 10/15/33 (b)(c)		15,063,000	15,204,060
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (b)(c)		1,218,000	1,186,195
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9202% 7/15/44 (c)		15,389,495	15,513,622
LB-UBS Commercial Mortgage Trust:
Series 2004-C2 Class G, 4.595% 3/15/36 (b)(c)		22,118	22,096
Series 2007-C6 Class A4, 5.858% 7/15/40 (c)		1,062,553	1,067,031
Series 2007-C7 Class A3, 5.866% 9/15/45		11,315,568	11,520,691
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (b)(c)		588,000	615,234
Class E, 4.6485% 2/10/36 (b)(c)		1,050,000	1,018,314
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.5672% 9/15/28 (b)(c)		11,854,081	11,913,729
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 4.8497% 1/20/41 (b)(c)		256,000	252,003
Class E, 4.8497% 1/20/41 (b)(c)		400,000	356,232
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (c)		128,734	128,442
Merrill Lynch Mortgage Trust:
Series 2006-C1 Class AJ, 5.6574% 5/12/39 (c)		521,152	520,894
Series 2007-C1 Class A4, 5.8266% 6/12/50 (c)		8,349,510	8,387,744
Series 2008-C1 Class A4, 5.69% 2/12/51		2,501,386	2,537,648
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (c)		7,099,362	7,095,029
Series 2007-7 Class A4, 5.7387% 6/12/50 (c)		3,309,431	3,316,792
Series 2007-8 Class A3, 5.8873% 8/12/49 (c)		1,356,314	1,365,793
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		750,000	706,604
Series 2012-C6 Class D, 4.6476% 11/15/45 (b)(c)		1,357,000	1,335,545
Series 2013-C12 Class D, 4.765% 10/15/46 (b)(c)		1,000,000	911,680
Series 2013-C13:
Class D, 4.8909% 11/15/46 (b)(c)		1,019,000	951,338
Class E, 4.8909% 11/15/46 (b)(c)		887,000	658,347
Series 2013-C7:
Class D, 4.2691% 2/15/46 (b)(c)		810,000	735,804
Class E, 4.2691% 2/15/46 (b)(c)		340,000	245,330
Series 2013-C8 Class D, 4.0616% 12/15/48 (b)(c)		400,000	352,895
Series 2013-C9:
Class C, 4.0663% 5/15/46 (c)		620,000	621,561
Class D, 4.1543% 5/15/46 (b)(c)		1,747,000	1,612,154
Series 2014-C17 Class XA, 1.2527% 8/15/47 (c)(l)		176,751,416	9,788,759
Series 2015-C25 Class XA, 1.1459% 10/15/48 (c)(l)		47,601,158	3,437,375
Series 2016-C30:
Class C, 4.1338% 9/15/49 (c)		417,000	399,995
Class D, 2.6% 9/15/49 (b)		389,000	279,896
Series 2016-C31:
Class C, 4.3216% 11/15/49 (c)		946,000	906,654
Class D, 3% 11/15/49 (b)(c)		703,000	483,335
Series 2016-C32:
Class C, 4.296% 12/15/49		651,000	631,771
Class D, 3.396% 12/15/49 (b)		924,000	659,169
Morgan Stanley Capital I Trust:
floater Series 2006-XLF:
Class C, 1.97% 7/15/19 (b)(c)		357,716	358,073
Class J, 1.134% 7/15/19 (b)(c)		335,939	334,183
sequential payer Series 2012-C4 Class E, 5.4366% 3/15/45 (b)(c)		1,483,000	1,308,093
Series 1997-RR Class F, 7.4984% 4/30/39 (b)(c)		29,436	29,289
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		160,749	158,922
Series 1999-WF1:
Class N, 5.91% 11/15/31 (b)		210,000	208,176
Class O, 5.91% 11/15/31 (b)		160,561	138,980
Series 2007-IQ14 Class A4, 5.692% 4/15/49		24,653,422	24,632,962
Series 2011-C1:
Class C, 5.4321% 9/15/47 (b)(c)		970,000	1,057,558
Class D, 5.4321% 9/15/47 (b)(c)		1,760,000	1,885,396
Class E, 5.4321% 9/15/47 (b)(c)		573,100	609,566
Series 2011-C2:
Class D, 5.4725% 6/15/44 (b)(c)		1,272,000	1,310,906
Class E, 5.4725% 6/15/44 (b)(c)		600,000	614,882
Class F, 5.4725% 6/15/44 (b)(c)		550,000	525,503
Class XB, 0.53% 6/15/44 (b)(c)(l)		9,001,008	184,102
Series 2011-C3:
Class C, 5.155% 7/15/49 (b)(c)		1,000,000	1,072,119
Class D, 5.155% 7/15/49 (b)(c)		1,130,000	1,154,009
Class E, 5.155% 7/15/49 (b)(c)		505,000	502,667
Class G, 5.155% 7/15/49 (b)(c)		957,000	787,223
Series 2012-C4:
Class D, 5.4366% 3/15/45 (b)(c)		330,000	337,714
Class F, 3.07% 3/15/45 (b)		623,000	423,998
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(c)		656,000	683,448
Class F, 4.295% 9/9/32 (b)(c)		651,000	588,755
Series 2014-CPT Class F, 3.4455% 7/13/29 (b)(c)		1,436,000	1,411,312
Series 2015-MS1:
Class C, 4.0297% 5/15/48 (c)		734,000	694,541
Class D, 4.0297% 5/15/48 (b)(c)		912,000	754,877
Series 2015-UBS8 Class D, 3.25% 12/15/48 (b)		798,000	607,368
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		678,000	521,045
Class D, 3.912% 11/15/49 (c)		946,000	938,576
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5679% 7/15/33 (b)(c)		112,242	117,622
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		2,089,000	2,100,620
Class F, 5% 2/5/30 (b)		1,015,000	999,858
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (b)(c)		23,829,000	23,787,669
Class B, 4.181% 11/15/34 (b)		8,410,000	8,410,555
Class C, 5.205% 11/15/34 (b)		5,900,000	5,919,936
Class D, 6.55% 11/15/34 (b)		2,209,000	2,154,148
Class E, 6.8087% 11/15/34 (b)		615,000	569,771
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(c)		278,000	266,847
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (b)		531,350	537,289
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		1,000,997	1,224,420
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (b)	CAD	107,000	80,541
Class G, 4.456% 9/12/38 (b)	CAD	54,000	40,623
Class H, 4.456% 9/12/38 (b)	CAD	36,000	27,053
Class J, 4.456% 9/12/38 (b)	CAD	36,000	26,770
Class K, 4.456% 9/12/38 (b)	CAD	18,000	13,165
Class L, 4.456% 9/12/38 (b)	CAD	26,000	18,528
Class M, 4.456% 9/12/38 (b)	CAD	104,391	71,128
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	94,818
Class G, 4.57% 4/12/23	CAD	42,000	31,590
Class H, 4.57% 4/12/23	CAD	42,000	31,574
Class J, 4.57% 4/12/23	CAD	42,000	31,559
Class K, 4.57% 4/12/23	CAD	21,000	15,771
Class L, 4.57% 4/12/23	CAD	63,000	47,255
Class M, 4.57% 4/12/23	CAD	155,242	113,727
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)		77,175	38,588
SCG Trust Series 2013-SRP1 Class D, 4.1109% 11/15/26 (b)(c)		1,698,000	1,584,048
Starwood Retail Property Trust Series 2014-STAR Class D, 4.0172% 11/15/27 (b)(c)		1,683,000	1,604,983
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4739% 8/15/39 (c)		25,526	25,802
Series 2007-C4 Class F, 5.4739% 8/15/39 (c)		820,000	750,848
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.546% 5/10/45 (b)(c)		1,197,000	1,193,122
Class E, 5% 5/10/45 (b)(c)		537,000	442,330
Class F, 5% 5/10/45 (b)(c)		682,700	453,443
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)		310,000	301,363
Series 2012-WRM Class E, 4.238% 6/10/30 (b)(c)		970,000	913,024
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (b)(c)		1,299,000	1,256,332
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	197,070
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C32 Class A3, 5.7165% 6/15/49 (c)		23,261,326	23,319,337
Series 2007-C33:
Class A4, 5.9654% 2/15/51 (c)		10,711,861	10,732,590
Class A5, 5.9654% 2/15/51 (c)		19,259,000	19,439,178
Series 2004-C11:
Class D, 5.6929% 1/15/41 (c)		279,353	280,226
Class E, 5.7429% 1/15/41 (c)		327,000	322,072
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5836% 11/15/43 (b)(c)(l)		20,614,217	414,638
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		569,000	589,115
Class D, 4.7756% 10/15/45 (b)(c)		1,621,000	1,537,726
Class E, 4.7756% 10/15/45 (b)(c)		284,000	227,290
Series 2013-LC12 Class C, 4.296% 7/15/46 (c)		760,000	761,641
Series 2015-C31 Class XA, 1.1108% 11/15/48 (c)(l)		38,410,402	2,662,087
Series 2015-NXS4 Class E, 3.6018% 12/15/48 (b)(c)		588,000	423,207
Series 2016-BNK1:
Class C, 3.071% 8/15/49		700,000	646,875
Class D, 3% 8/15/49 (b)		297,000	240,415
Series 2016-C34 Class XA, 2.1864% 6/15/49 (c)(l)		34,556,237	4,576,476
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		1,596,000	1,177,188
Series 2016-LC25 Class C, 4.4367% 12/15/59 (c)		903,000	889,571
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		1,218,000	838,164
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		325,000	235,034
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		360,000	387,179
Class D, 5.64% 3/15/44 (b)(c)		800,000	822,058
Class E, 5% 3/15/44 (b)		890,000	755,105
Class F, 5% 3/15/44 (b)		693,000	482,854
Series 2011-C4:
Class D, 5.2476% 6/15/44 (b)(c)		408,000	419,587
Class E, 5.2476% 6/15/44 (b)(c)		439,432	434,915
Series 2011-C5:
Class C, 5.6724% 11/15/44 (b)(c)		260,000	285,267
Class D, 5.6724% 11/15/44 (b)(c)		600,000	635,901
Class E, 5.6724% 11/15/44 (b)(c)		1,853,000	1,877,738
Class F, 5.25% 11/15/44 (b)(c)		933,000	788,143
Class G, 5.25% 11/15/44 (b)(c)		329,000	259,695
Class XA, 1.7675% 11/15/44 (b)(c)(l)		4,082,063	263,171
Series 2012-C10:
Class D, 4.4521% 12/15/45 (b)(c)		422,000	386,538
Class E, 4.4521% 12/15/45 (b)(c)		1,190,000	915,479
Class F, 4.4521% 12/15/45 (b)(c)		1,726,000	1,054,527
Series 2012-C6 Class D, 5.5892% 4/15/45 (b)(c)		540,000	542,000
Series 2012-C7:
Class C, 4.8347% 6/15/45 (c)		1,270,000	1,340,399
Class E, 4.8347% 6/15/45 (b)(c)		2,501,000	2,305,616
Class F, 4.5% 6/15/45 (b)		357,000	273,808
Class G, 4.5% 6/15/45 (b)		1,076,000	743,807
Series 2012-C8:
Class D, 4.8968% 8/15/45 (b)(c)		650,000	636,385
Class E, 4.8968% 8/15/45 (b)(c)		335,000	319,364
Series 2013-C11:
Class D, 4.2071% 3/15/45 (b)(c)		870,000	769,568
Class E, 4.2071% 3/15/45 (b)(c)		1,750,000	1,268,336
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(c)		600,000	547,460
Series 2013-C16 Class D, 4.9816% 9/15/46 (b)(c)		193,000	185,072
Series 2013-UBS1 Class D, 4.6268% 3/15/46 (b)(c)		756,000	710,442
Series 2014-C21 Class XA, 1.1549% 8/15/47 (c)(l)		106,611,403	6,342,387
Series 2014-C24 Class XA, 0.9677% 11/15/47 (c)(l)		34,896,407	1,796,708
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.488% 11/15/29 (b)(c)		1,054,900	1,055,667
Class G, 3.787% 11/15/29 (b)(c)		456,347	443,158
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/35 (b)(c)		1,260,000	962,399
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $700,529,830)			703,474,227

Municipal Securities - 1.6%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		$2,650,000	$3,782,213
7.3% 10/1/39		27,595,000	38,926,335
7.5% 4/1/34		9,105,000	13,037,723
7.55% 4/1/39		18,745,000	27,790,400
7.6% 11/1/40		29,220,000	43,916,783
7.625% 3/1/40		10,110,000	14,906,487
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,413,904
Series 2010 C1, 7.781% 1/1/35		13,950,000	15,220,706
Series 2012 B, 5.432% 1/1/42		3,285,000	2,814,949
Series 2014 B, 6.314% 1/1/44		19,560,000	18,012,804
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		6,431,333	6,513,719
4.95% 6/1/23		24,240,000	24,756,312
5.1% 6/1/33		63,045,000	58,470,455
Series 2010-1, 6.63% 2/1/35		11,945,000	12,321,865
Series 2010-3:
5.547% 4/1/19		330,000	342,210
6.725% 4/1/35		17,810,000	18,496,576
7.35% 7/1/35		8,165,000	8,841,470
Series 2010-5, 6.2% 7/1/21		8,160,000	8,561,554
Series 2011:
5.365% 3/1/17		395,000	395,000
5.665% 3/1/18		21,275,000	21,944,737
5.877% 3/1/19		77,850,000	82,173,789
Series 2013:
2.69% 12/1/17		3,365,000	3,363,116
3.14% 12/1/18		3,490,000	3,473,423
TOTAL MUNICIPAL SECURITIES
(Cost $426,418,075)			430,476,530

Foreign Government and Government Agency Obligations - 0.9%
Arab Republic 5.875% 6/11/25 (b)		$535,000	$525,370
Arab Republic of Egypt:
5.875% 6/11/25		1,725,000	1,693,950
6.125% 1/31/22 (b)		1,915,000	1,989,206
8.5% 1/31/47 (b)		1,325,000	1,437,585
Argentine Republic:
5.625% 1/26/22 (b)		2,030,000	2,050,300
6.25% 4/22/19 (b)		5,885,000	6,217,503
6.875% 4/22/21 (b)		12,290,000	13,113,430
Azerbaijan Republic 4.75% 3/18/24 (b)		535,000	543,592
Barbados Government:
7% 8/4/22 (b)		825,000	739,266
7.25% 12/15/21(b)		90,000	84,254
Belarus Republic 8.95% 1/26/18		8,135,000	8,375,747
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	9,829,913
5.625% 1/7/41		13,460,000	12,854,300
6% 4/7/26		530,000	573,725
7.125% 1/20/37		4,875,000	5,423,438
8.25% 1/20/34		6,570,000	8,048,250
Buenos Aires Province:
6.5% 2/15/23 (b)		1,575,000	1,575,000
9.375% 9/14/18 (b)		350,000	379,750
9.95% 6/9/21 (b)		2,590,000	2,942,758
10.875% 1/26/21 (Reg. S)		6,535,000	7,531,588
City of Buenos Aires 8.95% 2/19/21 (b)		1,660,000	1,855,050
Colombian Republic:
6.125% 1/18/41		5,000	5,644
7.375% 9/18/37		1,320,000	1,673,100
10.375% 1/28/33		2,100,000	3,118,500
Congo Republic 4% 6/30/29 (d)		1,374,355	907,075
Costa Rican Republic:
4.25% 1/26/23 (b)		270,000	259,362
5.625% 4/30/43 (b)		490,000	419,068
7% 4/4/44 (b)		1,450,000	1,426,365
Croatia Republic:
5.5% 4/4/23 (b)		660,000	708,807
6% 1/26/24 (b)		600,000	662,370
6.375% 3/24/21 (b)		960,000	1,055,750
6.625% 7/14/20 (b)		770,000	843,383
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		830,000	883,000
6.25% 7/27/21 (b)		360,000	382,474
Dominican Republic:
2.125% 8/30/24 (c)		4,600,000	4,299,850
5.95% 1/25/27 (b)		1,230,000	1,266,900
6.85% 1/27/45 (b)		745,000	769,213
6.875% 1/29/26 (b)		1,220,000	1,339,523
7.45% 4/30/44 (b)		1,915,000	2,092,138
7.5% 5/6/21 (b)		1,880,000	2,079,750
Ecuador Republic 9.65% 12/13/26 (b)		575,000	620,540
El Salvador Republic:
7.625% 2/1/41 (b)		250,000	225,625
7.65% 6/15/35 (Reg. S)		50,000	46,125
8.625% 2/28/29 (b)		635,000	639,763
German Federal Republic:
0% 8/15/26(Reg. S)	EUR	300,000	313,789
2.5% 8/15/46	EUR	190,000	278,332
4% 1/4/37	EUR	1,300,000	2,208,549
Indonesian Republic:
2.625% 6/14/23	EUR	7,700,000	8,412,429
4.75% 1/8/26 (b)		745,000	795,077
6.625% 2/17/37 (b)		650,000	799,889
7.75% 1/17/38 (b)		2,645,000	3,649,841
8.5% 10/12/35 (Reg. S)		2,385,000	3,457,422
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		2,530,000	2,717,465
8.25% 4/15/24 (b)		625,000	697,079
Ivory Coast 5.75% 12/31/32		1,205,400	1,133,148
Jordanian Kingdom 5.75% 1/31/27 (b)		510,000	494,012
Lebanese Republic:
4% 12/31/17		2,354,500	2,345,788
5% 10/12/17		2,045,000	2,060,951
5.45% 11/28/19		575,000	577,898
6% 5/20/19		1,365,000	1,394,361
9% 3/20/17		2,175,000	2,179,046
Panamanian Republic 9.375% 4/1/29		365,000	534,178
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		765,000	792,731
Peruvian Republic 4% 3/7/27 (d)		1,360,000	1,360,000
Provincia de Cordoba:
7.125% 6/10/21 (b)		3,480,000	3,584,400
7.45% 9/1/24 (b)		1,225,000	1,233,820
12.375% 8/17/17 (b)		1,269,000	1,317,818
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,968,750	2,018,559
Republic of Armenia:
6% 9/30/20 (b)		2,531,000	2,633,607
7.15% 3/26/25 (b)		995,000	1,039,695
Republic of Iraq 5.8% 1/15/28 (Reg. S)		5,375,000	4,753,811
Republic of Kenya 6.875% 6/24/24 (b)		885,000	870,628
Republic of Nigeria:
5.125% 7/12/18 (b)		590,000	598,874
6.75% 1/28/21 (b)		240,000	254,112
Republic of Rwanda 6.625% 5/2/23 (b)		930,000	940,184
Republic of Serbia:
4.875% 2/25/20 (b)		300,000	309,863
6.75% 11/1/24 (b)		1,223,514	1,235,749
7.25% 9/28/21 (b)		1,450,000	1,645,425
Russian Federation:
4.875% 9/16/23 (b)		535,000	575,360
5.625% 4/4/42 (b)		1,000,000	1,090,604
5.875% 9/16/43 (b)		1,700,000	1,922,904
12.75% 6/24/28 (Reg. S)		6,050,000	10,602,625
Turkish Republic:
3.25% 3/23/23		245,000	222,852
5.125% 3/25/22		1,590,000	1,609,028
5.625% 3/30/21		1,600,000	1,661,856
6% 3/25/27		975,000	998,230
6.25% 9/26/22		3,130,000	3,323,684
6.75% 5/30/40		550,000	577,858
6.875% 3/17/36		1,795,000	1,910,849
7% 6/5/20		4,840,000	5,259,531
7.25% 3/5/38		1,150,000	1,273,855
7.375% 2/5/25		1,750,000	1,962,625
7.5% 11/7/19		1,365,000	1,492,723
8% 2/14/34		760,000	898,723
11.875% 1/15/30		1,455,000	2,224,608
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		895,000	902,914
Ukraine Government:
0% 5/31/40 (b)(c)		776,000	236,370
7.75% 9/1/19 (b)		230,000	231,150
7.75% 9/1/20 (b)		1,123,000	1,114,578
7.75% 9/1/21 (b)		969,000	950,201
7.75% 9/1/22 (b)		569,000	551,230
7.75% 9/1/23 (b)		444,000	425,130
7.75% 9/1/24 (b)		321,000	303,371
7.75% 9/1/25 (b)		321,000	300,070
7.75% 9/1/26 (b)		421,000	390,393
7.75% 9/1/27 (b)		421,000	389,509
United Kingdom, Great Britain and Northern Ireland:
1.5% 7/22/26(Reg. S)	GBP	200,000	257,680
2% 9/7/25(Reg. S)	GBP	1,285,000	1,734,664
4.25% 3/7/36	GBP	745,000	1,311,216
4.5% 9/7/34	GBP	2,135,000	3,814,260
United Republic of Tanzania 7.2501% 3/9/20 (c)		159,444	168,132
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,015,000	1,303,463
Venezuelan Republic:
9.25% 9/15/27		4,270,000	2,243,031
11.95% 8/5/31 (Reg. S)		2,145,000	1,262,333
12.75% 8/23/22		1,130,000	774,050
Vietnamese Socialist Republic:
2.0625% 3/13/28 (c)		195,000	170,124
4% 3/12/28 (d)		5,793,667	5,752,937
4.8% 11/19/24 (b)		1,000,000	1,019,397
6.75% 1/29/20 (b)		750,000	820,657
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $225,853,209)			236,181,605
		Shares	Value

Common Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A		21,200	731,824
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (Escrow) (p)		1,382,471	1,382,471
Oil, Gas & Consumable Fuels - 0.0%
Pacific Exploration and Production Corp.		37,496	1,524,457
Pacific Exploration and Production Corp. Class D		30,100	1,223,761
Southwestern Energy Co. (q)		33,918	254,724
Warrior Met Coal LLC Class A (r)		2,289	619,175
			3,622,117

TOTAL ENERGY			5,004,588

MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		31,400	2,864,936
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. (q)		19,400	307,490
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E, (q)		1	34,600

TOTAL TELECOMMUNICATION SERVICES			342,090

UTILITIES - 0.0%
Gas Utilities - 0.0%
Southcross Holdings Borrower LP		395	195,094
TOTAL COMMON STOCKS
(Cost $15,987,468)			9,138,532

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%		243,900	4,690,197
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00%		9,000	315,540
FelCor Lodging Trust, Inc. Series A, 1.95%		17,900	441,235
			756,775

TOTAL CONVERTIBLE PREFERRED STOCKS			5,446,972

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc. Series C, 7.625%		27,600	686,412
CYS Investments, Inc. Series B, 7.50%		17,000	405,450
MFA Financial, Inc. Series B, 7.50%		22,500	572,625
			1,664,487
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Alexandria Real Estate Equities, Inc. Series E, 6.45%		15,000	379,050
American Homes 4 Rent Series D, 6.50%		24,500	630,630
Boston Properties, Inc. 5.25%		17,500	431,375
CBL & Associates Properties, Inc. Series D, 7.375%		7,720	192,537
Cedar Shopping Centers, Inc. Series B, 7.25%		10,000	244,500
Corporate Office Properties Trust Series L, 7.375%		12,221	312,247
DDR Corp. Series K, 6.25%		17,823	447,714
Equity Lifestyle Properties, Inc. Series C, 6.75%		39,667	1,011,905
LaSalle Hotel Properties Series H, 7.50%		10,000	254,300
Public Storage Series S, 5.90%		20,000	505,200
Realty Income Corp. Series F, 6.625%		12,000	304,800
Retail Properties America, Inc. Series A, 7.00%		24,109	609,958
Sabra Health Care REIT, Inc. Series A, 7.125%		18,495	479,021
Sun Communities, Inc. Series A, 7.125%		34,701	890,081
Taubman Centers, Inc. Series J, 6.50%		11,338	288,552
			6,981,870

TOTAL NONCONVERTIBLE PREFERRED STOCKS			8,646,357

TOTAL PREFERRED STOCKS
(Cost $13,500,137)			14,093,329
		Principal Amount(a)	Value

Bank Loan Obligations - 5.5%
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.0%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (c)		1,467,889	1,451,875
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (c)		4,564,985	4,188,374
Tranche 2LN, term loan 10% 11/27/21 (c)		1,594,000	880,685
Tower Automotive Holdings U.S.A. LLC term loan 4.0625% 4/23/20 (c)		900,096	900,096
			7,421,030
Automobiles - 0.0%
Caliber Holdings Corp.:
Tranche 1LN, term loan 4% 2/1/24 (c)		1,481,818	1,496,636
Tranche 2LN, term loan:
2/1/25 (s)		440,000	447,700
2/1/24(c)(t)		148,182	149,664
Chrysler Group LLC term loan 3.28% 12/31/18 (c)		750,577	751,200
			2,845,200
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B, term loan 3.5228% 11/7/23 (c)		1,508,162	1,523,515
Coinmach Service Corp. Tranche B, term loan 4.2852% 11/14/19 (c)		7,307,874	7,277,839
Creative Artists Agency LLC Tranche B, term loan 2/15/24 (s)		2,000,000	2,018,760
CSM Bakery Supplies Tranche B 1LN, term loan 4.75% 7/3/20 (c)		1,065,000	994,891
Kuehg Corp. Tranche B 1LN, term loan 5.25% 8/13/22 (c)		4,465,056	4,483,676
Laureate Education, Inc. Tranche B, term loan 8.5093% 3/17/21 (c)		19,003,240	19,172,939
Nord Anglia Education Tranche B, term loan 4.554% 3/31/21 (c)		6,825,388	6,880,879
The ServiceMaster Co. Tranche B, term loan 3.2761% 11/8/23 (c)		3,000,000	3,030,000
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (c)		4,802,142	4,820,150
Tranche B 2LN, term loan 8% 5/14/23 (c)		360,000	356,400
Weight Watchers International, Inc. Tranche B 2LN, term loan 4.1933% 4/2/20 (c)		5,726,019	5,022,177
Zodiac Pool Solutions LLC:
Tranche 2LN, term loan 10% 12/20/24 (c)		500,000	495,415
Tranche B 1LN, term loan 5.5% 12/20/23 (c)		2,000,000	2,013,760
			58,090,401
Hotels, Restaurants & Leisure - 0.5%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (c)		4,735,680	4,625,197
Affinity Gaming LLC Tranche B, term loan 4.5% 7/1/23 (c)		1,990,000	1,999,592
American Casino & Entertainment Properties LLC Tranche B, term loan 4.25% 7/7/22 (c)		1,146,992	1,155,112
Aristocrat International Pty Ltd. Tranche B 1LN, term loan 3.7801% 10/20/21 (c)		4,343,077	4,354,239
Boyd Gaming Corp. Tranche B 2LN, term loan 3.7144% 9/15/23 (c)		2,228,800	2,252,292
Burger King Worldwide, Inc. Tranche B, term loan 3.25% 2/17/24 (c)		4,200,000	4,197,396
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		12,627,733	12,732,922
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		16,541,311	16,630,965
CCM Merger, Inc. Tranche B, term loan 4.0306% 8/8/21 (c)		3,091,460	3,114,646
CEC Entertainment, Inc. Tranche B, term loan 4% 2/14/21 (c)		1,700,628	1,693,196
CityCenter Holdings LLC Tranche B, term loan 3.5306% 10/16/20 (c)		1,034,691	1,047,366
Delta 2 SARL Tranche B, term loan 2/1/24 (s)		850,000	851,887
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (c)		1,970,000	1,992,163
Equinox Holdings, Inc. Tranche B 1LN, term loan 6.5% 2/1/20 (c)		3,047,711	3,046,431
ESH Hospitality, Inc. Tranche B, term loan 3.7783% 8/30/23 (c)		2,723,175	2,741,556
Fitness International LLC Tranche B, term loan 6% 7/1/20 (c)		2,493,750	2,516,618
Four Seasons Holdings, Inc. Tranche B, term loan 3.9982% 11/30/23 (c)		7,400,000	7,500,418
Gateway Casinos & Entertainment Ltd. term loan 4.8001% 2/22/23 (c)		3,460,000	3,479,480
Golden Nugget, Inc. Tranche B, term loan:
4.5% 11/21/19 (c)		2,090,429	2,113,946
4.5394% 11/21/19 (c)		4,878,567	4,933,451
Graton Economic Development Authority Tranche B, term loan 4.7792% 9/1/22 (c)		4,298,505	4,341,490
Hilton Worldwide Finance LLC:
Tranche B 2LN, term loan 3.2783% 10/25/23 (c)		2,821,018	2,832,781
Tranche B, term loan 3.5% 10/25/20 (c)		1,572,081	1,582,300
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.7718% 4/14/21 (c)		3,557,316	3,578,447
Landry's Acquisition Co. Tranche B 1LN, term loan 4.0294% 10/4/23 (c)		6,000,000	6,061,260
LTF Merger Sub, Inc. Tranche B, term loan 4% 6/10/22 (c)		3,570,166	3,586,910
MGM Mirage, Inc. Tranche A, term loan 3.0306% 4/25/21 (c)		1,840,000	1,836,559
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 10/14/23 (c)		1,995,000	2,009,244
Penn National Gaming, Inc. Tranche B, term loan 3.2806% 1/19/24 (c)		755,000	760,821
Playa Resorts Holding BV Tranche B, term loan 4.0399% 8/9/19 (c)		1,590,798	1,591,291
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (c)		2,062,258	2,088,036
Scientific Games Corp. Tranche B 3LN, term loan 4.8456% 10/1/21 (c)		13,243,689	13,447,906
SMG Tranche B 1LN, term loan 4.7237% 2/27/20 (c)		1,541,970	1,541,970
Station Casinos LLC Tranche B, term loan 3.28% 6/8/23 (c)		5,188,900	5,211,939
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)		1,852,142	1,845,975
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (c)		1,489,215	1,491,077
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (c)		596,615	593,632
			137,380,511
Household Durables - 0.0%
Wilsonart LLC Tranche B, term loan 4.5% 12/19/23 (c)		3,000,000	3,017,490
Internet & Direct Marketing Retail - 0.1%
Bass Pro Group LLC:
term loan 5.7204% 6/9/18 (c)		2,000,000	2,000,000
Tranche B, term loan 4.0228% 6/5/20 (c)		1,411,967	1,351,959
Bass Pro Shops LLC. Tranche B, term loan 5.9704% 12/16/23 (c)		10,140,000	9,727,403
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3.7783% 8/19/23 (c)		2,985,000	2,986,701
			16,066,063
Leisure Products - 0.0%
SRAM LLC. Tranche B, term loan 4.0396% 4/10/20 (c)		1,914,886	1,910,099
Media - 0.5%
Acosta, Inc. Tranche B, term loan 4.289% 9/26/21 (c)		12,094,150	11,795,546
Altice U.S. Finance SA term loan 3.7806% 1/15/25 (c)		2,000,000	2,020,840
AMC Entertainment Holdings, Inc. Tranche B, term loan 3.5283% 12/15/23 (c)		1,000,000	1,010,500
AMC Entertainment, Inc. Tranche B, term loan 3.5206% 12/15/22 (c)		1,975,000	1,995,817
CBS Radio, Inc. term loan 4.5% 10/17/23 (c)		3,622,642	3,654,340
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (c)		1,829,828	1,843,936
Tranche B 2LN, term loan 9.25% 7/8/23 (c)		465,000	459,188
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (c)		6,183,925	5,837,069
Charter Communication Operating LLC:
term loan:
2.79% 7/1/20 (c)		1,470,523	1,477,052
2.79% 1/3/21 (c)		4,392,473	4,410,614
Tranche H, term loan 2.79% 1/15/22 (c)		992,500	996,222
Tranche I, term loan 3.0306% 1/15/24 (c)		6,287,488	6,325,653
Clear Channel Communications, Inc. Tranche D, term loan 7.5306% 1/30/19 (c)		10,365,000	8,994,229
CSC Holdings LLC Tranche B, term loan 3.7722% 10/11/24 (c)		1,701,525	1,717,826
Entercom Radio, LLC Tranche B, term loan 4.5115% 11/1/23 (c)		1,431,250	1,436,617
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (c)		5,141,899	4,571,457
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (c)		4,208,269	3,905,821
ION Media Networks, Inc. Tranche B, term loan 4.5% 12/18/20 (c)		1,938,474	1,965,128
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (c)		2,390,566	2,378,613
Tranche 2LN, term loan 7.5% 7/25/22 (c)		2,650,000	2,583,750
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5232% 1/7/22 (c)		3,620,000	3,610,950
Lions Gate Entertainment Corp. term loan 3.7728% 12/8/23 (c)		3,200,000	3,224,000
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (c)		6,850,575	6,726,443
Montreign Operating Co. LLC Tranche B 1LN, term loan 9.3073% 1/19/23 (c)		2,990,000	3,042,325
Nielsen Finance LLC Tranche B 3LN, term loan 3.2728% 10/4/23 (c)		3,740,625	3,782,183
Numericable LLC Tranche B, term loan 5.289% 1/15/24 (c)		3,321,013	3,349,474
Proquest LLC Tranche B, term loan 5.25% 10/24/21 (c)		3,938,063	3,973,742
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.5% 8/14/20 (c)		13,222,811	13,209,985
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (c)		4,028,705	4,043,088
Virgin Media Bristol LLC Tranche 1LN, term loan 3.52% 1/31/25 (c)		5,000,000	5,019,450
WideOpenWest Finance LLC Tranche B, term loan 4.5539% 8/19/23 (c)		9,515,225	9,577,645
Ziggo Secured Finance Partnership Tranche E, term loan 3.267% 4/15/25 (c)		4,610,000	4,623,185
			133,562,688
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 5.304% 6/23/23 (c)		15,834,538	15,633,281
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (c)		7,516,083	7,436,262
			23,069,543
Specialty Retail - 0.2%
ABB Optical Group LLC Tranche B, term loan 6.0019% 6/15/23 (c)		1,341,638	1,351,700
Academy Ltd. Tranche B, term loan 5.0194% 7/2/22 (c)		5,177,926	4,084,089
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (c)		1,863,830	1,655,902
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (c)		3,962,509	2,260,849
Outerwall, Inc.:
Tranche 2LN, term loan 9.75% 9/27/24 (c)		1,000,000	1,004,170
Tranche B 1LN, term loan 5.25% 9/27/23 (c)		2,992,500	3,017,757
Party City Holdings, Inc. term loan 3.855% 8/19/22 (c)		4,710,122	4,672,818
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 4.2873% 1/26/23 (c)		4,962,406	4,776,316
PetSmart, Inc. term loan 4% 3/11/22 (c)		14,227,611	14,005,234
Sports Authority, Inc. Tranche B, term loan 0% 11/16/17 (c)(e)		2,176,054	391,690
			37,220,525
Textiles, Apparel & Luxury Goods - 0.0%
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (c)		4,577,708	4,644,085

TOTAL CONSUMER DISCRETIONARY			425,227,635

CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Blue Ribbon LLC Tranche B 1LN, term loan 5% 11/13/21 (c)		3,745,425	3,703,289
Constellation Brands Tranche B, term loan 4.75% 12/16/23 (c)		2,000,000	2,021,660
			5,724,949
Food & Staples Retailing - 0.2%
Albertson's LLC:
term loan 4.3023% 6/22/23 (c)		5,908,571	5,992,060
Tranche B 4LN, term loan 3.7806% 8/25/21 (c)		16,866,158	17,066,528
Tranche B 5LN, term loan 4.2471% 12/21/22 (c)		6,635,993	6,726,508
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 2/3/25 (c)		2,865,000	2,860,817
Tranche B 1LN, term loan 4.75% 2/3/24 (c)		6,915,000	6,858,850
Candy Intermediate Holdings, Inc. Tranche B 1LN, term loan 5.5% 6/15/23 (c)		2,985,000	3,004,910
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (c)		1,072,224	1,058,821
Focus Brands, Inc. term loan 5% 10/5/23 (c)		2,107,154	2,134,147
GOBP Holdings, Inc. Tranche B 1LN, term loan 5% 10/21/21 (c)		3,873,386	3,883,070
Pizza Hut Holdings LLC Tranche B, term loan 3.5306% 6/16/23 (c)		2,985,000	3,022,939
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (c)		2,913,000	2,862,023
Tranche B 1LN, term loan 4.9375% 6/30/21 (c)		3,349,469	3,357,842
Smart & Final, Inc. Tranche B, term loan 4.4157% 11/15/22 (c)		4,033,000	4,005,293
SUPERVALU, Inc. Tranche B, term loan 5.5% 3/21/19 (c)		402,173	405,189
U.S. Foods, Inc. Tranche B, term loan 3.5306% 6/27/23 (c)		3,482,500	3,525,161
			66,764,158
Food Products - 0.1%
AdvancePierre Foods, Inc. Tranche B 1LN, term loan 4% 6/2/23 (c)		939,622	952,100
Chobani LLC Tranche B, term loan 5.25% 10/7/23 (c)		3,500,000	3,541,580
Hostess Brands LLC Tranche B 1LN, term loan 4% 8/3/22 (c)		1,059,300	1,071,747
JBS USA Lux SA Tranche B, term loan 3.2794% 10/30/22 (c)		6,245,000	6,278,848
Pinnacle Foods Finance LLC Tranche B, term loan 2.78% 2/3/24 (c)		1,555,000	1,562,122
			13,406,397
Personal Products - 0.0%
Prestige Brands, Inc. term loan 3.5306% 1/26/24 (c)		2,285,000	2,312,603

TOTAL CONSUMER STAPLES			88,208,107

ENERGY - 0.3%
Energy Equipment & Services - 0.1%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20(c)		4,007,304	3,828,979
Expro Finservices SARL Tranche B, term loan 5.75% 9/2/21 (c)		6,096,332	4,930,409
FTS International, Inc. Tranche B, term loan 5.75% 4/16/21 (c)		1,850,000	1,769,636
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (c)		1,347,483	608,779
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		3,087,117	2,312,436
			13,450,239
Oil, Gas & Consumable Fuels - 0.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		2,138,661	2,138,661
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (c)		3,480,000	3,920,812
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5534% 8/23/21 (c)		5,220,000	5,637,600
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.7528% 5/16/21 (c)		2,832,000	2,784,791
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)		2,582,215	2,623,143
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (c)		525,253	528,142
Crestwood Holdings Partners LLC Tranche B, term loan 9.0418% 6/19/19 (c)		5,591,952	5,568,633
Foresight Energy LLC Tranche B, term loan 6.5% 8/23/20 (c)		1,067,903	1,063,899
Gavilan Resources LLC Tranche 2LN, term loan 3/1/24 (s)		2,500,000	2,500,000
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (c)		7,245,181	7,190,842
International Seaways, Inc. Tranche B, term loan 5.7899% 8/5/19 (c)		2,270,000	2,252,975
Limetree Bay Terminals LLC term loan 2/10/24 (s)		3,290,000	3,310,563
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)		6,539,630	6,400,663
Overseas Shipholding Group, Inc. Tranche B, term loan 5.29% 8/5/19 (c)		416,565	411,358
Panda Temple Power, LLC term loan 7.25% 4/3/19 (c)		1,009,800	906,296
Peabody Energy Corp.:
term loan 2/7/22 (s)		4,000,000	4,028,320
Tranche B, term loan 0% 9/24/20 (e)		2,582,518	2,611,985
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (c)		1,691,307	1,431,268
Targa Resources Corp. term loan 5.75% 2/27/22 (c)		1,470,512	1,481,540
Western Refining, Inc. Tranche B, term loan 5.25% 11/12/20 (c)		824,990	828,084
			57,619,575

TOTAL ENERGY			71,069,814

FINANCIALS - 0.3%
Capital Markets - 0.0%
AssuredPartners, Inc. Tranche B 1LN, term loan 5.25% 10/22/22 (c)		3,561,197	3,598,305
Broadstreet Partners, Inc. Tranche B, term loan 5.25% 11/8/23 (c)		1,500,000	1,516,875
HarbourVest Partners LLC Tranche B, term loan 3.2706% 2/4/21 (c)		816,085	815,832
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (c)		2,505,000	2,354,700
Tranche B 1LN, term loan 4.9847% 9/11/21 (c)		1,959,105	1,925,643
			10,211,355
Diversified Financial Services - 0.1%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B 2LN, term loan 1/20/22 (s)		9,000,000	9,155,700
Delos Finance SARL term loan 3% 10/6/23 (c)		4,118,000	4,153,168
Extell Boston 5.154% 8/31/21 (c)		1,257,490	1,259,125
Flying Fortress Holdings, Inc. Tranche B, term loan 3.2482% 10/30/22 (c)		2,000,000	2,015,940
Fort Dearborn Holding Co., Inc. Tranche B, term loan 5% 10/19/23 (c)		835,000	843,350
NMSC Holdings, Inc. Tranche B 1LN, term loan 6% 4/19/23 (c)		1,395,317	1,409,270
Onvoy LLC Tranche B 1LN, term loan 5.5% 2/10/24 (c)		2,750,000	2,743,125
TransUnion LLC Tranche B 2LN, term loan 3.2806% 4/9/23 (c)		4,919,171	4,969,888
UFC Holdings LLC Tranche B 1LN, term loan 4.25% 8/18/23 (c)		2,988,750	3,009,044
VF Holdings Corp. term loan 4.25% 6/30/23 (c)		1,496,250	1,508,415
			31,067,025
Insurance - 0.1%
Acrisure LLC:
Tranche B 1LN, term loan 5.75% 11/22/23 (c)		3,380,952	3,413,714
Tranche B, term loan 5.75% 11/22/23 (c)(t)		619,048	625,046
Alliant Holdings Intermediate LLC Tranche B, term loan 4.25% 8/14/22 (c)		3,954,924	3,988,897
AmWINS Group, Inc.:
Tranche 2LN, term loan 7.75% 1/25/25 (c)		275,000	279,469
Tranche B 1LN, term loan 3.75% 1/25/24 (c)		1,500,000	1,507,500
Asurion LLC:
term loan 4.25% 8/4/22 (c)		4,390,516	4,442,676
Tranche B 2LN, term loan:
4.0306% 7/8/20 (c)		1,560,621	1,577,210
8.5% 3/3/21 (c)		2,770,000	2,808,088
Tranche B 5LN, term loan 4.75% 11/3/23 (c)		2,698,238	2,732,937
HUB International Ltd. Tranche B 1LN, term loan 4.0345% 10/2/20 (c)		4,825,356	4,861,787
Lonestar Intermediate Super Holdings LLC term loan 10% 8/31/21 pay-in-kind (c)		2,320,000	2,418,600
			28,655,924
Real Estate Management & Development - 0.1%
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.289% 11/4/22 (c)		160,170	160,170
Tranche B 1LN, term loan 4.297% 11/4/21 (c)		5,717,094	5,748,253
MGM Growth Properties Operating Partner LP Tranche B, term loan 3.2806% 4/25/23 (c)		4,834,741	4,872,501
			10,780,924
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 6% 12/5/20 (c)		840,000	846,829

TOTAL FINANCIALS			81,562,057

HEALTH CARE - 0.5%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. Tranche B, term loan 4.75% 8/17/21 (c)		2,570,077	2,563,651
Health Care Equipment & Supplies - 0.1%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (c)		1,857,639	1,860,834
American Renal Holdings, Inc. Tranche B 1LN, term loan 4.75% 8/20/19 (c)		1,986,732	1,983,414
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.75% 6/30/21 (c)		7,328,631	7,257,910
			11,102,158
Health Care Providers & Services - 0.3%
Community Health Systems, Inc.:
Tranche F, term loan 4.0283% 12/31/18 (c)		849,088	846,583
Tranche G, term loan 3.75% 12/31/19 (c)		1,891,078	1,873,945
Tranche H, term loan 4.0477% 1/27/21 (c)		12,707,660	12,483,878
Envision Healthcare Corp. Tranche B, term loan 4% 12/1/23 (c)		10,530,000	10,657,202
HCA Holdings, Inc.:
Tranche B 6LN, term loan 4.0306% 3/18/23 (c)		7,940,000	7,999,550
Tranche B 8LN, term loan 3.0306% 2/15/24 (c)		2,992,500	3,019,433
HCR Healthcare LLC Tranche B, term loan 4.5% 4/6/18 (c)		2,476,029	2,342,942
InVentiv Health, Inc. Tranche B, term loan 4.804% 11/9/23 (c)		10,330,000	10,392,910
Kindred Healthcare, Inc. Tranche B, term loan 4.3125% 4/9/21 (c)		3,520,530	3,496,344
Milk Specialties Co. Tranche B, term loan 8/16/23 (s)		1,690,763	1,702,733
MPH Acquisition Holdings LLC Tranche B, term loan 5% 6/7/23 (c)		2,301,873	2,336,816
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (c)		1,174,981	1,181,220
Precyse Acquisition Corp. Tranche B, term loan 6.5% 10/20/22 (c)		1,492,500	1,511,156
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 4.75% 11/3/20 (c)		1,219,351	1,226,215
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (c)		3,000,000	2,730,000
Tranche B 1LN, term loan 5.25% 12/31/22 (c)		7,448,984	6,853,065
Vizient, Inc. term loan 5% 2/11/23 (c)		3,519,412	3,565,622
			74,219,614
Health Care Technology - 0.0%
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 8.25% 10/21/24 (c)		1,000,000	1,015,000
Tranche B 1LN, term loan 4.25% 10/21/23 (c)		3,000,000	3,003,750
Project Ruby Ultimate Parent Corp. Tranche B, term loan 4.75% 2/9/24 (c)		1,000,000	1,002,500
			5,021,250
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (c)		6,992,563	7,022,281
Pharmaceuticals - 0.1%
Avantor Performance Materials Holdings, Inc. Tranche B 1LN, term loan 6% 6/21/22 (c)		2,970,123	3,007,250
HLF Financing U.S. LLC Tranche B, term loan 6.2722% 2/15/23 (c)		1,500,000	1,501,245
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 4.53% 10/20/18 (c)		986,156	986,314
Tranche A4 1LN, term loan 4.53% 4/1/20 (c)		2,235,298	2,234,605
Tranche B, term loan 5.53% 4/1/22 (c)		8,997,072	9,053,304
Tranche BD 2LN, term loan 5.03% 2/13/19 (c)		2,988,551	3,001,641
Tranche E, term loan 5.2722% 8/5/20 (c)		4,706,686	4,733,467
			24,517,826

TOTAL HEALTH CARE			124,446,780

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc. Tranche B, term loan 3.5306% 1/15/24 (c)		2,725,000	2,735,219
Gemini HDPE LLC Tranche B, term loan 4.039% 8/7/21 (c)		1,987,275	2,012,116
TransDigm, Inc.:
Tranche C, term loan 3.9582% 2/28/20 (c)		3,111,768	3,123,623
Tranche D, term loan 3.9835% 6/4/21 (c)		4,981,258	4,999,041
Tranche E, term loan 3.8524% 5/14/22 (c)		988,044	991,996
Tranche F, term loan 3.7806% 6/9/23 (c)		13,225,345	13,289,091
			27,151,086
Airlines - 0.1%
American Airlines, Inc.:
Tranche B, term loan 3.27% 12/14/23 (c)		4,445,000	4,467,225
Tranche B, term loan 3.2706% 10/10/21 (c)		6,241,462	6,270,048
			10,737,273
Building Products - 0.0%
GYP Holdings III Corp. Tranche B, term loan 4.539% 4/1/21 (c)		3,824,489	3,846,021
HD Supply, Inc. Tranche B, term loan 3.7482% 10/17/23 (c)		997,500	1,004,981
HNC Holdings, Inc. Tranche B, term loan 5.5% 10/5/23 (c)		705,000	712,494
Jeld-Wen, Inc. Tranche B 2LN, term loan 4.75% 7/1/22 (c)		2,232,894	2,246,849
			7,810,345
Commercial Services & Supplies - 0.3%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.7709% 11/26/20 (c)		8,963,245	8,965,128
Garda World Security Corp.:
term loan:
4% 11/8/20 (c)		8,047,625	8,077,803
4% 11/8/20 (c)		1,516,200	1,521,886
Tranche DD, term loan 4% 11/8/20 (c)		1,653,139	1,659,338
GCA Services Group, Inc. Tranche B 1LN, term loan 6.0565% 3/1/23 (c)		2,215,049	2,236,269
Harland Clarke Holdings Corp.:
Tranche B 5LN, term loan 7% 12/31/21 (c)		3,214,955	3,244,436
Tranche B 6LN, term loan 6.5% 2/9/22 (c)		880,000	885,500
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.5% 3/9/23 (c)		1,999,888	2,023,646
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)		14,483,588	14,411,170
Merrill Communications LLC Tranche B, term loan 6.289% 6/1/22 (c)		1,835,220	1,832,155
Metal Services LLC Tranche B, term loan 8.5% 6/30/19 (c)		1,094,550	1,098,654
Optiv Security, Inc.:
Tranche 2LN, term loan 8.25% 2/1/25 (c)		470,000	475,678
Tranche B 1LN, term loan 4.25% 2/1/24 (c)		2,375,000	2,389,108
Prime Security Services Borrower LLC Tranche B 1LN, term loan 4.25% 5/2/22 (c)		11,309,175	11,412,880
Rep Wwex Acquisition Parent LLC Tranche B 1LN, term loan 5.53% 2/3/24 (c)		530,000	533,975
SAI Global GP Tranche B, term loan 5.5% 12/8/23 (c)		2,500,000	2,537,500
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (c)		4,354,447	4,372,431
Thomson Reuters IP&S Tranche B 1LN, term loan 4.75% 10/3/23 (c)		3,805,463	3,847,475
WTG Holdings III Corp.:
term loan 5.5% 1/15/21 (c)		1,488,750	1,496,194
Tranche B 1LN, term loan 4.75% 1/15/21 (c)		1,020,506	1,024,333
			74,045,559
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (c)		1,075,977	1,073,739
Ventia Deco LLC Tranche B, term loan 5% 5/21/22 (c)		3,162,792	3,202,327
			4,276,066
Electrical Equipment - 0.0%
Cortes NP Acquisition Corp. Tranche B, term loan 6.0302% 11/30/23 (c)		4,310,981	4,341,502
Machinery - 0.0%
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4% 3/13/22 (c)		3,804,798	3,845,243
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (c)		542,368	542,444
Wireco Worldgroup, Inc. Tranche B 1LN, term loan 6.5% 9/30/23 (c)		1,491,263	1,501,821
			5,889,508
Marine - 0.0%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (c)		2,488,063	2,345,696
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (c)		4,858,800	4,822,359
			7,168,055
Professional Services - 0.0%
AlixPartners LLP term loan 4% 7/28/22 (c)		2,098,491	2,117,986
Science Applications International Corp. Tranche B, term loan 3.5625% 5/4/22 (c)		1,405,732	1,419,789
			3,537,775
Trading Companies & Distributors - 0.0%
Fly Funding II SARL Tranche B, term loan 3.79% 2/9/22 (c)		2,151,147	2,163,258

TOTAL INDUSTRIALS			147,120,427

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.539% 4/29/22 (c)		1,539,075	1,547,739
Polycom, Inc. Tranche B, term loan 6.25% 9/27/23 (c)		8,916,790	8,979,207
Radiate Holdco LLC Tranche B, term loan 3.7806% 2/1/24 (c)		5,530,000	5,570,701
Zayo Group LLC:
term loan 2.7806% 1/19/21 (c)		1,965,000	1,979,325
Tranche 1LN, term loan 1/19/24 (s)		1,235,000	1,246,560
Tranche B 1LN, term loan 3.5% 1/19/24 (c)		2,565,000	2,589,008
			21,912,540
Electronic Equipment & Components - 0.1%
Atkore International, Inc. Tranche B 1LN, term loan 4% 12/22/23 (c)		1,000,000	1,008,250
Electro Rent Corp. Tranche B 1LN, term loan 6% 1/31/24 (c)		2,000,000	2,035,000
Genesys Telecommunications Laboratories, Inc. term loan 5.0248% 12/1/23 (c)		7,000,000	7,080,010
Go Daddy Operating Co. LLC Tranche B, term loan:
2/15/24 (s)(t)		3,854,204	3,862,761
3.27% 2/15/24 (c)		2,900,796	2,907,236
Infor U.S., Inc. Tranche B 6LN, term loan 3.75% 2/1/22 (c)		2,208,422	2,209,990
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (c)		500,000	500,625
Tranche B 3LN, term loan 4.5% 10/16/22 (c)		2,397,810	2,402,318
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (c)		9,121,688	9,269,915
			31,276,105
Internet Software & Services - 0.2%
Abacus Innovations Corp. Tranche B, term loan 3.0625% 8/16/23(c)		2,000,000	2,023,500
Ancestry.Com Operations, Inc.:
Tranch B 1LN, term loan 4.25% 10/19/23 (c)		5,000,000	5,056,250
Tranche 2LN, term loan 9.25% 10/19/24 (c)		1,500,000	1,532,505
Datapipe, Inc. Tranche B 1LN, term loan 5.75% 3/15/19 (c)		6,239,847	6,245,026
EIG Investors Corp. Tranche B 1LN, term loan 6.0416% 2/9/23 (c)		6,302,943	6,337,105
Rackspace Hosting, Inc. term loan 4.5345% 11/3/23 (c)		7,970,000	8,054,721
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (c)		932,371	934,702
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (c)		15,143,288	15,187,506
			45,371,315
IT Services - 0.2%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5387% 9/15/20 (c)		7,588,745	7,550,801
Computer Discount Warehouse (CDW) LLC Tranche B, term loan 3% 8/17/23 (c)		1,839,111	1,846,007
First Data Corp. Tranche B, term loan 3.7794% 7/10/22 (c)		9,661,918	9,724,720
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.2801% 6/17/22 (c)		515,000	485,815
Tranche B 1LN, term loan 5% 6/17/21 (c)		2,631,254	2,655,935
Global Payments, Inc. Tranche B, term loan 3.2806% 4/22/23 (c)		1,247,738	1,260,215
Information Resources, Inc.:
Tranche 2LN, term loan 9.25% 1/18/25 (c)		1,000,000	993,330
Tranche B 1LN, term loan 5.25% 1/18/24 (c)		3,105,000	3,141,887
RP Crown Parent, LLC Tranche B, term loan 4.5% 10/12/23 (c)		4,420,000	4,457,305
WEX, Inc. Tranche B, term loan 4.2806% 7/1/23 (c)		3,482,500	3,534,738
Xerox Business Services LLC Tranche B, term loan 6.2756% 12/7/23 (c)		8,040,000	8,170,650
			43,821,403
Semiconductors & Semiconductor Equipment - 0.0%
Cavium, Inc. Tranche B, term loan 3.7806% 8/16/22 (c)		1,569,984	1,583,486
Micron Technology, Inc. Tranche B, term loan 4.54% 4/26/22 (c)		1,243,750	1,259,396
Microsemi Corp. Tranche B, term loan 3.0306% 1/15/23 (c)		1,543,902	1,554,416
			4,397,298
Software - 0.3%
Applied Systems, Inc. Tranche B 1LN, term loan 4% 1/23/21 (c)		999,838	1,006,587
Aptean, Inc.:
Tranche 2LN, term loan 10.5% 12/20/23 (c)		685,000	683,719
Tranche B 1LN, term loan 6% 12/20/22 (c)		1,930,000	1,956,538
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (c)		215,424	216,098
5% 9/10/20 (c)		819,295	823,441
Compuware Corp.:
term loan 9.25% 12/15/22 (c)		3,098,039	3,098,039
Tranche B 3LN, term loan 5.25% 12/15/21 (c)		3,724,206	3,722,344
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (c)		7,876,713	7,896,405
Evo Payments International LLC Tranche B 1LN, term loan 6% 12/20/23 (c)		2,500,000	2,531,250
Kronos, Inc. term loan:
5.0339% 11/1/23 (c)		14,615,000	14,780,880
9.284% 11/1/24 (c)		8,405,000	8,684,130
Landesk Group, Inc. term loan:
5.25% 1/20/24 (c)		6,185,000	6,214,812
10% 1/20/25 (c)		2,445,000	2,415,660
Quest Software U.S. Holdings, Inc. Tranche B, term loan 7% 10/31/22 (c)		5,987,488	6,088,556
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.75% 4/9/21 (c)		6,402,839	6,394,835
Tranche 2LN, term loan 8% 4/9/22 (c)		3,653,000	3,634,735
SolarWinds Holdings, Inc. Tranche B, term loan 4.5% 2/5/23 (c)		2,985,000	2,989,119
Solera LLC Tranche B, term loan 5.75% 3/3/23 (c)		4,940,625	4,967,403
Sophia L.P. term loan 4.25% 9/30/22 (c)		4,902,244	4,918,176
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4.0306% 7/8/22 (c)		1,828,253	1,836,736
Tranche B 2LN, term loan 4.0306% 7/8/22 (c)		175,451	176,266
Sybil Software LLC. Tranche B, term loan 5% 9/30/22 (c)		3,626,438	3,678,586
Veritas U.S., Inc. Tranche B 1LN, term loan 1/27/23 (s)		990,000	987,218
			89,701,533
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC:
Tranche A 1LN, term loan 2.79% 12/31/18 (c)		480,000	480,226
Tranche B, term loan 4.04% 9/7/23 (c)		2,655,000	2,671,196
			3,151,422

TOTAL INFORMATION TECHNOLOGY			239,631,616

MATERIALS - 0.4%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (c)		2,744,689	2,745,540
ASP Chromaflo Intermediate Hol Tranche B 1LN, term loan 5% 11/18/23 (c)		1,820,000	1,827,972
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 4.75% 9/30/21 (c)		1,451,363	1,461,043
Kraton Polymers LLC term loan 5% 1/6/22 (c)		3,975,000	4,026,596
MacDermid, Inc.:
term loan 5% 6/7/23 (c)		3,990,000	4,032,893
Tranche B 5LN, term loan 4.5% 6/7/20 (c)		2,622,416	2,653,885
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.25% 6/19/22 (c)		2,102,975	2,115,467
Tranche B 2LN, term loan 8.5% 6/19/23 (c)		96,552	96,672
The Chemours Co. LLC Tranche B, term loan 3.79% 5/12/22 (c)		3,229,101	3,250,639
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (c)		1,595,700	1,610,668
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (c)		1,009,538	1,016,323
Univar, Inc. term loan 3.6083% 7/1/22 (c)		1,219,563	1,222,953
			26,060,651
Construction Materials - 0.0%
Fairmount Minerals Ltd. Tranche B 2LN, term loan 4.5% 9/5/19 (c)		3,855,000	3,800,799
Containers & Packaging - 0.2%
Anchor Glass Container Corp.:
Tranche 2LN, term loan 8.75% 12/7/24 (c)		1,180,000	1,202,125
Tranche B 1LN, term loan 4.25% 12/7/23 (c)		2,415,000	2,443,183
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4.0093% 12/17/21 (c)		4,174,638	4,185,075
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (c)		1,129,000	1,139,353
Tranche B 1LN, term loan 4.5% 10/1/21 (c)		7,019,730	7,076,169
Berry Plastics Corp.:
term loan 3.2806% 10/1/22 (c)		5,709,953	5,748,724
Tranche L, term loan 3.0217% 1/6/21 (c)		3,552,000	3,568,552
BWAY Holding Co. Tranche B, term loan 4.75% 8/14/23 (c)		3,940,928	3,942,150
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (c)		694,675	694,675
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (c)		5,778,240	5,769,226
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 4.25% 12/29/23 (c)		4,550,000	4,580,713
Printpack Holdings, Inc. Tranche B, term loan 4% 7/26/23 (c)		1,077,300	1,082,686
Reynolds Group Holdings, Inc. Tranche B, term loan 3.7806% 2/5/23 (c)		12,844,050	12,940,380
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (c)		3,148,111	3,159,916
			57,532,927
Metals & Mining - 0.1%
Ameriforge Group, Inc. Tranche B 1LN, term loan 5% 12/19/19 (c)		2,575,043	1,670,559
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (c)		1,589,610	1,572,728
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (c)		1,138,725	1,145,387
Gulf Finance LLC Tranche B 1LN, term loan 6.25% 8/25/23 (c)		7,366,538	7,473,942
JMC Steel Group, Inc. Tranche B, term loan 4.75% 6/14/21 (c)		2,880,119	2,905,320
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (c)		12,773,156	12,582,325
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (e)		2,107,367	0
			27,350,261

TOTAL MATERIALS			114,744,638

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Communications Sales & Leasing, Inc. Tranche B, term loan 4% 10/24/22 (c)		3,882,951	3,900,424
iStar Financial, Inc. Tranche B, term loan 4.75% 7/1/20 (c)		1,228,487	1,240,772
			5,141,196
Real Estate Management & Development - 0.0%
Americold Realty Operating Partnership LP Tranche B, term loan 4.75% 12/1/22 (c)		2,478,197	2,513,313
RE/MAX LLC Tranche B, term loan 3.7134% 12/15/23 (c)		1,087,275	1,089,993
Realogy Group LLC term loan 3.0294% 7/20/22 (c)		4,983,653	5,021,031
Simply Storage Management LLC 8.2375% 9/6/21 (c)		1,305,000	1,305,000
			9,929,337

TOTAL REAL ESTATE			15,070,533

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Consolidated Communications, Inc. Tranche B 2LN, term loan 10/5/23 (s)		2,000,000	2,011,420
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (c)		6,702,723	6,772,565
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/21 (c)		500,000	499,750
Tranche B 1LN, term loan 5.5745% 8/14/20 (c)		5,921,061	5,922,304
Level 3 Financing, Inc. Tranche B, term loan 2/22/24 (s)		12,065,000	12,120,982
LTS Buyer LLC Tranche B 1LN, term loan 4.2482% 4/11/20 (c)		11,654,778	11,739,741
Sable International Finance Ltd. Tranche B 1LN, term loan 5.5283% 12/31/22 (c)		4,500,000	4,564,710
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (c)		5,224,000	5,173,066
Tranche B 1LN, term loan 4.75% 4/30/20 (c)		2,781,512	2,784,988
Securus Technologies, Inc. Tranche B2 1LN, term loan 5.25% 4/30/20 (c)		2,768,912	2,772,373
			54,361,899
Wireless Telecommunication Services - 0.2%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.5% 3/31/17 (c)		345,268	340,089
Tranche D 2LN, term loan 4.4982% 3/31/19 (c)		4,464,732	4,397,761
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (c)		11,760,000	11,679,797
Sprint Communications, Inc. Tranche B, term loan 3.3125% 2/3/24 (c)		11,780,000	11,796,845
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (c)		4,016,420	3,628,996
Telenet Financing USD LLC Tranche B, term loan 3.77% 1/31/25 (c)		2,000,000	2,017,500
Telesat LLC Tranche B 4LN, term loan 3.85% 11/17/23 (c)		7,616,250	7,692,413
Xplornet Communications, Inc. Tranche B, term loan 7% 9/9/21 (c)		2,155,313	2,176,866
			43,730,267

TOTAL TELECOMMUNICATION SERVICES			98,092,166

UTILITIES - 0.3%
Electric Utilities - 0.2%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (c)		280,392	282,027
6.375% 8/13/19 (c)		4,232,357	4,257,032
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3.03% 5/3/20 (c)		2,965,491	2,964,246
Empire Generating Co. LLC:
Tranche B, term loan 5.29% 3/14/21 (c)		3,309,319	3,296,909
Tranche C, term loan 5.29% 3/14/21 (c)		263,000	262,014
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)		5,681,023	5,695,226
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (c)		4,463,253	3,164,446
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (c)		3,042,000	2,988,765
InterGen NV Tranche B, term loan 5.5% 6/13/20 (c)		6,310,887	6,302,999
Lightstone Holdco LLC:
Tranche B, term loan 6.539% 1/30/24 (c)		3,195,652	3,240,935
Tranche C, term loan 6.539% 1/30/24 (c)		304,348	308,660
Longview Power LLC Tranche B, term loan 7% 4/13/21 (c)		1,970,000	1,743,450
Tex Operations Co. LLC:
Tranche B, term loan 3.5306% 8/4/23 (c)		6,514,286	6,543,600
Tranche C, term loan 3.5306% 8/4/23 (c)		1,485,714	1,492,400
USIC Holdings, Inc. Tranche 1LN, term loan 4.75% 12/9/23 (c)		1,500,000	1,508,445
Vistra Operations Co. LLC Tranche B 2LN, term loan 4.0222% 12/14/23 (c)		1,500,000	1,508,670
			45,559,824
Gas Utilities - 0.0%
Southcross Holdings Borrower LP Tranche B, term loan 9% 4/13/23		364,078	304,916
Independent Power and Renewable Electricity Producers - 0.1%
APLP Holdings LP Tranche B, term loan 6% 4/13/23 (c)		2,742,309	2,773,846
Calpine Corp.:
Tranche B 5LN, term loan 3.75% 1/15/24 (c)		1,477,500	1,484,341
Tranche B 6LN, term loan 3.75% 1/1/23 (c)		3,638,250	3,654,731
Tranche B, term loan 3.0746% 11/30/17 (c)		4,930,000	4,931,233
Dynegy, Inc. Tranche C, term loan 4.25% 2/7/24(c)		7,500,000	7,574,475
Energy Future Holdings Corp. term loan 4.304% 6/30/17 (c)		8,893,000	8,915,233
ExGen Renewables I, LLC Tranche B term loan 5.2718% 2/6/21 (c)		1,041,888	1,048,399
MRP Generation Holdings LLC Tranche B, term loan 8% 10/18/22 (c)		1,837,500	1,839,797
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (c)		2,732,028	2,520,296
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 5.5% 6/26/22 (c)		2,762,294	2,769,200
			37,511,551

TOTAL UTILITIES			83,376,291

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,472,710,600)			1,488,550,064

Sovereign Loan Participations - 0.0%
Indonesian Republic loan participation:
Citibank 1.9375% 12/14/19(c)		602,860	590,803
Goldman Sachs 1.9375% 12/14/19(c)		516,667	506,333
Mizuho 1.9375% 12/14/19 (c)		242,256	237,411
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $1,286,686)			1,334,547

Bank Notes - 0.6%
Capital One NA:
1.65% 2/5/18		$18,801,000	$18,812,788
2.95% 7/23/21		18,827,000	19,051,305
Discover Bank:
(Delaware) 3.2% 8/9/21		25,781,000	26,097,900
3.1% 6/4/20		22,584,000	22,983,714
8.7% 11/18/19		2,958,000	3,367,053
JPMorgan Chase Bank 6% 10/1/17		11,313,000	11,608,665
KeyBank NA 6.95% 2/1/28		1,977,000	2,476,420
RBS Citizens NA 2.5% 3/14/19		11,319,000	11,414,080
Regions Bank 7.5% 5/15/18		24,647,000	26,212,947
UBS AG Stamford Branch 1.8% 3/26/18		24,142,000	24,186,711
Wachovia Bank NA 6% 11/15/17		2,243,000	2,313,623
TOTAL BANK NOTES
(Cost $165,639,309)			168,525,206

Preferred Securities - 0.7%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(f)	EUR	$1,525,000	$1,628,047
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (f)		3,257,000	3,291,400
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.625% (Reg. S) (c)(f)	EUR	2,150,000	2,187,093
FINANCIALS - 0.7%
Banks - 0.7%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(f)		1,310,000	1,404,441
Banco Do Brasil SA 9% (b)(c)(f)		1,265,000	1,309,970
Bank of America Corp.:
6.1% (c)(f)		8,141,000	8,911,781
6.25% (c)(f)		5,325,000	5,861,011
6.5% (c)(f)		3,000,000	3,345,647
Barclays Bank PLC:
6% (c)(f)	GBP	620,000	755,832
7.625% 11/21/22		35,375,000	38,744,948
Barclays PLC:
6.625% (c)(f)		19,750,000	19,903,223
7.25% (Reg. S) (c)(f)	GBP	3,500,000	4,342,888
8.25% (c)(f)		4,525,000	4,880,967
BBVA Bancomer SA (Cayman Islands) 6.008% 5/17/22 (b)(c)		560,000	568,266
BNP Paribas SA 7.375% (b)(c)(f)		3,830,000	3,908,658
Citigroup, Inc.:
5.875% (c)(f)		4,305,000	4,553,206
5.95% (c)(f)		12,150,000	12,878,060
5.95% (c)(f)		2,285,000	2,393,049
6.125% (c)(f)		6,140,000	6,603,540
Credit Agricole SA:
6.625% (b)(c)(f)		18,240,000	18,240,253
6.625% (Reg. S) (c)(f)		4,090,000	4,090,057
7.875% (b)(c)(f)		4,250,000	4,397,964
8.125% 9/19/33 (Reg. S) (c)		2,500,000	2,784,687
JPMorgan Chase & Co. 6% (c)(f)		7,955,000	8,369,781
Royal Bank of Scotland Group PLC:
7.5% (c)(f)		6,490,000	6,547,175
8.625% (c)(f)		3,665,000	3,925,635
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (f)	EUR	2,900,000	3,485,507
			172,206,546
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (c)(f)		2,300,000	2,527,662
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (b)(f)		870,000	864,473
8.625% (Reg. S) (f)		200,000	198,735
			1,063,208
Insurance - 0.0%
Aviva PLC 6.125% (c)(f)	GBP	1,800,000	2,452,649

TOTAL FINANCIALS			178,250,065

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(f)		7,460,000	3,625,818
7.5% (Reg. S) (f)		100,000	48,604
			3,674,422
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (f)		2,600,000	1,952,398
TOTAL PREFERRED SECURITIES
(Cost $187,402,307)			190,983,425
		Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 0.60% (u)
(Cost $781,515,625)		781,440,942	781,597,230
		Maturity Amount(a)	Value

Cash Equivalents - 1.4%
Investments in repurchase agreements in a joint trading account at 0.53%, dated 2/28/17 due 3/1/17 (Collateralized by U.S. Government Obligations) # (v)
(Cost $371,643,000)		371,648,471	371,643,000

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on a credit default swap with BNP Paribas to buy protection on the 5-Year iTraxx Europe Crossover Series 26 Index expiring December 2021 exercise rate 3.250%	4/19/17	EUR 38,200,000	$150,565
Option on a credit default swap with Citibank NA to buy protection on the 5-Year iTraxx Europe Crossover Series 26 Index expiring December 2021 exercise rate 3.125%	5/17/17	EUR 13,200,000	146,019

TOTAL PUT OPTIONS			296,584

TOTAL PURCHASED SWAPTIONS
(Cost $497,044)			296,584
TOTAL INVESTMENT PORTFOLIO - 102.9%
(Cost $27,674,540,989)			27,935,833,599
NET OTHER ASSETS (LIABILITIES) - (2.9)%			(795,438,467)
NET ASSETS - 100%			$27,140,395,132

TBA Sale Commitments
	Principal Amount(a)	Value
Fannie Mae
3% 3/1/32	$(38,000,000)	$(39,064,597)
3% 3/1/32	(2,650,000)	(2,724,242)
3.5% 3/1/47	(4,400,000)	(4,508,475)
3.5% 3/1/47	(15,000,000)	(15,369,801)
3.5% 3/1/47	(33,200,000)	(34,018,493)
4% 3/1/47	(21,900,000)	(23,010,759)
4.5% 3/1/47	(21,300,000)	(22,887,128)

TOTAL FANNIE MAE		(141,583,495)

Freddie Mac
3% 3/1/47	(30,000,000)	(29,762,118)
3% 3/1/47	(33,100,000)	(32,837,537)

TOTAL FREDDIE MAC		(62,599,655)

TOTAL TBA SALE COMMITMENTS
(Proceeds $204,332,891)		$(204,183,150)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
35 ASX 10 Year Treasury Bond Index Contracts (Australia)	March 2017	3,441,414	$18,736
17 Eurex Euro-Bund Contracts (Germany)	March 2017	2,990,527	(1,814)
16 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	March 2017	2,942,928	32,341
12 ICE Long Gilt Contracts (United Kingdom)	June 2017	1,894,480	23,222
3 TSE 10 Year Japanese Government Bond Index Contracts (Japan)	March 2017	4,021,007	11,463
TOTAL BOND INDEX CONTRACTS			83,948
Treasury Contracts
146 CBOT 10-Year U.S. Treasury Note Contracts (United States)	June 2017	18,188,406	133,147
195 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2017	42,199,219	69,700
279 CBOT 5-Year U.S. Treasury Note Contracts (United States)	June 2017	32,839,172	128,044
28 CBOT Long Term U.S. Treasury Bond Contracts (United States)	June 2017	4,246,375	64,171
20 CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	June 2017	2,678,750	29,958
3 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	June 2017	485,344	8,008
76 TME 10 Year Canadian Note Contracts (Canada)	June 2017	7,859,208	52,416
TOTAL TREASURY CONTRACTS			485,444

TOTAL PURCHASED			569,392

Sold
Bond Index Contracts
100 Eurex Euro-Bobl Contracts (Germany)	March 2017	14,273,296	(209,879)
67 Eurex Euro-Oat Contracts (Germany)	March 2017	10,643,421	(65,776)
159 ICE Medium Gilt Contracts (United Kingdom)	June 2017	22,756,023	(87,422)
TOTAL BOND INDEX CONTRACTS			(363,077)
Treasury Contracts
488 CBOT 10-Year U.S. Treasury Note Contracts (United States)	June 2017	60,794,125	(267,895)
130 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2017	28,132,813	(26,660)
76 CBOT Long Term U.S. Treasury Bond Contracts (United States)	June 2017	11,525,875	(117,726)
31 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	June 2017	5,015,219	(55,529)
TOTAL TREASURY CONTRACTS			(467,810)

TOTAL SOLD			(830,887)

TOTAL FUTURES CONTRACTS			$(261,495)

The face value of futures purchased as a percentage of Net Assets is 0.5%

The face value of futures sold as a percentage of Net Assets is 0.6%

Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
3/1/17	EUR	Citibank, N.A.	Sell	748,000	$795,049	$2,618
3/3/17	SEK	Goldman Sachs Bank USA	Sell	403,500,000	45,714,920	1,011,190
5/16/17	AUD	Bank Of America N.A.	Sell	130,000	99,896	393
5/16/17	CAD	Citibank, N.A.	Sell	75,000	57,175	671
5/16/17	EUR	BNP Paribas SA	Sell	244,000	258,235	(1,167)
5/16/17	EUR	Bank Of America N.A.	Sell	127,811,000	136,870,244	991,174
5/16/17	EUR	Citibank, N.A.	Buy	424,000	451,287	(522)
5/16/17	EUR	Citibank, N.A.	Buy	747,000	796,764	(2,608)
5/16/17	EUR	Credit Suisse Intl.	Sell	1,038,000	1,107,077	3,553
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Buy	349,000	372,830	(1,800)
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Buy	863,000	913,182	4,295
5/16/17	EUR	JPMorgan Chase Bank, N.A.	Buy	1,035,000	1,099,358	976
5/16/17	GBP	Bank Of America N.A.	Sell	38,147,000	47,937,046	516,892
5/16/17	GBP	Credit Suisse Intl.	Sell	513,000	639,385	1,680
5/16/17	JPY	Goldman Sachs Bank USA	Sell	7,000,000	62,173	(339)
TOTAL FOREIGN CURRENCY CONTRACTS						$2,527,006

*Amount in U.S. Dollars unless otherwise noted

For the period, the average contract value for foreign currency contracts was $241,553,214. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty(2)	Fixed Payment Received/(Paid)	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1)%	EUR 8,300,000	$(51,941)	$0	$(51,941)
Accor SA		Dec. 2021	Barclays Bank PLC	(1%)	EUR 3,000,000	(20,003)	16,399	(3,604)
Assicurazioni Generali SpA		Dec. 2021	JPMorgan Chase Bank, N.A.	(1%)	EUR 3,550,000	312,256	(292,654)	19,602
Carlsberg Breweries A/S		Jun. 2020	JPMorgan Chase Bank, N.A.	(1%)	EUR 2,600,000	(60,802)	21,133	(39,669)
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR 2,600,000	(62,757)	(7,607)	(70,364)
Gas Natural Capital Markets SA		Jun. 2021	BNP Paribas SA	(1%)	EUR 1,400,000	(15,156)	1,328	(13,828)
Gas Natural Capital Markets SA		Dec. 2021	Credit Suisse International	(1%)	EUR 4,500,000	(34,173)	11,187	(22,986)
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR 3,500,000	(53,547)	4,971	(48,576)
Santander Central Hispano Issuances Ltd		Dec. 2021	Citibank, N.A.	(1%)	EUR 1,750,000	127,296	(142,093)	(14,797)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 1,550,000	49,877	(138,983)	(89,106)
Unilever NV		Dec. 2021	JPMorgan Chase Bank, N.A.	(1%)	EUR 3,000,000	(110,051)	102,804	(7,247)
TOTAL BUY PROTECTION						80,999	(423,515)	(342,516)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	EUR 8,300,000	124,207	0	124,207
BNP Paribas NA	Baa2	Dec. 2021	Goldman Sachs Bank USA	1%	EUR 3,250,000	(196,117)	188,836	(7,281)
Intesa Sanpaolo SpA	Ba1	Dec. 2021	JPMorgan Chase Bank, N.A.	1%	EUR 3,550,000	(320,374)	387,319	66,945
Unicredit SpA	NR	Dec. 2021	Citibank, N.A.	1%	EUR 1,750,000	(205,021)	228,479	23,458
TOTAL SELL PROTECTION						(597,305)	804,634	207,329

TOTAL CREDIT DEFAULT SWAPS						$(516,306)	$381,119	$(135,187)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Mar. 2027	$17,500,000	3-month LIBOR	1.75%	$(71,966)	$0	$(71,966)
LCH	Mar. 2047	3,100,000	3-month LIBOR	2.25%	(52,000)	0	(52,000)

TOTAL INTEREST RATE SWAPS					$(123,966)	$0	$(123,966)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

SEK – Swedish krona

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,467,006,920 or 9.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Non-income producing - Security is in default.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,695,423.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,908,507.

 (j) Security or a portion of the security is on loan at period end.

 (k) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $306,895.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (p) Affiliated company

 (q) Non-income producing

 (r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $619,175 or 0.0% of net assets.

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $4,408,735 and $4,422,711, respectively.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (v) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Warrior Met Coal LLC Class A	2/20/15	$3,177,225

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,086,412
Total	$3,086,412

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Forbes Energy Services Ltd. (Escrow)	$--	$1,382,471	$--	$--	$1,382,471
Total	$--	$1,382,471	$--	$--	$1,382,471

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$731,824	$731,824	$--	$--
Energy	9,694,785	7,693,139	--	2,001,646
Financials	1,664,487	1,664,487	--	--
Materials	2,864,936	2,864,936	--	--
Real Estate	7,738,645	7,738,645	--	--
Telecommunication Services	342,090	307,490	--	34,600
Utilities	195,094	--	--	195,094
Corporate Bonds	9,626,501,929	--	9,626,501,370	559
U.S. Government and Government Agency Obligations	8,731,402,301	--	8,731,402,301	--
U.S. Government Agency - Mortgage Securities	4,394,818,092	--	4,394,818,092	--
Asset-Backed Securities	204,354,832	--	203,106,704	1,248,128
Collateralized Mortgage Obligations	582,462,166	--	582,240,615	221,551
Commercial Mortgage Securities	703,474,227	--	703,087,156	387,071
Municipal Securities	430,476,530	--	430,476,530	--
Foreign Government and Government Agency Obligations	236,181,605	--	228,898,544	7,283,061
Bank Loan Obligations	1,488,550,064	--	1,474,124,549	14,425,515
Sovereign Loan Participations	1,334,547	--	--	1,334,547
Bank Notes	168,525,206	--	168,525,206	--
Preferred Securities	190,983,425	--	190,983,425	--
Money Market Funds	781,597,230	781,597,230	--	--
Cash Equivalents	371,643,000	--	371,643,000	--
Purchased Swaptions	296,584	--	296,584	--
Total Investments in Securities:	$27,935,833,599	$802,597,751	$27,106,104,076	$27,131,772
Derivative Instruments:
Assets
Foreign Currency Contracts	$2,533,442	$--	$2,533,442	$--
Futures Contracts	571,206	571,206	--	--
Swaps	613,636	--	613,636	--
Total Assets	$3,718,284	$571,206	$3,147,078	$--
Liabilities
Foreign Currency Contracts	$(6,436)	$--	$(6,436)	$--
Futures Contracts	(832,701)	(832,701)	--	--
Swaps	(1,253,908)	--	(1,253,908)	--
Total Liabilities	$(2,093,045)	$(832,701)	$(1,260,344)	$--
Total Derivative Instruments:	$1,625,239	$(261,495)	$1,886,734	$--
Other Financial Instruments:
TBA Sale Commitments	$(204,183,150)	$--	$(204,183,150)	$--
Total Other Financial Instruments:	$(204,183,150)	$--	$(204,183,150)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$296,584	$0
Swaps(b)	613,636	(1,129,942)
Total Credit Risk	910,220	(1,129,942)
Foreign Exchange Risk
Foreign Currency Contracts(c)	2,533,442	(6,436)
Total Foreign Exchange Risk	2,533,442	(6,436)
Interest Rate Risk
Futures Contracts(d)	571,206	(832,701)
Swaps(b)	0	(123,966)
Total Interest Rate Risk	571,206	(956,667)
Total Value of Derivatives	$4,014,868	$(2,093,045)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$371,643,000 due 3/01/17 at 0.53%
J.P. Morgan Securities, Inc.	$371,643,000
$371,643,000

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.6%
United Kingdom	2.0%
Mexico	2.0%
Netherlands	1.6%
Luxembourg	1.1%
Others (Individually Less Than 1%)	4.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017
Assets
Investment in securities, at value (including securities loaned of $364,356,064 and repurchase agreements of $371,643,000) — See accompanying schedule: Unaffiliated issuers (cost $26,891,642,893)	$27,152,853,898
Fidelity Central Funds (cost $781,515,625)	781,597,230
Other affiliated issuers (cost $1,382,471)	1,382,471
Total Investments (cost $27,674,540,989)		$27,935,833,599
Foreign currency held at value (cost $46,422,905)		45,756,060
Receivable for investments sold		137,559,015
Receivable for TBA sale commitments		204,332,891
Unrealized appreciation on foreign currency contracts		2,533,442
Receivable for fund shares sold		47,989,938
Dividends receivable		14,809
Interest receivable		180,058,860
Distributions receivable from Fidelity Central Funds		502,143
Bi-lateral OTC swaps, at value		489,429
Other receivables		113,519
Total assets		28,555,183,705
Liabilities
Payable to custodian bank	$15,069,724
Payable for investments purchased
Regular delivery	177,474,637
Delayed delivery	606,074,243
TBA sale commitments, at value	204,183,150
Unrealized depreciation on foreign currency contracts	6,436
Payable for fund shares redeemed	26,105,898
Distributions payable	2,320,836
Bi-lateral OTC swaps, at value	1,078,001
Accrued management fee	6,895,942
Distribution and service plan fees payable	434,494
Payable for daily variation margin for derivative instruments	98,778
Other affiliated payables	3,259,617
Other payables and accrued expenses	143,617
Collateral on securities loaned	371,643,200
Total liabilities		1,414,788,573
Net Assets		$27,140,395,132
Net Assets consist of:
Paid in capital		$26,923,796,819
Undistributed net investment income		51,956,022
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(98,078,545)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		262,720,836
Net Assets		$27,140,395,132
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,212,762,315 ÷ 114,231,685 shares)		$10.62
Maximum offering price per share (100/96.00 of $10.62)		$11.06
Class T:
Net Asset Value and redemption price per share ($164,508,507 ÷ 15,523,024 shares)		$10.60
Maximum offering price per share (100/96.00 of $10.60)		$11.04
Class C:
Net Asset Value and offering price per share ($180,251,223 ÷ 16,973,604 shares)(a)		$10.62
Total Bond:
Net Asset Value, offering price and redemption price per share ($21,574,788,898 ÷ 2,032,996,200 shares)		$10.61
Class I:
Net Asset Value, offering price and redemption price per share ($3,162,078,635 ÷ 298,431,595 shares)		$10.60
Class Z:
Net Asset Value, offering price and redemption price per share ($846,005,554 ÷ 79,838,512 shares)		$10.60

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2017
Investment Income
Dividends		$7,569,835
Interest		411,402,438
Income from Fidelity Central Funds		3,086,412
Total income		422,058,685
Expenses
Management fee	$40,262,830
Transfer agent fees	13,788,317
Distribution and service plan fees	2,619,866
Fund wide operations fee	5,223,903
Independent trustees' fees and expenses	53,505
Miscellaneous	41,922
Total expenses before reductions	61,990,343
Expense reductions	(14,108)	61,976,235
Net investment income (loss)		360,082,450
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(44,287,598)
Fidelity Central Funds	237,167
Foreign currency transactions	10,051,274
Futures contracts	3,116,190
Swaps	1,752,646
Total net realized gain (loss)		(29,130,321)
Change in net unrealized appreciation (depreciation) on: Investment securities	(498,147,521)
Assets and liabilities in foreign currencies	1,061,167
Futures contracts	(809,445)
Swaps	720,751
Delayed delivery commitments	174,280
Total change in net unrealized appreciation (depreciation)		(497,000,768)
Net gain (loss)		(526,131,089)
Net increase (decrease) in net assets resulting from operations		$(166,048,639)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$360,082,450	$735,703,076
Net realized gain (loss)	(29,130,321)	29,226,743
Change in net unrealized appreciation (depreciation)	(497,000,768)	815,523,532
Net increase (decrease) in net assets resulting from operations	(166,048,639)	1,580,453,351
Distributions to shareholders from net investment income	(370,078,245)	(690,311,363)
Distributions to shareholders from net realized gain	(67,918,236)	(113,897,060)
Total distributions	(437,996,481)	(804,208,423)
Share transactions - net increase (decrease)	2,040,741,265	4,657,836,676
Total increase (decrease) in net assets	1,436,696,145	5,434,081,604
Net Assets
Beginning of period	25,703,698,987	20,269,617,383
End of period	$27,140,395,132	$25,703,698,987
Other Information
Undistributed net investment income end of period	$51,956,022	$61,951,817

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class A

	Six months ended February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.53	$10.77	$10.48	$11.29	$11.04
Income from Investment Operations
Net investment income (loss)A	.133	.312	.287	.292	.263	.322
Net realized and unrealized gain (loss)	(.218)	.377	(.224)	.382	(.468)	.438
Total from investment operations	(.085)	.689	.063	.674	(.205)	.760
Distributions from net investment income	(.137)	(.290)	(.270)	(.275)	(.250)	(.335)
Distributions from net realized gain	(.028)	(.059)	(.033)	(.109)	(.355)	(.175)
Total distributions	(.165)	(.349)	(.303)	(.384)	(.605)	(.510)
Net asset value, end of period	$10.62	$10.87	$10.53	$10.77	$10.48	$11.29
Total ReturnB,C,D	(.77)%	6.71%	.58%	6.56%	(1.94)%	7.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.75%	.75%	.76%	.79%	.82%
Expenses net of fee waivers, if any	.76%G	.75%	.75%	.76%	.79%	.82%
Expenses net of all reductions	.76%G	.75%	.75%	.76%	.79%	.82%
Net investment income (loss)	2.51%G	2.95%	2.69%	2.76%	2.41%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$1,212,762	$1,233,806	$852,243	$639,235	$517,259	$643,995
Portfolio turnover rateH	132%G	134%	140%I	108%	201%	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class T

	Six months ended February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$10.51	$10.76	$10.46	$11.28	$11.03
Income from Investment Operations
Net investment income (loss)A	.132	.309	.285	.290	.265	.328
Net realized and unrealized gain (loss)	(.218)	.378	(.234)	.392	(.477)	.433
Total from investment operations	(.086)	.687	.051	.682	(.212)	.761
Distributions from net investment income	(.136)	(.288)	(.268)	(.273)	(.253)	(.336)
Distributions from net realized gain	(.028)	(.059)	(.033)	(.109)	(.355)	(.175)
Total distributions	(.164)	(.347)	(.301)	(.382)	(.608)	(.511)
Net asset value, end of period	$10.60	$10.85	$10.51	$10.76	$10.46	$11.28
Total ReturnB,C,D	(.78)%	6.71%	.47%	6.65%	(2.01)%	7.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.77%	.77%	.78%	.76%	.77%
Expenses net of fee waivers, if any	.77%G	.77%	.77%	.78%	.76%	.77%
Expenses net of all reductions	.77%G	.77%	.77%	.78%	.76%	.77%
Net investment income (loss)	2.50%G	2.94%	2.67%	2.74%	2.44%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$164,509	$155,518	$101,673	$57,972	$52,848	$59,896
Portfolio turnover rateH	132%G	134%	140%I	108%	201%	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class C

	Six months ended February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.53	$10.77	$10.48	$11.29	$11.04
Income from Investment Operations
Net investment income (loss)A	.092	.231	.205	.211	.185	.246
Net realized and unrealized gain (loss)	(.218)	.378	(.225)	.382	(.469)	.434
Total from investment operations	(.126)	.609	(.020)	.593	(.284)	.680
Distributions from net investment income	(.096)	(.210)	(.187)	(.194)	(.171)	(.255)
Distributions from net realized gain	(.028)	(.059)	(.033)	(.109)	(.355)	(.175)
Total distributions	(.124)	(.269)	(.220)	(.303)	(.526)	(.430)
Net asset value, end of period	$10.62	$10.87	$10.53	$10.77	$10.48	$11.29
Total ReturnB,C,D	(1.15)%	5.90%	(.20)%	5.75%	(2.65)%	6.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.53%G	1.52%	1.53%	1.53%	1.51%	1.51%
Expenses net of fee waivers, if any	1.53%G	1.52%	1.53%	1.53%	1.51%	1.51%
Expenses net of all reductions	1.53%G	1.52%	1.53%	1.53%	1.51%	1.51%
Net investment income (loss)	1.74%G	2.19%	1.92%	1.99%	1.69%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$180,251	$186,380	$139,264	$83,818	$79,711	$102,385
Portfolio turnover rateH	132%G	134%	140%I	108%	201%	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund

	Six months ended February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.86	$10.53	$10.77	$10.47	$11.29	$11.04
Income from Investment Operations
Net investment income (loss)A	.149	.343	.320	.326	.300	.363
Net realized and unrealized gain (loss)	(.218)	.368	(.224)	.392	(.478)	.434
Total from investment operations	(.069)	.711	.096	.718	(.178)	.797
Distributions from net investment income	(.153)	(.322)	(.303)	(.309)	(.287)	(.372)
Distributions from net realized gain	(.028)	(.059)	(.033)	(.109)	(.355)	(.175)
Total distributions	(.181)	(.381)	(.336)	(.418)	(.642)	(.547)
Net asset value, end of period	$10.61	$10.86	$10.53	$10.77	$10.47	$11.29
Total ReturnB,C	(.63)%	6.94%	.88%	7.00%	(1.70)%	7.48%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.82%F	3.25%	2.99%	3.07%	2.75%	3.29%
Supplemental Data
Net assets, end of period (000 omitted)	$21,574,789	$20,469,677	$17,359,294	$14,547,801	$11,526,014	$13,963,154
Portfolio turnover rateG	132%F	134%	140%H	108%	201%	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class I

	Six months ended February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$10.51	$10.76	$10.46	$11.27	$11.02
Income from Investment Operations
Net investment income (loss)A	.146	.337	.313	.319	.295	.353
Net realized and unrealized gain (loss)	(.218)	.378	(.233)	.393	(.469)	.435
Total from investment operations	(.072)	.715	.080	.712	(.174)	.788
Distributions from net investment income	(.150)	(.316)	(.297)	(.303)	(.281)	(.363)
Distributions from net realized gain	(.028)	(.059)	(.033)	(.109)	(.355)	(.175)
Total distributions	(.178)	(.375)	(.330)	(.412)	(.636)	(.538)
Net asset value, end of period	$10.60	$10.85	$10.51	$10.76	$10.46	$11.27
Total ReturnB,C	(.65)%	6.99%	.73%	6.95%	(1.67)%	7.40%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.51%	.51%	.53%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.51%	.51%	.53%
Expenses net of all reductions	.50%F	.50%	.50%	.51%	.51%	.53%
Net investment income (loss)	2.77%F	3.20%	2.94%	3.02%	2.69%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$3,162,079	$2,846,878	$1,266,870	$573,410	$244,911	$596,238
Portfolio turnover rateG	132%F	134%	140%H	108%	201%	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class Z

	Six months ended February 28,	Years ended August 31,
	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$10.51	$10.66
Income from Investment Operations
Net investment income (loss)B	.153	.352	.234
Net realized and unrealized gain (loss)	(.218)	.378	(.167)
Total from investment operations	(.065)	.730	.067
Distributions from net investment income	(.157)	(.331)	(.217)
Distributions from net realized gain	(.028)	(.059)	–
Total distributions	(.185)	(.390)	(.217)
Net asset value, end of period	$10.60	$10.85	$10.51
Total ReturnC,D	(.58)%	7.14%	.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.36%	.36%G
Expenses net of fee waivers, if any	.36%G	.36%	.36%G
Expenses net of all reductions	.36%G	.36%	.36%G
Net investment income (loss)	2.91%G	3.34%	3.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$846,006	$811,440	$546,968
Portfolio turnover rateH	132%G	134%	140%I

 A For the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2017

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

In March 2017, the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$600,041,785
Gross unrealized depreciation	(297,742,450)
Net unrealized appreciation (depreciation) on securities	$302,299,335
Tax cost	$27,633,534,264

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(1,712,640)	$170,119
Swaps	269,038	203,025
Total Credit Risk	(1,443,602)	373,144
Foreign Exchange Risk
Foreign Currency Contracts	12,623,344	1,731,245
Interest Rate Risk
Futures Contracts	3,116,190	(809,445)
Swaps	1,483,608	517,726
Total Interest Rate Risk	4,599,798	(291,719)
Totals	$15,779,540	$1,812,670

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,191,326,935 and $3,325,071,662, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,496,213	$42,392
Class T	-%	.25%	198,382	1,706
Class C	.75%	.25%	925,271	247,205
			$2,619,866	$291,303

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$42,220
Class T	5,520
Class C(a)	21,386
$69,126

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$908,776.15
Class T	128,878.16
Class C	155,155.17
Total Bond	10,384,842.10
Class I	2,172,596.15
Class Z	38,070.01
	$13,788,317

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,694.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $41,867 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $1,145,338.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $14,108.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016
From net investment income
Class A	$15,338,009	$31,727,561
Class T	2,027,810	3,400,558
Class B	–	52,324
Class C	1,668,160	3,143,821
Total Bond	298,306,223	559,720,907
Class I	41,598,374	70,886,754
Class Z	11,139,669	21,379,438
Total	$370,078,245	$690,311,363
From net realized gain
Class A	$3,152,966	$5,050,640
Class T	416,218	600,521
Class B	–	17,887
Class C	491,517	809,224
Total Bond	54,284,285	97,033,225
Class I	7,617,891	7,167,426
Class Z	1,955,359	3,218,137
Total	$67,918,236	$113,897,060

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016	Six months ended February 28, 2017	Year ended August 31, 2016
Class A
Shares sold	25,347,311	79,582,385	$269,761,747	$836,125,573
Reinvestment of distributions	1,690,969	3,397,092	17,984,185	35,693,646
Shares redeemed	(26,329,024)	(50,390,515)	(280,707,337)	(531,503,136)
Net increase (decrease)	709,256	32,588,962	$7,038,595	$340,316,083
Class T
Shares sold	3,587,391	7,797,143	$38,119,687	$81,948,331
Reinvestment of distributions	224,276	371,455	2,380,482	3,901,602
Shares redeemed	(2,622,999)	(3,506,111)	(27,784,894)	(36,795,670)
Net increase (decrease)	1,188,668	4,662,487	$12,715,275	$49,054,263
Class B
Shares sold	–	52,386	$–	$545,030
Reinvestment of distributions	–	5,304	–	55,384
Shares redeemed	–	(371,399)	–	(3,942,186)
Net increase (decrease)	–	(313,709)	$–	$(3,341,772)
Class C
Shares sold	2,723,864	7,989,480	$29,132,926	$84,112,756
Reinvestment of distributions	188,468	338,212	2,005,043	3,555,483
Shares redeemed	(3,082,094)	(4,407,873)	(32,725,102)	(46,363,403)
Net increase (decrease)	(169,762)	3,919,819	$(1,587,133)	$41,304,836
Total Bond
Shares sold	344,327,610	564,396,562	$3,656,154,668	$5,943,329,183
Reinvestment of distributions	31,712,843	59,893,089	337,118,644	629,464,263
Shares redeemed	(227,225,458)	(389,085,832)	(2,407,083,033)	(4,072,787,679)
Net increase (decrease)	148,814,995	235,203,819	$1,586,190,279	$2,500,005,767
Class I
Shares sold	79,583,652	202,861,513	$843,474,955	$2,130,458,698
Reinvestment of distributions	4,341,205	7,026,236	46,064,196	73,778,315
Shares redeemed	(47,937,574)	(67,965,246)	(507,377,692)	(713,298,115)
Net increase (decrease)	35,987,283	141,922,503	$382,161,459	$1,490,938,898
Class Z
Shares sold	25,880,113	31,568,440	$273,585,430	$331,880,727
Reinvestment of distributions	1,221,619	2,342,277	12,974,066	24,597,125
Shares redeemed	(22,064,566)	(11,141,442)	(232,336,706)	(116,919,251)
Net increase (decrease)	5,037,166	22,769,275	$54,222,790	$239,558,601

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 20% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) as of February 28, 2017, the results of its operations, changes in net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Total Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 20, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Class A	.76%
Actual		$1,000.00	$992.30	$3.75
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class T	.77%
Actual		$1,000.00	$992.20	$3.80
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class C	1.53%
Actual		$1,000.00	$988.50	$7.54
Hypothetical-C		$1,000.00	$1,017.21	$7.65
Total Bond	.45%
Actual		$1,000.00	$993.70	$2.22
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$993.50	$2.47
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Class Z	.36%
Actual		$1,000.00	$994.20	$1.78
Hypothetical-C		$1,000.00	$1,023.01	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ATB-SANN-0417
1.804578.112

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 1, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 1, 2017